UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2018

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
SA Multi-Managed Growth Portfolio	6
SA Multi-Managed Moderate Growth Portfolio	32
SA Multi-Managed Income/Equity Portfolio	62
SA Multi-Managed Income Portfolio	86
SA Putnam Asset Allocation Diversified Growth Portfolio	110
SA T. Rowe Price Growth Stock Portfolio	149
Seasons Select
SA Multi-Managed Large Cap Growth Portfolio	155
SA Multi-Managed Large Cap Value Portfolio	163
SA Multi-Managed Mid Cap Growth Portfolio	172
SA Multi-Managed Mid Cap Value Portfolio	186
SA Multi-Managed Small Cap Portfolio	200
SA Multi-Managed International Equity Portfolio	216
SA Multi-Managed Diversified Fixed Income Portfolio	230
SA Wellington Real Return Portfolio	281
Seasons Focused
SA Columbia Focused Growth Portfolio	287
SA Columbia Focused Value Portfolio	290
Seasons Managed Allocation
SA Allocation Growth Portfolio	293
SA Allocation Moderate Growth Portfolio	296
SA Allocation Moderate Portfolio	299
SA Allocation Balanced Portfolio	302
Statements of Assets and Liabilities	305
Statements of Operations	313
Statements of Changes in Net Assets	317
Notes to Financial Statements	324
Financial Highlights	372
Supplement to Prospectus	386

Dear Seasons Series Trust Investor:

We are pleased to present the semi-annual report for Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2018.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank or Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2018

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2018 and held until September 30, 2018. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2018" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2018" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2018" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2018

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2018	Ending Account Value Using Actual Return at September 30, 2018	Expenses Paid During the Six Months Ended September 30, 2018*	Beginning Account Value at April 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2018	Expenses Paid During the Six Months Ended September 30, 2018*	Annualized Expense Ratio*
SA Multi-Managed Growth#
Class 1	$1,000.00	$1,092.24	$6.66	$1,000.00	$1,018.70	$6.43	1.27%
Class 2	$1,000.00	$1,091.12	$7.44	$1,000.00	$1,017.95	$7.18	1.42%
Class 3	$1,000.00	$1,090.75	$7.91	$1,000.00	$1,017.50	$7.64	1.51%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,072.09	$5.66	$1,000.00	$1,019.60	$5.52	1.09%
Class 2	$1,000.00	$1,071.43	$6.44	$1,000.00	$1,018.85	$6.28	1.24%
Class 3	$1,000.00	$1,069.93	$6.95	$1,000.00	$1,018.35	$6.78	1.34%
SA Multi-Managed Income/ Equity#
Class 1	$1,000.00	$1,042.90	$5.74	$1,000.00	$1,019.45	$5.67	1.12%
Class 2	$1,000.00	$1,042.97	$6.50	$1,000.00	$1,018.70	$6.43	1.27%
Class 3	$1,000.00	$1,042.04	$7.01	$1,000.00	$1,018.20	$6.93	1.37%
SA Multi-Managed Income#
Class 1	$1,000.00	$1,021.72	$5.88	$1,000.00	$1,019.25	$5.87	1.16%
Class 2	$1,000.00	$1,020.83	$6.64	$1,000.00	$1,018.50	$6.63	1.31%
Class 3	$1,000.00	$1,019.93	$7.14	$1,000.00	$1,018.00	$7.13	1.41%
SA Putnam Asset Allocation Diversified Growth#
Class 1	$1,000.00	$1,060.08	$4.75	$1,000.00	$1,020.46	$4.66	0.92%
Class 2	$1,000.00	$1,059.26	$5.52	$1,000.00	$1,019.70	$5.42	1.07%
Class 3	$1,000.00	$1,059.45	$6.04	$1,000.00	$1,019.20	$5.92	1.17%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,109.48	$4.65	$1,000.00	$1,020.66	$4.46	0.88%
Class 2	$1,000.00	$1,108.77	$5.44	$1,000.00	$1,019.90	$5.22	1.03%
Class 3	$1,000.00	$1,107.92	$5.97	$1,000.00	$1,019.40	$5.72	1.13%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$1,142.95	$4.19	$1,000.00	$1,021.16	$3.95	0.78%
Class 2	$1,000.00	$1,141.81	$4.99	$1,000.00	$1,020.41	$4.71	0.93%
Class 3	$1,000.00	$1,141.22	$5.53	$1,000.00	$1,019.90	$5.22	1.03%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,061.60	$4.08	$1,000.00	$1,021.11	$4.00	0.79%
Class 2	$1,000.00	$1,061.08	$4.86	$1,000.00	$1,020.36	$4.76	0.94%
Class 3	$1,000.00	$1,059.88	$5.37	$1,000.00	$1,019.85	$5.27	1.04%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$1,118.02	$4.94	$1,000.00	$1,020.41	$4.71	0.93%
Class 2	$1,000.00	$1,117.29	$5.73	$1,000.00	$1,019.65	$5.47	1.08%
Class 3	$1,000.00	$1,116.95	$6.26	$1,000.00	$1,019.15	$5.97	1.18%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,054.80	$4.79	$1,000.00	$1,020.41	$4.71	0.93%
Class 2	$1,000.00	$1,054.36	$5.56	$1,000.00	$1,019.65	$5.47	1.08%
Class 3	$1,000.00	$1,053.89	$6.08	$1,000.00	$1,019.15	$5.97	1.18%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2018

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2018	Ending Account Value Using Actual Return at September 30, 2018	Expenses Paid During the Six Months Ended September 30, 2018*	Beginning Account Value at April 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2018	Expenses Paid During the Six Months Ended September 30, 2018*	Annualized Expense Ratio*
SA Multi-Managed Small Cap#
Class 1	$1,000.00	$1,102.24	$4.80	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$1,101.37	$5.58	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$1,100.80	$6.11	$1,000.00	$1,019.25	$5.87	1.16%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$997.94	$4.76	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$995.88	$5.50	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$996.90	$6.01	$1,000.00	$1,019.05	$6.07	1.20%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$997.40	$3.45	$1,000.00	$1,021.61	$3.50	0.69%
Class 2	$1,000.00	$997.39	$4.16	$1,000.00	$1,020.91	$4.20	0.83%
Class 3	$1,000.00	$997.38	$4.66	$1,000.00	$1,020.41	$4.71	0.93%
SA Wellington Real Return#
Class 1	$1,000.00	$1,004.15	$2.91	$1,000.00	$1,022.16	$2.94	0.58%
Class 3	$1,000.00	$1,003.14	$4.17	$1,000.00	$1,020.91	$4.20	0.83%
SA Columbia Focused Growth#
Class 1	$1,000.00	$1,125.34	$4.05	$1,000.00	$1,021.26	$3.85	0.76%
Class 2	$1,000.00	$1,124.40	$4.85	$1,000.00	$1,020.51	$4.61	0.91%
Class 3	$1,000.00	$1,123.77	$5.38	$1,000.00	$1,020.00	$5.11	1.01%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,072.69	$3.74	$1,000.00	$1,021.46	$3.65	0.72%
Class 2	$1,000.00	$1,071.82	$4.52	$1,000.00	$1,020.71	$4.41	0.87%
Class 3	$1,000.00	$1,071.50	$5.04	$1,000.00	$1,020.21	$4.91	0.97%
SA Allocation Growth#
Class 1	$1,000.00	$1,055.36	$0.77	$1,000.00	$1,024.32	$0.76	0.15%
Class 3	$1,000.00	$1,053.44	$2.06	$1,000.00	$1,023.06	$2.03	0.40%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,045.96	$0.56	$1,000.00	$1,024.52	$0.56	0.11%
Class 3	$1,000.00	$1,044.37	$1.90	$1,000.00	$1,023.21	$1.88	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$1,040.48	$0.61	$1,000.00	$1,024.47	$0.61	0.12%
Class 3	$1,000.00	$1,038.86	$1.89	$1,000.00	$1,023.21	$1.88	0.37%
SA Allocation Balanced#
Class 1	$1,000.00	$1,029.55	$0.66	$1,000.00	$1,024.42	$0.66	0.13%
Class 3	$1,000.00	$1,028.70	$1.93	$1,000.00	$1,023.16	$1.93	0.38%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2018" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2018" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Diversified Financial Services	8.9%
Federal National Mtg. Assoc.	5.6
E-Commerce/Products	3.8
Web Portals/ISP	3.6
Applications Software	3.4
Electronic Components-Semiconductors	3.4
United States Treasury Notes	3.1
Finance-Credit Card	2.8
Medical-Drugs	2.6
Medical-Biomedical/Gene	2.5
Computers	2.5
Federal Home Loan Mtg. Corp.	2.4
Government National Mtg. Assoc.	2.3
Medical-HMO	2.2
Real Estate Investment Trusts	2.2
Retail-Restaurants	1.9
Diversified Manufacturing Operations	1.8
Diversified Banking Institutions	1.8
Banks-Commercial	1.7
Enterprise Software/Service	1.5
Beverages-Non-alcoholic	1.4
Consulting Services	1.4
Tobacco	1.3
United States Treasury Bonds	1.1
Electronic Forms	1.1
Electronic Components-Misc.	1.0
Aerospace/Defense-Equipment	1.0
Insurance-Property/Casualty	0.9
Oil Companies-Exploration & Production	0.9
E-Commerce/Services	0.9
Internet Content-Entertainment	0.9
Entertainment Software	0.8
Medical Instruments	0.8
Finance-Other Services	0.8
Commercial Services	0.8
Transport-Rail	0.8
Athletic Footwear	0.8
Commercial Services-Finance	0.8
Cable/Satellite TV	0.7
Therapeutics	0.7
Repurchase Agreements	0.7
Aerospace/Defense	0.7
Semiconductor Equipment	0.6
Containers-Metal/Glass	0.6
Computer Services	0.6
Electric-Integrated	0.6
Multimedia	0.6
Industrial Gases	0.6
Computer Aided Design	0.6
Coatings/Paint	0.5
Foreign Government Obligations	0.5
Cosmetics & Toiletries	0.5
Finance-Investment Banker/Broker	0.5
Cruise Lines	0.5
Building Products-Cement	0.5
Diagnostic Equipment	0.5
Sovereign	0.5
Building-Residential/Commercial	0.5
Auto/Truck Parts & Equipment-Original	0.5
Medical Products	0.5
Savings & Loans/Thrifts	0.4%
Telephone-Integrated	0.4
Medical-Generic Drugs	0.4
Food-Catering	0.4
Broadcast Services/Program	0.4
Finance-Consumer Loans	0.4
Medical Information Systems	0.4
Medical-Hospitals	0.4
U.S. Government Agencies	0.4
Web Hosting/Design	0.4
Industrial Automated/Robotic	0.4
Airlines	0.3
Computer Software	0.3
Distribution/Wholesale	0.3
Pharmacy Services	0.3
Building & Construction-Misc.	0.3
Independent Power Producers	0.3
Retail-Gardening Products	0.3
Food-Misc./Diversified	0.3
Insurance-Life/Health	0.3
Oil Refining & Marketing	0.3
Data Processing/Management	0.2
Gambling (Non-Hotel)	0.2
Retail-Apparel/Shoe	0.2
Banks-Super Regional	0.2
Coal	0.2
Pipelines	0.2
Computers-Integrated Systems	0.2
Human Resources	0.2
Municipal Bonds & Notes	0.2
Machinery-General Industrial	0.2
Power Converter/Supply Equipment	0.2
Insurance-Multi-line	0.2
Energy-Alternate Sources	0.2
Rubber/Plastic Products	0.2
Wireless Equipment	0.2
Retail-Home Furnishings	0.2
Footwear & Related Apparel	0.2
Oil-Field Services	0.2
Office Supplies & Forms	0.2
Auto-Truck Trailers	0.2
Racetracks	0.2
Cellular Telecom	0.2
Chemicals-Specialty	0.1
Financial Guarantee Insurance	0.1
Printing-Commercial	0.1
Publishing-Newspapers	0.1
Television	0.1
Electronic Measurement Instruments	0.1
Miscellaneous Manufacturing	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Water	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Jewelry	0.1
E-Services/Consulting	0.1
Auto-Cars/Light Trucks	0.1
Brewery	0.1
Containers-Paper/Plastic	0.1
Retail-Discount	0.1
Transport-Truck	0.1

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Home Furnishings	0.1%
Electronic Parts Distribution	0.1
B2B/E-Commerce	0.1
Gas-Distribution	0.1
Beverages-Wine/Spirits	0.1
Transactional Software	0.1
Metal Products-Distribution	0.1
Metal-Aluminum	0.1
Building Products-Doors & Windows	0.1
Engines-Internal Combustion	0.1
Internet Security	0.1
Publishing-Books	0.1
Medical Labs & Testing Services	0.1
Retail-Automobile	0.1
Metal-Iron	0.1
Oil Field Machinery & Equipment	0.1
Poultry	0.1
Medical-Outpatient/Home Medical	0.1
Real Estate Operations & Development	0.1
Paper & Related Products	0.1
Finance-Auto Loans	0.1
Vitamins & Nutrition Products	0.1
Retail-Regional Department Stores	0.1
Computers-Memory Devices	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
106.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 72.8%
Aerospace/Defense — 0.6%
Boeing Co.	904	$336,198
Aerospace/Defense-Equipment — 0.9%
Curtiss-Wright Corp.	400	54,968
L3 Technologies, Inc.	1,792	381,015
Moog, Inc., Class A	200	17,194
		453,177
Airlines — 0.3%
United Continental Holdings, Inc.†	2,060	183,464
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	450	9,873
Applications Software — 3.3%
Microsoft Corp.	10,477	1,198,254
salesforce.com, Inc.†	3,492	555,333
		1,753,587
Athletic Footwear — 0.8%
NIKE, Inc., Class B	4,819	408,266
Auto-Truck Trailers — 0.2%
Wabash National Corp.	4,925	89,783
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	2,869	240,709
Meritor, Inc.†	150	2,904
		243,613
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,475	64,753
B2B/E-Commerce — 0.1%
ePlus, Inc.†	500	46,350
Banks-Commercial — 1.6%
1st Source Corp.	325	17,101
BancFirst Corp.	925	55,454
BancorpSouth Bank	1,300	42,510
Banner Corp.	2,100	130,557
Cadence BanCorp	75	1,959
Cathay General Bancorp	500	20,720
CenterState Bank Corp.	239	6,704
Central Pacific Financial Corp.	1,575	41,627
Central Valley Community Bancorp	125	2,701
Citizens & Northern Corp.	125	3,269
City Holding Co.	325	24,960
CVB Financial Corp.	2,125	47,430
East West Bancorp, Inc.	24	1,449
FCB Financial Holdings, Inc., Class A†	1,575	74,655
First Commonwealth Financial Corp.	2,150	34,701
First Community Bancshares, Inc.	150	5,082
First Financial Bancorp	542	16,097
First Hawaiian, Inc.	450	12,222
First Interstate BancSystem, Inc., Class A	325	14,560
Great Western Bancorp, Inc.	150	6,329
Guaranty Bancorp	225	6,683
Hope Bancorp, Inc.	1,044	16,881
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Independent Bank Corp./ Massachusetts	75	$6,195
Independent Bank Corp./Michigan	600	14,190
OFG Bancorp	1,175	18,976
PacWest Bancorp	350	16,678
Sierra Bancorp	150	4,335
Simmons First National Corp., Class A	614	18,082
Southside Bancshares, Inc.	110	3,828
TCF Financial Corp.	1,325	31,548
Trustmark Corp.	450	15,143
UMB Financial Corp.	325	23,042
Union Bankshares Corp.	266	10,249
Webster Financial Corp.	300	17,688
West Bancorporation, Inc.	200	4,700
Westamerica Bancorporation	1,225	73,696
		842,001
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.	450	23,796
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	4,706
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	11,598	535,711
Monster Beverage Corp.†	3,538	206,195
		741,906
Broadcast Services/Program — 0.3%
Discovery, Inc., Class C†	3,649	107,938
Hemisphere Media Group, Inc.†	1,375	19,181
MSG Networks, Inc., Class A†	1,000	25,800
		152,919
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	1,900	142,709
MYR Group, Inc.†	625	20,400
		163,109
Building Products-Cement — 0.5%
Continental Building Products, Inc.†	2,750	103,262
Vulcan Materials Co.	1,529	170,025
		273,287
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	600	38,460
Building-Heavy Construction — 0.0%
MasTec, Inc.†	325	14,511
Building-Residential/Commercial — 0.5%
Beazer Homes USA, Inc.†	90	945
Hovnanian Enterprises, Inc., Class A†	11,875	19,000
KB Home	5,400	129,114
Taylor Morrison Home Corp., Class A†	4,550	82,082
TRI Pointe Group, Inc.†	725	8,990
		240,131

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 0.4%
Liberty Broadband Corp., Class C†	2,669	$224,997
WideOpenWest, Inc.†	987	11,064
		236,061
Chemicals-Plastics — 0.0%
PolyOne Corp.	250	10,930
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	550	37,180
OMNOVA Solutions, Inc.†	1,850	18,223
Sensient Technologies Corp.	200	15,302
		70,705
Circuit Boards — 0.0%
TTM Technologies, Inc.†	600	9,546
Coal — 0.2%
Arch Coal, Inc., Class A	350	31,290
NACCO Industries, Inc., Class A	325	10,644
Peabody Energy Corp.	625	22,275
SunCoke Energy, Inc.†	275	3,195
Warrior Met Coal, Inc.	2,075	56,108
		123,512
Coatings/Paint — 0.5%
Sherwin-Williams Co.	630	286,782
Commercial Services — 0.8%
Acacia Research Corp.†	2,000	6,400
Care.com, Inc.†	625	13,819
CoStar Group, Inc.†	541	227,674
Medifast, Inc.	75	16,616
ServiceMaster Global Holdings, Inc.†	2,566	159,169
		423,678
Commercial Services-Finance — 0.7%
Euronet Worldwide, Inc.†	150	15,033
Green Dot Corp., Class A†	275	24,425
MarketAxess Holdings, Inc.	175	31,236
Travelport Worldwide, Ltd.	3,775	63,684
Worldpay, Inc., Class A†	2,310	233,934
		368,312
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	1,200	136,692
Autodesk, Inc.†	1,016	158,608
		295,300
Computer Data Security — 0.0%
Carbon Black, Inc.†	150	3,177
Computer Services — 0.6%
Amdocs, Ltd.	3,303	217,932
Science Applications International Corp.	700	56,420
Syntel, Inc.†	425	17,416
Unisys Corp.†	1,825	37,230
		328,998
Security Description	Shares	Value (Note 2)
Computer Software — 0.3%
Box, Inc., Class A†	450	$10,760
SendGrid, Inc.†	100	3,679
SS&C Technologies Holdings, Inc.	2,957	168,046
		182,485
Computers — 2.5%
Apple, Inc.	5,823	1,314,484
Computers-Integrated Systems — 0.2%
NetScout Systems, Inc.†	4,850	122,462
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	200	6,816
Consulting Services — 1.4%
Gartner, Inc.†	2,989	473,756
Huron Consulting Group, Inc.†	1,275	62,985
Navigant Consulting, Inc.	925	21,331
Verisk Analytics, Inc.†	1,465	176,606
		734,678
Containers-Metal/Glass — 0.6%
Ball Corp.	7,820	344,002
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	3,595	50,366
Cosmetics & Toiletries — 0.5%
Edgewell Personal Care Co.†	275	12,713
Estee Lauder Cos., Inc., Class A	1,889	274,510
		287,223
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	4,844	278,191
Data Processing/Management — 0.2%
CSG Systems International, Inc.	50	2,007
Fair Isaac Corp.†	500	114,275
		116,282
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	1,058	258,237
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,325	19,743
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	125	11,775
Distribution/Wholesale — 0.3%
Essendant, Inc.	350	4,487
Fastenal Co.	2,481	143,947
Titan Machinery, Inc.†	1,925	29,809
		178,243
Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	3,598	192,025
Actuant Corp., Class A	1,275	35,573
Harsco Corp.†	900	25,695
Illinois Tool Works, Inc.	2,503	353,223
Parker-Hannifin Corp.	2,044	375,953
		982,469
Drug Delivery Systems — 0.0%
DexCom, Inc.†	80	11,443

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products — 3.8%
Amazon.com, Inc.†	932	$1,866,796
Wayfair, Inc., Class A†	1,147	169,377
		2,036,173
E-Commerce/Services — 0.9%
Booking Holdings, Inc.†	185	367,040
Liberty Expedia Holdings, Inc., Class A†	1,200	56,448
Shutterfly, Inc.†	475	31,298
		454,786
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	750	11,768
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,025	53,966
Electric Products-Misc. — 0.0%
Graham Corp.	225	6,338
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	900	7,425
Electric-Generation — 0.0%
Atlantic Power Corp.†	10,650	23,430
Electric-Integrated — 0.2%
El Paso Electric Co.	625	35,750
PNM Resources, Inc.	450	17,753
Portland General Electric Co.	1,025	46,750
		100,253
Electronic Components-Misc. — 1.0%
Bel Fuse, Inc., Class B	125	3,313
Benchmark Electronics, Inc.	1,850	43,290
Flex, Ltd.†	16,595	217,726
OSI Systems, Inc.†	700	53,417
Sensata Technologies Holding PLC†	3,668	181,749
Vishay Intertechnology, Inc.	1,425	28,999
		528,494
Electronic Components-Semiconductors — 3.2%
Amkor Technology, Inc.†	4,100	30,299
Microchip Technology, Inc.	3,872	305,539
NVIDIA Corp.	2,144	602,507
Rambus, Inc.†	10,475	114,282
Synaptics, Inc.†	900	41,058
Texas Instruments, Inc.	5,164	554,046
Xperi Corp.	3,800	56,430
		1,704,161
Electronic Forms — 1.1%
Adobe Systems, Inc.†	2,240	604,688
Electronic Measurement Instruments — 0.1%
Stoneridge, Inc.†	1,975	58,697
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	650	46,521
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,175	21,784
Pattern Energy Group, Inc., Class A	850	16,890
Security Description	Shares	Value (Note 2)
Energy-Alternate Sources (continued)
Renewable Energy Group, Inc.†	550	$15,840
REX American Resources Corp.†	650	49,107
		103,621
Engineering/R&D Services — 0.0%
VSE Corp.	525	17,393
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	1,950	37,499
Enterprise Software/Service — 1.5%
Domo, Inc., Class B†	1,275	27,349
Donnelley Financial Solutions, Inc.†	700	12,544
Manhattan Associates, Inc.†	250	13,650
MicroStrategy, Inc., Class A†	100	14,062
Progress Software Corp.	2,550	89,989
SVMK, Inc.†	800	12,824
Tyler Technologies, Inc.†	1,098	269,076
Ultimate Software Group, Inc.†	1,095	352,798
		792,292
Entertainment Software — 0.8%
Activision Blizzard, Inc.	5,434	452,054
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	65	28,475
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	425	24,297
Synchrony Financial	5,196	161,492
		185,789
Finance-Credit Card — 2.8%
Mastercard, Inc., Class A	3,143	699,663
Visa, Inc., Class A	5,409	811,837
		1,511,500
Finance-Investment Banker/Broker — 0.5%
Evercore, Inc., Class A	200	20,110
Houlihan Lokey, Inc.	850	38,190
TD Ameritrade Holding Corp.	4,326	228,543
		286,843
Finance-Other Services — 0.7%
CME Group, Inc.	956	162,721
Intercontinental Exchange, Inc.	2,684	201,005
WageWorks, Inc.†	775	33,131
		396,857
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,100	33,139
MGIC Investment Corp.†	1,350	17,968
NMI Holdings, Inc., Class A†	625	14,156
Radian Group, Inc.	350	7,235
		72,498
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	125	4,213
Food-Catering — 0.4%
Aramark	4,941	212,562
Food-Dairy Products — 0.0%
Dean Foods Co.	1,550	11,005

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	4,675	$90,321
Post Holdings, Inc.†	150	14,706
		105,027
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	550	18,838
Footwear & Related Apparel — 0.2%
Crocs, Inc.†	1,550	32,999
Deckers Outdoor Corp.†	175	20,752
Weyco Group, Inc.	75	2,639
Wolverine World Wide, Inc.	950	37,097
		93,487
Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	3,900	131,391
Gas-Distribution — 0.1%
Northwest Natural Holding Co.	150	10,035
Southwest Gas Holdings, Inc.	300	23,709
		33,744
Home Furnishings — 0.1%
Sleep Number Corp.†	1,300	47,814
Human Resources — 0.2%
Barrett Business Services, Inc.	1,050	70,119
Cross Country Healthcare, Inc.†	2,425	21,170
TrueBlue, Inc.†	975	25,399
		116,688
Independent Power Producers — 0.3%
NRG Energy, Inc.	3,787	141,634
Vistra Energy Corp.†	576	14,331
		155,965
Industrial Automated/Robotic — 0.4%
Cognex Corp.	3,366	187,890
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	1,790	299,019
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	1,800	38,196
Primerica, Inc.	525	63,289
		101,485
Insurance-Multi-line — 0.0%
Kemper Corp.	175	14,079
Insurance-Property/Casualty — 0.9%
Ambac Financial Group, Inc.†	100	2,042
First American Financial Corp.	325	16,767
Kinsale Capital Group, Inc.	500	31,930
Navigators Group, Inc.	500	34,550
ProAssurance Corp.	375	17,606
Progressive Corp.	5,076	360,599
Third Point Reinsurance, Ltd.†	650	8,450
Universal Insurance Holdings, Inc.	375	18,206
		490,150
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	125	4,713
Security Description	Shares	Value (Note 2)
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	2,753	$452,758
Internet Security — 0.1%
Proofpoint, Inc.†	225	23,924
Zix Corp.†	2,400	13,320
		37,244
Investment Management/Advisor Services — 0.0%
BrightSphere Investment Group PLC	325	4,030
Stifel Financial Corp.	140	7,176
Virtus Investment Partners, Inc.	100	11,375
		22,581
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	200	6,816
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	450	35,213
DXP Enterprises, Inc.†	800	32,056
Kadant, Inc.	425	45,836
		113,105
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	475	7,101
Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	3,000	42,750
athenahealth, Inc.†	1,094	146,158
		188,908
Medical Instruments — 0.8%
AngioDynamics, Inc.†	1,800	39,132
Boston Scientific Corp.†	9,162	352,737
NuVasive, Inc.†	625	44,362
		436,231
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	575	34,448
Medical Products — 0.4%
Integer Holdings Corp.†	1,550	128,572
Luminex Corp.	500	15,155
MiMedx Group, Inc.†	2,425	14,987
Orthofix Medical, Inc.†	300	17,343
OrthoPediatrics Corp.†	250	9,160
		185,217
Medical-Biomedical/Gene — 2.4%
ACADIA Pharmaceuticals, Inc.†	1,725	35,811
Achillion Pharmaceuticals, Inc.†	5,325	19,596
Alder Biopharmaceuticals, Inc.†	1,350	22,477
AMAG Pharmaceuticals, Inc.†	1,275	25,500
Amicus Therapeutics, Inc.†	2,175	26,296
AnaptysBio, Inc.†	1,632	162,825
Aptinyx, Inc.†	875	25,340
Arena Pharmaceuticals, Inc.†	655	30,143
Arvinas, Inc.†	100	1,687
Biohaven Pharmaceutical Holding Co., Ltd.†	800	30,040
Bluebird Bio, Inc.†	100	14,600
Celgene Corp.†	3,056	273,481

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
CytomX Therapeutics, Inc.†	750	$13,875
Forty Seven, Inc.†	1,275	19,023
Gilead Sciences, Inc.	396	30,575
Homology Medicines, Inc.†	900	20,574
Insmed, Inc.†	3,768	76,189
Menlo Therapeutics, Inc.†	600	5,910
Myriad Genetics, Inc.†	900	41,400
NewLink Genetics Corp.†	2,600	6,214
Novavax, Inc.†	10,850	20,398
Puma Biotechnology, Inc.†	525	24,071
Regeneron Pharmaceuticals, Inc.†	573	231,515
REGENXBIO, Inc.†	450	33,975
resTORbio, Inc.†	450	6,813
Sangamo Therapeutics, Inc.†	425	7,204
Selecta Biosciences, Inc.†	1,575	24,491
Solid Biosciences, Inc.†	700	33,026
Spark Therapeutics, Inc.†	350	19,093
Synlogic, Inc.†	1,267	18,004
Y-mAbs Therapeutics, Inc.†	100	2,656
		1,302,802
Medical-Drugs — 2.5%
Aimmune Therapeutics, Inc.†	700	19,096
Bristol-Myers Squibb Co.	4,999	310,338
Clovis Oncology, Inc.†	825	24,230
Eagle Pharmaceuticals, Inc.†	175	12,133
Eli Lilly & Co.	3,216	345,109
Global Blood Therapeutics, Inc.†	1,690	64,220
Gritstone Oncology, Inc.†	300	4,272
Horizon Pharma PLC†	1,875	36,712
Lannett Co., Inc.†	700	3,325
Mallinckrodt PLC†	1,225	35,905
Merck & Co., Inc.	3,681	261,130
Paratek Pharmaceuticals, Inc.†	1,750	16,975
Prestige Consumer Healthcare, Inc.†	1,150	43,573
Principia Biopharma, Inc.†	50	1,461
Reata Pharmaceuticals, Inc., Class A†	465	38,018
Seres Therapeutics, Inc.†	2,225	16,888
Sutro Biopharma, Inc.†	250	3,750
Synergy Pharmaceuticals, Inc.†	7,100	12,070
TG Therapeutics, Inc.†	1,550	8,680
Vanda Pharmaceuticals, Inc.†	1,350	30,983
Voyager Therapeutics, Inc.†	1,175	22,231
		1,311,099
Medical-Generic Drugs — 0.3%
Endo International PLC†	3,550	59,746
Mylan NV†	3,390	124,074
		183,820
Medical-HMO — 2.0%
Humana, Inc.	1,275	431,613
Molina Healthcare, Inc.†	850	126,395
Tivity Health, Inc.†	2,625	84,394
Security Description	Shares	Value (Note 2)
Medical-HMO (continued)
Triple-S Management Corp., Class B†	1,325	$25,029
UnitedHealth Group, Inc.	1,510	401,720
WellCare Health Plans, Inc.†	50	16,025
		1,085,176
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	1,875	6,488
Quorum Health Corp.†	3,750	21,975
Surgery Partners, Inc.†	850	14,025
Tenet Healthcare Corp.†	3,225	91,783
		134,271
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	2,100	30,975
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	725	11,977
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	150	3,083
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,025	44,444
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	400	43,624
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.†	225	3,616
Hillenbrand, Inc.	1,175	61,452
		65,068
Motion Pictures & Services — 0.0%
Eros International PLC†	1,450	17,473
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	800	12,040
Multimedia — 0.4%
Entravision Communications Corp., Class A	1,450	7,105
Liberty Media Corp. - Liberty Formula One, Series C†	5,914	219,942
		227,047
Office Furnishings-Original — 0.0%
Interface, Inc.	386	9,013
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	8,000	90,400
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	2,049	138,123
Denbury Resources, Inc.†	6,275	38,905
EP Energy Corp., Class A†	4,856	11,363
Gulfport Energy Corp.†	7,700	80,157
PDC Energy, Inc.†	325	15,912
Sanchez Energy Corp.†	1,950	4,485
Unit Corp.†	725	18,894
W&T Offshore, Inc.†	7,775	74,951
		382,790

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	325	$6,858
US Silica Holdings, Inc.	1,375	25,891
		32,749
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	75	3,184
Delek US Holdings, Inc.	1,225	51,977
Murphy USA, Inc.†	400	34,184
		89,345
Oil-Field Services — 0.2%
Archrock, Inc.	1,975	24,095
FTS International, Inc.†	800	9,432
MRC Global, Inc.†	2,675	50,209
SEACOR Holdings, Inc.†	175	8,647
		92,383
Paper & Related Products — 0.1%
Domtar Corp.	250	13,043
Verso Corp., Class A†	475	15,993
		29,036
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,000	18,090
Sanderson Farms, Inc.	125	12,921
		31,011
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	1,650	93,076
Powell Industries, Inc.	500	18,130
		111,206
Printing-Commercial — 0.1%
Deluxe Corp.	625	35,588
Ennis, Inc.	1,800	36,810
		72,398
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	5,025	35,175
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	5,200	52,052
Tribune Publishing Co.†	1,125	18,371
		70,423
Racetracks — 0.2%
Penn National Gaming, Inc.†	2,225	73,247
Speedway Motorsports, Inc.	500	8,925
		82,172
Real Estate Investment Trusts — 2.1%
American Assets Trust, Inc.	575	21,442
American Tower Corp.	2,444	355,113
Ashford Hospitality Trust, Inc.	3,800	24,282
Capstead Mtg. Corp.	6,775	53,590
CBL & Associates Properties, Inc.	600	2,394
Cherry Hill Mtg. Investment Corp.	650	11,765
City Office REIT, Inc.	175	2,209
CorEnergy Infrastructure Trust, Inc.	331	12,439
CoreSite Realty Corp.	825	91,690
CubeSmart	400	11,412
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
DiamondRock Hospitality Co.	3,475	$40,553
Dynex Capital, Inc.	250	1,595
EastGroup Properties, Inc.	275	26,295
EPR Properties	25	1,710
Equity LifeStyle Properties, Inc.	150	14,467
First Industrial Realty Trust, Inc.	300	9,420
Franklin Street Properties Corp.	525	4,195
GEO Group, Inc.	2,700	67,932
Gladstone Commercial Corp.	125	2,394
Government Properties Income Trust	150	1,694
Hersha Hospitality Trust	1,400	31,738
Highwoods Properties, Inc.	225	10,634
Hospitality Properties Trust	625	18,025
InfraREIT, Inc.†	175	3,701
Invesco Mtg. Capital, Inc.	1,175	18,588
Invitation Homes, Inc.	3,218	73,724
LTC Properties, Inc.	625	27,569
Mack-Cali Realty Corp.	550	11,693
National Retail Properties, Inc.	75	3,362
Pebblebrook Hotel Trust	475	17,276
Pennsylvania Real Estate Investment Trust	325	3,075
Piedmont Office Realty Trust, Inc., Class A	325	6,152
PS Business Parks, Inc.	150	19,063
Ramco-Gershenson Properties Trust	1,125	15,300
RLJ Lodging Trust	350	7,711
Saul Centers, Inc.	300	16,800
Taubman Centers, Inc.	200	11,966
Two Harbors Investment Corp.	3,113	46,477
Xenia Hotels & Resorts, Inc.	250	5,925
		1,105,370
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	259	5,877
Cushman & Wakefield PLC†	1,475	25,060
		30,937
Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	1,975	49,039
Children's Place, Inc.	625	79,875
		128,914
Retail-Appliances — 0.0%
Conn's, Inc.†	275	9,721
Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	500	34,375
Retail-Discount — 0.0%
BJ's Wholesale Club Holdings, Inc.†	550	14,729
Retail-Gardening Products — 0.3%
Tractor Supply Co.	1,563	142,045
Retail-Home Furnishings — 0.2%
RH†	725	94,982

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,225	$51,327
Signet Jewelers, Ltd.	75	4,945
		56,272
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	325	24,811
Retail-Restaurants — 1.8%
Bloomin' Brands, Inc.	5,650	111,814
Brinker International, Inc.	1,025	47,898
Dunkin' Brands Group, Inc.	1,520	112,054
McDonald's Corp.	1,692	283,055
Starbucks Corp.	6,751	383,727
		938,548
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	175	4,069
Trinseo SA	1,250	97,875
		101,944
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	500	7,970
Beneficial Bancorp, Inc.	3,892	65,775
Capitol Federal Financial, Inc.	125	1,592
First Defiance Financial Corp.	225	6,775
Flushing Financial Corp.	425	10,370
Investors Bancorp, Inc.	1,450	17,791
Meridian Bancorp, Inc.	3,125	53,125
Northfield Bancorp, Inc.	3,150	50,148
People's United Financial, Inc.	723	12,378
		225,924
Schools — 0.0%
K12, Inc.†	1,000	17,700
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	1,475	56,935
Semiconductor Equipment — 0.6%
Advanced Energy Industries, Inc.†	150	7,747
Cohu, Inc.	225	5,648
Entegris, Inc.	850	24,607
Lam Research Corp.	2,024	307,041
		345,043
Telecom Services — 0.0%
Switch, Inc., Class A	275	2,970
Telephone-Integrated — 0.1%
Frontier Communications Corp.	7,675	49,811
Windstream Holdings, Inc.†	3,650	17,885
		67,696
Television — 0.1%
ION Media Networks, Inc.†(1)(9)(13)	2	1,681
Sinclair Broadcast Group, Inc., Class A	2,075	58,826
		60,507
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	400	10,932
Security Description	Shares	Value (Note 2)
Therapeutics — 0.7%
Flexion Therapeutics, Inc.†	775	$14,500
La Jolla Pharmaceutical Co.†	700	14,091
Mersana Therapeutics, Inc.†	850	8,500
Neurocrine Biosciences, Inc.†	2,172	267,047
Sarepta Therapeutics, Inc.†	349	56,367
Xencor, Inc.†	850	33,125
		393,630
Tobacco — 1.0%
Altria Group, Inc.	9,040	545,202
Transactional Software — 0.1%
ACI Worldwide, Inc.†	525	14,774
Synchronoss Technologies, Inc.†	4,575	30,195
		44,969
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	351
Transport-Rail — 0.7%
CSX Corp.	4,824	357,217
Transport-Truck — 0.1%
ArcBest Corp.	600	29,130
Covenant Transportation Group, Inc., Class A†	175	5,086
Schneider National, Inc., Class B	300	7,494
YRC Worldwide, Inc.†	750	6,735
		48,445
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,525	22,646
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	466	16,259
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	200	10,910
USANA Health Sciences, Inc.†	125	15,069
		25,979
Water — 0.1%
American States Water Co.	1,025	62,669
Web Hosting/Design — 0.4%
Endurance International Group Holdings, Inc.†	1,350	11,880
GoDaddy, Inc., Class A†	1,985	165,529
NIC, Inc.	1,400	20,720
		198,129
Web Portals/ISP — 3.6%
Alphabet, Inc., Class C†	1,610	1,921,487
Wireless Equipment — 0.2%
InterDigital, Inc.	1,050	84,000
Total Common Stocks (cost $28,849,410)		38,966,128

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Societe Generale SA 8.25% due 11/29/2018(2)	$270,000	$271,701
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(9)	6,000	1
Total Preferred Securities/Capital Securities (cost $290,653)		271,702
ASSET BACKED SECURITIES — 8.9%
Diversified Financial Services — 8.9%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.39% (1 ML+0.17%) due 01/25/2037(3)	7,656	7,464
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	726	726
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 3.85% (3 ML+1.51%) due 01/15/2029*(8)	250,915	251,302
Apidos CLO XXI FRS Series 2015-21A, Class A1R 3.26% (3 ML+0.93%) due 07/18/2027*(8)	250,000	249,634
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.79% (1 ML+1.58%) due 10/25/2034(9)	2,055	2,067
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class AR 3.26% (3 ML+1.05%) due 08/05/2027*(8)	265,000	264,739
BANK VRS Series 2018-BN14, Class XA 0.53% due 09/15/2060(4)(5)(6)	1,000,000	38,685
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	81,972	81,215
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	78,891	78,195
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(7)	24,398	24,281
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(7)	28,258	28,125
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	78,044	77,245
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	$74,797	$74,947
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.92% due 02/25/2036(3)(5)	25,585	23,921
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.53% due 01/15/2051(4)(5)(6)	99,821	3,821
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(4)(5)(6)	124,929	4,805
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	2,042	2,016
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(4)	39,000	39,070
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	5,568	5,530
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	78,693	77,709
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	39,000	39,101
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(4)	20,000	20,295
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.94% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	15,837	15,473
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(9)	54,726	54,441
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(5)	54,050	53,681
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	35,000	34,185
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	45,267	45,062
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(4)	43,000	43,448
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	100,000	103,620
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	7,809	6,876

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.81% due 06/15/2057(4)(5)(6)	$321,889	$12,674
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(4)	40,000	40,155
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(9)	49,875	49,561
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.80% due 05/25/2035(3)(5)	23,709	23,760
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(4)	44,000	41,320
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	46,000	46,021
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	40,000	40,851
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.32% (1 ML+0.10%) due 03/25/2037(9)	54,904	27,809
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.75% due 01/25/2036(3)(5)	10,775	10,709
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.81% due 03/25/2047(3)(5)	5,305	4,834
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	1,731	1,731
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.76% (1 ML+0.54%) due 05/25/2035(3)	13,681	13,602
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(4)	39,000	38,838
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	25,000	25,235
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(4)	60,000	61,217
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(7)	96,536	96,270
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.51% (3 ML+1.16%) due 07/23/2029*(8)	$250,000	$249,972
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.34% (3 ML+1.00%) due 07/25/2026*(8)	270,000	269,920
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.88% due 12/25/2034(3)(5)	6,647	6,809
MFRA Trust VRS Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(5)(7)	85,973	85,080
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	80,894	79,009
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.10% due 12/15/2047(4)(5)(6)	96,530	3,829
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	42,000	41,074
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	9,239	7,357
MortgageIT Trust FRS Series 2005-4, Class A1 2.50% (1 ML+0.28%) due 10/25/2035(3)	29,419	29,089
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.72% (1 ML+1.50%) due 06/25/2057*(3)	71,360	73,177
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	67,664	67,855
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	74,385	74,701
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	70,913	71,247
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)	80,531	80,776
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.32% due 06/25/2036(3)(5)	29,016	25,681

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	$7,343	$7,054
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,060
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	83,371	82,923
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	98,288
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	45,177	45,415
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.32% (1 ML+0.10%) due 02/25/2037(9)	9,322	5,846
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)(9)	60,549	30,201
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	929	894
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.35% (1 ML+0.13%) due 05/25/2037(9)	25,441	19,380
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.71% due 02/20/2047(3)(5)	23,089	21,480
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 3.27% (3 ML+0.92%) due 10/20/2027*(8)	270,000	269,232
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.47% (1 ML+0.25%) due 11/25/2036(9)	50,000	46,453
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	68,610	67,174
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	80,443	78,181
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.72% (3 ML+1.37%) due 04/20/2027*(8)	265,000	264,961
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	30,000	30,283
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.78% due 01/25/2035(3)(5)	$17,762	$18,008
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.93% due 03/25/2035(3)(5)	13,129	13,420
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.20% due 11/25/2034(3)(5)	760	770
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.60% due 10/25/2036(3)(5)	7,999	7,965
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	29,787
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	35,000	35,655
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	36,000	36,895
Total Asset Backed Securities (cost $4,788,138)		4,761,167
U.S. CORPORATE BONDS & NOTES — 6.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	26,000	24,753
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	25,000	24,889
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	9,952
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,028
		39,869
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	5,000	4,425
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	5,000	4,938
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	10,000	9,822
		14,760

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	$15,000	$14,347
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	9,783
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	10,000	9,928
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	5,000	4,957
		39,015
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	4,453
General Motors Co. Senior Notes 5.40% due 04/01/2048	15,000	14,002
General Motors Co. Senior Notes 5.95% due 04/01/2049	10,000	9,933
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	10,824
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	14,588
		53,800
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	14,816
Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	10,000	9,280
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	53,681
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	30,000	28,784
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	20,000	18,840
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	10,000	10,131
		120,716
Security Description	Principal Amount(14)	Value (Note 2)
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	$15,000	$14,337
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,821
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	15,000	14,035
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	12,000	12,293
		45,486
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	15,000	14,575
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	10,000	9,896
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	12,993
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	14,560
		52,024
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	17,000	16,827
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	7,000	6,865
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	8,000	7,806
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	10,000	10,264
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	7,000	7,464
		49,226
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	20,000	20,450
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	12,000	11,790

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	$2,000	$2,005
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	20,000	20,335
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	5,000	5,077
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	15,000	15,009
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	32,000	34,399
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	13,302
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	4,902
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	25,000	23,659
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	8,000	7,260
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	8,962
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	17,068
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,096
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	15,000	15,310
		177,384
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,188
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	15,000	15,562
		20,750
Security Description	Principal Amount(14)	Value (Note 2)
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	$5,000	$5,044
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	5,000	4,802
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	15,000	14,275
		19,077
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	5,000	4,921
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	35,000	34,933
		39,854
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	8,972
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,138
		14,110
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	25,000	24,177
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	5,010
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	12,000	12,075
		17,085
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	4,848
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	55,000	54,297
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	14,731
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	33,659

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	$30,000	$28,877
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	5,000	4,880
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	40,226
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	9,616
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,001
Citigroup, Inc. FRS Senior Notes 3.41% (3 ML+1.10%) due 05/17/2024	30,000	30,239
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	10,000	9,403
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	14,722
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	6,000	6,055
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	25,000	26,633
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	19,000	18,806
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	15,000	14,628
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	25,000	24,155
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,759
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	14,309
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	15,000	13,904
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	10,000	9,854
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	$5,000	$5,103
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	18,029
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	8,000	9,624
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	25,000	24,225
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	33,699
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	14,208
JPMorgan Chase & Co. FRS Senior Notes 3.57% (3 ML+1.23%) due 10/24/2023	10,000	10,199
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	14,979
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	24,308
Morgan Stanley Senior Notes 3.59% due 07/22/2028	35,000	33,208
Morgan Stanley Senior Notes 3.63% due 01/20/2027	20,000	19,205
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	19,692
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	9,598
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	4,961
		628,792
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	9,883
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	5,000	4,824
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	15,000	14,686
		19,510

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	$10,000	$9,875
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	4,872
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	15,000	15,169
		20,041
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	4,035
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	10,000	9,468
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,842
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	13,035
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	5,000	4,476
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	4,566
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	14,868
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,078
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	35,000	34,124
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	9,699
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	25,000	22,769
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	10,000	9,543
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	25,000	28,416
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	5,000	5,002
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated (continued)
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	$5,000	$4,980
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	15,000	13,749
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	5,000	4,967
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	4,803
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	9,327
		212,747
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	30,000	29,648
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	5,000	4,645
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	35,000	34,006
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	6,920
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	10,000	9,938
		85,157
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,689
Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	15,000	14,689
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	4,748
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	15,000	15,900
Finance-Credit Card — 0.0%
American Express Co. Senior Notes 3.40% due 02/27/2023	15,000	14,764

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.00% due 04/04/2016†(9)	$7,000	$196
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	10,000	1
		198
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	43,786
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	8,832
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	15,000	14,975
		23,807
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	14,648
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	12,000	11,910
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	4,864
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	4,859
		9,723
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	14,000	14,315
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	10,000	9,858
		24,173
Insurance-Multi-line — 0.2%
Assurant, Inc. FRS Senior Notes 3.62% (3 ML+1.25%) due 03/26/2021	90,000	90,173
Security Description	Principal Amount(14)	Value (Note 2)
Insurance-Multi-line (continued)
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	$5,000	$4,325
		94,498
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,071
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	7,000	7,210
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	5,000	5,019
Medical Information Systems — 0.0%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	12,000	12,060
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	14,820
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	30,000	28,985
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	15,000	14,344
		43,329
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	14,568
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	4,705
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	4,975
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	25,000	23,685
		47,933
Medical-Drugs — 0.0%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	19,971
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	5,000	4,861

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	$5,000	$4,620
		9,481
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,791
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	10,000	9,500
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	15,548
Halfmoon Parent, Inc. Senior Sec. Notes 4.13% due 11/15/2025*	10,000	9,972
Halfmoon Parent, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	55,000	54,840
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	10,000	10,020
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,048
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	5,000	5,018
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	5,000	5,351
		125,088
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,863
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	7,000	6,648
Dignity Health Sec. Notes 2.64% due 11/01/2019	55,000	54,657
		66,168
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	10,000	9,568
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	15,000	18,480
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	35,000	35,238
Security Description	Principal Amount(14)	Value (Note 2)
Multimedia (continued)
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	$5,000	$4,364
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	20,000	19,131
		77,213
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	15,000	14,625
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	15,000	13,721
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,580
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,264
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,088
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	4,000	4,058
Hess Corp. Senior Notes 4.30% due 04/01/2027	10,000	9,697
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,630
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,888
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	12,000	12,045
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	7,210
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	7,000	7,035
		70,495
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	5,000	4,755
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	10,000	9,863

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	$12,000	$11,407
		26,025
Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	99,000	98,081
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	15,000	15,002
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	8,869
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	20,000	19,947
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	10,228
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,140
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	3,905	4,145
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,371	7,899
		169,311
Pipelines — 0.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	15,000	14,656
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	5,000	4,875
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	5,000	5,040
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	5,000	5,074
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	10,000	10,276
MPLX LP Senior Notes 4.00% due 03/15/2028	5,000	4,809
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	4,660
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,010
Security Description	Principal Amount(14)	Value (Note 2)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	$5,000	$4,850
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,379
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	5,000	4,723
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	5,000	4,886
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	15,000	14,734
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	15,000	14,389
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	5,000	5,044
		117,405
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	5,000	5,014
Real Estate Investment Trusts — 0.1%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	10,000	9,637
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	5,000	4,751
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	24,637
		39,025
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,100
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	9,888
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	5,000	5,131
		20,119
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	8,000	6,914

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	$35,000	$35,152
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	10,000	9,915
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	10,000	9,934
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	5,000	4,986
		24,835
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,763
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	20,000	19,417
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	4,935
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	15,000	14,425
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,723
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	15,000	13,705
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	5,000	4,983
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	22,000	20,966
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	19,835
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	15,000	14,265
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	10,081
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	10,000	10,033
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	10,000	10,662
		145,030
Security Description	Principal Amount(14)	Value (Note 2)
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	$40,000	$39,118
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,120
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	80,000	78,397
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	10,000	9,531
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	20,000	18,607
		158,773
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	20,000	18,954
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	25,000	25,426
		44,380
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	5,000	4,537
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	5,000	4,563
		9,100
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	10,000	10,009
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	10,000	10,041
		20,050
Total U.S. Corporate Bonds & Notes (cost $3,512,466)		3,447,665
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	30,000	29,400
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	25,000	24,631

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	$5,000	$4,493
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	9,776
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,816
		14,592
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	51,961
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,776
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000	14,962
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	12,000	12,480
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	5,000	4,992
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000	19,318
		36,790
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	5,000	4,967
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	5,000	4,925
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	10,000	10,007
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	5,000	4,730
		24,629
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	30,000	32,877
Security Description	Principal Amount(14)		Value (Note 2)
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		$20,000	$19,477
Encana Corp. Senior Notes 3.90% due 11/15/2021		10,000	10,043
			29,520
Oil Companies-Integrated — 0.0%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		11,000	10,496
YPF SA Senior Notes 16.50% due 05/09/2022*(9)	ARS	546,996	6,889
			17,385
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,091
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		15,000	16,297
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		10,000	12,064
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*		8,000	8,220
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		10,000	11,538
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		7,000	6,737
Nokia OYJ Senior Notes 6.63% due 05/15/2039		5,000	5,388
			12,125
Total Foreign Corporate Bonds & Notes (cost $384,005)			351,351
MUNICIPAL BONDS & NOTES — 0.2%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		5,000	4,731
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		10,000	9,912

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	$15,000	$19,067
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	5,000	5,342
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	30,000	32,629
State of California General Obligation Bonds 7.55% due 04/01/2039	15,000	21,894
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	20,000	20,230
Total Municipal Bonds & Notes (cost $115,539)		113,805
U.S. GOVERNMENT AGENCIES — 10.3%
Federal Home Loan Mtg. Corp. — 2.4%
2.50% due 01/01/2028	3,110	3,022
2.50% due 04/01/2028	8,966	8,710
3.00% due October TBA	400,000	382,713
3.50% due 03/01/2042	2,967	2,943
3.50% due 09/01/2043	25,618	25,411
3.50% due 08/01/2048	134,999	132,956
3.50% due October TBA	65,000	63,974
4.00% due 09/01/2040	4,141	4,196
4.00% due October TBA	500,000	504,901
4.50% due 01/01/2039	537	557
5.00% due 07/01/2021	6,259	6,293
5.50% due 07/01/2034	3,340	3,613
6.50% due 05/01/2029	512	567
7.50% due 08/01/2023	37	37
7.50% due 04/01/2028	512	573
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	767	790
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.09% due 10/25/2047*(4)(5)	20,000	19,950
Series 2012-K706, Class B 4.17% due 11/25/2044*(4)(5) 20,000 19,971 Series 2010-K8, Class B 5.44% due 09/25/2043*(4)(5)	25,000	25,731
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.74% due 03/25/2027(4)(5)(6)	124,404	5,419
Security Description	Principal Amount(14)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	$40,000	$39,038
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.87% (1 ML+1.65%) due 04/25/2043*	9,855	9,970
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 2.88% (1 ML+0.75%) due 09/25/2048*(3)	25,000	25,049
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3) 650 622 Series 3883, Class PB 3.00% due 05/15/2041(3) 7,884 7,736 Series 1577, Class PK 6.50% due 09/15/2023(3)	882	919
Series 1226, Class Z 7.75% due 03/15/2022(3)	163	172
		1,295,833
Federal National Mtg. Assoc. — 5.6%
2.50% due 02/01/2043	68,141	63,393
2.64% due 03/01/2027	23,347	22,183
2.78% due 03/01/2027	20,826	19,939
2.88% due 11/01/2027	80,000	75,778
2.97% due 06/01/2027	34,235	33,052
2.97% due 06/01/2030	40,000	36,980
3.00% due 07/01/2027	55,000	52,649
3.00% due 01/01/2028	6,164	6,125
3.13% due 02/01/2027	45,000	43,857
3.16% due 08/01/2027	75,000	72,724
3.50% due 08/01/2026	7,992	8,037
3.50% due 09/01/2026	7,681	7,724
3.50% due 10/01/2028	10,526	10,623
3.50% due 11/01/2047	199,017	195,958
3.50% due 03/01/2048	98,309	96,798
3.50% due October TBA	1,470,000	1,446,523
4.00% due 11/01/2025	1,394	1,427
4.00% due 09/01/2040	3,822	3,889
4.00% due 11/01/2040	1,366	1,390
4.00% due 12/01/2040	17,821	18,131
4.00% due 10/01/2041	5,709	5,808
4.00% due 11/01/2041	6,070	6,178
4.00% due 01/01/2042	5,651	5,749
4.00% due 12/01/2043	16,006	16,330
4.00% due October TBA	190,000	191,855
4.50% due 11/01/2022	2,750	2,799
4.50% due 01/01/2039	1,521	1,584
4.50% due 06/01/2039	18,061	18,711
4.50% due 09/01/2039	3,262	3,397

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 09/01/2040	$6,446	$6,708
4.50% due 05/01/2041	3,131	3,257
5.00% due 06/01/2019	64	66
5.00% due 05/01/2035	567	602
5.00% due 06/01/2040	23,949	25,443
5.00% due 07/01/2040	5,523	5,876
5.00% due October TBA	100,000	104,969
5.50% due 11/01/2020	1,058	1,070
5.50% due 04/01/2021	20,274	20,570
5.50% due 12/01/2029	932	994
5.50% due 06/01/2035	57,889	62,542
5.50% due 08/01/2037	9,338	10,068
5.50% due 06/01/2038	4,622	4,989
6.00% due 12/01/2033	4,279	4,711
6.00% due 05/01/2034	315	346
6.00% due 06/01/2040	112	124
6.50% due 10/01/2037	140	153
7.00% due 06/01/2037	4,159	4,658
Federal National Mtg. Assoc. FRS 3.90% (12 ML + 1.57%) due 05/01/2037 1,221 1,271 4.55% (12 ML + 1.82%) due 10/01/2040	1,317	1,374
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.77% (1 ML+3.55%) due 07/25/2029(3) 10,000 10,917 Series 2016-C07, Class 2M2 6.57% (1 ML+4.35%) due 05/25/2029(3)	20,143	22,533
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	5,725	5,481
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	6,821	6,391
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	13,624	12,799
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	14,274	13,677
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	11,628	11,145
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	18,402	17,975
Series 2017-72, Class B 3.00% due 09/25/2047(3)	16,288	15,876
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	18,843	18,365
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	17,936	17,484
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	8,609	8,620
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	19,300	19,312
Security Description	Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	$21,000	$20,820
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	15,767	15,699
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	22,175	22,085
		2,968,561
Government National Mtg. Assoc. — 2.3%
3.00% due October TBA	200,000	193,687
3.50% due October TBA	500,000	497,168
4.00% due 09/15/2041	146,217	148,954
4.00% due October TBA	100,000	101,699
4.50% due 06/15/2041	52,936	55,225
4.50% due October TBA	200,000	206,681
6.00% due 11/15/2031	17,084	18,458
7.00% due 05/15/2033	5,169	5,807
9.00% due 11/15/2021	51	53
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(3)	21,061	20,112
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	103	113
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,532	1,702
		1,249,659
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	5,999
Total U.S. Government Agencies (cost $5,575,355)		5,520,052
U.S. GOVERNMENT TREASURIES — 4.2%
United States Treasury Bonds — 1.1%
2.88% due 08/15/2045(10)(12)	156,000	146,896
2.88% due 11/15/2046	93,000	87,463
3.00% due 05/15/2045	16,000	15,439
3.00% due 11/15/2045	101,000	97,406
3.00% due 02/15/2047	50,000	48,185
3.00% due 02/15/2048	90,000	86,614
3.63% due 08/15/2043	65,000	69,751
3.75% due 11/15/2043	55,000	60,223
		611,977
United States Treasury Notes — 3.1%
0.38% due 07/15/2027(11)TIPS	381,174	364,140
1.13% due 09/30/2021	147,000	139,604
1.25% due 10/31/2021	621,000	591,090
1.88% due 03/31/2022	204,000	197,004
2.00% due 02/15/2025	20,000	18,836
2.88% due 05/31/2025	240,000	238,013
2.88% due 05/15/2028	85,000	83,718
		1,632,405
Total U.S. Government Treasuries (cost $2,316,757)		2,244,382

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(14)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027*		$200,000	$189,000
Government of Romania Senior Notes 6.13% due 01/22/2044		56,000	63,144
Total Foreign Government Obligations (cost $263,680)			252,144
Total Long-Term Investment Securities (cost $46,096,003)			55,928,396
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Foreign Government Obligations — 0.5%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	100,000	5,155
Government of Egypt Bills 17.41% due 10/16/2018	EGP	300,000	16,638
Government of Japan Bills (0.16)% due 08/13/2018	JPY	31,300,000	275,521
			297,314
U.S. Government Agencies — 0.4%
Federal Home Loan Bank 1.88% due 10/01/2018		200,000	200,000
Total Short-Term Investment Securities (cost $504,683)			497,314
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(15)		70,000	70,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		20,000	20,000
BNP Paribas SA Joint Repurchase Agreement(15)		150,000	150,000
Deutsche Bank AG Joint Repurchase Agreement(15)		25,000	25,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		115,000	115,000
Total Repurchase Agreements (cost $380,000)			380,000
TOTAL INVESTMENTS (cost $46,980,686)(16)		106.1%	56,805,710
Liabilities in excess of other assets		(6.1)	(3,285,026)
NET ASSETS		100.0%	$53,520,684

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $4,492,315 representing 8.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).
(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Commercial Mortgage Backed Security

(5)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)  Interest Only

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2018.

(8)  Collateralized Loan Obligation

(9)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $244,527 representing 0.5% of net assets.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks

ION Media Networks, Inc.	03/05/2014	2	$0	$1,681	$840.19	0.00%

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	Canada 10 Year Bonds	December 2018	$205,512	$205,350	$(162)
1	Long	Long Gilt Future	December 2018	157,288	157,633	345
2	Long	U.S. Treasury Long Bonds	December 2018	288,749	281,000	(7,749)
3	Short	U.S. Treasury 10 Year Notes	December 2018	360,117	356,344	3,773
12	Short	U.S. Treasury 10 Year Ultra Bonds	December 2018	1,532,798	1,512,000	20,798
3	Long	E-Mini Russell 2000 Index	December 2018	259,326	255,120	(4,206)
2	Long	U.S. Treasury 2 Year Notes	December 2018	421,361	421,469	108
10	Long	U.S. Treasury 5 Year Notes	December 2018	1,132,813	1,124,766	(8,047)
2	Long	U.S. Treasury Ultra Bonds	December 2018	313,525	308,563	(4,962)
						$(102)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	JPY	31,300,000	USD	284,525	11/13/2018	$8,209	$—
Net Unrealized Appreciation(Depreciation)						$8,209	$—

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$6,251
USD	130	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,843)	12,563
					$(2,843)	$18,814

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$58,826	$—	$1,681	$60,507
Other Industries	38,905,621	—	—	38,905,621
Preferred Securities/Capital Securities:
Diversified Banking Institutions	—	271,701	—	271,701
Finance-Investment Banker/Broker	—	—	1	1
Asset Backed Securities	—	4,761,167	—	4,761,167
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	196	2	198
Other Industries	—	3,447,467	—	3,447,467
Foreign Corporate Bonds & Notes	—	351,351	—	351,351
Municipal Bond & Notes	—	113,805	—	113,805
U.S. Government Agencies	—	5,520,052	—	5,520,052
U.S. Government Treasuries	—	2,244,382	—	2,244,382
Foreign Government Obligations	—	252,144	—	252,144
Short-Term Investment Securities	—	497,314	—	497,314
Repurchase Agreements	—	380,000	—	380,000
Total Investments at Value	$38,964,447	$17,839,579	$1,684	$56,805,710
Other Financial Instruments:†
Futures Contracts	$25,024	$—	$—	$25,024
Forward Foreign Currency Contracts	—	8,209	—	8,209
Centrally Cleared Interest Rate Swap Contracts	—	18,814	—	18,814
Total Other Financial Instruments	$25,024	$27,023	$—	$52,047
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,126	$—	$—	$25,126

*   For a detailed presentation of investments, please refer to the Portfolio of Investments.

†   Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Diversified Financial Services	13.4%
Federal National Mtg. Assoc.	8.5
United States Treasury Notes	6.2
Federal Home Loan Mtg. Corp.	4.8
Government National Mtg. Assoc.	3.6
E-Commerce/Products	3.0
Diversified Banking Institutions	2.8
Electronic Components-Semiconductors	2.8
Web Portals/ISP	2.7
Applications Software	2.6
Repurchase Agreements	2.2
Medical-Biomedical/Gene	2.2
Medical-Drugs	2.2
Finance-Credit Card	2.1
Real Estate Investment Trusts	2.1
Medical-HMO	2.0
Computers	1.9
Banks-Commercial	1.7
Retail-Restaurants	1.5
Diversified Manufacturing Operations	1.4
Tobacco	1.3
Enterprise Software/Service	1.1
Beverages-Non-alcoholic	1.0
Consulting Services	1.0
United States Treasury Bonds	1.0
Oil Companies-Exploration & Production	0.9
Foreign Government Obligations	0.9
Cable/Satellite TV	0.9
Electronic Forms	0.8
Electronic Components-Misc.	0.8
Electric-Integrated	0.8
Aerospace/Defense-Equipment	0.8
Finance-Other Services	0.8
Insurance-Property/Casualty	0.7
Medical Instruments	0.7
Commercial Services-Finance	0.7
E-Commerce/Services	0.7
Transport-Rail	0.6
Internet Content-Entertainment	0.6
Entertainment Software	0.6
Athletic Footwear	0.6
Therapeutics	0.6
Commercial Services	0.6
Aerospace/Defense	0.6
Telephone-Integrated	0.5
Multimedia	0.5
Sovereign	0.5
Semiconductor Equipment	0.5
Pharmacy Services	0.5
Containers-Metal/Glass	0.5
Computer Services	0.5
Coatings/Paint	0.5
Computer Aided Design	0.5
Building-Residential/Commercial	0.4
Medical Products	0.4
Medical-Hospitals	0.4
Industrial Gases	0.4
Finance-Investment Banker/Broker	0.4
Building Products-Cement	0.4
Cosmetics & Toiletries	0.4
Cruise Lines	0.4%
Diagnostic Equipment	0.4
Savings & Loans/Thrifts	0.4
Medical-Generic Drugs	0.4
Finance-Consumer Loans	0.4
Broadcast Services/Program	0.3
Pipelines	0.3
Auto/Truck Parts & Equipment-Original	0.3
Medical Information Systems	0.3
Banks-Super Regional	0.3
Municipal Bonds & Notes	0.3
Insurance-Multi-line	0.3
Food-Catering	0.3
Airlines	0.3
Web Hosting/Design	0.3
Building & Construction-Misc.	0.3
Industrial Automated/Robotic	0.3
Distribution/Wholesale	0.3
Food-Misc./Diversified	0.3
Computer Software	0.3
Insurance-Life/Health	0.3
Data Processing/Management	0.3
U.S. Government Agencies	0.2
Oil Refining & Marketing	0.2
Independent Power Producers	0.2
Gambling (Non-Hotel)	0.2
Retail-Apparel/Shoe	0.2
Coal	0.2
Computers-Integrated Systems	0.2
Retail-Gardening Products	0.2
Human Resources	0.2
Power Converter/Supply Equipment	0.2
Machinery-General Industrial	0.2
Wireless Equipment	0.2
Energy-Alternate Sources	0.2
Rubber/Plastic Products	0.2
Brewery	0.2
Retail-Home Furnishings	0.2
Footwear & Related Apparel	0.2
Oil-Field Services	0.2
Office Supplies & Forms	0.2
Auto-Cars/Light Trucks	0.2
Auto-Truck Trailers	0.2
Cellular Telecom	0.2
Chemicals-Specialty	0.1
Racetracks	0.1
Retail-Discount	0.1
Electronic Measurement Instruments	0.1
Television	0.1
Printing-Commercial	0.1
Financial Guarantee Insurance	0.1
Publishing-Newspapers	0.1
Beverages-Wine/Spirits	0.1
Miscellaneous Manufacturing	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Water	0.1
Retail-Jewelry	0.1
Gas-Distribution	0.1
Semiconductor Components-Integrated Circuits	0.1
Metal-Iron	0.1

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Industry Allocation* (continued)
E-Services/Consulting	0.1%
Electric-Generation	0.1
Containers-Paper/Plastic	0.1
Transport-Truck	0.1
Home Furnishings	0.1
Veterinary Diagnostics	0.1
Electronic Parts Distribution	0.1
B2B/E-Commerce	0.1
Computers-Memory Devices	0.1
Transactional Software	0.1
Metal Products-Distribution	0.1
Metal-Aluminum	0.1
Steel-Producers	0.1
Building Products-Doors & Windows	0.1
Internet Security	0.1
Engines-Internal Combustion	0.1
Medical Labs & Testing Services	0.1
Publishing-Books	0.1
Building & Construction Products-Misc.	0.1
Retail-Automobile	0.1
Oil Field Machinery & Equipment	0.1
Poultry	0.1
Real Estate Operations & Development	0.1
Medical-Outpatient/Home Medical	0.1
Oil Companies-Integrated	0.1
Rental Auto/Equipment	0.1
Music	0.1
111.9%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.8%
Aerospace/Defense — 0.5%
Boeing Co.	1,142	$424,710
Aerospace/Defense-Equipment — 0.6%
Curtiss-Wright Corp.	575	79,017
L3 Technologies, Inc.	2,154	457,983
Moog, Inc., Class A	275	23,642
		560,642
Airlines — 0.3%
United Continental Holdings, Inc.†	2,559	227,905
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	675	14,810
Applications Software — 2.5%
Microsoft Corp.	13,140	1,502,822
salesforce.com, Inc.†	4,285	681,443
		2,184,265
Athletic Footwear — 0.6%
NIKE, Inc., Class B	6,168	522,553
Auto-Truck Trailers — 0.2%
Wabash National Corp.	7,300	133,079
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	3,551	297,929
Meritor, Inc.†	200	3,872
		301,801
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,175	95,482
B2B/E-Commerce — 0.1%
ePlus, Inc.†	750	69,525
Banks-Commercial — 1.4%
1st Source Corp.	485	25,521
BancFirst Corp.	1,375	82,431
BancorpSouth Bank	1,950	63,765
Banner Corp.	3,125	194,281
Cadence BanCorp	125	3,265
Cathay General Bancorp, Class B	750	31,080
CenterState Bank Corp.	369	10,350
Central Pacific Financial Corp.	2,325	61,450
Central Valley Community Bancorp	175	3,782
Citizens & Northern Corp.	200	5,230
City Holding Co.	475	36,480
CVB Financial Corp.	3,150	70,308
East West Bancorp, Inc.	18	1,087
FCB Financial Holdings, Inc., Class A†	2,325	110,205
First Commonwealth Financial Corp.	3,175	51,244
First Community Bancshares, Inc.	200	6,776
First Financial Bancorp	821	24,384
First Hawaiian, Inc.	675	18,333
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Interstate BancSystem, Inc., Class A	475	$21,280
Great Western Bancorp, Inc.	225	9,493
Guaranty Bancorp	325	9,652
Hope Bancorp, Inc.	1,558	25,193
Independent Bank Corp./ Massachusetts	100	8,260
Independent Bank Corp./ Michigan	900	21,285
OFG Bancorp	1,775	28,666
PacWest Bancorp	525	25,016
Sierra Bancorp	225	6,503
Simmons First National Corp., Class A	905	26,652
Southside Bancshares, Inc.	152	5,290
TCF Financial Corp.	1,950	46,429
Trustmark Corp.	675	22,714
UMB Financial Corp.	475	33,677
Union Bankshares Corp.	384	14,796
Webster Financial Corp.	450	26,532
West Bancorporation, Inc.	300	7,050
Westamerica Bancorporation	1,800	108,288
		1,246,748
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.	650	34,372
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	180	6,777
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	14,408	665,505
Monster Beverage Corp.†	4,377	255,092
		920,597
Broadcast Services/Program — 0.2%
Discovery, Inc., Class C†	4,569	135,151
Hemisphere Media Group, Inc.†	2,050	28,598
MSG Networks, Inc., Class A†	1,500	38,700
		202,449
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	2,825	212,186
MYR Group, Inc.†	950	31,008
		243,194
Building Products-Cement — 0.4%
Continental Building Products, Inc.†	4,100	153,955
Vulcan Materials Co.	1,894	210,613
		364,568
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	900	57,690
Building-Heavy Construction — 0.0%
MasTec, Inc.†	475	21,209

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial — 0.4%
Beazer Homes USA, Inc.†	25	$262
Hovnanian Enterprises, Inc., Class A†	17,625	28,200
KB Home	8,025	191,878
Taylor Morrison Home Corp., Class A†	6,775	122,221
TRI Pointe Group, Inc.†	1,100	13,640
		356,201
Cable/Satellite TV — 0.3%
Liberty Broadband Corp., Class C†	3,305	278,611
WideOpenWest, Inc.†	1,489	16,692
		295,303
Chemicals-Plastics — 0.0%
PolyOne Corp.	375	16,395
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	825	55,770
OMNOVA Solutions, Inc.†	2,725	26,841
Sensient Technologies Corp.	300	22,953
		105,564
Circuit Boards — 0.0%
TTM Technologies, Inc.†	900	14,319
Coal — 0.2%
Arch Coal, Inc., Class A	525	46,935
NACCO Industries, Inc., Class A	475	15,556
Peabody Energy Corp.	925	32,967
SunCoke Energy, Inc.†	400	4,648
Warrior Met Coal, Inc.	3,100	83,824
		183,930
Coatings/Paint — 0.4%
Sherwin-Williams Co.	780	355,064
Commercial Services — 0.6%
Acacia Research Corp.†	2,950	9,440
Care.com, Inc.†	925	20,452
CoStar Group, Inc.†	671	282,384
Medifast, Inc.	125	27,694
ServiceMaster Global Holdings, Inc.†	2,850	176,785
		516,755
Commercial Services-Finance — 0.6%
Euronet Worldwide, Inc.†	225	22,549
Green Dot Corp., Class A†	400	35,528
MarketAxess Holdings, Inc.	275	49,085
Travelport Worldwide, Ltd.	5,625	94,894
Worldpay, Inc., Class A†	2,859	289,531
		491,587
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	1,775	202,190
Autodesk, Inc.†	1,253	195,606
		397,796
Security Description	Shares	Value (Note 2)
Computer Data Security — 0.0%
Carbon Black, Inc.†	225	$4,766
Computer Services — 0.5%
Amdocs, Ltd.	3,776	249,140
Science Applications International Corp.	1,025	82,615
Syntel, Inc.†	625	25,613
Unisys Corp.†	2,725	55,590
		412,958
Computer Software — 0.3%
Box, Inc., Class A†	675	16,139
SendGrid, Inc.†	125	4,599
SS&C Technologies Holdings, Inc.	3,659	207,941
		228,679
Computers — 1.9%
Apple, Inc.	7,232	1,632,552
Computers-Integrated Systems — 0.2%
NetScout Systems, Inc.†	7,200	181,800
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	275	9,372
Consulting Services — 1.0%
Gartner, Inc.†	3,611	572,344
Huron Consulting Group, Inc.†	1,875	92,625
Navigant Consulting, Inc.	1,400	32,284
Verisk Analytics, Inc.†	1,806	217,713
		914,966
Containers-Metal/Glass — 0.5%
Ball Corp.	9,726	427,847
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	5,325	74,603
Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co.†	425	19,648
Estee Lauder Cos., Inc., Class A	2,346	340,920
		360,568
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	6,055	347,739
Data Processing/Management — 0.2%
CSG Systems International, Inc.	75	3,011
Fair Isaac Corp.†	750	171,412
		174,423
Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	1,385	338,051
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,975	29,428
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	175	16,485

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale — 0.3%
Essendant, Inc.	525	$6,731
Fastenal Co.	3,123	181,196
Titan Machinery, Inc.†	2,850	44,132
		232,059
Diversified Manufacturing Operations — 1.4%
A.O. Smith Corp.	4,541	242,353
Actuant Corp., Class A	1,900	53,010
Harsco Corp.†	1,350	38,542
Illinois Tool Works, Inc.	3,006	424,207
Parker-Hannifin Corp.	2,599	478,034
		1,236,146
Drug Delivery Systems — 0.0%
DexCom, Inc.†	102	14,590
E-Commerce/Products — 2.9%
Amazon.com, Inc.†	1,156	2,315,468
Wayfair, Inc., Class A†	1,418	209,396
		2,524,864
E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	235	466,240
Liberty Expedia Holdings, Inc., Class A†	1,775	83,496
Shutterfly, Inc.†	700	46,123
		595,859
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	1,125	17,651
E-Services/Consulting — 0.1%
Perficient, Inc.†	3,000	79,950
Electric Products-Misc. — 0.0%
Graham Corp.	325	9,155
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,325	10,931
Electric-Generation — 0.0%
Atlantic Power Corp.†	15,850	34,870
Electric-Integrated — 0.2%
El Paso Electric Co.	925	52,910
PNM Resources, Inc.	675	26,629
Portland General Electric Co.	1,500	68,415
		147,954
Electronic Components-Misc. — 0.8%
Bel Fuse, Inc., Class B	200	5,300
Benchmark Electronics, Inc.	2,750	64,350
Flex, Ltd.†	20,537	269,445
OSI Systems, Inc.†	1,050	80,126
Sensata Technologies Holding PLC†	4,631	229,466
Vishay Intertechnology, Inc.	2,125	43,244
		691,931
Electronic Components-Semiconductors — 2.5%
Amkor Technology, Inc.†	6,100	45,079
Microchip Technology, Inc.	4,801	378,847
NVIDIA Corp.	2,663	748,356
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Rambus, Inc.†	15,575	$169,923
Synaptics, Inc.†	1,325	60,447
Texas Instruments, Inc.	6,457	692,772
Xperi Corp.	5,625	83,531
		2,178,955
Electronic Forms — 0.8%
Adobe Systems, Inc.†	2,748	741,823
Electronic Measurement Instruments — 0.1%
Stoneridge, Inc.†	2,950	87,674
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	975	69,781
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,725	31,981
Pattern Energy Group, Inc., Class A	1,250	24,838
Renewable Energy Group, Inc.†	800	23,040
REX American Resources Corp.†	950	71,772
		151,631
Engineering/R&D Services — 0.0%
VSE Corp.	800	26,504
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,875	55,286
Enterprise Software/Service — 1.1%
Domo, Inc., Class B†	1,875	40,219
Donnelley Financial Solutions, Inc.†	1,050	18,816
Manhattan Associates, Inc.†	375	20,475
MicroStrategy, Inc., Class A†	150	21,093
Progress Software Corp.	3,775	133,220
SVMK, Inc.†	1,200	19,236
Tyler Technologies, Inc.†	1,359	333,036
Ultimate Software Group, Inc.†	1,284	413,692
		999,787
Entertainment Software — 0.6%
Activision Blizzard, Inc.	6,693	556,791
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	32,855
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	650	37,161
Synchrony Financial	6,430	199,844
		237,005
Finance-Credit Card — 2.1%
Mastercard, Inc., Class A	3,904	869,069
Visa, Inc., Class A	6,718	1,008,305
		1,877,374
Finance-Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	300	30,165
Houlihan Lokey, Inc.	1,275	57,286
TD Ameritrade Holding Corp.	5,347	282,482
		369,933

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.6%
CME Group, Inc.	1,182	$201,188
Intercontinental Exchange, Inc.	3,322	248,785
WageWorks, Inc.†	1,150	49,162
		499,135
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	4,600	49,174
MGIC Investment Corp.†	2,000	26,620
NMI Holdings, Inc., Class A†	925	20,951
Radian Group, Inc.	525	10,852
		107,597
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	5,898
Food-Catering — 0.3%
Aramark	6,137	264,014
Food-Dairy Products — 0.0%
Dean Foods Co.	2,325	16,508
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	6,975	134,757
Post Holdings, Inc.†	225	22,059
		156,816
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	800	27,400
Footwear & Related Apparel — 0.2%
Crocs, Inc.†	2,300	48,967
Deckers Outdoor Corp.†	275	32,609
Weyco Group, Inc.	100	3,518
Wolverine World Wide, Inc.	1,400	54,670
		139,764
Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	5,800	195,402
Gas-Distribution — 0.1%
Northwest Natural Holding Co.	225	15,053
Southwest Gas Holdings, Inc.	450	35,563
		50,616
Home Furnishings — 0.1%
Sleep Number Corp.†	1,925	70,801
Human Resources — 0.2%
Barrett Business Services, Inc.	1,550	103,509
Cross Country Healthcare, Inc.†	3,600	31,428
TrueBlue, Inc.†	1,425	37,121
		172,058
Independent Power Producers — 0.2%
NRG Energy, Inc.	4,687	175,294
Vistra Energy Corp.†	858	21,347
		196,641
Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.3%
Cognex Corp.	4,181	$233,383
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,220	370,851
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	2,700	57,294
Primerica, Inc.	775	93,426
		150,720
Insurance-Multi-line — 0.0%
Kemper Corp.	275	22,124
Insurance-Property/Casualty — 0.7%
Ambac Financial Group, Inc.†	150	3,063
First American Financial Corp.	500	25,795
Kinsale Capital Group, Inc.	750	47,895
Navigators Group, Inc.	750	51,825
ProAssurance Corp.	550	25,823
Progressive Corp.	6,283	446,344
Third Point Reinsurance, Ltd.†	975	12,675
Universal Insurance Holdings, Inc.	550	26,702
		640,122
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	175	6,598
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	3,420	562,453
Internet Security — 0.1%
Proofpoint, Inc.†	350	37,215
Zix Corp.†	3,550	19,703
		56,918
Investment Management/Advisor Services — 0.0%
BrightSphere Investment Group PLC	500	6,200
Stifel Financial Corp.	225	11,534
Virtus Investment Partners, Inc.	150	17,062
		34,796
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	100	3,408
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	675	52,819
DXP Enterprises, Inc.†	1,175	47,082
Kadant, Inc.	625	67,406
		167,307
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	725	10,839
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	4,450	63,413
athenahealth, Inc.†	1,517	202,671
		266,084

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments — 0.6%
AngioDynamics, Inc.†	2,700	$58,698
Boston Scientific Corp.†	11,565	445,252
NuVasive, Inc.†	900	63,882
		567,832
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	875	52,421
Medical Products — 0.3%
Integer Holdings Corp.†	2,300	190,785
Luminex Corp.	725	21,975
MiMedx Group, Inc.†	3,625	22,402
Orthofix Medical, Inc.†	425	24,569
OrthoPediatrics Corp.†	350	12,824
		272,555
Medical-Biomedical/Gene — 2.0%
ACADIA Pharmaceuticals, Inc.†	2,575	53,457
Achillion Pharmaceuticals, Inc.†	7,925	29,164
Alder Biopharmaceuticals, Inc.†	2,025	33,716
AMAG Pharmaceuticals, Inc.†	1,900	38,000
Amicus Therapeutics, Inc.†	3,250	39,292
AnaptysBio, Inc.†	1,988	198,343
Aptinyx, Inc.†	1,275	36,924
Arena Pharmaceuticals, Inc.†	995	45,790
Arvinas, Inc.†	50	844
Biohaven Pharmaceutical Holding Co., Ltd.†	1,175	44,121
Bluebird Bio, Inc.†	175	25,550
Celgene Corp.†	3,872	346,505
CytomX Therapeutics, Inc.†	1,100	20,350
Forty Seven, Inc.†	1,900	28,348
Gilead Sciences, Inc.	492	37,987
Homology Medicines, Inc.†	1,325	30,290
Insmed, Inc.†	4,745	95,944
Menlo Therapeutics, Inc.†	900	8,865
Myriad Genetics, Inc.†	1,325	60,950
NewLink Genetics Corp.†	3,850	9,202
Novavax, Inc.†	16,125	30,315
Puma Biotechnology, Inc.†	775	35,534
Regeneron Pharmaceuticals, Inc.†	697	281,616
REGENXBIO, Inc.†	675	50,962
resTORbio, Inc.†	650	9,841
Sangamo Therapeutics, Inc.†	625	10,594
Selecta Biosciences, Inc.†	2,350	36,542
Solid Biosciences, Inc.†	1,025	48,359
Spark Therapeutics, Inc.†	525	28,639
Synlogic, Inc.†	1,909	27,127
Y-mAbs Therapeutics, Inc.†	125	3,320
		1,746,491
Medical-Drugs — 2.0%
Aimmune Therapeutics, Inc.†	1,050	28,644
Bristol-Myers Squibb Co.	6,098	378,564
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Clovis Oncology, Inc.†	1,225	$35,978
Eagle Pharmaceuticals, Inc.†	275	19,066
Eli Lilly & Co.	4,031	432,567
Global Blood Therapeutics, Inc.†	2,304	87,552
Gritstone Oncology, Inc.†	500	7,120
Horizon Pharma PLC†	2,775	54,334
Lannett Co., Inc.†	1,050	4,988
Mallinckrodt PLC†	1,800	52,758
Merck & Co., Inc.	4,627	328,239
Paratek Pharmaceuticals, Inc.†	2,600	25,220
Prestige Brands Holdings, Inc.†	1,700	64,413
Principia Biopharma, Inc.†	100	2,922
Reata Pharmaceuticals, Inc., Class A†	670	54,779
Seres Therapeutics, Inc.†	3,300	25,047
Sutro Biopharma, Inc.	400	6,000
Synergy Pharmaceuticals, Inc.†	10,550	17,935
TG Therapeutics, Inc.†	2,300	12,880
Vanda Pharmaceuticals, Inc.†	2,000	45,900
Voyager Therapeutics, Inc.†	1,750	33,110
		1,718,016
Medical-Generic Drugs — 0.3%
Endo International PLC†	5,300	89,199
Mylan NV†	4,135	151,341
		240,540
Medical-HMO — 1.6%
Humana, Inc.	1,583	535,877
Molina Healthcare, Inc.†	1,275	189,592
Tivity Health, Inc.†	3,900	125,385
Triple-S Management Corp., Class B†	1,975	37,308
UnitedHealth Group, Inc.	1,929	513,191
WellCare Health Plans, Inc.†	75	24,037
		1,425,390
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,800	9,688
Quorum Health Corp.†	5,575	32,669
Surgery Partners, Inc.†	1,275	21,038
Tenet Healthcare Corp.†	4,775	135,896
		199,291
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	3,100	45,725
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	1,075	17,759
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	200	4,110
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,525	66,124
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	600	65,436

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.1%
FreightCar America, Inc.†	350	$5,624
Hillenbrand, Inc.	1,750	91,525
		97,149
Motion Pictures & Services — 0.0%
Eros International PLC†	2,150	25,908
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,200	18,060
Multimedia — 0.3%
Entravision Communications Corp., Class A	2,150	10,535
Liberty Media Corp. - Liberty Formula One, Series C†	7,318	272,156
		282,691
Office Furnishings-Original — 0.0%
Interface, Inc.	582	13,590
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	11,875	134,187
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	2,537	171,019
Denbury Resources, Inc.†	9,350	57,970
EP Energy Corp., Class A†	7,219	16,892
Gulfport Energy Corp.†	11,425	118,934
PDC Energy, Inc.†	500	24,480
Sanchez Energy Corp.†	2,900	6,670
Unit Corp.†	1,075	28,015
W&T Offshore, Inc.†	11,550	111,342
		535,322
Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	475	10,023
US Silica Holdings, Inc.	2,050	38,601
		48,624
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	125	5,308
Delek US Holdings, Inc.	1,800	76,374
Murphy USA, Inc.†	575	49,139
		130,821
Oil-Field Services — 0.2%
Archrock, Inc.	2,925	35,685
FTS International, Inc.†	1,200	14,148
MRC Global, Inc.†	3,950	74,141
SEACOR Holdings, Inc.†	275	13,588
		137,562
Paper & Related Products — 0.0%
Domtar Corp.	350	18,259
Verso Corp., Class A†	725	24,411
		42,670
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,475	26,683
Sanderson Farms, Inc.	200	20,674
		47,357
Security Description	Shares	Value (Note 2)
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,475	$139,615
Powell Industries, Inc.	775	28,101
		167,716
Printing-Commercial — 0.1%
Deluxe Corp.	950	54,093
Ennis, Inc.	2,650	54,192
		108,285
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	7,475	52,325
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,700	77,077
Tribune Publishing Co.†	1,675	27,353
		104,430
Racetracks — 0.1%
Penn National Gaming, Inc.†	3,325	109,459
Speedway Motorsports, Inc.	750	13,387
		122,846
Real Estate Investment Trusts — 1.8%
American Assets Trust, Inc.	850	31,696
American Tower Corp.	3,060	444,618
Ashford Hospitality Trust, Inc.	5,625	35,944
Capstead Mtg. Corp.	10,350	81,868
CBL & Associates Properties, Inc.	925	3,691
Cherry Hill Mtg. Investment Corp.	975	17,648
City Office REIT, Inc.	250	3,155
CorEnergy Infrastructure Trust, Inc.	484	18,189
CoreSite Realty Corp.	1,225	136,146
CubeSmart	600	17,118
DiamondRock Hospitality Co.	5,150	60,100
Dynex Capital, Inc.	375	2,393
EastGroup Properties, Inc.	400	38,248
EPR Properties	50	3,421
Equity LifeStyle Properties, Inc.	225	21,701
First Industrial Realty Trust, Inc.	450	14,130
Franklin Street Properties Corp.	775	6,192
GEO Group, Inc.	4,000	100,640
Gladstone Commercial Corp.	175	3,351
Government Properties Income Trust	250	2,823
Hersha Hospitality Trust	2,075	47,040
Highwoods Properties, Inc.	325	15,360
Hospitality Properties Trust	925	26,677
InfraREIT, Inc.†	275	5,816
Invesco Mtg. Capital, Inc.	1,725	27,289
Invitation Homes, Inc.	4,308	98,696
LTC Properties, Inc.	950	41,904
Mack-Cali Realty Corp.	800	17,008

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	125	$5,603
Pebblebrook Hotel Trust	700	25,459
Pennsylvania Real Estate Investment Trust	475	4,494
Piedmont Office Realty Trust, Inc., Class A	475	8,992
PS Business Parks, Inc.	225	28,595
Ramco-Gershenson Properties Trust	1,650	22,440
RLJ Lodging Trust	500	11,015
Saul Centers, Inc.	450	25,200
Taubman Centers, Inc.	300	17,949
Two Harbors Investment Corp.	4,629	69,111
Xenia Hotels & Resorts, Inc.	375	8,888
		1,550,608
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	401	9,099
Cushman & Wakefield PLC†	2,175	36,953
		46,052
Retail-Apparel/Shoe — 0.2%
American Eagle Outfitters, Inc.	2,925	72,628
Children's Place, Inc.	920	117,576
		190,204
Retail-Appliances — 0.0%
Conn's, Inc.†	425	15,024
Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	725	49,844
Retail-Discount — 0.0%
BJ's Wholesale Club Holdings, Inc.†	800	21,424
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,939	176,216
Retail-Home Furnishings — 0.2%
RH†	1,075	140,836
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,850	77,515
Signet Jewelers, Ltd.	125	8,241
		85,756
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	500	38,170
Retail-Restaurants — 1.4%
Bloomin' Brands, Inc.	8,400	166,236
Brinker International, Inc.	1,525	71,263
Dunkin' Brands Group, Inc.	1,886	139,036
McDonald's Corp.	2,094	350,305
Starbucks Corp.	8,334	473,705
		1,200,545
Security Description	Shares	Value (Note 2)
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	275	$6,394
Trinseo SA	1,850	144,855
		151,249
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	750	11,955
Beneficial Bancorp, Inc.	5,792	97,885
Capitol Federal Financial, Inc.	175	2,229
First Defiance Financial Corp.	350	10,538
Flushing Financial Corp.	650	15,860
Investors Bancorp, Inc.	2,125	26,074
Meridian Bancorp, Inc.	4,650	79,050
Northfield Bancorp, Inc.	4,675	74,426
People's United Financial, Inc.	1,072	18,353
		336,370
Schools — 0.0%
K12, Inc.†	1,475	26,108
Semiconductor Components-Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	2,200	84,920
Semiconductor Equipment — 0.5%
Advanced Energy Industries, Inc.†	225	11,621
Cohu, Inc.	325	8,158
Entegris, Inc.	1,275	36,911
Lam Research Corp.	2,531	383,953
		440,643
Telecom Services — 0.0%
Switch, Inc., Class A	425	4,590
Telephone-Integrated — 0.1%
Frontier Communications Corp.	11,525	74,797
Windstream Holdings, Inc.†	5,445	26,681
		101,478
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	3,361
Sinclair Broadcast Group, Inc., Class A	3,100	87,885
		91,246
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	575	15,715
Therapeutics — 0.6%
Flexion Therapeutics, Inc.†	1,150	21,517
La Jolla Pharmaceutical Co.†	1,050	21,137
Mersana Therapeutics, Inc.†	1,250	12,500
Neurocrine Biosciences, Inc.†	2,794	343,522
Sarepta Therapeutics, Inc.†	459	74,133
Xencor, Inc.†	1,250	48,712
		521,521
Tobacco — 0.8%
Altria Group, Inc.	11,231	677,342

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares/ Principal Amount(16)		Value (Note 2)
COMMON STOCKS (continued)
Transactional Software — 0.1%
ACI Worldwide, Inc.†		775	$21,809
Synchronoss Technologies, Inc.†		6,749	44,543
			66,352
Transport-Marine — 0.0%
Dorian LPG, Ltd.†		66	526
Transport-Rail — 0.5%
CSX Corp.		5,991	443,634
Transport-Truck — 0.1%
ArcBest Corp.		900	43,695
Covenant Transportation Group, Inc., Class A†		275	7,992
Schneider National, Inc., Class B		450	11,241
YRC Worldwide, Inc.†		1,125	10,102
			73,030
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†		2,275	33,784
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†		583	20,341
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†		325	17,729
USANA Health Sciences, Inc.†		175	21,096
			38,825
Water — 0.1%
American States Water Co.		1,525	93,238
Web Hosting/Design — 0.3%
Endurance International Group Holdings, Inc.†		2,000	17,600
GoDaddy, Inc., Class A†		2,465	205,556
NIC, Inc.		2,075	30,710
			253,866
Web Portals/ISP — 2.7%
Alphabet, Inc., Class C†		1,988	2,372,618
Wireless Equipment — 0.1%
InterDigital, Inc.		1,550	124,000
Total Common Stocks (cost $37,912,532)			50,906,447
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Banks-Commercial — 0.2%
Banco de Sabadell SA 6.13% due 11/23/2022(4)	EUR	200,000	229,307
Diversified Banking Institutions — 0.8%
Credit Agricole SA 8.13% due 12/23/2025*(4)		200,000	219,994
Credit Suisse Group AG 6.25% due 12/18/2024(4)		225,000	221,906
UniCredit SpA 6.63% due 06/03/2023(4)	EUR	200,000	229,308
			671,208
Security Description	Principal Amount(16)	Value (Note 2)
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(3)	$8,000	$1
Total Preferred Securities/Capital Securities (cost $888,876)		900,516
ASSET BACKED SECURITIES — 13.4%
Diversified Financial Services — 13.4%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.39% (1 ML+0.17%) due 01/25/2037(5)	26,797	26,124
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	1,162	1,162
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.59% (3 ML+1.25%) due 07/25/2029*(6)	250,000	249,972
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.34% (3 ML+1.00%) due 07/28/2028*(6)	250,000	249,871
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(5)(7)	33,080	32,504
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(5)(7)	31,318	31,101
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.79% (1 ML+1.58%) due 10/25/2034(3)	8,221	8,266
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.45% (3 ML+1.12%) due 01/18/2025*(6)	147,480	147,405
BANK VRS Series 2017-BNK8, Class XA 0.89% due 11/15/2050(7)(8)(9)	996,911	54,279
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(8)	95,000	92,528
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(7)	105,743	104,767
Bayview Koitere Fund Trust VRS Series 2018-RN4, Class A1 3.62% due 03/28/2033*(10)	52,449	52,186

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(7)	$78,891	$78,195
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(10)	30,905	30,755
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(10)	28,258	28,125
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(7)	74,303	73,794
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(7)	75,758	75,284
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(7)	97,555	96,557
Bayview Opportunity Master Fund Trust VRS Series 2018-RN3, Class A1 3.67% due 03/28/2033*(10)	31,923	31,827
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(7)	78,536	78,694
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.01% (1 ML+0.85%) due 08/15/2036*(8)	131,000	131,000
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.92% due 02/25/2036(5)(7)	86,988	81,332
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.17% (1 ML+0.95%) due 08/25/2028*	150,000	150,197
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(7)(8)(9)	186,666	7,144
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(7)(8)(9)	327,814	12,608
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	8,575	8,469
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.12% (3 ML+0.78%) due 04/27/2027*(6)	$250,000	$248,259
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 3.34% (3 ML+1.00%) due 01/15/2031*(6)	105,000	104,411
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.57% (3 ML+1.23%) due 10/17/2029*(6)	250,000	250,207
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.16% (3 ML+1.05%) due 04/24/2030*(6)	250,000	249,193
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	13,920	13,825
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(7)	99,940	98,691
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(8)	101,000	101,261
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	65,000	66,474
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.94% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	43,553	42,550
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(3)	54,726	54,441
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(5)(7)	64,859	64,418
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(8)	90,000	87,903
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	105,000	105,631
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	125,267	124,700
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	123,000	125,024

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	$60,000	$61,250
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	32,119	28,280
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.95% due 06/15/2057(7)(8)(9)	994,151	39,144
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(8)	105,000	105,408
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(7)	44,778	43,658
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(3)	49,875	49,561
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 3.54% (3 ML+1.21%) due 07/18/2030*(6)	250,000	250,049
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.80% due 05/25/2035(5)(7)	66,385	66,528
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.56% (3 ML+1.22%) due 07/24/2030*(6)	250,000	249,952
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	110,000	107,120
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	30,000	32,826
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(8)	83,126	83,240
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(8)	120,000	120,055
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	115,000	117,445
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.81% due 03/25/2047(5)(7)	20,464	18,646
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.91% due 04/25/2036(5)(7)	$6,304	$5,641
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	5,193	5,193
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.76% (1 ML+0.54%) due 05/25/2035(5)	48,642	48,364
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(8)	64,000	65,835
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(8)	60,000	60,564
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(10)	121,635	121,301
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.81% (1 ML+1.55%) due 02/01/2023*(5)	69,387	68,264
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.86% (1 ML+1.75%) due 10/01/2022*(5)	42,116	41,928
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 4.01% (1 ML+1.75%) due 09/01/2022*(1)(5)	47,934	47,964
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.51% (3 ML+1.16%) due 07/23/2029*(6)	250,000	249,973
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.54% due 02/25/2035(5)(7)	30,954	32,068
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.88% due 12/25/2034(5)(7)	21,604	22,129
MFRA Trust VRS Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(10)	85,973	85,080

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(7)	$80,894	$79,010
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(7)	103,093	102,960
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.25% due 12/15/2047(7)(8)(9)	284,763	11,296
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	20,000	20,401
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.61% due 06/15/2050(7)(8)(9)	109,041	9,335
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	100,000	100,576
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	30,561	24,335
MortgageIT Trust FRS Series 2005-4, Class A1 2.50% (1 ML+0.28%) due 10/25/2035(5)	92,835	91,792
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.14% (3 ML + 0.80%) due 01/15/2028*(6)	250,000	249,452
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	50,000	49,573
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.72% (1 ML+1.50%) due 06/25/2057*(5)	93,481	95,862
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(7)	73,029	72,908
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(7)	37,847	37,867
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(7)	$66,170	$65,851
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(7)	125,179	125,532
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(7)	122,722	123,402
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(7)	98,932	99,353
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(7)	78,004	78,371
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(7)	105,496	105,816
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(7)	13,351	12,826
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,060
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	83,371	82,923
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	85,520	85,000
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 3.77% (1 ML+1.55%) due 07/25/2028*(5)	150,000	150,188
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 3.79% (3 ML+1.45%) due 07/17/2029*(6)	250,000	249,242
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.19% (3 ML+0.85%) due 04/17/2027*(6)	215,000	214,430

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	$119,000	$116,963
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	60,988	61,310
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.32% (1 ML+0.10%) due 02/25/2037(3)	35,734	22,411
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.24% (3 ML+1.05%) due 04/30/2027*(6)	250,000	249,619
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	1,859	1,789
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.35% (1 ML+0.13%) due 05/25/2037(3)	83,886	63,901
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(3)	66,063	66,001
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A, Class A1 3.47% (3 ML+1.12%) due 01/21/2031*(6)	250,000	248,976
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.47% (1 ML+0.25%) due 11/25/2036(3)	160,000	148,649
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	117,575
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)(7)	56,509	55,131
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(7)	129,673	126,958
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(7)	70,941	69,609
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(7)	89,292	86,781
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(7)	78,087	76,053
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(7)	$87,383	$85,202
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.82% (1 ML+0.60%) due 02/25/2057*	87,022	87,100
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.72% (3 ML+1.37%) due 04/20/2027*(6)	250,000	249,963
U.S. Residential Opportunity Fund Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(10)	50,721	50,278
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 3.58% (3 ML+1.24%) due 06/20/2029*(6)	250,000	250,211
VOLT LXIV LLC VRS Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(10)	93,495	92,924
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(10)	81,839	81,657
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.23% (3 ML+0.90%) due 01/18/2029*(6)	250,000	249,056
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.30% due 09/15/2057(7)(8)(9)	977,361	45,954
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class A5 3.45% due 07/15/2050(8)	111,000	107,940
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	65,000	65,613
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.78% due 01/25/2035(5)(7)	57,091	57,882
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.93% due 03/25/2035(5)(7)	41,670	42,594

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.20% due 11/25/2034(5)(7)	$1,329	$1,347
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.60% due 10/25/2036(5)(7)	24,760	24,653
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(3)	49,625	47,635
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	74,467
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(8)	120,000	122,246
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	110,000	112,331
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	50,111	51,357
Total Asset Backed Securities (cost $11,792,283)		11,748,097
U.S. CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	78,000	74,259
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	105,000	104,534
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	24,881
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,028
		134,443
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	5,000	4,425
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	10,000	9,875
Security Description	Principal Amount(16)	Value (Note 2)
Airlines (continued)
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	$25,000	$24,555
		34,430
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	33,477
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	29,349
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	19,855
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	14,872
		97,553
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,907
General Motors Co. Senior Notes 5.40% due 04/01/2048	35,000	32,671
General Motors Co. Senior Notes 5.95% due 04/01/2049	20,000	19,866
General Motors Co. Senior Notes 6.75% due 04/01/2046	40,000	43,296
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	29,176
		133,916
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	29,631
Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	23,266
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	18,559
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	102,482
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	67,164
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	55,000	51,809

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$10,000	$10,131
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	16,569
		289,980
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	40,000	38,231
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,821
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	25,000	23,393
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,666
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	30,000	30,732
		101,843
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	40,000	38,868
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	10,000	10,013
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	25,000	24,740
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	25,987
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	9,687
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	35,000	33,972
		143,267
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	41,000	40,584
Security Description	Principal Amount(16)	Value (Note 2)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	$33,000	$32,365
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	12,000	11,709
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	20,000	20,527
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	21,326
		126,511
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	50,000	51,125
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	35,000	34,387
Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	40,670
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	55,000	55,849
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	40,000	40,025
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	70,000	75,249
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	10,000	8,799
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	8,344
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	20,000	17,736
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	19,606

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	$45,000	$42,585
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,630
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	55,000	56,169
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	34,136
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	40,384
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	40,000	40,826
		484,008
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,375
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	35,000	36,312
		46,687
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	10,000	10,089
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,407
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	30,000	28,549
		42,956
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	15,000	14,763
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	95,000	94,818
		109,581
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	8,972
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,590
Security Description	Principal Amount(16)	Value (Note 2)
Computers (continued)
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	$15,000	$15,414
		33,976
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	70,000	67,695
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	15,000	15,030
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	30,000	30,187
		45,217
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,261
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	4,847
		14,108
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	145,000	143,147
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	81,744
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	60,000	57,755
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	29,373
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	40,797
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	39,041
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	4,971
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	75,424
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	10,653
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	19,232

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	$35,000	$32,669
Citigroup, Inc. FRS Senior Notes 3.41% (3 ML+1.10%) due 05/17/2024	55,000	55,437
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	14,104
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,630
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	50,000	49,293
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	15,000	14,827
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	8,073
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	15,000	14,631
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	48,000	47,509
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	20,000	19,504
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	77,294
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	19,373
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	4,759
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	25,000	23,848
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	50,000	46,346
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	20,000	19,707
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	25,514
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	54,087
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	$6,000	$7,218
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	25,000	24,375
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	80,000	77,519
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	15,859
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	42,624
JPMorgan Chase & Co. FRS Senior Notes 3.57% (3 ML+1.23%) due 10/24/2023	35,000	35,697
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	34,952
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	11,543
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	43,967
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,723
Morgan Stanley Senior Notes 3.13% due 07/27/2026	10,000	9,317
Morgan Stanley Senior Notes 3.59% due 07/22/2028	90,000	85,391
Morgan Stanley Senior Notes 3.63% due 01/20/2027	65,000	62,418
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	35,000	33,593
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	14,950
		1,557,888
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	19,765
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	10,000	9,648

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	$50,000	$48,953
		58,601
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	35,000	34,564
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	4,872
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	35,000	35,394
		40,266
Electric-Integrated — 0.6%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	4,988
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,026
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	18,935
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,605
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	34,760
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	13,429
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	13,699
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,859
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	39,648
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,078
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	96,000	93,596
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	24,248
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	70,000	63,753
Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	$35,000	$33,400
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	65,000	73,882
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	5,000	5,002
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	10,000	9,960
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	41,247
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	10,000	9,935
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,780
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,606
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	23,316
		555,752
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,307
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	70,000	69,179
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	15,000	13,936
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	95,000	92,301
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	19,773
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	30,000	29,813
		225,002

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	$25,000	$24,222
Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	40,000	39,172
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	14,244
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	42,400
Finance-Credit Card — 0.0%
American Express Co. Senior Notes 3.40% due 02/27/2023	40,000	39,370
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(3)	10,000	280
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(3)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(3)	15,000	2
		283
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	131,359
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	25,000	22,080
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	50,000	49,917
		71,997
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	34,179
Gas-Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	29,775
Security Description	Principal Amount(16)	Value (Note 2)
Gas-Distribution (continued)
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	$5,000	$4,962
		34,737
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,594
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,435
		34,029
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	35,000	35,787
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	40,000	39,434
		75,221
Insurance-Multi-line — 0.3%
Assurant, Inc. FRS Senior Notes 3.62% (3 ML+1.25%) due 03/26/2021	240,000	240,461
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	15,000	12,975
		253,436
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,750
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,450
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	5,000	5,019
Medical Information Systems — 0.0%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	35,000	35,175
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	40,000	39,521
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	67,633

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	$45,000	$43,030
		110,663
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	24,280
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	1,986
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	14,116
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	24,876
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	70,000	66,318
		131,576
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	54,919
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	10,000	9,721
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	13,862
		23,583
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,372
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,493
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	40,000	38,000
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	24,429
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,366
Halfmoon Parent, Inc. Senior Sec. Notes 4.13% due 11/15/2025*	25,000	24,929
Halfmoon Parent, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	135,000	134,607
Security Description	Principal Amount(16)	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	$25,000	$25,051
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	30,000	30,143
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	10,000	10,037
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,702
		347,129
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	19,450
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	10,000	9,497
Dignity Health Sec. Notes 2.64% due 11/01/2019	145,000	144,097
		173,044
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	30,000	28,703
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	40,000	49,280
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	90,000	90,613
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	17,454
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	5,000	4,730
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	50,000	47,828
		209,905
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	45,000	43,875
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.95% due 04/01/2023	30,000	27,441

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	$10,000	$10,265
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,088
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	12,000	12,174
Hess Corp. Senior Notes 4.30% due 04/01/2027	30,000	29,090
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	40,000	45,043
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	9,775
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	35,000	35,131
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	20,600
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	15,000	15,075
		182,241
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	15,000	14,264
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	25,000	24,657
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	30,000	28,518
		67,439
Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	239,000	236,781
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	70,000	70,010
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	17,738
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	55,000	54,853
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	25,571
Security Description	Principal Amount(16)	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	$30,000	$30,841
		435,794
Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	35,000	34,198
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	15,000	14,625
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	10,000	10,079
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	15,000	15,222
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	20,000	20,552
MPLX LP Senior Notes 4.00% due 03/15/2028	15,000	14,427
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	24,350
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,319
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,010
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,551
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	33,551
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,446
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	9,772
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	35,000	34,380
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	40,000	38,370
		287,852
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	15,000	15,043

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.3%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	$25,000	$24,092
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,503
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	80,000	79,839
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	73,542
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	49,274
		236,250
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	30,000	30,600
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	15,000	14,831
		45,431
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	17,284
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,540
		21,824
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	95,000	95,414
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	30,000	29,745
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	20,000	19,868
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	10,000	9,972
		59,585
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,287
Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	$20,000	$19,416
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	10,000	9,871
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	67,000	64,434
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,584
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	9,343
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	40,000	36,545
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	10,000	9,966
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	29,000	27,637
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,752
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	55,000	54,547
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	35,000	33,284
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	15,000	14,102
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	15,122
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	15,000	14,963
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	20,000	20,066
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	35,000	37,316
		378,948
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	92,904
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	45,000	39,361

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	$210,000	$205,793
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	30,000	28,594
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	50,000	46,517
		413,169
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	70,000	66,338
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	50,000	50,852
		117,190
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	15,000	13,612
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	10,000	10,013
		23,625
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	25,000	25,024
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	25,000	25,101
		50,125
Total U.S. Corporate Bonds & Notes (cost $9,281,225)		9,108,851
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	85,000	83,299
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	65,000	64,040
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	17,974
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,441
Security Description	Principal Amount(16)	Value (Note 2)
Chemicals-Specialty (continued)
Methanex Corp. Senior Notes 5.65% due 12/01/2044	$10,000	$9,631
		34,072
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,805
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	193,166
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,553
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	35,000	34,913
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	35,000	36,400
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	5,000	4,992
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	38,636
		80,028
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000	19,866
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	20,000	19,701
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	25,000	25,019
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	8,000	7,567
		72,153
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000	76,713
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000	5,858
		82,571

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		$60,000	$58,432
Encana Corp. Senior Notes 3.90% due 11/15/2021		25,000	25,107
			83,539
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		29,000	27,671
YPF SA Senior Notes 16.50% due 05/09/2022*(3)	ARS	1,419,989	17,883
			45,554
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		10,000	10,181
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040		5,000	5,750
			15,931
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		40,000	43,459
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		25,000	30,160
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*		20,000	20,550
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		25,000	28,845
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		20,000	19,250
Nokia OYJ Senior Notes 6.63% due 05/15/2039		20,000	21,550
			40,800
Total Foreign Corporate Bonds & Notes (cost $1,076,318)			985,412
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	14,195
Security Description	Principal Amount(16)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	$25,000	$24,781
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	45,000	57,200
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,025
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	65,000	70,697
State of California General Obligation Bonds 7.63% due 03/01/2040	35,000	50,965
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	60,000	60,690
Total Municipal Bonds & Notes (cost $296,473)		294,553
U.S. GOVERNMENT AGENCIES — 16.9%
Federal Home Loan Mtg. Corp. — 4.8%
2.50% due 01/01/2028	4,666	4,532
2.50% due 04/01/2028	15,691	15,243
3.00% due 08/01/2027	4,896	4,843
3.00% due October TBA	900,000	861,105
3.50% due 03/01/2042	6,781	6,726
3.50% due 08/01/2042	34,265	33,989
3.50% due 09/01/2043	23,289	23,101
3.50% due 10/01/2048	700,000	689,393
4.00% due 03/01/2023	641	654
4.00% due 10/01/2043	30,280	30,743
4.00% due October TBA	1,900,000	1,918,622
4.50% due 01/01/2039	920	955
4.50% due October TBA	200,000	206,414
5.00% due 05/01/2020	12,739	12,810
5.00% due 05/01/2034	15,780	16,775
5.50% due 07/01/2034	5,010	5,420
5.50% due 05/01/2037	1,834	1,976
6.00% due 08/01/2026	11,995	13,032
6.50% due 05/01/2029	1,024	1,133
7.50% due 08/01/2023	37	37
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	1,407	1,448
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.09% due 10/25/2047*(7)(8)	70,000	69,826
Series 2012-K706, Class B 4.17% due 11/25/2044*(7)(8)	60,000	59,913

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2010-K8, Class B 5.44% due 09/25/2043*(7)(8)	$80,000	$82,339
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.74% due 03/25/2027(7)(8)(9)	318,475	13,873
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 2.88% (1 ML + 0.75%) due 09/25/2048*	75,000	75,146
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	68,000	66,364
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.87% (1 ML+1.65%) due 04/25/2043*	29,564	29,910
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	3,251	3,109
Series 3883, Class PB 3.00% due 05/15/2041(5)	20,910	20,520
Series 1577, Class PK 6.50% due 09/15/2023(5)	1,764	1,839
Series 1226, Class Z 7.75% due 03/15/2022(5)	220	231
		4,272,021
Federal National Mtg. Assoc. — 8.5%
2.50% due 02/01/2043	68,141	63,392
2.50% due 03/01/2043	131,414	122,256
2.64% due 03/01/2027	28,016	26,620
2.78% due 03/01/2027	62,477	59,818
2.88% due 11/01/2027	130,111	123,245
2.97% due 06/01/2027	107,595	103,876
2.97% due 06/01/2030	124,000	114,638
3.00% due 07/01/2027	90,000	86,152
3.00% due 12/01/2027	8,969	8,891
3.00% due 01/01/2028	9,246	9,188
3.00% due October TBA	100,000	98,759
3.16% due 08/01/2027	125,000	121,207
3.50% due 11/01/2047	490,554	483,012
3.50% due 03/01/2048	175,000	172,309
3.50% due October TBA	4,025,000	3,960,716
4.00% due 11/01/2040	13,659	13,897
4.00% due 12/01/2040	35,641	36,262
4.00% due 11/01/2041	4,204	4,283
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2042	$9,418	$9,582
4.00% due 11/01/2043	17,693	17,988
4.00% due 12/01/2043	10,671	10,887
4.00% due October TBA	500,000	504,883
4.50% due 01/01/2039	2,535	2,639
4.50% due 06/01/2039	29,801	30,873
4.50% due 09/01/2039	6,959	7,247
4.50% due 05/01/2041	6,630	6,898
5.00% due 06/01/2019	164	169
5.00% due 03/01/2020	1,043	1,076
5.00% due 05/01/2035	1,995	2,117
5.00% due 07/01/2040	41,355	43,997
5.00% due October TBA	300,000	314,908
5.50% due 05/01/2020	8,734	8,792
5.50% due 06/01/2020	5,827	5,861
5.50% due 12/01/2029	1,864	1,989
5.50% due 06/01/2035	111,525	120,490
5.50% due 06/01/2036	56,662	61,128
5.50% due 08/01/2037	10,005	10,788
5.50% due 06/01/2038	7,924	8,552
6.00% due 06/01/2021	19,053	19,311
6.00% due 12/01/2033	6,725	7,403
6.00% due 05/01/2034	5,431	5,969
6.00% due 08/01/2034	1,149	1,262
6.00% due 11/01/2038	1,503	1,655
7.00% due 06/01/2037	11,984	13,425
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.77% (1 ML+3.55%) due 07/25/2029(5)	30,000	32,751
Series 2016-C07, Class 2M2 6.57% (1 ML+4.35%) due 05/25/2029(5)	60,000	67,118
Federal National Mtg. Assoc. FRS 3.64% (12 ML+1.82%) due 10/01/2040	2,414	2,519
3.79% (12 ML+1.57%) due 05/01/2037	2,227	2,318
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	5,725	5,481
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	18,757	17,576
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	36,330	34,130
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	38,539	36,928
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	31,976	30,649
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	49,543	48,394
Series 2017-72, Class B 3.00% due 09/25/2047(5)	44,793	43,658
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	45,222	44,075

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	$53,807	$52,453
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	20,662	20,688
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	52,109	52,143
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	54,000	53,536
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	41,780	41,601
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	55,440	55,215
		7,469,643
Government National Mtg. Assoc. — 3.6%
3.00% due October TBA	500,000	484,219
3.50% due October TBA	1,200,000	1,193,203
4.00% due 07/15/2041	23,374	23,921
4.00% due 08/15/2041	7,708	7,865
4.00% due 10/15/2041	15,422	15,782
4.00% due October TBA	700,000	711,711
4.50% due 06/15/2041	122,235	127,521
4.50% due October TBA	500,000	516,702
6.00% due 11/15/2028	16,347	17,851
7.00% due 07/15/2033	7,467	8,321
9.00% due 11/15/2021	76	79
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(5)	55,526	53,025
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	636	698
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	4,690	5,210
		3,166,108
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000	9,998
Total U.S. Government Agencies (cost $15,014,453)		14,917,770
U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 1.0%
2.50% due 02/15/2045	5,000	4,379
2.88% due 11/15/2046	70,000	65,833
3.00% due 05/15/2045	58,000	55,965
3.00% due 11/15/2045	145,000	139,840
3.00% due 02/15/2048	175,000	168,417
3.63% due 08/15/2043	160,000	171,694
3.63% due 02/15/2044	95,000	102,051
3.75% due 11/15/2043	140,000	153,295
		861,474
Security Description	Principal Amount(16)		Value (Note 2)
United States Treasury Notes — 6.2%
0.38% due 07/15/2027 TIPS(11)(12)		$1,009,596	$964,480
1.13% due 08/31/2021		378,000	359,484
1.13% due 09/30/2021		801,000	760,700
1.25% due 10/31/2021		313,000	297,925
1.50% due 07/15/2020		375,000	366,474
1.88% due 02/28/2022		384,000	371,175
1.88% due 03/31/2022		1,019,000	984,051
2.00% due 02/15/2023		520,000	499,972
2.00% due 02/15/2025(13)		245,000	230,740
2.88% due 05/31/2025		455,000	451,232
2.88% due 05/15/2028		220,000	216,683
			5,502,916
Total U.S. Government Treasuries (cost $6,611,845)			6,364,390
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*		200,000	191,000
Government of Romania Senior Notes 6.13% due 01/22/2044		62,000	69,905
Republic of Panama Senior Notes 4.30% due 04/29/2053		200,000	192,500
Total Foreign Government Obligations (cost $461,183)			453,405
Total Long-Term Investment Securities (cost $83,335,188)			95,679,441
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Foreign Government Obligations — 0.9%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	300,000	15,465
Government of Egypt Bills 17.41% due 10/16/2018	EGP	775,000	42,981
Government of Japan Bills (0.16)% due 11/12/2018	JPY	82,750,000	728,413
			786,859
U.S. Government Agencies — 0.2%
Federal Home Loan Bank 1.88% due 10/01/2018		200,000	200,000
Total Short-Term Investment Securities (cost $1,006,381)			986,859
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(14)		370,000	370,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		120,000	120,000
BNP Paribas SA Joint Repurchase Agreement(14)		720,000	720,000

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(14)	$130,000	$130,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	580,000	580,000
Total Repurchase Agreements (cost $1,920,000)		1,920,000
TOTAL INVESTMENTS (cost $86,261,569)(15)	111.9%	98,586,300
Liabilities in excess of other assets	(11.9)	(10,491,537)
NET ASSETS	100.0%	$88,094,763

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $11,220,032 representing 12.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,361	$840.18	0.00%

(3)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $482,393 representing 0.5% of net assets.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)  Commercial Mortgage Backed Security

(9)  Interest Only

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2018.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denominated in United States dollars unless otherwise indicated.

ARS — Argentina Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Dollar

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1Year US Treasury Yield Curve Rate

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	Canada 10 Year Bonds	December 2018	$4,107,344	$4,106,995	$(349)
3	Long	Long Gilt Future	December 2018	472,655	472,900	245
5	Long	E-Mini Russell 2000 Index	December 2018	428,920	425,200	(3,720)
4	Short	U.S. Treasury 10 Year Notes	December 2018	480,172	475,125	5,047
24	Short	U.S. Treasury 10 Year Ultra Bonds	December 2018	3,065,596	3,024,000	41,596
3	Long	U.S. Treasury 2 Year Notes	December 2018	632,015	632,203	188
6	Long	U.S. Treasury 5 Year Notes	December 2018	679,742	674,859	(4,883)
11	Long	U.S. Treasury Ultra Bonds	December 2018	1,745,967	1,697,094	(48,873)
						$(10,749)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	EUR	402,000	USD	473,652	10/31/2018	$5,853	$—
JPMorgan Chase Bank	JPY	82,750,000	USD	752,218	11/13/2018	21,701	—
Net Unrealized Appreciation (Depreciation)						$27,554	$—

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$16,670
USD	340	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,435)	32,862
					$(7,435)	$49,532

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$87,885	$—	$3,361	$91,246
Other Industries	50,815,201	—	—	50,815,201
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	900,515	—	900,515
Asset Backed Securities:
Diversified Financial Services	—	11,700,133	47,964	11,748,097
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	280	3	283
Other Industries	—	9,108,568	—	9,108,568
Foreign Corporate Bonds & Notes	—	985,412	—	985,412
Municipal Bonds & Notes	—	294,553	—	294,553
U.S. Government Agencies	—	14,917,770	—	14,917,770
U.S. Government Treasuries	—	6,364,390	—	6,364,390
Foreign Government Obligations	—	453,405	—	453,405
Short-Term Investment Securities	—	986,859	—	986,859
Repurchase Agreement	—	1,920,000	—	1,920,000
Total Investments at Value	$50,903,086	$47,631,885	$51,329	$98,586,300
Other Financial Instruments:†
Futures Contracts	$47,076	$—	$—	$47,076
Forward Foreign Currency Contracts	—	27,554	—	27,554
Centrally Cleared Interest Rate Swap Contracts	—	49,532	—	49,532
Total Other Financial Instruments	$47,076	$77,086	$—	$124,162
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$57,825	$—	$—	$57,825

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Diversified Financial Services	22.6%
Federal National Mtg. Assoc.	14.6
Federal Home Loan Mtg. Corp.	7.2
United States Treasury Notes	6.3
Government National Mtg. Assoc.	6.1
Diversified Banking Institutions	4.1
Repurchase Agreements	3.1
United States Treasury Bonds	2.7
E-Commerce/Products	2.3
Applications Software	2.1
Web Portals/ISP	2.1
Electronic Components-Semiconductors	2.0
Finance-Credit Card	1.8
Medical-HMO	1.6
Computers	1.6
Foreign Government Obligations	1.5
Medical-Drugs	1.3
Tobacco	1.3
Sovereign	1.1
Medical-Biomedical/Gene	1.1
Cable/Satellite TV	1.1
Diversified Manufacturing Operations	1.0
Electric-Integrated	1.0
Retail-Restaurants	1.0
Banks-Commercial	1.0
Real Estate Investment Trusts	1.0
Beverages-Non-alcoholic	0.8
Pharmacy Services	0.8
Telephone-Integrated	0.8
Consulting Services	0.7
Enterprise Software/Service	0.7
Oil Companies-Exploration & Production	0.7
Transport-Rail	0.7
Electronic Forms	0.7
Finance-Other Services	0.7
Aerospace/Defense-Equipment	0.6
Multimedia	0.6
Pipelines	0.6
Municipal Bonds & Notes	0.6
Banks-Super Regional	0.5
Electronic Components-Misc.	0.5
Internet Content-Entertainment	0.5
Aerospace/Defense	0.5
Entertainment Software	0.5
Insurance-Multi-line	0.5
Commercial Services-Finance	0.5
Medical Instruments	0.5
Athletic Footwear	0.5
Commercial Services	0.4
E-Commerce/Services	0.4
Coatings/Paint	0.4
Electric-Generation	0.4
Insurance-Property/Casualty	0.4
Containers-Metal/Glass	0.4
Broadcast Services/Program	0.3
Semiconductor Equipment	0.3
Diagnostic Equipment	0.3
Therapeutics	0.3
Industrial Gases	0.3
Medical-Hospitals	0.3
Cruise Lines	0.3%
Cosmetics & Toiletries	0.3
Airlines	0.3
Brewery	0.3
Auto/Truck Parts & Equipment-Original	0.3
Finance-Consumer Loans	0.3
Medical Information Systems	0.3
Medical-Generic Drugs	0.2
Finance-Investment Banker/Broker	0.2
Food-Catering	0.2
Computer Services	0.2
Cellular Telecom	0.2
Auto-Cars/Light Trucks	0.2
Industrial Automated/Robotic	0.2
Beverages-Wine/Spirits	0.2
Medical Products	0.2
Building Products-Cement	0.2
Computer Software	0.2
Web Hosting/Design	0.2
Retail-Discount	0.2
Computer Aided Design	0.2
U.S. Government Agencies	0.2
Retail-Gardening Products	0.2
Distribution/Wholesale	0.2
Metal-Iron	0.2
Independent Power Producers	0.2
Insurance-Life/Health	0.1
Food-Misc./Diversified	0.1
Oil Refining & Marketing	0.1
Computers-Memory Devices	0.1
Veterinary Diagnostics	0.1
Steel-Producers	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
Data Processing/Management	0.1
Chemicals-Specialty	0.1
Oil Companies-Integrated	0.1
Engineering/R&D Services	0.1
Wireless Equipment	0.1
Music	0.1
Insurance Brokers	0.1
Gas-Distribution	0.1
Building-Residential/Commercial	0.1
Television	0.1
Food-Wholesale/Distribution	0.1
Electric-Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Transport-Services	0.1
Office Automation & Equipment	0.1
118.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Credit Quality†#
Aaa	60.2%
Aa	0.8
A	6.9
Baa	13.8
Ba	4.0
B	0.6
Caa	0.9
Ca	0.2
Not Rated##	12.6
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.6%
Aerospace/Defense — 0.4%
Boeing Co.	614	$228,347
Aerospace/Defense-Equipment — 0.4%
L3 Technologies, Inc.	1,140	242,387
Airlines — 0.2%
United Continental Holdings, Inc.†	1,376	122,547
Applications Software — 1.9%
Microsoft Corp.	7,049	806,194
salesforce.com, Inc.†	2,298	365,451
		1,171,645
Athletic Footwear — 0.5%
NIKE, Inc., Class B	3,213	272,205
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	1,898	159,242
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	7,752	358,065
Monster Beverage Corp.†	2,339	136,317
		494,382
Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	2,490	73,654
Building Products-Cement — 0.2%
Vulcan Materials Co.	1,013	112,646
Cable/Satellite TV — 0.3%
Liberty Broadband Corp., Class C†	1,915	161,435
Coatings/Paint — 0.3%
Sherwin-Williams Co.	417	189,823
Commercial Services — 0.4%
CoStar Group, Inc.†	359	151,082
ServiceMaster Global Holdings, Inc.†	1,732	107,436
		258,518
Commercial Services-Finance — 0.3%
Worldpay, Inc., Class A†	1,529	154,842
Computer Aided Design — 0.2%
Autodesk, Inc.†	670	104,594
Computer Services — 0.2%
Amdocs, Ltd.	2,138	141,065
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	1,955	111,103
Computers — 1.5%
Apple, Inc.	3,888	877,677
Consulting Services — 0.7%
Gartner, Inc.†	1,936	306,856
Verisk Analytics, Inc.†	961	115,849
		422,705
Containers-Metal/Glass — 0.4%
Ball Corp.	5,171	227,472
Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	1,269	184,411
Security Description	Shares	Value (Note 2)
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	3,263	$187,394
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	762	185,989
Distribution/Wholesale — 0.2%
Fastenal Co.	1,636	94,921
Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	2,438	130,116
Illinois Tool Works, Inc.	1,652	233,130
Parker-Hannifin Corp.	1,428	262,652
		625,898
Drug Delivery Systems — 0.0%
DexCom, Inc.†	55	7,867
E-Commerce/Products — 2.2%
Amazon.com, Inc.†	612	1,225,836
Wayfair, Inc., Class A†	763	112,672
		1,338,508
E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	128	253,952
Electronic Components-Misc. — 0.4%
Flex, Ltd.†	10,889	142,864
Sensata Technologies Holding PLC†	2,486	123,181
		266,045
Electronic Components-Semiconductors — 1.6%
Microchip Technology, Inc.	2,546	200,905
NVIDIA Corp.	1,432	402,421
Texas Instruments, Inc.	3,459	371,116
		974,442
Electronic Forms — 0.7%
Adobe Systems, Inc.†	1,473	397,636
Enterprise Software/Service — 0.7%
Tyler Technologies, Inc.†	720	176,443
Ultimate Software Group, Inc.†	704	226,822
		403,265
Entertainment Software — 0.5%
Activision Blizzard, Inc.	3,576	297,487
Finance-Consumer Loans — 0.2%
Synchrony Financial	3,436	106,791
Finance-Credit Card — 1.7%
Mastercard, Inc., Class A	2,099	467,258
Visa, Inc., Class A	3,612	542,125
		1,009,383
Finance-Investment Banker/Broker — 0.2%
TD Ameritrade Holding Corp.	2,861	151,147
Finance-Other Services — 0.4%
CME Group, Inc.	632	107,573
Intercontinental Exchange, Inc.	1,774	132,855
		240,428
Food-Catering — 0.2%
Aramark	3,300	141,966

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Independent Power Producers — 0.2%
NRG Energy, Inc.	2,505	$93,687
Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,248	125,483
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	1,185	197,954
Insurance-Property/Casualty — 0.4%
Progressive Corp.	3,356	238,410
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	1,839	302,442
Medical Information Systems — 0.2%
athenahealth, Inc.†	790	105,544
Medical Instruments — 0.4%
Boston Scientific Corp.†	6,009	231,347
Medical-Biomedical/Gene — 0.9%
AnaptysBio, Inc.†	1,067	106,454
Celgene Corp.†	2,081	186,229
Gilead Sciences, Inc.	265	20,461
Insmed, Inc.†	2,550	51,561
Regeneron Pharmaceuticals, Inc.†	380	153,535
		518,240
Medical-Drugs — 1.0%
Bristol-Myers Squibb Co.	3,262	202,505
Eli Lilly & Co.	2,157	231,467
Global Blood Therapeutics, Inc.†	621	23,598
Merck & Co., Inc.	2,487	176,428
		633,998
Medical-Generic Drugs — 0.1%
Mylan NV†	2,189	80,117
Medical-HMO — 0.9%
Humana, Inc.	857	290,112
UnitedHealth Group, Inc.	1,033	274,819
		564,931
Multimedia — 0.2%
Liberty Media Corp. - Liberty Formula One, Series C†	3,910	145,413
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,356	91,408
Real Estate Investment Trusts — 0.5%
American Tower Corp.	1,634	237,420
Invitation Homes, Inc.	2,375	54,411
		291,831
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,049	95,333
Retail-Restaurants — 0.9%
Dunkin' Brands Group, Inc.	1,021	75,268
McDonald's Corp.	1,189	198,908
Starbucks Corp.	4,502	255,894
		530,070
Security Description	Shares/ Principal Amount(16)		Value (Note 2)
Semiconductor Equipment — 0.3%
Lam Research Corp.		1,356	$205,705
Television — 0.0%
ION Media Networks, Inc.†(1)(9)(13)		10	8,402
Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†		1,529	187,991
Sarepta Therapeutics, Inc.†		99	15,989
			203,980
Tobacco — 0.6%
Altria Group, Inc.		6,043	364,453
Transport-Rail — 0.4%
CSX Corp.		3,221	238,515
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†		316	11,025
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†		1,326	110,575
Web Portals/ISP — 2.1%
Alphabet, Inc., Class C†		1,069	1,275,819
Total Common Stocks (cost $13,885,029)			19,058,501
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.8%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(2)	EUR	200,000	236,469
Banco de Sabadell SA 6.13% due 11/23/2022(2)	EUR	200,000	229,307
			465,776
Diversified Banking Institutions — 0.7%
Credit Agricole SA 8.13% due 12/23/2025*(2)		200,000	219,994
Credit Suisse Group AG 6.25% due 12/18/2024*(2)		200,000	197,250
			417,244
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due †(1)(9)		16,000	2
Total Preferred Securities/Capital Securities (cost $922,524)			883,022
ASSET BACKED SECURITIES — 22.6%
Diversified Financial Services — 22.6%
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 3.54% (3 ML+0.90%) due 07/15/2027*(5)		250,000	249,875
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.39% (1 ML+0.17%) due 01/25/2037(4)		30,625	29,856

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	$2,179	$2,179
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.59% (3 ML+1.25%) due 07/25/2029*(5)	250,000	249,972
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.34% (3 ML+1.00%) due 07/28/2028*(5)	250,000	249,871
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(4)	31,318	31,100
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(4)	39,095	38,414
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(4)	16,337	16,202
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.79% (1 ML+1.58%) due 10/25/2034(9)	16,441	16,533
Atrium XII FRS Series 12A, Class AR 3.18% (3 ML+0.83%) due 04/22/2027*(5)	250,000	248,785
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.45% (3 ML+1.12%) due 01/18/2025*(5)	147,480	147,405
Babson CLO, Ltd. FRS Series 2016-2A, Class A 3.80% (3 ML+1.45%) due 07/20/2028*(5)	250,000	249,938
BANK VRS Series 2017-BNK8, Class XA 0.89% due 11/15/2050(3)(6)(7)	996,911	54,279
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(6)	63,000	62,200
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	122,138	121,010
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	82,835	82,105
Bayview Opportunity Master Fund Trust VRS Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(3)(8)	35,784	35,611
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(3)(8)	$28,258	$28,125
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(3)	74,303	73,794
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	75,758	75,284
Bayview Opportunity Master Fund Trust VRS Series 2018-RN2, Class A1 3.60% due 02/25/2033*(3)(8)	43,651	43,333
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(3)	75,593	75,799
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	89,756	89,936
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.01% (1 ML+0.85%) due 08/15/2036*(6)	152,000	152,000
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.92% due 02/25/2036(3)(4)	100,877	94,318
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(3)(6)(7)	210,623	8,061
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(3)(6)(7)	370,789	14,261
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	10,208	10,082
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.12% (3 ML+0.78%) due 04/27/2027*(5)	250,000	248,259
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 3.44% (3 ML+1.10%) due 10/15/2030*(5)	250,000	249,847
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 3.44% (3 ML+1.10%) due 01/25/2026*(5)	220,545	220,502
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.16% (3 ML+1.05%) due 04/24/2030*(5)	250,000	249,193

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	$16,704	$16,590
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	114,891	113,455
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000	122,315
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.94% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	54,300	53,049
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(9)	54,726	54,441
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(4)	78,372	77,838
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(4)	40,253	39,943
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(3)(4)	63,966	63,628
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	122,190
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	140,842
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	154,298
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	152,468
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	66,354
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	202,060
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	40,936	36,044
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.95% due 06/15/2057(3)(6)(7)	1,206,845	47,519
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	125,486
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(4)	49,256	48,024
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(4)	$59,079	$58,552
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(4)	50,555	50,205
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(4)	37,130	36,989
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(9)	59,850	59,474
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 3.77% (3 ML+1.43%) due 10/15/2028*(5)	250,000	250,372
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.80% due 05/25/2035(3)(4)	82,981	83,160
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.56% (3 ML+1.22%) due 07/24/2030*(5)	250,000	249,951
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	121,727
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	33,313
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,317
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	146,067
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	142,977
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.81% due 03/25/2047(3)(4)	24,254	22,099
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.91% due 04/25/2036(3)(4)	7,005	6,268
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	6,059	6,059
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.76% (1 ML+0.54%) due 05/25/2035(4)	63,843	63,478

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	$68,000	$69,949
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	65,611
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	122,000	118,614
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(8)	137,081	136,704
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(9)	100,000	99,433
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 2.99% (1 ML+1.75%) due 10/01/2022*(4)	45,440	45,238
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.81% (1 ML+1.55%) due 02/01/2023*(4)	69,387	68,264
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 3.91% (1 ML+1.65%) due 11/01/2022*(4)	49,818	49,806
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.51% (3 ML+1.16%) due 07/23/2029*(5)	250,000	249,972
Madison Park Funding XIV, Ltd. FRS Series 2014-14A, Class A1R 3.47% (3 ML+1.12%) due 07/20/2026*(5)	250,000	249,916
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.54% due 02/25/2035(3)(4)	15,664	16,227
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.88% due 12/25/2034(3)(4)	27,420	28,087
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	90,271	89,334
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.25% due 12/15/2047(3)(6)(7)	347,507	13,785
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.61% due 06/15/2050(3)(6)(7)	$123,910	$10,608
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	105,605
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	35,536	28,297
MortgageIT Trust FRS Series 2005-4, Class A1 2.50% (1 ML+0.28%) due 10/25/2035(4)	122,254	120,882
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	57,000	56,513
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	98,959
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.72% (1 ML+1.50%) due 06/25/2057*(4)	109,181	111,961
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(4)	87,635	87,490
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(4)	76,096	75,729
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	144,802	145,210
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(4)	143,175	143,969
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	116,784	117,281
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	92,187	92,621
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(4)	121,603	121,971
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(3)	87,750	88,134

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	$26,034	$25,010
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	108,966
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	87,539	87,069
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	85,520	85,000
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 3.79% (3 ML+1.45%) due 07/17/2029*(5)	250,000	249,241
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.19% (3 ML+0.85%) due 04/17/2027*(5)	215,000	214,430
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	139,000	136,621
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	76,800	77,205
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.32% (1 ML+0.10%) due 02/25/2037(9)	37,287	23,386
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.24% (3 ML+1.05%) due 04/30/2027*(5)	250,000	249,619
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	37,148	37,045
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	3,718	3,578
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.35% (1 ML+0.13%) due 05/25/2037(9)	94,200	71,757
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(9)	66,063	66,001
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	55,320	54,657
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(9)	30,430	30,337
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A Class A1 3.47% (3 ML+1.12%) due 01/21/2031*(5)	$250,000	$248,976
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.47% (1 ML+0.25%) due 11/25/2036(9)	200,000	185,811
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	142,070
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	100,000	99,729
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	69,963	68,258
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	58,715	57,532
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	148,884	145,767
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	70,941	69,609
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	103,772	100,853
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	78,087	76,053
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.82% (1 ML+0.60%) due 02/25/2057*	100,410	100,500
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.72% (3 ML+1.37%) due 04/20/2027*(5)	250,000	249,963
U.S. Residential Opportunity Fund Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(8)	50,721	50,278
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	79,133
VOLT LXIII LLC VRS Series NP10, Class A1 3.00% due 10/25/2047*(3)	60,917	60,235
VOLT LXIV LLC VRS Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(3)(8)	108,104	107,443
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048(8)	81,839	81,657

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.23% (3 ML+0.90%) due 01/18/2029*(5)	$250,000	$249,056
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.30% due 09/15/2057(3)(6)(7)	977,361	45,954
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	105,991
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)(6)	10,000	9,364
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.78% due 01/25/2035(3)(4)	76,121	77,176
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.93% due 03/25/2035(3)(4)	54,513	55,722
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.20% due 11/25/2034(3)(4)	2,627	2,662
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.60% due 10/25/2036(3)(4)	30,473	30,342
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(9)	49,625	47,635
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,396
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(3)(6)(7)	443,860	7,027
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	147,999
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	56,482
Total Asset Backed Securities (cost $13,709,555)		13,655,446
U.S. CORPORATE BONDS & NOTES — 16.9%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	74,000	70,451
Security Description	Principal Amount(16)	Value (Note 2)
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	$115,000	$114,489
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	29,858
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,028
		149,375
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	10,000	8,850
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	15,000	14,812
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	24,556
		39,368
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	43,041
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	34,241
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	19,855
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	14,872
		112,009
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,907
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	23,337
General Motors Co. Senior Notes 5.95% due 04/01/2049	15,000	14,899
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	54,120
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	34,039
		135,302

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	$35,000	$34,570
Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	27,918
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	18,559
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	126,883
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	81,556
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	23,549
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	25,000	27,616
		306,081
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	50,000	47,789
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,821
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	30,000	28,071
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,666
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	39,952
		125,299
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	40,000	38,868
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	35,000	34,635
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	38,980
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	9,687
Security Description	Principal Amount(16)	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	$40,000	$38,826
		160,996
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	49,000	48,502
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	35,307
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	19,000	18,540
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,395
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	25,000	26,658
		144,402
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	55,000	56,237
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	40,000	39,300
Cable/Satellite TV — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	25,419
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	90,000	91,388
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	45,000	45,028
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	50,000	53,749

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	$5,000	$4,400
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	4,172
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	13,302
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	19,606
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	45,000	42,585
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,075
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	41,000	41,871
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	38,403
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	45,433
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	65,000	66,343
		500,774
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,375
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	51,875
		62,250
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	10,000	10,089
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,407
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	38,066
		52,473
Commercial Services-Finance — 0.2%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	20,000	19,684
Security Description	Principal Amount(16)	Value (Note 2)
Commercial Services-Finance (continued)
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	$110,000	$109,789
		129,473
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	13,458
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,590
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	20,552
		43,600
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	75,000	72,531
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	20,000	20,039
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	35,000	35,219
		55,258
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,261
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	9,695
		18,956
Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	160,000	157,955
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	100,978
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	67,381
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	39,041
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	35,000	34,797
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	95,538

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	$25,000	$24,040
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	42,003
Citigroup, Inc. FRS Senior Notes 3.41% (3 ML+1.10%) due 05/17/2024	80,000	80,636
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	18,805
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,630
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	80,000	79,076
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,064
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	15,000	14,631
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	53,000	52,457
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	25,000	24,380
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	82,125
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	10,000	9,518
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	28,617
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	4,635
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	20,000	19,707
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	30,617
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	66,106
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	46,915
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	30,000	29,250
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	$95,000	$92,054
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	32,708
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	47,360
JPMorgan Chase & Co. FRS Senior Notes 3.57% (3 ML+1.23%) due 10/24/2023	30,000	30,598
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	39,945
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	11,543
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	29,312
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,585
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	23,291
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	99,623
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	38,411
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	38,393
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	19,933
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	992
		1,694,650
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	24,707
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	14,472
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	55,000	53,848
		68,320

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	$35,000	$34,564
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	4,872
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	40,000	40,450
		45,322
Electric-Integrated — 1.0%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	4,987
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	8,070
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	25,000	23,669
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,526
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	43,451
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	13,429
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	13,699
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,859
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,560
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,155
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	120,000	116,995
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	29,098
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	5,000	4,554
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	100,000	91,423
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	10,000	9,543
Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	$50,000	$56,832
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	10,000	10,004
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	15,000	14,940
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	41,247
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	10,000	9,935
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,779
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,606
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	27,980
		628,341
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,307
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	80,000	79,061
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	18,581
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	105,000	102,017
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	24,716
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	35,000	34,783
		259,158
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,066
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	50,000	48,965

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	$20,000	$18,991
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	47,700
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	45,000	44,291
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(9)	19,000	532
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	26,000	3
		537
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	155,685
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	26,496
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	55,000	54,908
		81,404
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,061
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	35,000	34,737
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,963
		39,700
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	24,323
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,435
		43,758
Security Description	Principal Amount(16)	Value (Note 2)
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	$40,000	$40,900
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	45,000	44,363
		85,263
Insurance-Multi-line — 0.5%
Assurant, Inc. FRS Senior Notes 3.62% (3 ML+1.25%) due 03/26/2021	270,000	270,519
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	17,300
		287,819
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,750
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,600
Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	40,000	40,200
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	44,461
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	77,294
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	47,812
		125,106
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,135
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	1,986
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	18,821
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	24,877

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	$80,000	$75,792
		150,611
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	59,912
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	15,000	14,582
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	13,862
		28,444
Medical-HMO — 0.7%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,163
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,494
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	45,000	42,750
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	48,859
Halfmoon Parent, Inc. Senior Sec. Notes 4.13% due 11/15/2025*	30,000	29,914
Halfmoon Parent, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	160,000	159,534
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	30,000	30,061
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	40,190
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	10,000	10,037
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,702
		415,704
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,313
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	10,000	9,497
Security Description	Principal Amount(16)	Value (Note 2)
Medical-Hospitals (continued)
Dignity Health Sec. Notes 2.64% due 11/01/2019	$160,000	$159,003
		192,813
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	35,000	33,487
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	61,600
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	100,000	100,682
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	17,454
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	60,000	57,394
		237,130
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	45,000	43,875
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	35,000	32,015
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	15,397
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,088
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	16,000	16,232
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	33,939
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	50,673
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	9,775
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	40,000	40,150
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	25,750

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	$25,000	$25,125
		222,129
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	20,000	19,018
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	25,000	24,657
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	33,271
		76,946
Pharmacy Services — 0.8%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	275,000	272,447
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	85,000	85,012
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	8,869
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	60,000	59,839
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	25,571
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	35,981
		487,719
Pipelines — 0.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	40,000	39,084
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,750
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,075
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	15,119
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	20,000	20,296
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	25,000	25,690
Security Description	Principal Amount(16)	Value (Note 2)
Pipelines (continued)
MPLX LP Senior Notes 4.00% due 03/15/2028	$20,000	$19,236
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	24,350
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,319
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,010
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,551
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,136
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,446
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	9,771
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	40,000	39,292
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	45,000	43,166
		332,291
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	15,000	15,044
Real Estate Investment Trusts — 0.5%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	30,000	28,910
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	15,000	14,254
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	90,000	89,819
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	83,348
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	59,129
		275,460

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	$30,000	$30,600
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	24,719
		55,319
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	17,284
Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	110,000	110,479
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	35,000	34,702
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	25,000	24,835
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	15,000	14,958
		74,495
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,288
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	35,000	33,979
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	14,806
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	62,000	59,625
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	14,014
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	50,000	45,682
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	14,950
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	29,543
Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$50,000	$48,759
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	35,000	34,712
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	35,000	33,284
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	39,000	36,664
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	5,000	4,988
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	25,000	25,083
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	30,000	31,985
		428,074
Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	95,000	92,904
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	17,494
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	230,000	225,392
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	30,000	28,594
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	60,000	55,820
		420,204
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	75,000	71,076
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	60,000	61,023
		132,099
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	20,000	18,148
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	15,020
		33,168

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	$30,000	$30,028
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	30,000	30,122
		60,150
Total U.S. Corporate Bonds & Notes (cost $10,393,672)		10,206,510
FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	95,000	93,099
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	75,000	73,892
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	17,974
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	34,217
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	9,631
		43,848
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,805
Diversified Banking Institutions — 0.6%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	200,000	189,331
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	193,166
		382,497
Electric-Generation — 0.3%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	193,376
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,330
Security Description	Principal Amount(16)		Value (Note 2)
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		$40,000	$39,900
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*		40,000	41,600
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		5,000	4,992
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		50,000	48,295
			94,887
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022		20,000	19,866
Mylan NV Company Guar. Notes 3.15% due 06/15/2021		20,000	19,701
Mylan NV Company Guar. Notes 3.75% due 12/15/2020		30,000	30,023
Mylan NV Company Guar. Notes 3.95% due 06/15/2026		13,000	12,297
			81,887
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		75,000	82,192
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039		10,000	11,715
			93,907
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		65,000	63,302
Encana Corp. Senior Notes 3.90% due 11/15/2021		30,000	30,128
			93,430
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		34,000	32,443
YPF SA Senior Notes 16.50% due 05/09/2022*(9)	ARS	1,657,987	20,880
			53,323

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	$15,000	$15,272
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	54,324
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000	36,192
Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	30,000	30,825
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	34,614
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	25,000	24,062
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	21,550
		45,612
Total Foreign Corporate Bonds & Notes (cost $1,618,151)		1,497,994
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	14,195
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	29,737
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	60,000	76,267
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	20,000	21,367
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	75,000	81,573
State of California General Obligation Bonds 7.63% due 03/01/2040	40,000	58,246
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	65,000	65,747
Total Municipal Bonds & Notes (cost $349,011)		347,132
Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 27.9%
Federal Home Loan Mtg. Corp. — 7.2%
2.50% due 01/01/2028	$10,886	$10,576
2.50% due 04/01/2028	26,899	26,131
3.00% due 08/01/2027	38,856	38,532
3.00% due October TBA	600,000	574,070
3.50% due 03/01/2042	10,595	10,510
3.50% due 08/01/2042	59,965	59,481
3.50% due 09/01/2043	41,920	41,582
3.50% due 10/01/2048	800,000	787,877
4.00% due 03/01/2023	1,282	1,309
4.00% due 09/01/2040	4,141	4,196
4.00% due 10/01/2043	60,560	61,486
4.00% due October TBA	1,800,000	1,817,642
4.50% due 01/01/2039	1,794	1,861
4.50% due October TBA	400,000	412,828
5.00% due 12/01/2020	2,247	2,266
5.00% due 05/01/2021	23,101	23,458
5.00% due 07/01/2021	6,613	6,650
5.00% due 05/01/2034	29,241	31,096
5.50% due 05/01/2037	5,751	6,197
5.50% due 06/01/2037	3,150	3,412
6.50% due 05/01/2029	1,536	1,700
6.50% due 07/01/2035	1,724	1,907
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	2,558	2,633
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.09% due 10/25/2047*(3)(6)	80,000	79,801
Series 2012-K706, Class B 4.17% due 11/25/2044*(3)(6)	70,000	69,899
Series 2010-K8, Class B 5.44% due 09/25/2043*(3)(6)	90,000	92,631
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	79,000	77,099
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.74% due 03/25/2027(3)(6)(7)	373,213	16,258
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.87% (1 ML+1.65%) due 04/25/2043*	29,564	29,910
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	6,286	6,011
Series 3883, Class PB 3.00% due 05/15/2041(4)	23,858	23,413

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 1577, Class PK 6.50% due 09/15/2023(4)	$2,646	$2,758
Series 1226, Class Z 7.75% due 03/15/2022(4)	314	331
		4,325,511
Federal National Mtg. Assoc. — 14.6%
2.50% due 04/01/2028	43,503	42,294
2.50% due 02/01/2043	68,141	63,392
2.50% due 03/01/2043	130,344	121,261
2.64% due 03/01/2027	37,355	35,493
2.66% due 03/01/2027	410,000	386,194
2.78% due 03/01/2027	77,352	74,060
2.88% due 11/01/2027	160,000	151,556
3.00% due 07/01/2027	110,000	105,297
3.00% due 10/01/2027	16,629	16,524
3.00% due 12/01/2027	10,763	10,669
3.00% due 01/01/2028	24,656	24,501
3.16% due 08/01/2027	150,000	145,448
3.50% due 11/01/2047	686,775	676,217
3.50% due 12/01/2047	377,940	372,130
3.50% due 03/01/2048	599,999	590,775
3.50% due October TBA	4,025,000	3,960,716
4.00% due 11/01/2025	5,227	5,351
4.00% due 09/01/2040	3,822	3,889
4.00% due 12/01/2040	80,193	81,589
4.00% due 11/01/2041	6,925	7,054
4.00% due 01/01/2042	18,836	19,164
4.00% due 12/01/2043	21,875	22,318
4.00% due October TBA	550,000	555,371
4.50% due 01/01/2039	5,070	5,279
4.50% due 09/01/2039	13,049	13,588
4.50% due 09/01/2040	25,453	26,487
4.50% due 05/01/2041	12,339	12,838
5.00% due 06/01/2019	500	515
5.00% due 05/01/2035	270	286
5.00% due 07/01/2040	19,135	20,357
5.00% due October TBA	300,000	314,908
5.50% due 10/01/2021	4,059	4,127
5.50% due 06/01/2022	1,945	1,980
5.50% due 12/01/2029	3,852	4,110
5.50% due 05/01/2034	13,103	14,020
5.50% due 08/01/2037	20,010	21,575
5.50% due 06/01/2038	4,953	5,345
6.00% due 06/01/2026	11,524	12,442
6.00% due 04/01/2027	57,500	62,093
6.00% due 12/01/2033	18,340	20,190
6.00% due 05/01/2034	11,459	12,594
6.50% due 06/01/2035	36,611	40,138
6.50% due 10/01/2037	2,490	2,730
7.00% due 06/01/2037	12,457	13,954
Federal National Mtg. Assoc. FRS 3.90% (12 ML+1.57%) due 05/01/2037	3,950	4,113
4.55% (12 ML+1.82%) due 10/01/2040	4,608	4,809
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.77% (1 ML+3.55%) due 07/25/2029(4)	$35,000	$38,210
Series 2016-C07, Class 2M2 6.57% (1 ML+4.35%) due 05/25/2029(4)	70,143	78,464
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	8,302	7,948
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	20,462	19,174
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	40,871	38,397
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	44,248	42,399
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	37,790	36,221
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	55,913	54,616
Series 2017-72, Class B 3.00% due 09/25/2047(4)	52,937	51,596
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	52,760	51,421
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	58,291	56,824
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	24,106	24,136
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	58,864	58,902
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	61,000	60,476
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	48,083	47,877
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	59,135	58,895
		8,815,297
Government National Mtg. Assoc. — 6.1%
3.00% due October TBA	700,000	677,906
3.50% due October TBA	1,500,000	1,491,504
4.00% due 09/15/2040	13,884	14,212
4.00% due 11/15/2040	61,025	62,468
4.00% due October TBA	500,000	508,496
4.50% due 02/15/2039	6,616	6,905
4.50% due 08/15/2041	119,603	124,770
4.50% due October TBA	600,000	620,043
5.50% due 05/15/2036	7,409	7,944
6.00% due 09/15/2032	8,956	9,847
6.00% due 12/15/2033	32,086	35,710
7.00% due 07/15/2033	7,743	8,628
7.00% due 11/15/2033	8,733	9,827
8.00% due 11/15/2031	2,974	2,999
9.00% due 11/15/2021	82	85
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	61,269	58,509

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	$91	$98
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	6,354	6,972
		3,646,923
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000	24,995
Total U.S. Government Agencies (cost $16,944,350)		16,812,726
U.S. GOVERNMENT TREASURIES — 9.0%
United States Treasury Bonds — 2.7%
2.50% due 02/15/2045(10)	213,000	186,550
2.88% due 11/15/2046	228,000	214,427
3.00% due 11/15/2045	170,000	163,950
3.00% due 02/15/2047	108,000	104,081
3.00% due 02/15/2048	220,000	211,724
3.63% due 08/15/2043	100,000	107,309
3.63% due 02/15/2044	205,000	220,215
3.75% due 11/15/2043	140,000	153,294
5.00% due 05/15/2037	204,000	258,156
		1,619,706
United States Treasury Notes — 6.3%
0.38% due 07/15/2027 TIPS(11)(12)	1,164,126	1,112,104
1.25% due 10/31/2021	418,000	397,867
1.38% due 05/31/2021	680,000	653,969
1.88% due 11/30/2021	525,000	508,983
2.00% due 02/15/2023	240,000	230,756
2.88% due 05/31/2025	645,000	639,659
2.88% due 05/15/2028	250,000	246,231
		3,789,569
Total U.S. Government Treasuries (cost $5,603,278)		5,409,275
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	200,000	191,000
Government of Romania Senior Notes 6.13% due 01/22/2044	70,000	78,925
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*	200,000	192,660
Republic of Panama Senior Notes 4.30% due 04/29/2053	220,000	211,750
Total Foreign Government Obligations (cost $686,420)		674,335
Total Long-Term Investment Securities (cost $64,111,990)		68,544,941
Security Description	Principal Amount(16)		Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.7%
Foreign Government Obligations — 1.5%
Government of Egypt Bills 17.41% due 10/16/2018	EGP	900,000	$49,913
Government of Egypt Bills 16.77% due 03/05/2019	EGP	325,000	16,754
Government of Japan Bills (0.16)% due 08/13/2018	JPY	96,350,000	848,128
			914,795
U.S. Government Agencies — 0.2%
Federal Home Loan Bank 1.88% due 10/01/2018		100,000	100,000
Total Short-Term Investment Securities (cost $1,037,489)			1,014,795
REPURCHASE AGREEMENTS — 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(14)		365,000	365,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		120,000	120,000
BNP Paribas SA Joint Repurchase Agreement(14)		700,000	700,000
Deutsche Bank AG Joint Repurchase Agreement(14)		125,000	125,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		570,000	570,000
Total Repurchase Agreements (cost $1,880,000)			1,880,000
TOTAL INVESTMENTS (cost $67,029,479)(15)		118.5%	71,439,736
Liabilities in excess of other assets		(18.5)	(11,131,362)
NET ASSETS		100.0%	$60,308,374

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $13,722,669 representing 22.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Collateralized Mortgage Obligation

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2018.

(9)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $684,629 representing 1.1% of net assets.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$8,402	$840.18	0.00%

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denominated in United States dollars unless otherwise indicated.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Dollar

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5	Long	Canada 10 Year Bonds	December 2018	$513,975	$513,374	$(601)
3	Long	Long Gilt Future	December 2018	473,387	472,900	(487)
13	Short	U.S. Treasury 10 Year Notes	December 2018	1,560,562	1,544,156	16,406
27	Short	U.S. Treasury 10 Year Ultra Bonds	December 2018	3,448,796	3,402,000	46,796
6	Long	U.S. Treasury 2 Year Notes	December 2018	1,264,015	1,264,406	391
26	Long	U.S. Treasury 5 Year Notes	December 2018	2,945,281	2,924,390	(20,891)
8	Long	U.S. Treasury Ultra Bonds	December 2018	1,266,314	1,234,250	(32,064)
						$9,550

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	EUR	405,000	USD	477,186	10/31/2018	$5,896	$—
JPMorgan Chase Bank	JPY	96,350,000	USD	875,845	11/13/2018	25,268	—
Net Unrealized Appreciation (Depreciation)						$31,164	$—

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$20,004
USD	395	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,638)	38,179
					$(8,638)	$58,183

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$8,402	$8,402
Other Industries	19,050,099	—	—	19,050,099
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	883,020	—	883,020
Asset Backed Securities	—	13,655,446	—	13,655,446
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	532	5	537
Other Industries	—	10,205,973	—	10,205,973
Foreign Corporate Bonds & Notes	—	1,497,994	—	1,497,994
Municipal Bond & Notes	—	347,132	—	347,132
U.S. Government Agencies	—	16,812,726	—	16,812,726
U.S. Government Treasuries	—	5,409,275	—	5,409,275
Foreign Government Obligations	—	674,335	—	674,335
Short-Term Investment Securities	—	1,014,795	—	1,014,795
Repurchase Agreements	—	1,880,000	—	1,880,000
Total Investments at Value	$19,050,099	$52,381,228	$8,409	$71,439,736

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$63,593	$—	$—	$63,593
Forward Foreign Currency Contracts	—	31,164	—	31,164
Centrally Cleared Interest Rate Swap Contracts	—	58,183	—	58,183
Total Other Financial Instruments	$63,593	$89,347	$—	$152,940
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$54,043	$—	$—	$54,043

*   For a detailed presentation of investments, please refer to the Portfolio of Investments.

†   Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Diversified Financial Services	27.9%
Federal National Mtg. Assoc.	17.2
United States Treasury Notes	11.2
Federal Home Loan Mtg. Corp.	9.4
Government National Mtg. Assoc.	8.3
Diversified Banking Institutions	5.9
United States Treasury Bonds	3.1
Repurchase Agreements	2.7
Foreign Government Obligations	1.9
Sovereign	1.4
Medical-HMO	1.4
Electronic Components-Semiconductors	1.3
Electric-Integrated	1.3
E-Commerce/Products	1.3
Applications Software	1.2
Tobacco	1.2
Cable/Satellite TV	1.1
Web Portals/ISP	1.1
Pharmacy Services	1.0
Finance-Credit Card	1.0
Telephone-Integrated	1.0
Medical-Drugs	0.8
Real Estate Investment Trusts	0.8
Computers	0.8
Banks-Commercial	0.8
Pipelines	0.7
Oil Companies-Exploration & Production	0.7
Municipal Bonds & Notes	0.7
Retail-Restaurants	0.7
Medical-Biomedical/Gene	0.6
Banks-Super Regional	0.6
Multimedia	0.6
Insurance-Multi-line	0.6
Diversified Manufacturing Operations	0.6
Transport-Rail	0.6
Finance-Other Services	0.5
Aerospace/Defense-Equipment	0.5
Electric-Generation	0.5
Beverages-Non-alcoholic	0.4
Medical-Hospitals	0.4
Commercial Services-Finance	0.4
Consulting Services	0.4
Aerospace/Defense	0.4
Broadcast Services/Program	0.4
Medical-Generic Drugs	0.4
Enterprise Software/Service	0.3
Electronic Forms	0.3
Brewery	0.3
Electronic Components-Misc.	0.3
Medical Instruments	0.3
Auto-Cars/Light Trucks	0.3
Coatings/Paint	0.3
Internet Content-Entertainment	0.3
Beverages-Wine/Spirits	0.3
Medical Products	0.3
Entertainment Software	0.3
Cellular Telecom	0.2
Athletic Footwear	0.2
Retail-Discount	0.2
E-Commerce/Services	0.2
Commercial Services	0.2%
Insurance-Property/Casualty	0.2
Containers-Metal/Glass	0.2
Metal-Iron	0.2
Diagnostic Equipment	0.2
Finance-Consumer Loans	0.2
Airlines	0.2
Semiconductor Equipment	0.2
Insurance-Life/Health	0.2
Medical Information Systems	0.2
Therapeutics	0.2
Cruise Lines	0.2
Industrial Gases	0.2
Food-Misc./Diversified	0.2
Oil Refining & Marketing	0.2
Cosmetics & Toiletries	0.2
Computers-Memory Devices	0.1
Steel-Producers	0.1
Auto/Truck Parts & Equipment-Original	0.1
Veterinary Diagnostics	0.1
Finance-Investment Banker/Broker	0.1
Computer Services	0.1
Food-Catering	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
Data Processing/Management	0.1
Chemicals-Specialty	0.1
Oil Companies-Integrated	0.1
Industrial Automated/Robotic	0.1
Engineering/R&D Services	0.1
Music	0.1
Building Products-Cement	0.1
Computer Software	0.1
Web Hosting/Design	0.1
Wireless Equipment	0.1
Computer Aided Design	0.1
Distribution/Wholesale	0.1
Gas-Distribution	0.1
Building-Residential/Commercial	0.1
Food-Wholesale/Distribution	0.1
Independent Power Producers	0.1
Retail-Gardening Products	0.1
Electric-Distribution	0.1
Insurance Brokers	0.1
Medical-Wholesale Drug Distribution	0.1
Transport-Services	0.1
Office Automation & Equipment	0.1
Electronic Measurement Instruments	0.1
Television	0.1
126.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Credit Quality†#
Aaa	61.5%
Aa	1.2
A	6.9
Baa	13.4
Ba	3.8
B	1.0
Caa	0.9
Ca	0.2
Not Rated##	11.1
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.3%
Aerospace/Defense — 0.2%
Boeing Co.	255	$94,834
Aerospace/Defense-Equipment — 0.2%
L3 Technologies, Inc.	497	105,672
Airlines — 0.1%
United Continental Holdings, Inc.†	571	50,853
Applications Software — 1.0%
Microsoft Corp.	2,963	338,878
salesforce.com, Inc.†	951	151,238
		490,116
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,401	118,693
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	788	66,113
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	3,219	148,686
Monster Beverage Corp.†	972	56,648
		205,334
Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	1,059	31,325
Building Products-Cement — 0.1%
Vulcan Materials Co.	421	46,815
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class C†	796	67,103
Coatings/Paint — 0.2%
Sherwin-Williams Co.	173	78,751
Commercial Services — 0.2%
CoStar Group, Inc.†	148	62,284
ServiceMaster Global Holdings, Inc.†	713	44,228
		106,512
Commercial Services-Finance — 0.1%
Worldpay, Inc., Class A†	635	64,306
Computer Aided Design — 0.1%
Autodesk, Inc.†	275	42,930
Computer Services — 0.1%
Amdocs, Ltd.	883	58,260
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	812	46,146
Computers — 0.7%
Apple, Inc.	1,598	360,732
Consulting Services — 0.4%
Gartner, Inc.†	806	127,751
Verisk Analytics, Inc.†	392	47,256
		175,007
Containers-Metal/Glass — 0.2%
Ball Corp.	2,174	95,634
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	528	76,729
Security Description	Shares	Value (Note 2)
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	1,369	$78,622
Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc.	304	74,200
Distribution/Wholesale — 0.1%
Fastenal Co.	689	39,976
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	1,016	54,224
Illinois Tool Works, Inc.	687	96,950
Parker-Hannifin Corp.	594	109,254
		260,428
Drug Delivery Systems — 0.0%
DexCom, Inc.†	23	3,290
E-Commerce/Products — 1.2%
Amazon.com, Inc.†	259	518,777
Wayfair, Inc., Class A†	316	46,664
		565,441
E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	54	107,136
Electronic Components-Misc. — 0.2%
Flex, Ltd.†	4,482	58,804
Sensata Technologies Holding PLC†	1,036	51,334
		110,138
Electronic Components-Semiconductors — 0.8%
Microchip Technology, Inc.	1,051	82,934
NVIDIA Corp.	594	166,926
Texas Instruments, Inc.	1,447	155,249
		405,109
Electronic Forms — 0.3%
Adobe Systems, Inc.†	609	164,400
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	297	72,783
Ultimate Software Group, Inc.†	291	93,757
		166,540
Entertainment Software — 0.3%
Activision Blizzard, Inc.	1,480	123,121
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,427	44,351
Finance-Credit Card — 0.9%
Mastercard, Inc., Class A	871	193,893
Visa, Inc., Class A	1,499	224,985
		418,878
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,178	62,234
Finance-Other Services — 0.2%
CME Group, Inc.	262	44,595
Intercontinental Exchange, Inc.	738	55,269
		99,864
Food-Catering — 0.1%
Aramark	1,317	56,657

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Independent Power Producers — 0.1%
NRG Energy, Inc.	1,041	$38,933
Industrial Automated/Robotic — 0.1%
Cognex Corp.	933	52,080
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	492	82,189
Insurance-Property/Casualty — 0.2%
Progressive Corp.	1,396	99,172
Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	763	125,483
Medical Information Systems — 0.1%
athenahealth, Inc.†	325	43,420
Medical Instruments — 0.2%
Boston Scientific Corp.†	2,586	99,561
Medical-Biomedical/Gene — 0.4%
AnaptysBio, Inc.†	433	43,200
Celgene Corp.†	849	75,977
Gilead Sciences, Inc.	110	8,493
Insmed, Inc.†	1,049	21,211
Regeneron Pharmaceuticals, Inc.†	164	66,263
		215,144
Medical-Drugs — 0.5%
Bristol-Myers Squibb Co.	1,342	83,311
Eli Lilly & Co.	887	95,184
Global Blood Therapeutics, Inc.†	253	9,614
Merck & Co., Inc.	1,023	72,572
		260,681
Medical-Generic Drugs — 0.1%
Mylan NV†	899	32,903
Medical-HMO — 0.5%
Humana, Inc.	362	122,544
UnitedHealth Group, Inc.	426	113,333
		235,877
Multimedia — 0.1%
Liberty Media Corp. - Liberty Formula One, Series C†	1,625	60,434
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	563	37,952
Real Estate Investment Trusts — 0.2%
American Tower Corp.	675	98,078
Invitation Homes, Inc.	987	22,612
		120,690
Retail-Gardening Products — 0.1%
Tractor Supply Co.	385	34,989
Retail-Restaurants — 0.5%
Dunkin' Brands Group, Inc.	429	31,626
McDonald's Corp.	493	82,474
Starbucks Corp.	1,955	111,122
		225,222
Semiconductor Equipment — 0.2%
Lam Research Corp.	567	86,014
Security Description	Shares/ Principal Amount(12)		Value (Note 2)
Television — 0.0%
ION Media Networks, Inc.†(1)(10)(13)		4	$3,361
Therapeutics — 0.2%
Neurocrine Biosciences, Inc.†		625	76,844
Sarepta Therapeutics, Inc.†		41	6,622
			83,466
Tobacco — 0.3%
Altria Group, Inc.		2,509	151,318
Transport-Rail — 0.2%
CSX Corp.		1,330	98,486
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†		133	4,640
Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†		550	45,864
Web Portals/ISP — 1.1%
Alphabet, Inc., Class C†		444	529,901
Total Common Stocks (cost $5,812,883)			7,930,030
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.0%
Banks-Commercial — 0.5%
Banco de Sabadell SA 6.13% due 11/23/2022(2)	EUR	200,000	229,307
Diversified Banking Institutions — 1.5%
Credit Agricole SA 8.13% due 12/23/2025(2)		200,000	219,994
Credit Suisse Group AG 6.25% due 12/18/2024(2)		275,000	271,219
UniCredit SpA 6.63% due 06/03/2023(2)	EUR	200,000	229,308
			720,521
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(10)		8,000	1
Total Preferred Securities/Capital Securities (cost $935,616)			949,829
ASSET BACKED SECURITIES — 27.9%
Diversified Financial Services — 27.9%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.23% (1 ML+0.17%) due 01/25/2037(4)		36,641	35,721
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		1,017	1,017
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.59% (3 ML+1.25%) due 07/25/2029*(5)		250,000	249,972

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.34% (3 ML+1.00%) due 07/28/2028*(5)	$250,000	$249,871
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(4)	39,095	38,414
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(4)	31,318	31,100
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(4)	16,337	16,202
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.64% (1 ML+1.58%) due 10/25/2034(10)	3,288	3,307
Atrium XII FRS Series 12A, Class AR 3.18% (3 ML+0.83%) due 04/22/2027*(5)	250,000	248,785
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.45% (3 ML+1.12%) due 01/18/2025*(5)	147,480	147,405
BANK VRS Series 2017-BNK8, Class XA 0.89% due 11/15/2050(3)(6)(7)	996,911	54,279
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	122,138	121,010
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	82,835	82,105
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(8)	35,784	35,611
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(8)	29,671	29,531
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(3)	74,303	73,794
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	75,758	75,284
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(8)	43,651	43,333
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(3)	$75,593	$75,799
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	93,496	93,683
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.01% (1 ML+0.85%) due 08/15/2036*(6)	153,000	153,000
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.92% due 02/25/2036(3)(4)	119,883	112,088
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(3)(6)(7)	212,620	8,138
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(3)(6)(7)	370,789	14,261
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	12,250	12,098
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.12% (3 ML+0.78%) due 04/27/2027*(5)	250,000	248,259
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 3.44% (3 ML+1.10%) due 10/15/2030*(5)	250,000	249,847
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.57% (3 ML+1.23%) due 10/17/2029*(5)	250,000	250,207
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 3.44% (3 ML+1.10%) due 01/25/2026*(5)	220,545	220,502
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.16% (3 ML+1.05%) due 04/24/2030*(5)	250,000	249,193
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	16,704	16,590
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	114,891	113,455
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	120,000	120,309

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	$75,000	$76,701
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.94% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	59,956	58,575
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(10)	54,726	54,441
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(4)	40,253	39,943
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(3)(4)	63,966	63,628
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	110,000	107,437
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	155,932
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,059	154,357
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	149,000	151,451
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	76,562
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	44,715	39,371
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.95% due 06/15/2057(3)(6)(7)	1,197,349	47,145
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	125,486
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(4)	49,256	48,024
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(4)	50,554	50,204
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(4)	59,079	58,552
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(4)	37,130	36,989
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(10)	$59,850	$59,474
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.80% due 05/25/2035(3)(4)	92,465	92,664
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 3.56% (3 ML+1.22%) due 07/24/2030*(5)	250,000	249,951
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	155,810
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	43,768
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,317
GS Mtg. Securities Trust Series 2017-CS5, Class A4 3.67% due 03/10/2050(6)	35,124	34,916
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	145,000	145,066
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	142,977
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.81% due 03/25/2047(3)(4)	24,254	22,099
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.91% due 04/25/2036(3)(4)	8,406	7,521
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	6,059	6,059
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.60% (1 ML+0.54%) due 05/25/2035(4)	66,883	66,500
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	64,000	64,601
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	125,000	121,531
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(8)	137,081	136,704
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(10)	100,000	99,433

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.63% (1 ML+1.55%) due 02/01/2023*(4)	$69,387	$68,264
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 3.73% (1 ML+1.65%) due 11/01/2022*(4)	49,818	49,806
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.83% (1 ML+1.75%) due 09/01/2022*(1)(4)	47,934	47,964
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.83% (1 ML+1.75%) due 10/01/2022*(4)	46,549	46,341
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.51% (3 ML+1.16%) due 07/23/2029*(5)	250,000	249,972
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 3.84% (3 ML+1.50%) due 07/25/2026*(5)	250,000	249,834
Marlette Funding Trust Series 2017-3A, Class A 2.36% due 12/15/2024*(10)	45,983	45,819
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.54% due 02/25/2035(3)(4)	14,918	15,455
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.88% due 12/25/2034(3)(4)	29,082	29,789
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	91,131	90,185
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.25% due 12/15/2047(3)(6)(7)	347,507	13,785
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	25,502
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.61% due 06/15/2050(3)(6)(7)	128,866	11,033
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	105,605
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	$32,693	$26,033
MortgageIT Trust FRS Series 2005-4, Class A1 2.62% (1 ML+0.28%) due 10/25/2035(4)	127,484	126,053
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	57,500	57,009
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	98,959
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(3)	87,750	88,134
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.56% (1 ML+1.50%) due 06/25/2057*(4)	109,894	112,693
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(4)	84,714	84,574
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(4)	76,165	75,798
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	146,155	146,567
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(4)	146,584	147,397
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	116,784	117,281
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	92,187	92,621
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)	121,603	121,971
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	12,683	12,185
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	108,966

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	$87,539	$87,069
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	85,520	85,000
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 3.48% (3 ML+1.13%) due 07/20/2026*(5)	250,000	250,024
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.19% (3 ML+0.85%) due 04/17/2027*(5)	215,000	214,430
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	135,638
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	76,800	77,205
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.32% (1 ML+0.10%) due 02/25/2037(10)	45,056	28,258
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.24% (3 ML+1.05%) due 04/30/2027*(5)	250,000	249,619
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	37,148	37,045
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,627	1,565
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.19% (1 ML+0.13%) due 05/25/2037(10)	109,327	83,280
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(10)	66,063	66,001
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	55,320	54,657
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(10)	30,430	30,337
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.31% (1 ML+0.25%) due 11/25/2036(10)	195,000	181,166
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	142,070
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	$100,000	$99,729
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 3.20% (3ML + 0.84%) due 04/20/2028*(5)	250,000	248,408
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	67,272	65,632
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	58,715	57,532
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	150,942	147,782
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	70,941	69,609
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	104,576	101,635
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	78,087	76,053
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.82% (1 ML+0.60%) due 02/25/2057*	100,410	100,500
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.72% (3 ML+1.37%) due 04/20/2027*(5)	250,000	249,963
Tryon Park CLO, Ltd. FRS Series 2013-1A, Class A1SR 3.24% (3 ML+0.89%) due 04/15/2029*(5)	405,000	403,000
U.S. Residential Opportunity Fund Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(8)	50,721	50,278
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(8)(10)	44,708	44,411
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(8)	60,917	60,235
VOLT LXIV LLC VRS Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(8)	108,104	107,443
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(8)	81,839	81,657
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.23% (3 ML+0.90%) due 01/18/2029*(5)	250,000	249,056

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.30% due 09/15/2057(3)(6)(7)	$977,361	$45,954
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	80,000	80,755
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)(6)	10,000	9,364
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.78% due 01/25/2035(3)(4)	82,464	83,607
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.93% due 03/25/2035(3)(4)	57,082	58,348
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.20% due 11/25/2034(3)(4)	1,266	1,283
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.60% due 10/25/2036(3)(4)	32,378	32,239
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(10)	49,625	47,635
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,396
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(3)(6)(7)	501,880	7,946
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,000	147,714
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	132,755
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	61,492
Total Asset Backed Securities (cost $13,592,108)		13,563,729
U.S. CORPORATE BONDS & NOTES — 21.2%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	80,000	76,163
Security Description	Principal Amount(12)	Value (Note 2)
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	$5,000	$4,741
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	110,000	109,511
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	29,858
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,028
		149,138
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	10,000	8,850
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	15,000	14,812
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	24,556
		39,368
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	40,000	38,259
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	34,241
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	20,000	19,855
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	15,000	14,872
		107,227
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	8,907
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	23,336
General Motors Co. Senior Notes 5.95% due 04/01/2049	20,000	19,866
General Motors Co. Senior Notes 6.75% due 04/01/2046	45,000	48,708
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	38,902
		139,719

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	$40,000	$39,508
Banks-Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	27,919
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	23,199
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	126,883
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	90,000	86,353
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	23,549
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	20,000	20,263
		308,166
Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	45,000	43,010
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	10,000	9,643
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	30,000	28,071
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	4,665
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	39,952
		125,341
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	35,000	34,009
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	5,000	5,007
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	35,000	34,636
Security Description	Principal Amount(12)	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	$45,000	$38,980
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	9,687
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	40,000	38,826
		161,145
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	49,000	48,502
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	35,308
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	19,000	18,540
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	15,395
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	21,326
		139,071
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	55,000	56,237
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	40,000	39,300
Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	81,234
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	45,000	45,028
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	55,000	59,124
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	8,344

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	$15,000	$13,302
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	30,000	29,409
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	40,000	37,854
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,075
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	45,000	45,956
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	42,670
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	45,433
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	70,000	71,446
		488,875
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,188
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	46,687
		51,875
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	10,000	10,089
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	14,407
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	38,066
		52,473
Commercial Services-Finance — 0.3%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	20,000	19,684
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	110,000	109,789
		129,473
Security Description	Principal Amount(12)	Value (Note 2)
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$15,000	$13,458
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,590
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	20,000	20,552
		43,600
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	75,000	72,531
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	20,000	20,039
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	35,000	35,219
		55,258
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,261
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	9,695
		18,956
Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	160,000	157,955
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	14,731
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	110,595
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	75,000	72,194
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	45,000	43,922
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	30,000	29,826
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	100,566
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,626

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	$25,000	$24,040
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	46,670
Citigroup, Inc. FRS Senior Notes 3.41% (3 ML+1.10%) due 05/17/2024	80,000	80,636
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	18,805
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	19,630
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	85,000	84,018
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,064
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	10,000	9,754
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	55,000	54,437
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	35,000	34,132
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	33,816
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	58,119
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	95,000	88,058
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	40,000	39,414
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	35,000	35,720
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	66,106
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	48,449
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	14,867
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	$50,000	$47,360
JPMorgan Chase & Co. FRS Senior Notes 3.57% (3 ML+1.23%) due 10/24/2023	30,000	30,598
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	39,945
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	49,153
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,314
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	24,426
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	38,893
Morgan Stanley Senior Notes 3.13% due 07/27/2026	11,000	10,248
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	99,623
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	14,404
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	38,393
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	49,833
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	1,985
		1,760,325
Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	24,707
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	14,472
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	55,000	53,848
		68,320
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	35,000	34,564

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	$5,000	$4,872
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	40,000	40,450
		45,322
Electric-Integrated — 1.3%
AES Corp. Senior Notes 4.00% due 03/15/2021	5,000	4,987
AES Corp. Senior Notes 4.88% due 05/15/2023	10,000	10,087
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	25,000	23,669
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,526
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	43,451
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	13,429
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	13,699
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,859
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	49,560
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,155
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	120,000	116,995
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	29,098
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	5,000	4,554
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	100,000	91,423
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	10,000	9,543
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	50,000	56,832
Security Description	Principal Amount(12)	Value (Note 2)
Electric-Integrated (continued)
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	$10,000	$10,004
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	15,000	14,940
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	45,000	41,247
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	10,000	9,935
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	5,000	4,780
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,606
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	27,980
		630,359
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,307
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	80,000	79,061
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	18,581
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	105,000	102,017
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	24,716
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	35,000	34,783
		259,158
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,066
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	50,000	48,965

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	$20,000	$18,991
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	47,700
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	50,000	49,212
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(10)	10,000	280
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(10)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(10)	11,000	1
		282
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	155,685
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	26,496
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	55,000	54,908
		81,404
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,061
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	35,000	34,737
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	4,963
		39,700
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	14,594
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	19,435
		34,029
Security Description	Principal Amount(12)	Value (Note 2)
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	$40,000	$40,900
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	45,000	44,363
		85,263
Insurance-Multi-line — 0.6%
Assurant, Inc. FRS Senior Notes 3.62% (3 ML+1.25%) due 03/26/2021	270,000	270,519
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	20,000	17,300
		287,819
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	10,750
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,600
Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 5.38% due 07/15/2026*	10,000	10,037
Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 4.88% due 05/15/2023*	40,000	40,200
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	44,461
Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	77,294
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	47,812
		125,106
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,135
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	1,986
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	18,821

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	$25,000	$24,877
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	50,000	47,370
		122,189
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	59,912
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	15,000	14,582
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	15,000	13,862
		28,444
Medical-HMO — 0.9%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,163
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	60,000	57,000
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	48,859
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,366
Halfmoon Parent, Inc. Senior Sec. Notes 4.13% due 11/15/2025*	30,000	29,914
Halfmoon Parent, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	160,000	159,534
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	30,000	30,061
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	40,000	40,190
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	10,000	10,037
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	10,702
		415,826
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,312
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	$15,000	$14,246
Dignity Health Sec. Notes 2.64% due 11/01/2019	160,000	159,003
		197,561
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	35,000	33,487
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	61,600
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	100,000	100,682
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	13,091
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	5,000	4,729
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	60,000	57,394
		237,496
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	50,000	48,750
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	35,000	32,015
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,265
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,088
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	16,000	16,232
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	24,242
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,190
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	50,673

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	$10,000	$9,775
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	40,000	40,150
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	25,750
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	25,000	25,125
		212,490
Oil Refining & Marketing — 0.2%
Andeavor Senior Notes 3.80% due 04/01/2028	20,000	19,018
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	25,000	24,657
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	33,271
		76,946
Pharmacy Services — 1.0%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	266,000	263,531
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	80,000	80,011
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	22,665
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	65,000	64,826
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	30,685
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	35,981
		497,699
Pipelines — 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	40,000	39,084
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,750
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,075
Security Description	Principal Amount(12)	Value (Note 2)
Pipelines (continued)
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	$15,000	$15,119
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	20,000	20,296
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	25,000	25,690
MPLX LP Senior Notes 4.00% due 03/15/2028	20,000	19,236
MPLX LP Senior Notes 4.13% due 03/01/2027	25,000	24,350
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	9,319
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,010
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	14,551
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,137
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	9,446
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	9,771
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	45,000	44,203
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	45,000	43,166
		337,203
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	20,058
Real Estate Investment Trusts — 0.6%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	30,000	28,910
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,503
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	100,000	99,799
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	83,347

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	$70,000	$68,984
		290,543
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	30,000	30,600
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	24,719
		55,319
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	20,000	17,284
Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	110,000	110,479
Retail-Restaurants — 0.2%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	35,000	34,702
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	25,000	24,835
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	15,000	14,958
		74,495
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	15,000	14,287
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	70,000	67,958
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	14,806
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	41,000	39,430
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,584
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	4,671
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	50,000	45,682
Security Description	Principal Amount(12)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	$15,000	$14,950
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	14,000	13,342
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	58,511
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	14,876
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	25,000	23,774
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	41,000	38,545
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	10,000	9,975
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	25,000	25,083
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	45,000	47,978
		422,165
Tobacco — 0.9%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	100,000	97,794
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	17,494
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	240,000	235,192
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	35,000	33,360
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	55,000	51,168
		435,008
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	80,000	75,814
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	65,000	66,108
		141,922
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	20,000	18,148

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	$15,000	$15,020
		33,168
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	30,000	30,028
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	30,000	30,122
		60,150
Total U.S. Corporate Bonds & Notes (cost $10,476,698)		10,289,652
FOREIGN CORPORATE BONDS & NOTES — 3.1%
Banks-Commercial — 0.2%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	95,000	93,099
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	75,000	73,892
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	20,000	17,974
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	34,217
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	9,631
		43,848
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	5,000	4,805
Diversified Banking Institutions — 0.8%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	200,000	189,331
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	193,166
		382,497
Electric-Generation — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	193,376
Security Description	Principal Amount(12)		Value (Note 2)
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021		$15,000	$14,330
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		40,000	39,900
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*		40,000	41,600
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		10,000	9,984
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		50,000	48,295
			99,879
Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022		20,000	19,866
Mylan NV Company Guar. Notes 3.15% due 06/15/2021		20,000	19,701
Mylan NV Company Guar. Notes 3.75% due 12/15/2020		30,000	30,022
Mylan NV Company Guar. Notes 3.95% due 06/15/2026		8,000	7,568
			77,157
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		75,000	82,192
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039		10,000	11,715
			93,907
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		65,000	63,302
Encana Corp. Senior Notes 3.90% due 11/15/2021		30,000	30,128
			93,430
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		34,000	32,442
YPF SA Senior Notes 16.50% due 05/09/2022*(10)	ARS	1,676,987	21,120
			53,562

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	$15,000	$15,272
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	54,324
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000	36,192
Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	25,000	25,688
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	34,614
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	25,000	24,062
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	21,550
		45,612
Total Foreign Corporate Bonds & Notes (cost $1,614,324)		1,493,358
MUNICIPAL BONDS & NOTES — 0.7%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	14,195
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000	29,737
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	60,000	76,267
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,025
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	70,000	76,135
State of California General Obligation Bonds 7.55% due 04/01/2039	40,000	58,383
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	65,000	65,748
Total Municipal Bonds & Notes (cost $331,316)		336,490
Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 34.9%
Federal Home Loan Mtg. Corp. — 9.4%
2.50% due 01/01/2028	$6,221	$6,043
2.50% due 04/01/2028	13,449	13,066
3.00% due 08/01/2027	6,120	6,054
3.00% due 10/01/2042	16,579	16,018
3.00% due 11/01/2042	6,449	6,231
3.00% due 02/01/2043	27,195	26,254
3.00% due 08/01/2043	56,105	54,168
3.00% due October TBA	500,000	478,392
3.50% due 02/01/2042	7,102	7,041
3.50% due 03/01/2042	4,238	4,204
3.50% due 09/01/2043	23,289	23,101
3.50% due October TBA	1,000,000	984,219
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	1,215	1,251
Federal Home Loan Mtg. Corp. 4.00% due 03/01/2023	641	654
4.00% due 10/01/2043	11,646	11,824
4.00% due October TBA	2,100,000	2,120,583
4.50% due 01/01/2039	813	843
4.50% due October TBA	300,000	309,621
5.00% due 12/01/2020	728	748
5.00% due 07/01/2021	3,669	3,703
5.00% due 05/01/2034	9,920	10,559
5.50% due 07/01/2034	5,845	6,324
5.50% due 07/01/2035	5,962	6,458
5.50% due 04/01/2037	2,132	2,302
5.50% due 05/01/2037	2,022	2,178
5.50% due 08/01/2037	11,952	12,957
6.50% due 05/01/2029	2,053	2,271
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.09% due 10/25/2047*(3)(6)	90,000	89,777
Series 2012-K706, Class B 4.17% due 11/25/2044*(3)(6)	75,000	74,891
Series 2010-K8, Class B 5.44% due 09/25/2043*(3)(6)	100,000	102,923
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs Series K064, Class X1 0.74% due 03/25/2027 VRS (3)(6)(7)	378,190	16,474
Series K068, Class A2 3.24% due 08/25/2027(6)	82,000	80,027
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 3.87% (1 ML+1.65%) due 04/25/2043*(4)	29,564	29,910
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)	867	829

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 3883, Class PB 3.00% due 05/15/2041(4)	$24,133	$23,682
Series 1577, Class PK 6.50% due 09/15/2023(4)	4,233	4,413
Series 1226, Class Z 7.75% due 03/15/2022(4)	439	463
		4,540,456
Federal National Mtg. Assoc. — 17.2%
2.50% due 02/01/2043	136,282	126,785
2.50% due 03/01/2043	131,414	122,256
2.64% due 03/01/2027	37,355	35,493
2.66% due 03/01/2027	210,000	197,665
2.78% due 03/01/2027	75,369	72,161
2.88% due 11/01/2027	155,111	146,925
2.97% due 06/01/2027	132,048	127,484
3.00% due 07/01/2027	110,000	105,297
3.00% due 01/01/2028	9,246	9,188
3.00% due October TBA	125,000	123,449
3.16% due 08/01/2027	150,000	145,448
3.50% due 11/01/2047	784,885	772,818
3.50% due October TBA	4,725,000	4,649,537
3.64% (12 ML+1.82%) due 10/01/2040 FRS	2,194	2,290
3.79% (12 ML+1.57%) due 05/01/2037 FRS	1,939	2,019
4.00% due 11/01/2040	54,636	55,587
4.00% due 11/01/2041	2,720	2,771
4.00% due 10/01/2043	47,770	48,399
4.00% due 11/01/2043	6,319	6,424
4.00% due 12/01/2043	32,546	33,204
4.50% due 01/01/2039	2,028	2,112
4.50% due 06/01/2039	29,801	30,873
4.50% due 05/01/2041	6,446	6,706
5.00% due 06/01/2019	250	258
5.00% due 07/01/2040	19,993	21,271
5.50% due 06/01/2020	25,843	26,067
5.50% due 07/01/2020	3,400	3,417
5.50% due 03/01/2021	6,771	6,862
5.50% due 04/01/2021	6,269	6,347
5.50% due 06/01/2021	28,406	28,790
5.50% due 10/01/2021	13,164	13,345
5.50% due 12/01/2021	33,082	33,559
5.50% due 06/01/2022	36,080	36,637
5.50% due 12/01/2029	1,243	1,326
5.50% due 05/01/2034	2,601	2,783
5.50% due 08/01/2037	6,670	7,192
5.50% due 06/01/2038	594	641
5.50% due October TBA	200,000	213,422
6.00% due 06/01/2026	11,524	12,443
6.00% due 03/01/2027	15,457	16,691
6.00% due 12/01/2033	1,629	1,793
6.00% due 05/01/2034	6,517	7,162
6.00% due 08/01/2034	535	588
6.00% due 06/01/2040	3,371	3,712
6.00% due October TBA	300,000	324,082
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.50% due 11/01/2035	$2,927	$3,213
6.50% due 10/01/2037	1,415	1,552
7.00% due 06/01/2037	12,457	13,954
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 5.61% (1 ML+3.55%) due 07/25/2029(4)	35,000	38,210
Series 2016-C07, Class 2M2 6.41% (1 ML+4.35%) due 05/25/2029(4)	70,142	78,463
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	5,725	5,481
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	20,462	19,174
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	40,871	38,397
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	44,248	42,399
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	37,790	36,221
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	56,620	55,307
Series 2017-72, Class B 3.00% due 09/25/2047(4)	52,937	51,596
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	52,760	51,421
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	62,775	61,195
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	24,106	24,136
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	61,000	60,476
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	59,135	58,895
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	58,864	58,902
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	48,083	47,877
		8,340,148
Government National Mtg. Assoc. — 8.3%
3.00% due October TBA	700,000	677,906
3.50% due October TBA	1,400,000	1,392,070
4.00% due 10/15/2040	20,169	20,824
4.00% due 02/15/2041	10,816	11,069
4.00% due 09/15/2041	12,996	13,301
4.00% due 10/15/2041	8,887	9,091
4.00% due October TBA	500,000	508,496
4.50% due 06/15/2041	144,506	150,754
4.50% due October TBA	600,000	620,043
5.00% due 01/15/2033	1,447	1,533
5.00% due 01/15/2040	47,490	50,625
5.00% due October TBA	300,000	312,295
5.50% due 04/15/2036	81,625	87,827
6.00% due 02/15/2033	15,484	16,730

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 07/15/2028	$61,307	$67,261
6.50% due 08/15/2028	4,021	4,412
6.50% due 09/15/2028	7,796	8,577
6.50% due 11/15/2028	10,426	11,439
7.00% due 01/15/2033	5,464	6,164
7.00% due 05/15/2033	7,511	8,437
7.00% due 11/15/2033	3,414	3,842
8.00% due 02/15/2030	1,241	1,283
9.00% due 11/15/2021	92	96
Government National Mtg. Assoc. REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	61,269	58,509
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	196	210
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	2,330	2,557
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,663	1,847
		4,047,198
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	12,000	11,998
Total U.S. Government Agencies (cost $17,055,820)		16,939,800
U.S. GOVERNMENT TREASURIES — 14.3%
United States Treasury Bonds — 3.1%
2.50% due 02/15/2045(14)	150,000	131,373
3.00% due 05/15/2045(9)	370,000	357,021
3.00% due 11/15/2045	202,000	194,812
3.00% due 02/15/2048	175,000	168,417
3.63% due 08/15/2043	105,000	112,674
3.63% due 02/15/2044	105,000	112,793
3.75% due 11/15/2043	105,000	114,971
5.00% due 05/15/2037	256,000	323,960
		1,516,021
United States Treasury Notes — 11.2%
0.38% due 07/15/2027 TIPS(11)	1,174,428	1,121,946
1.88% due 11/30/2021	1,315,000	1,274,882
1.88% due 02/28/2022	487,000	470,735
2.00% due 02/15/2023	230,000	221,141
2.00% due 02/15/2025	675,000	635,713
2.13% due 07/31/2024	665,000	634,477
2.88% due 05/31/2025	840,000	833,044
2.88% due 05/15/2028	245,000	241,306
		5,433,244
Total U.S. Government Treasuries (cost $7,175,388)		6,949,265
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Sovereign — 1.4%
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	200,000	191,000
Security Description	Principal Amount(12)		Value (Note 2)
Sovereign (continued)
Government of Romania Senior Notes 6.13% due 01/22/2044		$70,000	$78,925
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		200,000	192,660
Republic of Panama Senior Notes 4.30% due 04/29/2053		221,000	212,713
Total Foreign Government Obligations (cost $686,715)			675,298
Total Long-Term Investment Securities (cost $57,680,868)			59,127,451
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Foreign Government Obligations — 1.9%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	325,000	16,755
Government of Egypt Bills 17.41% due 10/16/2018	EGP	900,000	49,913
Government of Japan Bills (0.16)% due 11/12/2018	JPY	96,100,000	845,927
Total Short-Term Investment Securities (cost $935,231)			912,595
REPURCHASE AGREEMENTS — 2.7%
Bank of America Securities LLC Joint Repurchase Agreement(15)		255,000	255,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		85,000	85,000
BNP Paribas SA Joint Repurchase Agreement(15)		490,000	490,000
Deutsche Bank AG Joint Repurchase Agreement(15)		90,000	90,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		400,000	400,000
Total Repurchase Agreements (cost $1,320,000)			1,320,000
TOTAL INVESTMENTS (cost $59,936,099)(16)		126.4%	61,360,046
Liabilities in excess of other assets		(26.4)	(12,801,298)
NET ASSETS		100.0%	$48,558,748

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $13,277,621 representing 27.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2018.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(10)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $768,326 representing 1.6% of net assets.

(11)  Principal amount of security is adjusted for inflation.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,361	$840.18	0.01%

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2018 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5	Long	Canadian 10 Year Bond	December 2018	$513,976	$513,374	$(602)
3	Long	Long Gilt Future	December 2018	473,386	472,900	(486)
7	Long	U.S. Treasury 2 Year Notes	December 2018	1,474,672	1,475,141	469
23	Long	U.S. Treasury 5 Year Notes	December 2018	2,605,508	2,586,961	(18,547)
25	Short	U.S. Treasury 10 Year Notes	December 2018	3,001,086	2,969,531	31,555
27	Short	U.S. Treasury 10 Year Ultra Bonds	December 2018	3,448,796	3,402,000	46,796
8	Long	U.S. Treasury Ultra Bonds	December 2018	1,261,965	1,234,250	(27,715)
						$31,470

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	EUR	402,000	USD	473,652	10/31/2018	$5,853	$—
JPMorgan Chase Bank	JPY	96,100,000	USD	873,573	11/13/2018	25,202	—
Net Unrealized Appreciation (Depreciation)						$31,055	$—

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
			1 Year USD Federal Funds —
USD	355	09/29/2026	H.15-OIS-Compound/Annually	1.00%/Annually	$8,608	$36,405
USD	295	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,451)	28,513
					$2,157	$64,918

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$3,361	$3,361
Other Industries	7,926,669	—	—	7,926,669
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	949,828	—	949,828
Asset Backed Securities:
Diversified Financial Services	—	13,515,765	47,964	13,563,729
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	280	2	282
Other Industries	—	10,289,370	—	10,289,370
Foreign Corporate Bonds & Notes	—	1,493,358	—	1,493,358
Municipal Bond & Notes	—	336,490	—	336,490
U.S. Government Agencies	—	16,939,800	—	16,939,800
U.S. Government Treasuries	—	6,949,265	—	6,949,265
Foreign Government Obligations	—	675,298	—	675,298
Short-Term Investment Securities	—	912,595	—	912,595
Repurchase Agreements	—	1,320,000	—	1,320,000
Total Investments at Value	$7,926,669	$53,382,049	$51,328	$61,360,046

Seasons Series Trust SA Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$78,820	$—	$—	$78,820
Forward Foreign Currency Contracts	—	31,055	—	31,055
Centrally Cleared Interest Rate Swap Contracts	—	64,918	—	64,918
Total Other Financial Instruments	$78,820	$95,973	$—	$174,793
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$47,350	$—	$—	$47,350

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Commercial Paper	7.9%
Medical-Drugs	4.7
United States Treasury Notes	4.4
Diversified Banking Institutions	4.4
Aerospace/Defense	2.4
Web Portals/ISP	2.4
Real Estate Investment Trusts	2.1
Banks-Commercial	2.0
Medical-HMO	1.9
Electronic Components-Semiconductors	1.9
Applications Software	1.9
Repurchase Agreements	1.8
Computers	1.7
Oil Companies-Exploration & Production	1.7
Telephone-Integrated	1.7
Electric-Integrated	1.6
Diversified Financial Services	1.6
Beverages-Non-alcoholic	1.5
Computer Services	1.4
Networking Products	1.3
E-Commerce/Products	1.3
Federal National Mtg. Assoc.	1.3
Oil Companies-Integrated	1.3
Medical-Biomedical/Gene	1.2
Insurance-Life/Health	1.2
Exchange-Traded Funds	1.2
Retail-Building Products	1.2
Pipelines	1.2
Insurance-Multi-line	1.1
Apparel Manufacturers	1.1
United States Treasury Bonds	1.1
Enterprise Software/Service	1.1
Food-Misc./Diversified	1.0
Auto-Cars/Light Trucks	1.0
Chemicals-Diversified	0.9
Oil Refining & Marketing	0.9
Banks-Super Regional	0.9
Retail-Apparel/Shoe	0.8
Airlines	0.8
Multimedia	0.8
Cosmetics & Toiletries	0.8
Medical Products	0.8
Commercial Services-Finance	0.8
Internet Content-Entertainment	0.6
Government National Mtg. Assoc.	0.6
Cruise Lines	0.6
Hotels/Motels	0.6
Non-Hazardous Waste Disposal	0.6
Data Processing/Management	0.5
Casino Hotels	0.5
Building-Residential/Commercial	0.5
Instruments-Controls	0.5
Auto/Truck Parts & Equipment-Original	0.5
Oil-Field Services	0.5
Food-Retail	0.5
Finance-Credit Card	0.4
Retail-Drug Store	0.4
Import/Export	0.4
Investment Management/Advisor Services	0.4
Electronic Measurement Instruments	0.4
Computers-Memory Devices	0.4%
Retail-Jewelry	0.4
Computer Data Security	0.4
Medical-Wholesale Drug Distribution	0.4
Food-Wholesale/Distribution	0.4
Transport-Rail	0.4
Semiconductor Equipment	0.4
Containers-Paper/Plastic	0.4
Finance-Investment Banker/Broker	0.3
Steel-Producers	0.3
Electronic Components-Misc.	0.3
Internet Security	0.3
Real Estate Operations & Development	0.3
Cellular Telecom	0.3
Engines-Internal Combustion	0.3
Medical Instruments	0.3
Independent Power Producers	0.3
Diversified Manufacturing Operations	0.3
Finance-Auto Loans	0.3
Building-Heavy Construction	0.3
Chemicals-Specialty	0.3
Computer Aided Design	0.3
Distribution/Wholesale	0.3
Tobacco	0.3
Finance-Leasing Companies	0.3
Brewery	0.3
Auto-Heavy Duty Trucks	0.3
Insurance-Reinsurance	0.3
Metal-Diversified	0.2
Building & Construction-Misc.	0.2
Cable/Satellite TV	0.2
Building & Construction Products-Misc.	0.2
Machinery-Electrical	0.2
Internet Infrastructure Software	0.2
Retail-Discount	0.2
Industrial Automated/Robotic	0.2
Internet Application Software	0.2
Food-Confectionery	0.2
Transactional Software	0.2
Gold Mining	0.2
Diversified Minerals	0.2
Real Estate Management/Services	0.2
Paper & Related Products	0.2
Gas-Distribution	0.2
Industrial Gases	0.2
Television	0.2
Machine Tools & Related Products	0.2
Commercial Services	0.2
Dialysis Centers	0.2
Audio/Video Products	0.2
Semiconductor Components-Integrated Circuits	0.2
Electric Products-Misc.	0.2
Radio	0.2
Finance-Other Services	0.1
Electric-Distribution	0.1
Dental Supplies & Equipment	0.1
Medical-Hospitals	0.1
Rental Auto/Equipment	0.1
Office Supplies & Forms	0.1
Human Resources	0.1

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Water Treatment Systems	0.1%
Metal Processors & Fabrication	0.1
Airport Development/Maintenance	0.1
Transport-Services	0.1
Medical Labs & Testing Services	0.1
Decision Support Software	0.1
Private Equity	0.1
Travel Services	0.1
Consulting Services	0.1
Banks-Fiduciary	0.1
Finance-Mortgage Loan/Banker	0.1
Office Automation & Equipment	0.1
Insurance-Property/Casualty	0.1
Chemicals-Plastics	0.1
Energy-Alternate Sources	0.1
Internet Content-Information/News	0.1
Petrochemicals	0.1
Retail-Restaurants	0.1
Professional Sports	0.1
Food-Flour & Grain	0.1
Pharmacy Services	0.1
Fisheries	0.1
Metal-Iron	0.1
Funeral Services & Related Items	0.1
Beverages-Wine/Spirits	0.1
Municipal Bonds & Notes	0.1
Chemicals-Fibers	0.1
Finance-Commercial	0.1
Gambling (Non-Hotel)	0.1
Oil & Gas Drilling	0.1
Broadcast Services/Program	0.1
Insurance-Mutual	0.1
Publishing-Newspapers	0.1
Telecom Services	0.1
Advertising Agencies	0.1
Theaters	0.1
Agricultural Chemicals	0.1
Satellite Telecom	0.1
101.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 74.8%
Aerospace/Defense — 2.4%
Boeing Co.	5,568	$2,070,739
Lockheed Martin Corp.	1,674	579,137
Northrop Grumman Corp.	2,457	779,778
Raytheon Co.	2,344	484,411
Teledyne Technologies, Inc.†	256	63,150
		3,977,215
Aerospace/Defense-Equipment — 0.0%
L3 Technologies, Inc.	225	47,840
Airlines — 0.8%
Azul SA ADR†	2,395	42,607
Copa Holdings SA, Class A	724	57,804
Delta Air Lines, Inc.	12,679	733,227
easyJet PLC	8,833	151,280
International Consolidated Airlines Group SA	27,008	232,109
Japan Airlines Co., Ltd.	2,600	93,455
		1,310,482
Airport Development/Maintenance — 0.1%
Aena SME SA*	1,152	199,961
Apparel Manufacturers — 1.1%
Hermes International	408	270,298
JNBY Design, Ltd.	33,500	59,397
Kering SA	144	77,192
Michael Kors Holdings, Ltd.†	5,940	407,246
Moncler SpA	3,172	136,634
PVH Corp.	3,100	447,640
Ralph Lauren Corp.	772	106,189
VF Corp.	4,044	377,912
		1,882,508
Applications Software — 1.8%
Intuit, Inc.	3,724	846,838
Microsoft Corp.	12,866	1,471,484
Nuance Communications, Inc.†	7,934	137,417
Red Hat, Inc.†	3,261	444,409
		2,900,148
Audio/Video Products — 0.2%
Sony Corp.	4,100	251,369
Auto-Cars/Light Trucks — 0.9%
Brilliance China Automotive Holdings, Ltd.	60,000	97,032
Fiat Chrysler Automobiles NV†	9,057	159,249
Ford Motor Co.	58,187	538,230
Peugeot SA	8,959	241,635
Suzuki Motor Corp.	500	28,639
Toyota Motor Corp.	7,200	449,604
		1,514,389
Auto-Heavy Duty Trucks — 0.2%
Volvo AB, Class B	14,794	261,509
Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	5,656	294,169
Faurecia SA	3,359	202,174
Visteon Corp.†	1,197	111,201
WABCO Holdings, Inc.†	810	95,532
		703,076
Security Description	Shares	Value (Note 2)
Banks-Commercial — 1.9%
ABN AMRO Group NV CVA*	8,265	$225,028
Abu Dhabi Commercial Bank PJSC	38,521	83,167
China Construction Bank Corp.	153,000	133,683
CIT Group, Inc.	4,916	253,715
Credicorp, Ltd.	351	78,301
DNB ASA	9,969	209,761
First Abu Dhabi Bank PJSC	12,285	47,829
First Hawaiian, Inc.	2,366	64,261
Gentera SAB de CV	93,844	94,927
Grupo Financiero Banorte SAB de CV, Class O	11,822	85,522
Hang Seng Bank, Ltd.	7,800	211,830
HDFC Bank, Ltd.	3,259	90,298
Itau Unibanco Holding SA ADR	12,319	135,263
Popular, Inc.	1,154	59,143
Regions Financial Corp.	28,230	518,020
Resona Holdings, Inc.	43,200	242,691
Sberbank of Russia PJSC ADR	4,251	53,903
Sumitomo Mitsui Trust Holdings, Inc.	1,900	78,194
Swedbank AB, Class A	9,834	243,764
Synovus Financial Corp.	1,603	73,401
United Overseas Bank, Ltd.	6,800	134,702
		3,117,403
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,625	165,961
Banks-Super Regional — 0.8%
Capital One Financial Corp.	4,809	456,519
Fifth Third Bancorp	13,510	377,199
US Bancorp	9,662	510,250
		1,343,968
Beverages-Non-alcoholic — 1.5%
Coca-Cola Amatil, Ltd.	13,136	92,675
Coca-Cola Co.	22,677	1,047,450
Coca-Cola European Partners PLC	218	9,912
Grape King Bio, Ltd.	9,000	63,227
Keurig Dr Pepper, Inc.	1,745	40,432
PepsiCo, Inc.	11,508	1,286,594
		2,540,290
Brewery — 0.2%
Kirin Holdings Co., Ltd.	2,100	53,803
Molson Coors Brewing Co., Class B	4,172	256,578
		310,381
Building & Construction Products-Misc. — 0.1%
China National Building Material Co., Ltd.	42,000	37,288
Owens Corning	3,626	196,783
		234,071
Building & Construction-Misc. — 0.2%
China State Construction International Holdings, Ltd.	74,000	78,175
CIMIC Group, Ltd.	1,502	55,763
CTCI Corp.	47,000	75,580
HOCHTIEF AG	212	35,149
Taisei Corp.	3,300	150,449
		395,116

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.0%
West China Cement, Ltd.	184,000	$34,551
Building-Heavy Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	4,439	189,045
Vinci SA	2,318	220,742
		409,787
Building-Residential/Commercial — 0.4%
Berkeley Group Holdings PLC	846	40,568
Persimmon PLC	7,656	235,999
Taylor Wimpey PLC	95,960	214,878
Toll Brothers, Inc.	5,415	178,857
		670,302
Casino Hotels — 0.4%
Caesars Entertainment Corp.†	303	3,106
Crown Resorts, Ltd.	7,990	79,068
Galaxy Entertainment Group, Ltd.	31,000	196,612
Las Vegas Sands Corp.	5,509	326,849
MGM China Holdings, Ltd.	44,000	69,695
		675,330
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	1,617	33,242
Cellular Telecom — 0.2%
Advanced Info Service PCL	11,300	70,232
China Mobile, Ltd.	12,000	118,262
NTT DOCOMO, Inc.	5,600	150,572
		339,066
Chemicals-Diversified — 0.9%
Arkema SA	1,137	140,856
BASF SE	2,893	257,125
Celanese Corp., Series A	1,874	213,636
Covestro AG*	3,053	247,632
Evonik Industries AG	3,501	125,400
Huntsman Corp.	9,170	249,699
Mitsubishi Chemical Holdings Corp.	13,500	129,214
Mitsubishi Gas Chemical Co., Inc.	2,500	53,226
Sasol, Ltd.	3,324	128,701
		1,545,489
Chemicals-Fibers — 0.1%
Indorama Ventures PCL†	50,700	92,495
Chemicals-Plastics — 0.1%
Formosa Plastics Corp.	19,000	72,806
Mexichem SAB de CV	19,533	66,874
		139,680
Chemicals-Specialty — 0.2%
Cabot Corp.	1,141	71,563
Univar, Inc.†	1,660	50,896
W.R. Grace & Co.	2,096	149,780
		272,239
Commercial Services — 0.1%
CoreLogic, Inc.†	1,002	49,509
ServiceMaster Global Holdings, Inc.†	1,858	115,252
		164,761
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc.	3,715	$559,702
FleetCor Technologies, Inc.†	1,400	318,976
Total System Services, Inc.	2,624	259,094
		1,137,772
Communications Software — 0.0%
Avaya Holdings Corp.†	593	13,129
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	4,565	206,886
Synopsys, Inc.†	2,324	229,169
		436,055
Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	694	81,663
Fortinet, Inc.†	5,997	553,343
		635,006
Computer Services — 1.4%
Amdocs, Ltd.	2,781	183,490
Capgemini SE	1,267	159,462
Cognizant Technology Solutions Corp., Class A	6,640	512,276
Dell Technologies, Inc., Class V†	3,416	331,762
Fujitsu, Ltd.	100	7,125
Infosys, Ltd.	7,512	75,825
International Business Machines Corp.	5,068	766,332
Leidos Holdings, Inc.	1,492	103,187
NTT Data Corp.	16,100	222,895
		2,362,354
Computer Software — 0.0%
DuzonBizon Co, Ltd.	889	48,968
Computers — 1.6%
Apple, Inc.	9,779	2,207,512
HP, Inc.	19,669	506,870
		2,714,382
Computers-Memory Devices — 0.4%
NetApp, Inc.	7,256	623,218
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,275	162,538
Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	3,673	177,737
Packaging Corp. of America	2,461	269,947
Sealed Air Corp.	1,461	58,659
		506,343
Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	3,466	503,679
Kao Corp.	1,300	104,966
L'Oreal SA	708	170,734
LG Household & Health Care, Ltd.	53	60,967
Natura Cosmeticos SA	7,288	51,215
Pola Orbis Holdings, Inc.	2,200	80,356
Procter & Gamble Co.	3,318	276,157
		1,248,074

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.6%
Carnival Corp.	7,203	$459,335
Royal Caribbean Cruises, Ltd.	3,976	516,642
		975,977
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,685	222,336
Dun & Bradstreet Corp.	1,246	177,567
Fidelity National Information Services, Inc.	2,843	310,086
		709,989
Decision Support Software — 0.1%
MSCI, Inc.	1,044	185,216
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	6,172	232,931
Dialysis Centers — 0.2%
Fresenius Medical Care AG & Co. KGaA	2,522	259,377
Distribution/Wholesale — 0.3%
HD Supply Holdings, Inc.†	2,345	100,342
KAR Auction Services, Inc.	2,810	167,729
LKQ Corp.†	4,489	142,167
		410,238
Diversified Banking Institutions — 4.1%
Citigroup, Inc.	28,579	2,050,257
Goldman Sachs Group, Inc.	1,802	404,080
HSBC Holdings PLC	4,685	40,901
JPMorgan Chase & Co.	23,784	2,683,787
Lloyds Banking Group PLC	72,154	55,741
Macquarie Group, Ltd.	2,972	270,773
Mizuho Financial Group, Inc.	162,500	283,467
Morgan Stanley	15,149	705,489
Sumitomo Mitsui Financial Group, Inc.	7,800	314,828
		6,809,323
Diversified Financial Services — 0.1%
CTBC Financial Holding Co., Ltd.	78,000	58,756
Edelweiss Financial Services, Ltd.	14,338	38,075
Hana Financial Group, Inc.	2,184	87,715
		184,546
Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand PLC	4,638	474,467
Diversified Minerals — 0.2%
Anglo American PLC	9,876	221,791
BHP Billiton, Ltd.	3,296	82,507
		304,298
E-Commerce/Products — 1.3%
Alibaba Group Holding, Ltd. ADR†	2,472	407,287
Amazon.com, Inc.†	838	1,678,514
		2,085,801
E-Commerce/Services — 0.0%
Cafe24 Corp.†	405	54,621
Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,776	$219,637
Brother Industries, Ltd.	1,400	27,650
		247,287
Electric-Distribution — 0.1%
CenterPoint Energy, Inc.	8,296	229,384
Electric-Generation — 0.0%
Engie SA	5,031	73,979
Vistra Energy Corp. CVR†(1)	1,362	1,022
		75,001
Electric-Integrated — 1.4%
AES Corp.	12,888	180,432
Ameren Corp.	3,549	224,368
American Electric Power Co., Inc.	2,568	182,020
CLP Holdings, Ltd.	18,500	216,588
CMS Energy Corp.	5,274	258,426
Endesa SA	3,482	75,236
Enel SpA	49,618	254,171
Entergy Corp.	5,591	453,598
Evergy, Inc.	2,138	117,419
OGE Energy Corp.	3,793	137,761
Pinnacle West Capital Corp.	1,721	136,269
		2,236,288
Electric-Transmission — 0.0%
KEC International, Ltd.	9,253	37,847
Electronic Components-Misc. — 0.3%
Elite Material Co., Ltd.	12,000	33,800
Hoya Corp.	4,500	267,338
Jabil, Inc.	2,501	67,727
nVent Electric PLC	2,994	81,317
		450,182
Electronic Components-Semiconductors — 1.8%
MediaTek, Inc.	15,000	121,099
NVIDIA Corp.	7,181	2,018,005
Samsung Electronics Co., Ltd.	8,582	359,372
Samsung Electronics Co., Ltd. (Preference Shares)	2,287	78,037
Texas Instruments, Inc.	3,556	381,523
		2,958,036
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	6,955	490,605
Keysight Technologies, Inc.†	2,549	168,948
		659,553
Energy-Alternate Sources — 0.1%
Canvest Environmental Protection Group Co., Ltd.	159,000	82,665
China Everbright Greentech, Ltd.*	54,000	46,079
		128,744
Engineering/R&D Services — 0.0%
AECOM†	2,107	68,815
Engines-Internal Combustion — 0.3%
Cummins, Inc.	3,437	502,043

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service — 1.0%
Black Knight, Inc.†	1,936	$100,575
CA, Inc.	5,041	222,560
Oracle Corp.	26,190	1,350,357
		1,673,492
Entertainment Software — 0.0%
Nexon Co., Ltd.†	2,000	26,140
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	9,271	245,218
Santander Consumer USA Holdings, Inc.	4,859	97,374
		342,592
Finance-Commercial — 0.1%
Larsen & Toubro Infotech, Ltd.*	2,805	75,455
Finance-Credit Card — 0.4%
Discover Financial Services	5,216	398,763
Mastercard, Inc., Class A	1,509	335,919
		734,682
Finance-Investment Banker/Broker — 0.3%
Daiwa Securities Group, Inc.	5,300	32,242
E*TRADE Financial Corp.†	9,507	498,072
		530,314
Finance-Leasing Companies — 0.2%
Chailease Holding Co., Ltd.	21,660	75,906
ORIX Corp.	16,100	261,012
		336,918
Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	4,878	117,761
Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	6,355	75,116
Deutsche Boerse AG	288	38,588
Hong Kong Exchanges & Clearing, Ltd.	1,700	48,643
London Stock Exchange Group PLC	1,031	61,627
		223,974
Fisheries — 0.1%
Marine Harvest ASA	4,550	105,410
Food-Confectionery — 0.2%
Hershey Co.	3,189	325,278
Food-Flour & Grain — 0.1%
Gruma SAB de CV, Class B	9,003	114,455
Food-Meat Products — 0.0%
WH Group, Ltd.*	68,500	48,214
Food-Misc./Diversified — 0.9%
Associated British Foods PLC	4,176	124,645
Conagra Brands, Inc.	7,511	255,148
Ingredion, Inc.	1,226	128,681
Mondelez International, Inc., Class A	16,550	710,988
Nestle SA	2,228	185,750
Pinnacle Foods, Inc.	2,411	156,257
		1,561,469
Security Description	Shares	Value (Note 2)
Food-Retail — 0.5%
Dino Polska SA†*	2,627	$70,969
J Sainsbury PLC	49,172	206,244
Koninklijke Ahold Delhaize NV	11,030	252,926
WM Morrison Supermarkets PLC	7,076	23,924
Woolworths Group, Ltd.	9,439	191,590
		745,653
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	8,294	607,535
Funeral Services & Related Items — 0.0%
Fu Shou Yuan International Group, Ltd.	44,000	34,342
Gas-Distribution — 0.2%
Atmos Energy Corp.	965	90,623
UGI Corp.	3,935	218,314
		308,937
Gold Mining — 0.2%
Newmont Mining Corp.	8,100	244,620
Royal Gold, Inc.	802	61,802
		306,422
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	10	69
Hotels/Motels — 0.5%
Extended Stay America, Inc.	5,535	111,973
Hilton Worldwide Holdings, Inc.	4,564	368,680
Hyatt Hotels Corp., Class A	1,439	114,530
Wyndham Worldwide Corp.†	6,635	287,694
		882,877
Human Resources — 0.1%
ManpowerGroup, Inc.	1,783	153,267
Randstad NV	1,099	58,670
		211,937
Import/Export — 0.4%
ITOCHU Corp.	13,000	237,986
Marubeni Corp.	25,500	233,410
Mitsui & Co., Ltd.	13,000	231,178
		702,574
Independent Power Producers — 0.2%
NRG Energy, Inc.	10,206	381,704
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	2,003	375,603
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,845	308,207
Instruments-Controls — 0.5%
Honeywell International, Inc.	4,636	771,430
Instruments-Scientific — 0.0%
Waters Corp.†	357	69,501
Insurance-Life/Health — 1.1%
AIA Group, Ltd.	16,600	148,223
Athene Holding, Ltd., Class A†	2,595	134,058
Aviva PLC	41,600	265,414
Cathay Financial Holding Co., Ltd.	48,000	82,533

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Discovery, Ltd.	5,416	$65,109
Legal & General Group PLC	76,805	262,482
Lincoln National Corp.	3,433	232,277
Principal Financial Group, Inc.	2,898	169,794
Prudential Financial, Inc.	5,184	525,243
		1,885,133
Insurance-Multi-line — 1.1%
Aegon NV	2,903	18,835
Allianz SE	1,701	379,190
American Financial Group, Inc.	819	90,884
Assurant, Inc.	1,675	180,816
Hartford Financial Services Group, Inc.	6,696	334,532
Loews Corp.	4,897	245,976
MetLife, Inc.	9,450	441,504
Ping An Insurance Group Co. of China, Ltd.	18,500	187,875
		1,879,612
Insurance-Property/Casualty — 0.1%
DB Insurance Co., Ltd.	1,247	81,841
Hyundai Marine & Fire Insurance Co., Ltd.	1,550	58,618
		140,459
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	947	54,651
Muenchener Rueckversicherungs- Gesellschaft AG	524	116,051
RenaissanceRe Holdings, Ltd.	573	76,541
		247,243
Internet Application Software — 0.2%
Tencent Holdings, Ltd.	8,200	338,544
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	6,383	1,049,748
Internet Content-Information/News — 0.1%
Naspers, Ltd., Class N	593	127,968
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,914	381,690
Internet Security — 0.3%
Palo Alto Networks, Inc.†	2,431	547,607
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,013	444,900
Partners Group Holding AG	271	214,972
Schroders PLC	486	19,605
		679,477
Machine Tools & Related Products — 0.2%
Sandvik AB	15,085	267,756
Machinery-Electrical — 0.2%
BWX Technologies, Inc.	1,902	118,951
Hitachi, Ltd.	8,200	278,578
		397,529
Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.0%
Gardner Denver Holdings, Inc.†	2,297	$65,097
Medical Instruments — 0.3%
Boston Scientific Corp.†	13,451	517,863
Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	1,122	150,954
Fleury SA	7,817	41,228
		192,182
Medical Products — 0.7%
ABIOMED, Inc.†	1,227	551,843
Baxter International, Inc.	6,359	490,215
Coloplast A/S, Class B	126	12,885
Hill-Rom Holdings, Inc.	679	64,098
Koninklijke Philips NV	383	17,447
Siemens Healthineers AG†*	1,178	51,802
		1,188,290
Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	3,870	802,212
Biogen, Inc.†	814	287,595
Celgene Corp.†	2,314	207,080
Concordia International Corp.†	53	1,066
Gilead Sciences, Inc.	5,849	451,601
Vertex Pharmaceuticals, Inc.†	1,275	245,744
		1,995,298
Medical-Drugs — 4.5%
AbbVie, Inc.	4,644	439,230
Allergan PLC	751	143,050
Astellas Pharma, Inc.	15,900	277,361
Aurobindo Pharma, Ltd.	4,527	46,400
Bristol-Myers Squibb Co.	13,072	811,510
China Traditional Chinese Medicine Holdings Co., Ltd.	102,000	69,317
Eli Lilly & Co.	8,286	889,171
GlaxoSmithKline PLC	18,987	380,322
Ipsen SA	440	73,973
Johnson & Johnson	8,330	1,150,956
Merck & Co., Inc.	12,858	912,147
Novartis AG	6,002	516,170
Pfizer, Inc.	11,221	494,509
Roche Holding AG	2,015	488,146
Shionogi & Co., Ltd.	3,700	241,760
Taisho Pharmaceutical Holdings Co., Ltd.	100	12,225
UCB SA	1,910	171,643
Zoetis, Inc.	3,161	289,421
		7,407,311
Medical-HMO — 1.8%
Anthem, Inc.	3,645	998,912
Centene Corp.†	2,747	397,711
Cigna Corp.	3,291	685,351
Humana, Inc.	1,874	634,386
WellCare Health Plans, Inc.†	1,017	325,938
		3,042,298

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.0%
Bangkok Chain Hospital PCL	82,300	$52,933
Medical-Wholesale Drug Distribution — 0.4%
Alfresa Holdings Corp.	3,200	85,619
McKesson Corp.	3,712	492,397
Medipal Holdings Corp.	2,700	56,343
		634,359
Metal Processors & Fabrication — 0.1%
SKF AB, Class B	5,796	114,356
Skipper, Ltd.	21,912	30,092
		144,448
Metal-Diversified — 0.2%
Boliden AB	1,410	39,330
Rio Tinto PLC	6,376	322,447
South32, Ltd.	6,595	18,687
		380,464
Metal-Iron — 0.1%
Vale SA ADR	6,915	102,619
Multimedia — 0.8%
Pearson PLC	10,693	124,041
Twenty-First Century Fox, Inc., Class B	4,855	222,456
Walt Disney Co.	7,739	904,999
		1,251,496
Networking Products — 1.3%
Cisco Systems, Inc.	44,372	2,158,698
Non-Hazardous Waste Disposal — 0.5%
China Water Affairs Group, Ltd.	98,000	109,788
Republic Services, Inc.	2,412	175,256
Sunny Friend Environmental Technology Co., Ltd.	12,000	87,643
Waste Management, Inc.	4,048	365,777
		738,464
Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	796	140,757
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,032	220,167
Oil Companies-Exploration & Production — 1.3%
CNOOC, Ltd.	80,000	158,399
ConocoPhillips	13,301	1,029,497
Geopark, Ltd.†	3,957	80,723
Halcon Resources Corp.†	729	3,259
MWO Holdings LLC†(1)(2)(3)	10	810
Occidental Petroleum Corp.	10,591	870,262
SandRidge Energy, Inc.†	323	3,511
		2,146,461
Oil Companies-Integrated — 1.2%
Eni SpA	16,100	304,358
Equinor ASA†	10,243	288,836
Lukoil PJSC ADR	2,488	190,830
OMV AG	2,039	114,558
Petroleo Brasileiro SA ADR	5,598	67,568
Repsol SA	13,648	271,997
Security Description	Shares	Value (Note 2)
Oil Companies-Integrated (continued)
Royal Dutch Shell PLC, Class B	6,429	$225,326
TOTAL SA	7,324	474,837
		1,938,310
Oil Field Machinery & Equipment — 0.0%
Hilong Holding, Ltd.	255,000	35,180
Oil Refining & Marketing — 0.9%
Motor Oil Hellas Corinth Refineries SA	3,156	82,446
PBF Energy, Inc., Class A	4,851	242,113
Valero Energy Corp.	10,617	1,207,684
		1,532,243
Oil-Field Services — 0.4%
Halliburton Co.	16,538	670,285
Paper & Related Products — 0.2%
Domtar Corp.	1,678	87,541
Suzano Papel e Celulose SA	4,150	49,407
UPM-Kymmene Oyj	2,962	116,239
		253,187
Petrochemicals — 0.1%
Petronas Chemicals Group Bhd	34,400	77,802
Photo Equipment & Supplies — 0.0%
Sunny Optical Technology Group Co., Ltd.	4,800	55,368
Pipelines — 0.8%
Kinder Morgan, Inc.	28,761	509,933
ONEOK, Inc.	3,874	262,618
Williams Cos., Inc.	18,904	514,000
		1,286,551
Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	1,200	27,904
Private Equity — 0.1%
3i Group PLC	11,467	140,673
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	366	115,407
Publishing-Newspapers — 0.1%
News Corp., Class A	5,780	76,238
Publishing-Periodicals — 0.0%
Wolters Kluwer NV	582	36,273
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,789	77,714
Real Estate Investment Trusts — 1.9%
AGNC Investment Corp.	2,410	44,898
American Homes 4 Rent, Class A	4,801	105,094
Apartment Investment & Management Co., Class A	2,193	96,777
Apple Hospitality REIT, Inc.	3,409	59,623
Brandywine Realty Trust	3,896	61,245
Brixmor Property Group, Inc.	8,164	142,952
Douglas Emmett, Inc.	1,661	62,653
Duke Realty Corp.	5,095	144,545
Empire State Realty Trust, Inc., Class A	2,649	44,000
Equity LifeStyle Properties, Inc.	794	76,581

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Equity Residential	4,671	$309,500
Gaming and Leisure Properties, Inc.	2,080	73,320
HCP, Inc.	7,889	207,638
Highwoods Properties, Inc.	1,869	88,329
Hudson Pacific Properties, Inc.	2,055	67,240
Liberty Property Trust	2,035	85,979
Life Storage, Inc.	680	64,709
New Residential Investment Corp.	4,519	80,529
OUTFRONT Media, Inc.	2,287	45,626
Paramount Group, Inc.	3,602	54,354
Park Hotels & Resorts, Inc.	4,341	142,472
Rayonier, Inc.	1,629	55,077
Scentre Group	14,101	40,466
Senior Housing Properties Trust	3,119	54,770
SL Green Realty Corp.	2,041	199,059
Spirit Realty Capital, Inc.	16,349	131,773
Starwood Property Trust, Inc.	4,112	88,490
Stockland	4,433	13,298
Sun Communities, Inc.	849	86,207
Vornado Realty Trust	2,554	186,442
Weyerhaeuser Co.	7,678	247,769
WP Carey, Inc.	682	43,859
		3,205,274
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,953	174,327
Jones Lang LaSalle, Inc.	749	108,096
		282,423
Real Estate Operations & Development — 0.3%
CK Asset Holdings, Ltd.	34,500	258,915
Henderson Land Development Co., Ltd.	12,000	60,319
Kerry Properties, Ltd.	9,500	32,219
Nomura Real Estate Holdings, Inc.	2,100	42,399
Sun Hung Kai Properties, Ltd.	6,000	87,375
Swire Properties, Ltd.	5,000	18,938
		500,165
Rental Auto/Equipment — 0.1%
Ashtead Group PLC	3,332	105,837
Localiza Rent a Car SA	11,268	63,475
		169,312
Retail-Apparel/Shoe — 0.8%
ABC-Mart, Inc.	1,100	61,186
Lululemon Athletica, Inc.†	3,747	608,850
Next PLC	275	19,693
Ross Stores, Inc.	6,604	654,456
Tapestry, Inc.	989	49,717
		1,393,902
Retail-Building Products — 1.2%
Home Depot, Inc.	9,220	1,909,923
Retail-Consumer Electronics — 0.0%
Erajaya Swasembada Tbk PT	258,500	41,633
Security Description	Shares	Value (Note 2)
Retail-Discount — 0.2%
Dollar General Corp.	2,120	$231,716
Dollar Tree, Inc.†	1,660	135,373
		367,089
Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	9,518	693,862
Retail-Hypermarkets — 0.0%
Wal-Mart de Mexico SAB de CV	22,936	69,578
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	2,640	174,055
Tiffany & Co.	3,736	481,832
		655,887
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.	5,040	45,889
Schools — 0.0%
New Oriental Education & Technology Group, Inc. ADR†	793	58,690
Semiconductor Components-Integrated Circuits — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	29,039	249,656
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	5,720	221,078
KLA-Tencor Corp.	3,603	366,461
		587,539
Steel-Producers — 0.3%
ArcelorMittal	8,769	272,858
BlueScope Steel, Ltd.	16,473	202,189
China Oriental Group Co., Ltd.	52,000	41,981
		517,028
Telecom Services — 0.1%
Megacable Holdings SA de CV	14,710	75,861
Telecommunication Equipment — 0.0%
ARRIS International PLC†	2,426	63,052
Telephone-Integrated — 1.6%
BT Group PLC	7,029	20,641
KDDI Corp.	11,200	309,425
Nippon Telegraph & Telephone Corp.	5,800	261,975
Swisscom AG	126	57,184
Verizon Communications, Inc.	38,300	2,044,837
		2,694,062
Television — 0.1%
ProSiebenSat.1 Media SE	5,433	141,110
RTL Group SA	495	35,316
		176,426
Tobacco — 0.3%
Imperial Brands PLC	7,926	275,934
Swedish Match AB	2,823	144,527
		420,461
Transactional Software — 0.2%
Amadeus IT Group SA	3,081	286,247

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail — 0.4%
Central Japan Railway Co.	1,300	$270,709
Kansas City Southern	2,260	256,013
Kyushu Railway Co.	1,700	51,769
		578,491
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	2,628	193,237
Travel Services — 0.1%
TUI AG	8,485	162,904
Vitamins & Nutrition Products — 0.0%
TCI Co, Ltd.	3,000	48,243
Water Treatment Systems — 0.1%
Clean TeQ Holdings, Ltd.†	141,873	55,891
Pentair PLC	3,454	149,731
		205,622
Web Portals/ISP — 2.4%
Alphabet, Inc., Class A†	3,253	3,926,631
Yandex NV, Class A†	1,781	58,577
		3,985,208
Wire & Cable Products — 0.0%
KEI Industries, Ltd.	11,707	57,832
Total Common Stocks (cost $109,730,957)		123,963,979
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	14,135
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 8.10% (3 ML+5.79%) (cost $14,579)	580	15,254
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(4)	$9,000	8,820
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	89,411
		98,231
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	63,897
Bank of America Corp. Series Z 6.50% due 10/23/2024(4)	5,000	5,398
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	11,385
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(4)	$52,000	$53,170
		133,850
Electric-Integrated — 0.0%
NextEra Energy Capital Holdings, Inc. 4.80% due 12/01/2077	25,000	23,563
WEC Energy Group, Inc. FRS 4.43% (3 ML+2.11%) due 05/15/2067	50,000	48,435
		71,998
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	36,815
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	47,700
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 5.24% (3 ML+2.91%) due 03/07/2067*	10,000	9,750
Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(4)	70,000	67,025
TransCanada Trust 5.30% due 03/15/2077	40,000	38,050
		105,075
Total Preferred Securities/Capital Securities (cost $490,381)		503,419
ASSET BACKED SECURITIES — 1.4%
Diversified Financial Services — 1.4%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 2.79% (12 MTA+0.94%) due 06/25/2046(5)	12,639	11,748
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(3)(6)(7)(8)	245,509	2
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.58% due 11/10/2041*(3)(6)(7)(8)	25,976	94
Capmark Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.51% due 07/15/2029(6)(7)(8)	21,461	318
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.56% due 08/10/2049(6)(7)(8)	287,464	23,687
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.97% due 09/10/2045*(3)(6)(7)(8)	247,005	13,287
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(8)	50,000	50,493

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(7)(8)	$68,000	$67,787
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.26% due 11/10/2046(7)(8)	44,000	45,434
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 4.01% due 05/25/2035(5)(7)	25,652	26,289
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.64% due 12/10/2046*(3)(6)(7)(8)	174,669	6
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.11% due 12/10/2047(6)(7)(8)	420,293	17,202
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.24% due 05/10/2047(6)(7)(8)	345,513	13,548
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.27% due 08/10/2050(6)(7)(8)	510,078	18,451
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.28% due 11/10/2047(3)(6)(7)(8)	296,233	13,866
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.31% due 07/15/2047(6)(7)(8)	115,310	4,443
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.34% due 08/10/2047(6)(7)(8)	956,919	40,530
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.34% due 08/10/2047(6)(7)(8)	340,479	15,542
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.38% due 08/10/2046(6)(7)(8)	293,186	12,438
Commercial Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(8)	59,000	58,181
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.61% due 12/10/2047(7)(8)	39,000	37,694
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(7)(8)	12,000	12,533
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.31% due 07/10/2046*(3)(7)(8)	41,000	41,778
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.22% due 05/15/2038*(3)(6)(7)(8)	10,536	21
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.80% due 02/15/2040*(3)(6)(7)(8)	100,099	503
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.89% due 09/15/2039*(3)(6)(7)(8)	$3,183	$0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.44% due 04/15/2050(7)(8)	66,000	64,873
CSMC Trust VRS Series 2016-NXSR, Class C 4.51% due 12/15/2049(7)(8)	37,000	36,260
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.52% due 08/10/2044*(7)(8)	100,000	102,761
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 1.18% due 05/10/2043*(3)(6)(7)(8)	11,183	1
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 1.00% due 05/10/2050(6)(7)(8)	401,541	15,341
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.67% due 02/10/2046(6)(7)(8)	800,401	43,301
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(8)	33,000	32,305
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.85% due 06/10/2047(7)(8)	68,000	67,701
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.40% due 09/12/2037*(3)(6)(7)(8)	118,433	158
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(8)	22,000	21,497
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(7)(8)	69,000	67,487
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(8)	19,000	19,260
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.31% due 05/15/2045(7)(8)	57,000	55,746
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.96% due 01/15/2047(6)(7)(8)	808,547	27,340
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.71% due 09/15/2047(7)(8)	19,000	18,407

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(7)(8)	$38,000	$39,567
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, ClassC 5.26% due 11/15/2045(7)(8)	55,000	57,143
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.54% due 11/15/2040*(3)(6)(7)(8)	72,338	199
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(7)(8)	17,492	17,784
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.54% due 02/25/2035(5)(7)	11,188	11,591
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)(8)	39,047	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.64% due 07/15/2045*(3)(6)(7)(8)	6,514	196
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 7.14% due 05/15/2044*(3)(6)(7)(8)	755	109
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.35% due 08/15/2047(6)(7)(8)	154,141	6,062
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.70% due 12/15/2048(7)(8)	19,000	18,576
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C7, Class C 4.25% due 02/15/2046(7)(8)	68,000	66,942
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C18, Class C 4.49% due 10/15/2047(7)(8)	63,000	62,029
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.61% due 08/15/2047(7)(8)	85,000	83,710
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.91% due 10/15/2046(7)(8)	55,000	55,068
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series C3, Class D 5.33% due 07/15/2049*(7)(8)	$43,000	$44,166
Towd Point Asset Trust FRS Series SL1, Class A 2.82% (1 ML+0.60%) due 01/25/2046*(3)	91,448	90,980
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.21% due 08/10/2049*(7)(8)	25,000	25,291
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC zero coupon due 04/15/2042*(3)(6)(7)(8)	31,448	2
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005, Class AR19 2.57% (1 ML+0.35%) due 12/25/2045(5)	11,921	11,865
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 3.14% (1 ML+0.92%) due 10/25/2044(5)	35,557	35,732
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(8)	29,000	26,876
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.36% due 03/15/2045*(6)(7)(8)	244,311	10,170
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.72% due 12/15/2045*(6)(7)(8)	180,705	9,558
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.05% due 11/15/2045*(6)(7)(8)	119,326	7,415
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(8)	23,000	22,610
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(8)	47,000	46,483
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(8)	18,000	17,950
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(7)(8)	24,000	24,575

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(7)(8)	$67,000	$68,607
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.53% due 12/15/2045(7)(8)	18,000	17,775
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class C15 4.62% due 08/15/2046(7)(8)	56,000	55,809
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(7)(8)	20,000	20,780
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.94% due 11/15/2045*(7)(8)	51,000	49,421
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.98% due 06/15/2045*(7)(8)	55,000	50,904
WF-RBS Commercial Mtg. Trust VRS Series 2013-C17, Class C 5.23% due 12/15/2046(7)(8)	59,000	60,392
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.86% due 03/15/2044*(7)(8)	34,000	30,620
Total Asset Backed Securities (cost $3,037,523)		2,245,271
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026 (cost $9,288)	10,000	9,538
U.S. CORPORATE BONDS & NOTES — 5.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	61,000	61,091
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	15,000	14,247
		75,338
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	2,022
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,100
		12,122
Security Description	Principal Amount(18)	Value (Note 2)
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	$45,000	$42,314
Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	4,810
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	25,000	25,250
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,073
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,094
		38,227
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*(3)	50,000	49,665
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	15,000	13,275
		62,940
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,327	1,386
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	7,093	7,421
		8,807
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	9,719
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	18,441
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	60,000	59,487
		77,928
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.40% due 08/13/2021*(3)	15,000	14,993
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*(3)	65,000	64,959

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	$8,000	$7,517
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	8,754
		96,223
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	18,875
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	25,000	26,000
		44,875
Auto-Truck Trailers — 0.0%
Wabash National Corp. Company Guar. Notes 5.50% due 10/01/2025*	20,000	19,100
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	16,640
Lear Corp. Senior Notes 3.80% due 09/15/2027	43,000	39,921
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	10,000	9,388
		65,949
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,040
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	16,322
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	18,000	18,360
		36,722
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	9,700
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	14,550
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	15,000
		39,250
Security Description	Principal Amount(18)	Value (Note 2)
Batteries/Battery Systems — 0.0%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*(3)	$5,000	$5,169
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028*(3)	56,000	56,273
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	17,491
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	53,000	53,600
		71,091
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	28,000	28,490
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	10,025
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019†(9)(10)	21,000	15,803
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	15,000	14,681
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,025
		83,024
Building & Construction Products-Misc. — 0.1%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	10,000	9,550
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	24,156
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	25,000	24,031
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,056
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	25,000	24,938
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	50,000	47,062
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	19,975

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	$15,000	$15,165
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	10,000	10,188
		180,121
Building & Construction-Misc. — 0.0%
Pisces Midco, Inc. Company Guar. Notes 8.00% due 04/15/2026*	15,000	15,112
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	15,000	14,662
Weekley Homes LLC/ Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,643
		40,417
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	20,000	20,234
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	4,613
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,556
		9,169
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	30,000	30,591
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	20,558
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	9,925
		30,483
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,595
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,039
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,619
Security Description	Principal Amount(18)	Value (Note 2)
Building-Residential/Commercial (continued)
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	$10,000	$9,950
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	21,525
TRI Pointe Group Inc./ TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	10,000	9,925
		92,653
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,323
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	15,000	15,023
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	19,775
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	20,000	20,050
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	35,000	35,569
Cequel Communications Holdings I LLC/ Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	20,000	20,095
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,185
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	20,845
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	30,100
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,189

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	$55,000	$51,925
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	24,028
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,067
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	23,486
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	51,000	49,852
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,484
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	25,000	22,406
		385,402
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	5,037
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,144
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,505
Jack Ohio Finance LLC/ Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,700
Jack Ohio Finance LLC/ Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	27,505
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	15,900
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,025
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	15,225
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,447
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	25,000	23,219
		153,707
Security Description	Principal Amount(18)	Value (Note 2)
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	$5,000	$5,262
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	19,950
		25,212
Cellular Telecom — 0.1%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,270
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	8,000	8,050
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	15,000	15,562
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,920
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	46,386
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	4,978
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	4,772
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	10,000	9,413
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	20,000	19,925
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,140
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	25,000	26,045
		163,461
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	19,361
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	31,000	29,154
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	14,000	12,437
		60,952

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	$10,000	$9,643
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	5,000	5,223
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,605
Cornerstone Chemical Co. Senior Sec. Notes 6.75% due 08/15/2024*	10,000	10,015
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	34,431
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,245
Ingevity Corp. Senior Notes 4.50% due 02/01/2026*	20,000	19,069
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	15,000	15,133
Kraton Polymers LLC/ Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,275
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	15,000	14,888
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*	10,000	9,625
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	10,000	10,525
		163,677
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	20,000	20,050
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	33,307
Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	47,894
Nielsen Finance LLC/ Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	25,000	24,375
Security Description	Principal Amount(18)	Value (Note 2)
Commercial Services (continued)
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	$15,000	$15,113
		87,382
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	10,000	10,033
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*(3)	15,000	15,056
		25,089
Computer Services — 0.0%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*(3)	25,000	25,362
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	30,000	29,178
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	29,113
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	55,000	57,840
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,150
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	35,000	37,544
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	9,958
		139,605
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	50,000	48,354
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,035
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,100

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	$5,000	$5,100
		15,200
Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	15,000	14,756
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	35,000	34,122
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	10,875
		59,753
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,750
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	15,075
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	6,098
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	5,000	4,775
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	10,000	9,550
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*(3)	10,000	9,875
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,291
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	25,972
		77,386
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	25,049
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,153
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	25,000	25,406
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	15,000	15,619
Security Description	Principal Amount(18)	Value (Note 2)
Data Processing/Management (continued)
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	$65,000	$65,136
		141,363
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	16,609
Disposable Medical Products — 0.0%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,300
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	5,000	5,106
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	5,013
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,362
		20,481
Diversified Banking Institutions — 0.2%
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	10,000	9,522
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	103,787
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	58,211
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	75,000	73,902
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,826
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	77,640
		333,888
Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 9.38% due 05/15/2020*	15,000	14,700
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	28,745

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	$30,000	$29,552
		58,297
E-Commerce/Services — 0.0%
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	10,000	9,951
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	15,000	15,150
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	29,028
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	13,000	12,244
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*(3)	15,000	15,169
		27,413
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	5,013
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	6,052
AES Corp. Senior Notes 5.13% due 09/01/2027	20,000	20,200
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,750
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,039
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	30,264
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,176
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,794
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	4,000	3,891
Security Description	Principal Amount(18)	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	$6,000	$6,104
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	38,206
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	9,699
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	18,910
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(3)	11,000	39
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	25,798
		233,935
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	20,435
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	43,306
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*(3)	40,000	39,752
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026*(3)	5,000	5,087
		88,145
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	20,000	19,200
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	31,725
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/ Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(10)	25,000	25,219
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,096
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,271

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.65% due 07/15/2026	$17,000	$15,778
Oracle Corp. Senior Notes 3.25% due 11/15/2027	13,000	12,509
		80,873
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	30,975
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	14,140
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	14,840
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	36,000	43,605
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	6,000	6,052
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,238
		114,850
Finance-Commercial — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	11,400
Finance-Consumer Loans — 0.0%
TMX Finance LLC/ TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	10,000
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,113
Finance-Investment Banker/Broker — 0.0%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	24,000	25,420
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,375
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	20,000	19,525
		60,320
Security Description	Principal Amount(18)	Value (Note 2)
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	$15,000	$13,852
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	50,000	49,277
		63,129
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*(3)	10,000	10,473
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*(3)	5,000	5,237
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,030
		40,740
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,125
Tempo Acquisition LLC/ Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	15,000	14,587
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	19,300
		39,012
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	15,000	14,115
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	60,000	52,992
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	48,000	47,040
		100,032
Food-Retail — 0.0%
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	7,450
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,813

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	$10,000	$10,225
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	14,397
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,175
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,395
		63,192
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	20,000	19,050
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,307
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	40,000	42,350
		66,707
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	30,000	28,425
Home Decoration Products — 0.0%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	30,000	28,533
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*	5,000	5,502
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	10,000	10,250
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*	5,000	4,869
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	4,839
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	55,000	54,215
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*(3)	10,000	9,912
Security Description	Principal Amount(18)	Value (Note 2)
Hotels/Motels (continued)
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	$5,000	$4,713
		88,798
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	9,263
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	17,700
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,023
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(9)(10)	20,000	13,500
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*	10,000	10,100
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	15,000	15,750
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,850
Vistra Energy Corp. Company Guar. Notes 7.63% due 11/01/2024	10,000	10,762
Vistra Energy Corp. Company Guar. Notes 8.13% due 01/30/2026*	10,000	11,012
		101,960
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,350
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	20,026
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	9,975
		40,351
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	25,000	25,562
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	23,847
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	19,686
		69,095

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	$25,000	$30,792
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	69,108
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	25,268
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028*	10,000	9,400
Netflix, Inc. Senior Notes 5.88% due 11/15/2028*	10,000	9,963
		19,363
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	35,000	34,620
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,450
		50,070
Machinery-Electrical — 0.0%
Cortes NP Acquisition Corp.. Senior Notes 9.25% due 10/15/2024*	10,000	10,400
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(3)(11)	5,000	5,113
		15,513
Machinery-General Industrial — 0.0%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	15,000	14,287
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*(3)	15,000	15,244
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,125
		39,656
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,550
Security Description	Principal Amount(18)	Value (Note 2)
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	$31,000	$29,643
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	36,000	35,607
		65,250
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	10,863
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	22,754
		33,617
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	3,871
Bausch Health Cos., Inc. Company Guar. Notes 8.50% due 01/31/2027*	10,000	10,500
Bausch Health Cos., Inc. Company Guar. Notes 9.25% due 04/01/2026*	10,000	10,788
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	25,000	22,000
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	35,000	34,640
		81,799
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,169
Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	5,119
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,750
Halfmoon Parent, Inc. Senior Sec. Notes 3.75% due 07/15/2023*(3)	98,000	97,700
Molina Healthcare, Inc. Company Guar. Notes 4.88% due 06/15/2025*	5,000	4,913
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,162
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	65,000	65,160
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,081

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellCare Health Plans, Inc. Senior Notes 5.38% due 08/15/2026*(3)	$5,000	$5,088
		224,142
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	35,000	33,239
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	25,000	14,008
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*(3)	22,000	18,290
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,125
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	30,862
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	30,000	30,413
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	24,000	24,972
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,285
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,460
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	5,000	5,269
		179,923
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	35,000	31,412
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	25,000	24,425
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,238
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	10,000	10,250
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	10,862
		55,775
Security Description	Principal Amount(18)	Value (Note 2)
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	$5,000	$4,550
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	15,975
		20,525
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	15,367
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	34,209
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	10,875
		60,451
Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	23,654
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	15,314
		38,968
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,000
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	5,000	4,963
		14,963
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	45,000	44,724
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	20,000	19,200
		63,924
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	15,000	14,380
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	30,000	28,500
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	6,093

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	$11,000	$11,141
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,119
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*(3)	5,000	4,981
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	10,000	11,250
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	9,550
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	8,595
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	40,000	41,250
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	5,000	5,100
Comstock Escrow Corp. Senior Notes 9.75% due 08/15/2026*(3)	15,000	14,967
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	41,043
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	9,807
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	10,176
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	20,000	19,749
Covey Park Energy LLC/ Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	20,000	20,275
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	10,000	9,750
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	9,750
Denbury Resources, Inc. Sec. Notes 7.50% due 02/15/2024*(3)	10,000	10,300
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	12,000	12,975
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024	$5,000	$5,006
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	25,000	25,500
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	5,000	5,000
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	20,000	20,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	10,000	10,237
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	10,000	10,075
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	5,000	3,825
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	5,000	4,963
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 9.38% due 05/01/2024*(3)	13,000	10,725
EQT Corp. Senior Notes 3.90% due 10/01/2027	30,000	28,110
Hess Infrastructure Partners LP/ Hess Infrastructure Partners Finance Corp. Senior Notes 5.63% due 02/15/2026*	25,000	25,250
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	20,000	19,350
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	15,000	14,925
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	15,000	15,544
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	15,000	15,694
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	10,000	10,175
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	15,262

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	$5,000	$5,088
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	15,000	15,431
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,737
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	4,120
SM Energy Co. Senior Notes 6.63% due 01/15/2027	5,000	5,169
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	5,194
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026	15,000	15,600
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	10,125
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	4,000	4,145
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	11,350
		615,971
Oil-Field Services — 0.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	20,000	20,549
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(2)(3)	20,000	2
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	5,000	5,070
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	20,000	20,400
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(2)(3)	5,000	1
USA Compression Partners LP/ USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	10,000	10,325
Weatherford International LLC Company Guar. Notes 9.88% due 03/01/2025*	5,000	4,825
		61,172
Security Description	Principal Amount(18)	Value (Note 2)
Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	$10,000	$13,145
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	6,917
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	4,900
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	10,226
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	4,000	4,180
		39,368
Pharmacy Services — 0.1%
BioScrip, Inc. Company Guar. Notes 8.88% due 02/15/2021	15,000	14,212
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,072
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	19,000	18,909
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	6,000	6,137
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	62,307	72,383
		113,713
Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	40,000	40,150
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	25,000	26,281
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,000	5,094
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*(3)	10,000	10,700
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	37,874
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	5,000	5,189
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	57,000	59,993

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	$9,000	$9,122
Energy Transfer Partners LP Company Guar. Notes 5.20% due 02/01/2022	15,000	15,575
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	6,000	6,589
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	14,120
Holly Energy Partners LP/ Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	20,000	20,450
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,106
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	30,326
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	33,953
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	35,000	35,952
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	10,000	10,088
Targa Resources Partners LP/ Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028*	50,000	48,625
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	5,000	4,968
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	51,000	51,452
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	12,050
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	5,000	6,662
		489,319
Private Equity — 0.0%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,175
Security Description	Principal Amount(18)	Value (Note 2)
Private Equity (continued)
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	$11,000	$11,200
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,125
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,237
		40,737
Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026*	20,000	20,500
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	18,525
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	10,162
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,155
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	9,647
		29,964
Radio — 0.1%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	25,000	24,024
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	60,000	57,733
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,326
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	4,625
		95,708
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	23,284
American Tower Corp. Senior Notes 3.55% due 07/15/2027	20,000	18,689
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	24,428

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	$20,000	$18,967
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	4,740
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,350
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	50,000	49,959
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	10,000	10,000
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	20,000	19,350
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	18,000	16,505
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,738
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*(3)	10,000	9,400
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	15,000	13,762
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*(3)	5,000	4,638
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	4,925
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,037
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	5,000	4,576
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,125
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,571
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	14,364
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,083
Security Description	Principal Amount(18)	Value (Note 2)
Real Estate Investment Trusts (continued)
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	$20,000	$25,295
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,295
		364,081
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	17,336
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,509
		30,845
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	25,000	24,750
WeWork Cos., Inc. Company Guar. Notes 7.88% due 05/01/2025*	20,000	19,383
		44,133
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	14,884
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	42,637
		57,521
Research & Development — 0.0%
Jaguar Holding Co. II/ Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,075
Resorts/Theme Parks — 0.0%
Boyne USA, Inc. Sec. Notes 7.25% due 05/01/2025*	5,000	5,287
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	19,500
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	20,000	19,800
		44,587
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,077
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,800

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Automobile (continued)
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	$15,000	$14,583
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,263
		41,723
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	9,212
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	10,000	10,350
		19,562
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,763
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	20,000	17,925
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	18,979
		36,904
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	14,845
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	6,569
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(12)	5,485	3,616
		10,185
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	5,000	3,594
Retail-Regional Department Stores — 0.0%
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	5,000	4,075
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	20,000	18,100
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	20,000	20,288
Security Description	Principal Amount(18)	Value (Note 2)
Retail-Restaurants (continued)
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	$15,000	$15,724
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	9,613
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	9,919
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	9,962
		83,606
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	14,000	14,088
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	14,191
Specified Purpose Acquisitions — 0.0%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	10,000	9,475
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	15,844
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	5,000	4,762
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	4,975
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,315
		40,896
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	10,163
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,350
		15,513

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.0%
Aveta, Inc. Escrow Notes 7.00% due 04/01/2019†(2)(3)	$31,000	$0
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	15,000	14,437
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	25,000	25,750
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	20,000	19,900
		60,087
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*(3)	50,000	48,541
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,568
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	15,000	14,175
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	8,900
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	5,000	3,899
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	25,000	25,125
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	5,000	5,023
Windstream Services LLC/ Windstream Finance Corp. Sec. Notes 9.00% due 06/30/2025*(3)	11,000	8,497
		118,728
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	18,000	16,105
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	6,000	5,881
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	19,837
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	5,000	4,956
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	29,362
Security Description	Principal Amount(18)	Value (Note 2)
Television (continued)
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	$10,000	$10,175
		86,316
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,575
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 02/15/2022	6,000	6,045
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	10,000	9,575
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	5,000	4,788
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	17,707
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	4,900
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	20,000	20,200
		72,790
Transactional Software — 0.0%
Solera LLC Senior Notes 10.50% due 03/01/2024*	35,000	38,237
Transport-Rail — 0.0%
Watco Cos. LLC/ Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,380
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,093
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	14,893
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028*(3)	38,000	38,581
Web Portals/ISP — 0.0%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	35,000	31,541
Total U.S. Corporate Bonds & Notes (cost $8,953,276)		8,942,615

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	$25,000	$26,375
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	5,000	5,516
		31,891
Banks-Commercial — 0.0%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	9,343
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,206
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,228
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	17,857
		47,634
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	33,571
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	6,000
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	10,000	9,700
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	5,000	5,050
		20,750
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,029
Videotron, Ltd. Senior Notes 5.13% due 04/15/2027*	30,000	29,400
		30,429
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	35,000	34,483
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	12,000	11,175
Security Description	Principal Amount(18)		Value (Note 2)
Chemicals-Diversified (continued)
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		$15,000	$14,461
			25,636
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*		5,000	4,625
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*		10,000	9,800
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*		15,000	14,353
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		60,000	60,872
			75,225
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*		5,000	5,206
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023		5,000	4,900
			10,106
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		10,000	12,057
Electronic Components-Misc. — 0.0%
Legrand France SA Senior Notes 8.50% due 02/15/2025		41,000	50,503
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		5,000	5,206
Finance-Other Services — 0.0%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*		15,000	15,235
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	19,022
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		10,000	8,725

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*	$5,000	$4,150
		12,875
Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 5.38% due 03/01/2023*	5,000	4,700
Hulk Finance Corp. Senior Notes 7.00% due 06/01/2026*	20,000	19,325
		24,025
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028*(3)	55,000	54,224
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*	5,000	5,175
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd./ Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	15,000	13,013
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	8,375
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	5,000	5,000
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	19,000	18,525
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	20,000	19,000
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,200
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,847
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	10,000	10,763
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000	21,904
Security Description	Principal Amount(18)	Value (Note 2)
Medical-Drugs (continued)
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	$28,000	$25,805
		122,044
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,325
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 7.75% due 02/01/2026	10,000	9,925
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	10,000	9,925
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	5,000	5,188
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*(3)	10,000	10,275
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*(3)	5,000	5,081
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	20,000	19,800
		60,194
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	4,775
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	5,000	4,550
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000	9,900
Seven Generations Energy, Ltd. Company Guar. Notes 5.38% due 09/30/2025*	20,000	19,450
Seven Generations Energy, Ltd. Company Guar. Notes 6.75% due 05/01/2023*	5,000	5,150
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	5,000	4,969
		48,794
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	19,071
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	33,950
		53,021

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	$5,000	$4,725
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	15,000	14,700
		19,425
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,363
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	15,000	15,095
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	25,000	23,516
Retail-Restaurants — 0.0%
1011778 BC ULC/ New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	10,000	9,475
1011778 BC ULC/ New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,006
1011778 BC ULC/ New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	19,150
		33,631
Satellite Telecom — 0.1%
Intelsat Connect Finance SA Company Guar. Notes 9.50% due 02/15/2023*(3)	35,000	34,825
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	25,000	26,469
		61,294
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	10,865
ArcelorMittal Senior Notes 7.00% due 10/15/2039	17,000	19,760
		30,625
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,446
Security Description	Principal Amount(18)	Value (Note 2)
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	$25,000	$25,688
Total Foreign Corporate Bonds & Notes (cost $1,077,734)		1,071,321
LOANS(13)(14)(15) — 0.1%
Auto-Heavy Duty Trucks — 0.1%
Navistar, Inc. FRS BTL-B 5.64% (1 ML+3.50) due 11/06/2024	29,850	29,943
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL-B 6.25% (6 ML +3.75%) due 09/30/2020	4,699	4,727
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS 1st Lien 6.60% (3 ML+4.25) due 06/21/2024	4,962	4,991
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS BTL-B 5.35% (3 ML+3.00) due 11/03/2023	4,975	4,907
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 5.81% (1 ML+3.50) due 09/07/2023	19,649	14,954
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 5.49% (3 ML+3.25) due 06/30/2025	10,000	10,027
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 5.75% (1 ML+3.50) due 02/28/2025	9,950	9,863
Robertshaw US Holding Corp. FRS 2nd Lien 10.25% (1 ML +8.00%) due 02/27/2026(3)	10,000	9,600
		19,463
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 5.24% (1 ML+3.00) due 03/28/2025	24,938	24,135

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(13)(14)(15) (continued)
Oil & Gas Drilling — 0.0%
KCA Deutag US Finance LLC FRS BTL-B 9.14% (3 ML +6.75%) due 03/21/2023	$10,000	$9,650
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 6.96% (1 ML +4.75%) due 11/17/2022	20,000	20,400
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL 7.17% (1 ML +4.75%) due 04/16/2021	3,491	3,495
Retail-Fabric Store — 0.0%
Jo-Ann Stores LLC FRS 2nd Lien 11.43% (3 ML +9.25%) due 05/21/2024(3)	15,000	14,812
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 5.00% (3 ML +2.75%) due 07/06/2021	6,937	6,976
Telecommunication Equipment — 0.0%
Avaya, Inc. FRS BTL-B 6.41% (1 ML +4.25%) due 12/15/2024	19,838	19,990
Total Loans (cost $192,262)		188,470
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	35,136
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	16,880
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	41,482
Total Municipal Bonds & Notes (cost $70,178)		93,498
U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Mtg. Corp. — 0.0%
5.50% due 06/01/2035	3,289	3,565
7.50% due 10/01/2029	3,514	3,841
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 11.43% (16.95%-1 ML) due 06/15/2034(5)(16)	10,854	12,048
Security Description	Principal Amount(18)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 3065, Class DC 13.38% (19.86%-1 ML) due 03/15/2035(5)(16)	$23,644	$29,573
Series 3072, Class SM 15.88% (23.80%-1 ML) due 11/15/2035(5)(16)	13,474	18,071
		67,098
Federal National Mtg. Assoc. — 1.3%
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C05, Class 2M1 3.57% (1 ML+1.35%) due 01/25/2029(5)	2,501	2,508
Series 2017-C01, Class 1M2 5.77% (1 ML+3.55%) due 07/25/2029(5)	15,000	16,375
Series 2015-C01, Class 1M2 6.52% (1 ML+4.30%) due 02/25/2025(5)	13,188	14,548
Series 2016-C03, Class 1M2 7.52% (1 ML+5.30%) due 10/25/2028(5)	10,000	11,807
Series 2016-C02, Class 1M2 8.22% (1 ML+6.00%) due 09/25/2028(5)	20,000	23,529
Federal National Mtg. Assoc.
3.00% due 09/01/2046	678,055	649,519
3.00% due 10/01/2046	260,933	249,907
3.50% due 01/01/2047	24,258	23,886
4.00% due 05/01/2019	5,825	5,945
4.00% due 09/01/2020	2,168	2,213
4.00% due October TBA	1,000,000	1,008,163
4.50% due 03/01/2020	985	997
4.50% due 04/01/2020	1,042	1,055
4.50% due 09/01/2020	1,508	1,527
4.50% due 11/01/2020	930	942
5.00% due 03/01/2021	949	977
6.00% due 06/01/2036	1,253	1,377
6.50% due 01/01/2036	12	13
6.50% due 06/01/2036	6,650	7,291
6.50% due 07/01/2036	3,514	3,935
6.50% due 09/01/2036	10,102	11,085
6.50% due 11/01/2036	20,515	22,491
7.00% due 06/01/2033	3,617	3,971
7.00% due 04/01/2035	5,570	6,318
7.50% due 04/01/2024	4,261	4,472
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(5)(6)(7)	75,338	1,258
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 13.60% (20.25%-1 ML) due 08/25/2035(5)(16)	6,493	7,664

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2005-122, Class SE 15.34% (23.10%-1 ML) due 11/25/2035(5)(16)	$7,599	$9,280
Series 2006-8, Class HP 16.44% (24.57%-1 ML) due 03/25/2036(5)(16)	14,169	19,345
		2,112,398
Government National Mtg. Assoc. — 0.6%
3.50% due October TBA	1,000,000	994,336
6.50% due 08/20/2037	13,865	15,824
6.50% due 09/20/2037	3,358	3,728
		1,013,888
Total U.S. Government Agencies (cost $3,248,602)		3,193,384
U.S. GOVERNMENT TREASURIES — 5.5%
United States Treasury Bonds — 1.1%
2.75% due 08/15/2042(17)	1,630,000	1,509,469
3.00% due 02/15/2047	260,000	250,565
		1,760,034
United States Treasury Notes — 4.4%
1.00% due 08/31/2019	310,000	305,411
1.13% due 12/31/2019	420,000	411,846
1.50% due 05/31/2020	1,370,000	1,341,316
1.63% due 02/15/2026	370,000	335,760
1.88% due 11/30/2021	430,000	416,882
2.00% due 11/30/2020	1,800,000	1,768,148
2.00% due 02/15/2022	510,000	495,238
2.13% due 12/31/2022	480,000	464,419
2.25% due 11/15/2027	730,000	683,291
2.38% due 08/15/2024	120,000	116,039
2.63% due 06/15/2021	1,000,000	993,359
		7,331,709
Total U.S. Government Treasuries (cost $9,223,517)		9,091,743
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI Emerging Markets ETF	671	28,799
SPDR S&P 500 ETF Trust	5,834	1,696,060
SPDR S&P MidCap 400 ETF Trust	627	230,398
Total Exchange-Traded funds (cost $1,901,768)		1,955,257
EQUITY CERTIFICATES(3) — 0.3%
Banks-Commercial — 0.1%
Merrill Lynch — Al Rajhi Bank	3,672	84,402
Merrill Lynch — Samba Financial Group	9,135	76,364
		160,766
Beverages-Wine/Spirits — 0.1%
UBS AG — Wuliangye Yibin Co., Ltd.	9,600	94,806
Electronic Components-Misc. — 0.0%
UBS AG — Shengyi Technology Co., Ltd.	35,500	54,329
Security Description	Shares/ Principal Amount(18)	Value (Note 2)
Industrial Audio & Video Products — 0.0%
UBS AG — Hangzhou Hikvision Digital Technology Co., Ltd.	15,200	$63,490
Lasers-System/Components — 0.0%
UBS AG — Han's Laser Technology Industry Group Co., Ltd.	7,700	47,416
Petrochemicals — 0.0%
Merrill Lynch — Saudi Kayan Petrochemical Co	10,056	44,137
Total Equity Certificates (cost $497,261)		464,944
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04) (cost $0)	198	20
Total Long-Term Investment Securities (cost $138,456,535)		151,752,848
SHORT-TERM INVESTMENT SECURITIES — 7.9%
Commercial Paper — 7.9%
Atlantic Asset Securization LLC 2.35% due 12/17/2018	$775,000	770,970
Bedford Row Funding Corp. 2.13% due 10/17/2018*	775,000	774,110
Chevron Corp. 1.99% due 10/01/2018*	775,000	774,864
Collateralized Commercial Paper Co. LLC 2.18% due 10/12/2018	775,000	774,342
Collateralized Commercial Paper II Co. LLC 2.24% due 11/01/2018	800,000	798,325
Danske Corp. 2.27% due 11/02/2018*	750,000	748,363
Liberty Street Funding LLC 2.29% due 11/07/2018*	775,000	773,082
Manhattan Asset Funding Co. LLC 2.17% due 10/02/2018*	775,000	774,816
MetLife Short Term Funding LLC 2.09% due 10/10/2018*	775,000	774,443
Nationwide Building Society 2.28% due 12/03/2018	775,000	771,667
Nestle Finance International, Ltd. 2.07% due 10/01/2018	775,000	774,864
NRW Bank 2.13% due 10/05/2018*	775,000	774,676
Regency Markets No.1 LLC 2.14% due 10/11/2018	775,000	774,390
Simon Property Group 2.07% due 10/15/2018	775,000	774,195
Thunder Bay Funding LLC 2.15% due 11/09/2018	775,000	772,984
Victory Receivables Corp. 2.19% due 11/06/2018	775,000	773,125

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Walmart, Inc. 2.01% due 10/01/2018*	$775,000	$774,862
Total Short-Term Investment Securities (cost $13,156,996)		13,154,078
REPURCHASE AGREEMENTS — 1.8%
Agreement with Bank of America Securities LLC, bearing interest at 1.38%, dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $3,023,564 collateralized by $3,107,000 of United States Treasury Notes, bearing interest at 1.63% due 07/31/2019 and having an approximate value of $3,082,969. (cost $3,023,000)	3,023,000	3,023,000
TOTAL INVESTMENTS (cost $154,636,531)(19)	101.3%	167,929,926
Liabilities in excess of other assets	(1.3)	(2,186,199)
NET ASSETS	100.0%	$165,743,727

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $11,996,254 representing 7.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$6,153	$810	$81.00	0.00%
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,022	0.75	0.00
				$1,832		0.00%

(2)  Securities classified as Level 3 (see Note 2).

(3)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $1,385,563 representing 0.8% of net assets.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Interest Only

(7)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)  Commercial Mortgage Backed Security

(9)  Security in default

(10)  Company has filed for bankruptcy protection.

(11)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(12)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(13)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(16)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2018.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  Denominated in United States Dollars unless otherwise indicated.

(19)  See Note 4 for cost of investments on a tax basis

ADR— American Depositary Receipt

BTL — Bank Term Loan

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

DAC — Designated Activity Company

REMIC — Real Estate Mortgage Investment Conduit

TBA— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
101	Long	E-Mini Russell 2000 Index	December 2018	$8,694,762	$8,589,040	$(105,722)
28	Short	S&P 500 E-Mini Index	December 2018	4,050,794	4,086,600	(35,806)
9	Long	TOPIX Index	December 2018	1,332,548	1,439,667	107,119
66	Long	U.S. Treasury 10 Year Notes	December 2018	7,924,430	7,839,563	(84,867)
1	Short	U.S. Treasury 10 Year Ultra Notes	December 2018	127,735	126,000	1,735
5	Long	U.S. Treasury 2 Year Notes	December 2018	1,056,250	1,053,672	(2,578)
43	Short	U.S. Treasury 2 Year Notes	December 2018	9,083,078	9,061,578	21,500
53	Short	U.S. Treasury 5 Year Notes	December 2018	6,002,672	5,961,258	41,414
						$(57,205)

*   Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	$7,998	11/27/2018	(3 Month USD LIBOR-BBA	Citibank U.S. Equity Custom
			plus 37 bps)/Quarterly	Basket(1)/Quarterly	$—	$47,484
Citibank N.A.	6,646	11/27/2018	3 Month USD LIBOR-BBA	Russell 1000 Index Total Return/
			plus 35 bps/Quarterly	Quarterly	—	(40,328)
	Net Unrealized Appreciation (Depreciation)				$—	$7,156

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

(1)  The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
JPMorgan Chase & Co.	2.8%	52	$220,687
Alphabet, Inc., Class A	2.5	4	199,872
Apple, Inc.	2.4	23	194,319
Intuit, Inc.	2.2	20	173,883
Humana, Inc.	1.9	12	155,410
TJX Cos., Inc.	1.9	35	149,630
American Express Co.	1.9	37	149,517

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Common Stocks	Percentage*	Shares	Value
McDonald's Corp.	1.9%	24	$149,517
Danaher Corp.	1.8	35	145,286
Pfizer, Inc.	1.8	84	140,262
Raytheon Co.	1.8	18	139,998
Texas Instruments, Inc.	1.7	34	138,298
Occidental Petroleum Corp.	1.7	44	137,391
Lowe's Cos., Inc.	1.7	31	136,636
Northrop Grumman Corp.	1.6	11	131,800
Exxon Mobil Corp.	1.6	40	129,156
Cognizant Technology Solutions Corp., Class A	1.6	44	126,776
Constellation Brands, Inc., Class A	1.6	15	125,303
Honeywell International, Inc.	1.5	19	122,205
PNC Financial Services Group, Inc.	1.5	24	121,374
American Electric Power Co., Inc.	1.4	43	114,952
eBay, Inc.	1.4	88	109,664
Norfolk Southern Corp.	1.3	16	107,435
Johnson & Johnson	1.3	20	104,337
Microsoft Corp.	1.3	24	103,808
Baxter International, Inc.	1.3	35	102,411
Kimberly-Clark Corp.	1.3	24	102,222
F5 Networks, Inc.	1.2	13	96,593
NetApp, Inc.	1.2	29	93,344
Walt Disney Co.	1.2	21	92,967
Marathon Petroleum Corp.	1.1	30	91,418
Allstate Corp.	1.1	24	89,416
HP, Inc.	1.1	91	88,585
Duke Energy Corp.	1.1	29	87,678
Fidelity National Information Services, Inc.	1.1	21	84,883
Verizon Communications, Inc.	1.0	40	80,727
Sysco Corp.	1.0	29	80,501
Ross Stores, Inc.	1.0	21	77,025
General Dynamics Corp.	0.9	10	75,136
Facebook, Inc., Class A	0.9	12	72,152
Harris Corp.	0.9	11	70,717
Merck & Co., Inc.	0.9	25	68,299
Kinder Morgan, Inc.	0.8	98	65,919
Valero Energy Corp.	0.8	15	64,975
Red Hat, Inc.	0.8	13	64,823
Waste Management, Inc.	0.8	19	64,748
Fiserv, Inc.	0.8	21	64,521
UnitedHealth Group, Inc.	0.8	6	63,615
Worldpay, Inc., Class A	0.8	16	62,632
Zoetis, Inc.	0.8	18	61,273
Total of the 50 largest components in the Citibank U.S. Equity Custom Basket	68.8		5,494,096
Other components in the Citibank U.S. Equity Custom Basket	31.2		2,504,201
Total components in the Citibank U.S. Equity Custom Basket	100.0%		$7,998,297

*  Represents the weighting of the component in the custom basket.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	619,600	USD	469,826	10/17/2018	$—	$(10,042)
	HKD	4,032,700	USD	514,539	11/19/2018	—	(945)
	USD	121,402	HKD	950,700	11/19/2018	122	—
	USD	693,306	EUR	588,800	12/19/2018	—	(5,199)
	USD	538,689	GBP	413,600	12/19/2018	2,421	—
						2,543	(16,186)
Citibank N.A.	CAD	17,600	USD	13,346	10/17/2018	—	(285)
	USD	240,250	JPY	26,610,000	11/19/2018	—	(5,235)
	USD	172,956	DKK	1,100,000	12/19/2018	—	(493)
	USD	308,678	EUR	263,500	12/19/2018	—	(736)
	USD	772,131	GBP	595,700	12/19/2018	7,218	—
						7,218	(6,749)
Goldman Sachs International	USD	270,001	EUR	230,400	12/19/2018	—	(742)
JPMorgan Chase Bank	NOK	450,600	USD	53,824	12/19/2018	—	(1,726)
	SEK	2,372,900	USD	263,807	12/19/2018	—	(5,017)
	USD	277,468	AUD	379,000	10/17/2018	—	(3,489)
	USD	302,731	JPY	33,571,000	11/19/2018	—	(6,237)
	USD	160,859	SGD	218,600	11/19/2018	—	(788)
	USD	714,404	CHF	688,100	12/19/2018	—	(8,050)
	USD	462,781	EUR	394,900	12/19/2018	—	(1,276)
	USD	293,267	GBP	225,000	12/19/2018	1,098	—
						1,098	(26,583)
State Street Bank and Trust Co.	USD	12,123	ILS	43,900	10/17/2018	—	(40)
	USD	216,611	JPY	24,013,100	11/19/2018	—	(4,532)
						—	(4,572)
UBS AG	USD	372,096	AUD	508,300	10/17/2018	—	(4,646)
Net Unrealized Appreciation (Depreciation)						$10,859	$(59,478)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$73,979	$1,022	$—	$75,001
Oil Companies-Exploration & Production	2,145,651	—	810	2,146,461
Other Industries	121,742,517	—	—	121,742,517
Convertible Preferred Securities	14,135	—	—	14,135
Preferred Securities	15,254	—	—	15,254
Preferred Securities/Capital Securities	—	503,419	—	503,419
Asset Backed Securities	—	2,245,271	—	2,245,271
Convertible Bonds & Notes	—	9,538	—	9,538
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	61,169	3	61,172
Telecommunication Equipment	—	60,087	0	60,087
Other Industries	—	8,821,356	—	8,821,356
Foreign Corporate Bonds & Notes	—	1,071,321	—	1,071,321
Loans	—	188,470	—	188,470
Municipal Bonds & Notes	—	93,498	—	93,498
U.S. Government Agencies	—	3,193,384	—	3,193,384
U.S. Government Treasuries	—	9,091,743	—	9,091,743
Exchange-Traded Funds	1,955,257	—	—	1,955,257
Equity Certificates	—	464,944	—	464,944
Warrants	20	—	—	20
Short-Term Investment Securities	—	13,154,078	—	13,154,078
Repurchase Agreements	—	3,023,000	—	3,023,000
Total Investments at Value	$125,946,813	$41,982,300	$813	$167,929,926
Other Financial Instruments:†
Futures Contracts	$171,768	$—	$—	$171,768
Over the Counter Total Return Swap Contracts	—	47,484	—	47,484
Forward Foreign Currency Contracts	—	10,859	—	10,859
Total Other Financial Instruments	$171,768	$58,343	$—	$230,111
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$228,973	$—	$—	$228,973
Over the Counter Total Return Swap Contracts	—	40,328	—	40,328
Forward Foreign Currency Contracts	—	59,478	—	59,478
Total Other Financial Instruments	$228,973	$99,806	$—	$328,779

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $20,012,090 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO PROFILES — September 30, 2018 (unaudited)

Industry Allocation*
E-Commerce/Products	11.9%
Applications Software	10.1
Medical-HMO	6.2
Finance-Credit Card	6.2
Web Portals/ISP	5.6
Internet Content-Entertainment	4.3
Commercial Services-Finance	4.1
Aerospace/Defense	4.1
E-Commerce/Services	3.9
Medical Products	3.8
Medical-Biomedical/Gene	2.7
Auto-Cars/Light Trucks	2.5
Finance-Investment Banker/Broker	2.4
Internet Application Software	2.1
Casino Hotels	1.8
Medical Instruments	1.7
Retail-Discount	1.6
Data Processing/Management	1.5
Entertainment Software	1.5
Machinery-General Industrial	1.4
Electronic Components-Semiconductors	1.4
Diversified Banking Institutions	1.3
Multimedia	1.3
Real Estate Investment Trusts	1.2
Tobacco	1.2
Internet Security	1.1
Athletic Footwear	1.0
Computers	1.0
Insurance-Multi-line	0.9
Electronic Measurement Instruments	0.9
Auto/Truck Parts & Equipment-Original	0.8
Software Tools	0.8
Instruments-Controls	0.8
Finance-Other Services	0.8
Enterprise Software/Service	0.8
Electric-Distribution	0.8
Retail-Restaurants	0.8
Semiconductor Equipment	0.6
Chemicals-Diversified	0.6
Electric-Integrated	0.4
Building-Residential/Commercial	0.4
Water	0.3
Diversified Financial Services	0.3
Registered Investment Companies	0.3
Hotels/Motels	0.2
Real Estate Management/Services	0.2
Beverages-Non-alcoholic	0.2
Banks-Commercial	0.2
Medical-Hospitals	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Aerospace/Defense — 4.1%
Boeing Co.	37,766	$14,045,175
Northrop Grumman Corp.	10,800	3,427,596
		17,472,771
Applications Software — 9.8%
Intuit, Inc.	26,428	6,009,727
Microsoft Corp.	195,439	22,352,358
Red Hat, Inc.†	35,191	4,795,830
salesforce.com, Inc.†	39,600	6,297,588
ServiceNow, Inc.†	12,086	2,364,384
		41,819,887
Athletic Footwear — 1.0%
NIKE, Inc., Class B	52,785	4,471,945
Auto-Cars/Light Trucks — 2.5%
Ferrari NV	18,693	2,559,258
Tesla, Inc.†	30,888	8,178,216
		10,737,474
Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC	43,000	3,607,700
Banks-Commercial — 0.2%
First Republic Bank	7,425	712,800
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	7,179	802,612
Building-Residential/Commercial — 0.4%
NVR, Inc.†	610	1,507,188
Casino Hotels — 1.8%
Las Vegas Sands Corp.	41,300	2,450,329
MGM Resorts International	59,600	1,663,436
Wynn Resorts, Ltd.	27,057	3,437,862
		7,551,627
Chemicals-Diversified — 0.6%
DowDuPont, Inc.	37,779	2,429,568
Commercial Services-Finance — 4.1%
Equifax, Inc.	25,411	3,317,914
PayPal Holdings, Inc.†	49,052	4,308,728
TransUnion	49,799	3,664,210
Worldpay, Inc., Class A†	61,896	6,268,208
		17,559,060
Computers — 1.0%
Apple, Inc.	17,953	4,052,710
Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	29,300	3,195,751
Fiserv, Inc.†	39,934	3,289,763
		6,485,514
Diversified Banking Institutions — 1.3%
JPMorgan Chase & Co.	27,600	3,114,384
Morgan Stanley	53,282	2,481,343
		5,595,727
Diversified Financial Services — 0.3%
ANT International Co., Ltd., Class C†(1)(2)(3)	249,140	1,397,675
Security Description	Shares	Value (Note 2)
E-Commerce/Products — 11.9%
Alibaba Group Holding, Ltd. ADR†	52,571	$8,661,598
Amazon.com, Inc.†	20,915	41,892,745
		50,554,343
E-Commerce/Services — 2.9%
Booking Holdings, Inc.†	5,591	11,092,544
IAC/InterActiveCorp†	5,300	1,148,616
Uber Technologies, Inc., Class A†(1)(2)(3)	834	38,457
		12,279,617
Electric-Distribution — 0.8%
Sempra Energy	28,998	3,298,523
Electric-Integrated — 0.4%
NextEra Energy, Inc.	9,103	1,525,663
Electronic Components-Semiconductors — 1.4%
NVIDIA Corp.	20,500	5,760,910
Electronic Measurement Instruments — 0.9%
Fortive Corp.	44,933	3,783,359
Enterprise Software/Service — 0.8%
Workday, Inc., Class A†	22,937	3,348,343
Entertainment Software — 1.5%
Activision Blizzard, Inc.	36,259	3,016,386
Electronic Arts, Inc.†	27,464	3,309,138
		6,325,524
Finance-Credit Card — 6.2%
Mastercard, Inc., Class A	54,400	12,109,984
Visa, Inc., Class A	95,400	14,318,586
		26,428,570
Finance-Investment Banker/Broker — 2.4%
Charles Schwab Corp.	101,085	4,968,328
TD Ameritrade Holding Corp.	96,939	5,121,287
		10,089,615
Finance-Other Services — 0.8%
Intercontinental Exchange, Inc.	45,230	3,387,275
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	11,381	919,357
Instruments-Controls — 0.8%
Honeywell International, Inc.	21,130	3,516,032
Insurance-Multi-line — 0.9%
Chubb, Ltd.	29,661	3,963,896
Internet Application Software — 2.1%
Tencent Holdings, Ltd.	220,600	9,107,656
Internet Content-Entertainment — 4.3%
Facebook, Inc., Class A†	72,959	11,998,837
Netflix, Inc.†	16,900	6,322,797
		18,321,634
Internet Security — 1.1%
Symantec Corp.	224,190	4,770,763
Machinery-General Industrial — 1.4%
Roper Technologies, Inc.	14,021	4,153,161
Wabtec Corp.	18,972	1,989,783
		6,142,944

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments — 1.7%
Intuitive Surgical, Inc.†	12,453	$7,148,022
Medical Products — 3.8%
Becton Dickinson and Co.	33,627	8,776,647
Stryker Corp.	42,779	7,600,973
		16,377,620
Medical-Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	27,258	3,789,134
Celgene Corp.†	21,200	1,897,188
Vertex Pharmaceuticals, Inc.†	31,116	5,997,298
		11,683,620
Medical-HMO — 6.2%
Anthem, Inc.	20,100	5,508,405
Centene Corp.†	25,245	3,654,971
Cigna Corp.	23,795	4,955,309
UnitedHealth Group, Inc.	40,715	10,831,819
WellCare Health Plans, Inc.†	4,925	1,578,413
		26,528,917
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	1,598	222,314
Multimedia — 1.3%
Walt Disney Co.	45,649	5,338,194
Real Estate Investment Trusts — 1.2%
Crown Castle International Corp.	47,307	5,266,688
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	532	34,974
Retail-Discount — 1.6%
Dollar General Corp.	14,195	1,551,513
Dollar Tree, Inc.†	38,620	3,149,461
Dollarama, Inc.	63,948	2,014,512
		6,715,486
Retail-Restaurants — 0.8%
McDonald's Corp.	19,700	3,295,613
Semiconductor Equipment — 0.6%
ASML Holding NV	14,248	2,678,909
Software Tools — 0.8%
VMware, Inc., Class A†	22,531	3,516,188
Tobacco — 1.2%
Philip Morris International, Inc.	61,974	5,053,360
Water — 0.3%
American Water Works Co., Inc.	16,338	1,437,254
Web Portals/ISP — 5.6%
Alphabet, Inc., Class A†	9,470	11,431,048
Alphabet, Inc., Class C†	10,566	12,610,204
		24,041,252
Total Common Stocks (cost $295,025,820)		419,066,693
CONVERTIBLE PREFERRED SECURITIES — 1.5%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	719,982
Magic Leap, Inc., Series D†(1)(2)(3)	16,678	450,306
		1,170,288
Security Description	Shares	Value (Note 2)
E-Commerce/Services — 1.0%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	$1,526,704
Airbnb, Inc., Series E†(1)(2)(3)	8,841	1,012,648
Uber Technologies, Inc., Series A†(1)(2)(3)	119	5,487
Uber Technologies, Inc., Series B†(1)(2)(3)	319	14,710
Uber Technologies, Inc., Series C-1†(1)(2)(3)	84	3,873
Uber Technologies, Inc., Series C-2†(1)(2)(3)	68	3,136
Uber Technologies, Inc., Series C-3†(1)(2)(3)	1	46
Uber Technologies, Inc., Series D†(1)(2)(3)	76	3,504
Uber Technologies, Inc., Series E†(1)(2)(3)	36	1,660
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	956,667
Uber Technologies, Inc., Series G-1†(1)(2)(3)	183	8,438
Uber Technologies, Inc., Series Seed†(1)(2)(3)	304	14,018
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	970,155
		4,521,046
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	880,784
Total Convertible Preferred Securities (cost $4,447,287)		6,572,118
Total Long-Term Investment Securities (cost $299,473,107)		425,638,811
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97%(4)	500,000	500,000
T. Rowe Price Government Reserve Fund 2.09%(4)	869,401	869,401
Total Short-Term Investment Securities (cost $1,369,401)		1,369,401
TOTAL INVESTMENTS (cost $300,842,508)(5)	100.1%	427,008,212
Liabilities in excess of other assets	(0.1)	(636,773)
NET ASSETS	100.0%	$426,371,439

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $8,043,224 representing 1.9% of net assets.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd, Class C	06/07/2018	249,140	$1,397,675	$1,397,675	$5.61	0.33%
Uber Technologies, Inc., Class A	01/16/2018	834	27,496	38,457	46.11	0.01
WeWork Cos., Inc., Class A	06/23/2015	532	17,497	34,974	65.74	0.01
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,526,704	114.54	0.36
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	1,012,648	114.54	0.24
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	719,982	27.00	0.17
Magic Leap, Inc., Series D	10/12/2017	16,678	450,306	450,306	27.00	0.11
Uber Technologies, Inc., Series A	01/16/2018	119	3,923	5,487	46.11	0.00
Uber Technologies, Inc., Series B	01/16/2018	319	10,517	14,710	46.11	0.00
Uber Technologies, Inc., Series C-1	01/16/2018	84	2,769	3,873	46.11	0.00
Uber Technologies, Inc., Series C-2	01/16/2018	68	2,242	3,136	46.11	0.00
Uber Technologies, Inc., Series C-3	01/16/2018	1	33	46	46.11	0.00
Uber Technologies, Inc., Series D	01/16/2018	76	2,506	3,504	46.11	0.00
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Uber Technologies, Inc., Series E	01/16/2018	36	$1,187	$1,660	$46.11	0.00%
Uber Technologies, Inc., Series G	12/03/2015	20,747	1,011,877	956,667	46.11	0.22
Uber Technologies, Inc., Series G-1	01/16/2018	183	8,925	8,438	46.11	0.00
Uber Technologies, Inc., Series Seed	01/16/2018	304	10,023	14,018	46.11	0.00
WeWork Cos., Inc., Series E	06/23/2015	13,398	440,655	880,784	65.74	0.21
Xiaoju Kuaizhi, Inc., Series A-17	10/19/15	19,048	522,414	970,155	50.93	0.23
				$8,043,224		1.89%

(4)  The rate shown is the 7-day yield as of September 30, 2018.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—	$1,397,675	$1,397,675
E-Commerce/Services	12,241,160	—	38,457	12,279,617
Real Estate Management/Services	—	—	34,974	34,974
Other Industries	405,354,427	—	—	405,354,427
Convertible Preferred Securities	—	—	6,572,118	6,572,118
Short-Term Investment Securities	1,369,401	—	—	1,369,401
Total Investment at Value	$418,964,988	$—	$8,043,224	$427,008,212

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $9,107,656 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2018	$121,002	$7,008,900
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	13,445	502,058
Realized loss	—	—
Change in unrealized appreciation(1)	40,436	710,414
Change in unrealized depreciation(1)	—	—
Net purchases	1,397,675	—
Net sales	(101,452)	(1,649,254)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2018	$1,471,106	$6,572,118

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2018 includes:

Common Stocks	Convertible Preferred Securities
$20,058	$657,161

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2018.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at September 30, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,397,675	Market Approach	Market Transaction Price*	$5.61
	$38,457	Market Approach	Market Transaction Price*	$48.772228
			Average of Market Bids*	$43.45
	$34,974	Market Approach	Secondary Market Transactions*	$26.0000
			Tender Price*	$51.8100
			2020 Estimated Gross Profit Multiple*	13.8	x
			2021 Estimated Gross Profit Multiple*	11.6	x
			2020 Estimated EBTIDA Multiple*	31.1	x
			2021 Estimated EBITDA Multiple*	24.2	x
			Discount for Lack of Marketability	10.00%
Convertible Preferred Securities	$1,170,288	Market Approach	Market Transaction Price*	$27.00
	$970,155	Market Approach	Secondary Market Transaction*	$50.9321
	$1,011,539	Market Approach	Market Transaction Price*	$48.772228
			Average of Market Bids*	$43.45
	$880,784	Market Approach	Secondary Market Transactions*	$26.0000
			Tender Price*	$51.8100
			2020 Estimated Gross Profit Multiple*	13.8	x
			2021 Estimated Gross Profit Multiple*	11.6	x
			2020 Estimated EBTIDA Multiple*	31.1	x
			2021 Estimated EBITDA Multiple*	24.2	x
			Discount for Lack of Marketability	10.00%
	$2,539,352	Market Approach	2018 Estimated Revenue Multiple*	11.10	x
			2020 Estimated Revenue Multiple*	5.5	x
			2020 Estimated Gross Profit Multiple*	7.9	x
			2021 Estimated Revenue Multiple*	4.6	x - 7.0x (5.8x)
			2021 Estimated Gross Profit Multiple*	6.2	x
			Discount for Lack of Marketability	10	% - 15% (11.7%)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparable. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Industry Allocation*
Applications Software	7.8%
E-Commerce/Products	6.6
Computers	6.2
Web Portals/ISP	5.7
Finance-Credit Card	4.6
Electronic Components-Semiconductors	4.0
Medical-Drugs	3.8
Medical-Biomedical/Gene	3.6
Internet Content-Entertainment	3.5
Medical-HMO	2.7
Aerospace/Defense	2.6
Retail-Restaurants	2.2
Medical Instruments	2.1
Real Estate Investment Trusts	1.8
Beverages-Non-alcoholic	1.7
Transport-Rail	1.6
Diversified Manufacturing Operations	1.5
Electronic Forms	1.5
Commercial Services-Finance	1.3
Athletic Footwear	1.2
Entertainment Software	1.1
Tobacco	1.1
Retail-Building Products	1.0
Cosmetics & Toiletries	0.9
Commercial Services	0.9
Cable/Satellite TV	0.9
Enterprise Software/Service	0.9
Diagnostic Equipment	0.8
Consulting Services	0.8
Medical Products	0.8
Finance-Other Services	0.8
Semiconductor Components-Integrated Circuits	0.8
Oil Companies-Exploration & Production	0.8
Instruments-Controls	0.7
Electronic Components-Misc.	0.7
Electronic Measurement Instruments	0.7
E-Commerce/Services	0.7
Insurance-Property/Casualty	0.7
Auto/Truck Parts & Equipment-Original	0.6
Coatings/Paint	0.6
Networking Products	0.6
Semiconductor Equipment	0.6
Computer Services	0.5
Computer Aided Design	0.5
Aerospace/Defense-Equipment	0.5
Electronic Connectors	0.5
Multimedia	0.4
Data Processing/Management	0.4
Finance-Investment Banker/Broker	0.4
Industrial Gases	0.4
Retail-Discount	0.4
Retail-Apparel/Shoe	0.4
Containers-Metal/Glass	0.4
Cruise Lines	0.4
Banks-Commercial	0.4
Apparel Manufacturers	0.4
Food-Misc./Diversified	0.4
U.S. Government Agencies	0.4
Therapeutics	0.3
Banks-Fiduciary	0.3%
Diversified Banking Institutions	0.3
Airlines	0.3
Industrial Automated/Robotic	0.3
Beverages-Wine/Spirits	0.3
Food-Catering	0.2
Web Hosting/Design	0.2
Machinery-Pumps	0.2
Building Products-Cement	0.2
Medical Information Systems	0.2
Computer Software	0.2
Transport-Truck	0.2
Chemicals-Diversified	0.2
Tools-Hand Held	0.2
Investment Management/Advisor Services	0.2
Distribution/Wholesale	0.2
Casino Hotels	0.2
Transport-Services	0.2
Finance-Consumer Loans	0.2
Independent Power Producers	0.2
Electric-Integrated	0.2
Retail-Gardening Products	0.2
Repurchase Agreements	0.2
U.S. Government Treasuries	0.1
Insurance Brokers	0.1
Medical-Generic Drugs	0.1
Registered Investment Companies	0.1
Oil Refining & Marketing	0.1
Broadcast Services/Program	0.1
Hotels/Motels	0.1
Machinery-Construction & Mining	0.1
Non-Hazardous Waste Disposal	0.1
Electric Products-Misc.	0.1
Veterinary Diagnostics	0.1
Retail-Major Department Stores	0.1
Machinery-General Industrial	0.1
Building-Residential/Commercial	0.1
Dental Supplies & Equipment	0.1
Consumer Products-Misc.	0.1
Machinery-Farming	0.1
Retail-Auto Parts	0.1
Medical Labs & Testing Services	0.1
Computers-Memory Devices	0.1
Instruments-Scientific	0.1
Diagnostic Kits	0.1
Wireless Equipment	0.1
Medical-Hospitals	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Aerospace/Defense — 2.6%
Boeing Co.	21,881	$8,137,544
General Dynamics Corp.	7,229	1,479,921
Lockheed Martin Corp.	1,956	676,698
Northrop Grumman Corp.	9,214	2,924,247
Raytheon Co.	2,215	457,752
Rockwell Collins, Inc.	2,093	294,003
TransDigm Group, Inc.†	616	229,337
		14,199,502
Aerospace/Defense-Equipment — 0.5%
Harris Corp.	942	159,396
L3 Technologies, Inc.	11,282	2,398,779
		2,558,175
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,278	69,574
Airlines — 0.3%
American Airlines Group, Inc.	2,818	116,468
Southwest Airlines Co.	4,399	274,718
United Continental Holdings, Inc.†	12,974	1,155,464
		1,546,650
Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	1,928	35,533
Michael Kors Holdings, Ltd.†	1,901	130,333
PVH Corp.	10,661	1,539,448
Under Armour, Inc., Class C†	0	0
VF Corp.	2,566	239,793
		1,945,107
Applications Software — 7.8%
Intuit, Inc.	13,575	3,086,955
Microsoft Corp.	267,301	30,571,216
Red Hat, Inc.†	2,258	307,720
salesforce.com, Inc.†	52,599	8,364,819
		42,330,710
Athletic Footwear — 1.2%
NIKE, Inc., Class B	77,669	6,580,118
Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	40,796	3,422,784
BorgWarner, Inc.	1,782	76,234
		3,499,018
Banks-Commercial — 0.4%
First Republic Bank	18,310	1,757,760
SVB Financial Group†	677	210,432
		1,968,192
Banks-Fiduciary — 0.3%
Northern Trust Corp.	17,488	1,786,049
Banks-Super Regional — 0.0%
Comerica, Inc.	1,113	100,393
Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	104,283	4,816,832
Monster Beverage Corp.†	61,136	3,563,006
PepsiCo, Inc.	8,823	986,411
		9,366,249
Security Description	Shares	Value (Note 2)
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	19,100	$965,505
Constellation Brands, Inc., Class A	2,137	460,780
		1,426,285
Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	22,304	659,752
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,813	94,929
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	345	62,773
Vulcan Materials Co.	10,256	1,140,467
		1,203,240
Building Products-Wood — 0.0%
Masco Corp.	2,584	94,574
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,250	75,862
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	4,369	184,284
Lennar Corp., Class A	2,191	102,298
PulteGroup, Inc.	3,327	82,410
		368,992
Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	2,273	740,725
Comcast Corp., Class A	74,812	2,649,093
Liberty Broadband Corp., Class C†	17,516	1,476,599
		4,866,417
Casino Hotels — 0.2%
Las Vegas Sands Corp.	13,647	809,677
MGM Resorts International	2,863	79,906
Wynn Resorts, Ltd.	1,245	158,190
		1,047,773
Chemicals-Diversified — 0.2%
DowDuPont, Inc.	13,030	837,959
FMC Corp.	1,714	149,427
PPG Industries, Inc.	1,479	161,403
		1,148,789
Chemicals-Specialty — 0.0%
Albemarle Corp.	815	81,321
International Flavors & Fragrances, Inc.	712	99,053
		180,374
Coatings/Paint — 0.6%
Sherwin-Williams Co.	7,054	3,211,051
Commercial Services — 0.9%
Cintas Corp.	1,096	216,800
CoStar Group, Inc.†	3,475	1,462,419
Ecolab, Inc.	14,972	2,347,310
ServiceMaster Global Holdings, Inc.†	15,577	966,241
		4,992,770

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	5,577	$840,231
Equifax, Inc.	904	118,035
FleetCor Technologies, Inc.†	1,125	256,320
Global Payments, Inc.	15,699	2,000,053
H&R Block, Inc.	1,675	43,131
Moody's Corp.	2,126	355,467
PayPal Holdings, Inc.†	15,070	1,323,749
S&P Global, Inc.	3,202	625,639
Total System Services, Inc.	2,137	211,007
Western Union Co.	2,221	42,332
Worldpay, Inc., Class A†	14,187	1,436,718
		7,252,682
Computer Aided Design — 0.5%
ANSYS, Inc.†	1,073	200,308
Autodesk, Inc.†	15,125	2,361,164
Cadence Design Systems, Inc.†	3,601	163,197
Synopsys, Inc.†	1,892	186,570
		2,911,239
Computer Services — 0.5%
Accenture PLC, Class A	5,139	874,658
Amdocs, Ltd.	20,531	1,354,635
Cognizant Technology Solutions Corp., Class A	7,387	569,907
DXC Technology Co.	1,861	174,041
		2,973,241
Computer Software — 0.2%
Akamai Technologies, Inc.†	863	63,128
Citrix Systems, Inc.†	919	102,156
SS&C Technologies Holdings, Inc.	18,156	1,031,806
		1,197,090
Computers — 6.2%
Apple, Inc.	149,227	33,686,503
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,301	283,523
Consulting Services — 0.8%
Gartner, Inc.†	19,980	3,166,830
Verisk Analytics, Inc.†	10,099	1,217,434
		4,384,264
Consumer Products-Misc. — 0.1%
Clorox Co.	930	139,881
Kimberly-Clark Corp.	1,948	221,371
		361,252
Containers-Metal/Glass — 0.4%
Ball Corp.	47,682	2,097,531
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	782	85,778
Sealed Air Corp.	768	30,835
		116,613
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	28,794	$1,927,758
Estee Lauder Cos., Inc., Class A	14,746	2,142,889
Procter & Gamble Co.	11,725	975,872
		5,046,519
Cruise Lines — 0.4%
Carnival Corp.	2,310	147,309
Norwegian Cruise Line Holdings, Ltd.†	30,489	1,750,983
Royal Caribbean Cruises, Ltd.	1,440	187,114
		2,085,406
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,481	195,418
Fidelity National Information Services, Inc.	2,596	283,145
Fiserv, Inc.†	20,150	1,659,957
Paychex, Inc.	2,649	195,099
		2,333,619
Decision Support Software — 0.0%
MSCI, Inc.	1,131	200,651
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	931	364,226
Diagnostic Equipment — 0.8%
Danaher Corp.	16,583	1,801,909
Thermo Fisher Scientific, Inc.	10,762	2,626,789
		4,428,698
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,102	275,125
Distribution/Wholesale — 0.2%
Fastenal Co.	17,146	994,811
LKQ Corp.†	2,349	74,393
		1,069,204
Diversified Banking Institutions — 0.3%
Bank of America Corp.	56,766	1,672,326
Diversified Manufacturing Operations — 1.5%
3M Co.	7,468	1,573,582
A.O. Smith Corp.	24,301	1,296,944
Illinois Tool Works, Inc.	19,186	2,707,528
Ingersoll-Rand PLC	1,312	134,218
Parker-Hannifin Corp.	14,135	2,599,851
		8,312,123
Drug Delivery Systems — 0.0%
DexCom, Inc.†	457	65,369
Nektar Therapeutics†	2,196	133,868
		199,237
E-Commerce/Products — 6.6%
Alibaba Group Holding, Ltd. ADR†	5,187	854,610
Amazon.com, Inc.†	16,764	33,578,292
eBay, Inc.†	11,842	391,023
Wayfair, Inc., Class A†	7,028	1,037,825
		35,861,750

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	1,796	$3,563,264
Expedia Group, Inc.	893	116,518
TripAdvisor, Inc.†	482	24,616
		3,704,398
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,952	233,562
Emerson Electric Co.	3,280	251,183
		484,745
Electric-Integrated — 0.2%
Dominion Energy, Inc.	3,163	222,296
FirstEnergy Corp.	2,537	94,300
NextEra Energy, Inc.	3,062	513,191
WEC Energy Group, Inc.	1,687	112,624
		942,411
Electronic Components-Misc. — 0.7%
Corning, Inc.	10,313	364,049
Flex, Ltd.†	105,831	1,388,503
Garmin, Ltd.	769	53,868
Sensata Technologies Holding PLC†	43,543	2,157,556
		3,963,976
Electronic Components-Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	3,713	114,695
Broadcom, Inc.	5,496	1,356,028
Intel Corp.	33,461	1,582,371
IPG Photonics Corp.†	459	71,636
Microchip Technology, Inc.	27,839	2,196,775
Micron Technology, Inc.†	14,766	667,866
NVIDIA Corp.	30,643	8,611,296
Qorvo, Inc.†	1,600	123,024
Skyworks Solutions, Inc.	2,279	206,728
Texas Instruments, Inc.	63,451	6,807,658
Xilinx, Inc.	1,964	157,454
		21,895,531
Electronic Connectors — 0.5%
Amphenol Corp., Class A	23,028	2,165,093
TE Connectivity, Ltd.	3,194	280,848
		2,445,941
Electronic Forms — 1.5%
Adobe Systems, Inc.†	30,782	8,309,601
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	30,823	2,174,254
FLIR Systems, Inc.	1,195	73,457
Fortive Corp.	17,731	1,492,950
		3,740,661
Electronic Security Devices — 0.0%
Allegion PLC	786	71,188
Enterprise Software/Service — 0.9%
Oracle Corp.	18,353	946,281
Tyler Technologies, Inc.†	6,671	1,634,795
Ultimate Software Group, Inc.†	6,875	2,215,056
		4,796,132
Security Description	Shares	Value (Note 2)
Entertainment Software — 1.1%
Activision Blizzard, Inc.	44,454	$3,698,128
Electronic Arts, Inc.†	18,360	2,212,196
Take-Two Interactive Software, Inc.†	942	129,987
		6,040,311
Finance-Consumer Loans — 0.2%
Synchrony Financial	31,903	991,545
Finance-Credit Card — 4.6%
Alliance Data Systems Corp.	367	86,671
American Express Co.	5,393	574,300
Mastercard, Inc., Class A	47,485	10,570,636
Visa, Inc., Class A	90,888	13,641,380
		24,872,987
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	15,309	752,438
E*TRADE Financial Corp.†	3,306	173,201
TD Ameritrade Holding Corp.	26,524	1,401,263
		2,326,902
Finance-Other Services — 0.8%
Cboe Global Markets, Inc.	8,606	825,832
CME Group, Inc.	8,774	1,493,423
Intercontinental Exchange, Inc.	23,781	1,780,959
Nasdaq, Inc.	704	60,403
		4,160,617
Food-Catering — 0.2%
Aramark	31,117	1,338,653
Food-Confectionery — 0.0%
Hershey Co.	961	98,022
Food-Misc./Diversified — 0.4%
General Mills, Inc.	2,656	113,995
Kellogg Co.	1,160	81,223
Kraft Heinz Co.	13,609	749,992
McCormick & Co., Inc.	757	99,735
Mondelez International, Inc., Class A	20,748	891,334
		1,936,279
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	1,519	122,705
Marriott International, Inc., Class A	3,667	484,154
		606,859
Human Resources — 0.0%
Robert Half International, Inc.	920	64,750
Independent Power Producers — 0.2%
NRG Energy, Inc.	25,341	947,753
Industrial Automated/Robotic — 0.3%
Cognex Corp.	23,703	1,323,101
Rockwell Automation, Inc.	1,082	202,897
		1,525,998
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	12,016	2,007,273
Praxair, Inc.	1,904	306,030
		2,313,303

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Controls — 0.7%
Honeywell International, Inc.	22,854	$3,802,906
Mettler-Toledo International, Inc.†	321	195,482
		3,998,388
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	874	85,014
Waters Corp.†	981	190,981
		275,995
Insurance Brokers — 0.1%
Aon PLC	1,823	280,341
Arthur J. Gallagher & Co.	1,186	88,286
Marsh & McLennan Cos., Inc.	3,665	303,169
Willis Towers Watson PLC	699	98,517
		770,313
Insurance-Life/Health — 0.0%
Principal Financial Group, Inc.	1,551	90,873
Torchmark Corp.	554	48,026
		138,899
Insurance-Multi-line — 0.0%
Allstate Corp.	2,072	204,506
Insurance-Property/Casualty — 0.7%
Markel Corp.†	705	837,885
Progressive Corp.	38,594	2,741,718
		3,579,603
Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	83,297	13,699,025
Netflix, Inc.†	12,941	4,841,616
Twitter, Inc.†	9,166	260,864
		18,801,505
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	449	89,540
Internet Security — 0.0%
Symantec Corp.	3,561	75,778
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.	306	41,836
Ameriprise Financial, Inc.	1,246	183,985
BlackRock, Inc.	923	435,038
Raymond James Financial, Inc.	802	73,824
T. Rowe Price Group, Inc.	3,096	338,021
		1,072,704
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,935	600,048
Machinery-Farming — 0.1%
Deere & Co.	2,252	338,543
Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	1,316	389,812
Machinery-Material Handling — 0.0%
Dover Corp.	1,053	93,222
Machinery-Pumps — 0.2%
Xylem, Inc.	15,716	1,255,237
Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.2%
athenahealth, Inc.†	6,968	$930,925
Cerner Corp.†	4,189	269,813
		1,200,738
Medical Instruments — 2.1%
Boston Scientific Corp.†	137,086	5,277,811
Edwards Lifesciences Corp.†	14,234	2,478,139
Intuitive Surgical, Inc.†	4,674	2,682,876
Medtronic PLC	7,393	727,250
		11,166,076
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,197	155,299
Laboratory Corp. of America Holdings†	752	130,607
		285,906
Medical Products — 0.8%
Abbott Laboratories	22,335	1,638,495
ABIOMED, Inc.†	571	256,807
Baxter International, Inc.	3,542	273,053
Becton Dickinson and Co.	3,406	888,966
Cooper Cos., Inc.	626	173,496
Hologic, Inc.†	3,464	141,955
Stryker Corp.	3,952	702,191
Varian Medical Systems, Inc.†	618	69,173
Zimmer Biomet Holdings, Inc.	1,451	190,763
		4,334,899
Medical-Biomedical/Gene — 3.6%
Alexion Pharmaceuticals, Inc.†	10,472	1,455,713
Amgen, Inc.	4,862	1,007,844
AnaptysBio, Inc.†	9,862	983,932
Biogen, Inc.†	3,735	1,319,613
BioMarin Pharmaceutical, Inc.†	9,004	873,118
Celgene Corp.†	28,085	2,513,327
Gilead Sciences, Inc.	13,222	1,020,871
Illumina, Inc.†	9,231	3,388,331
Incyte Corp.†	15,742	1,087,457
Insmed, Inc.†	23,495	475,069
Regeneron Pharmaceuticals, Inc.†	4,565	1,844,442
Shire PLC ADR	5,034	912,513
Vertex Pharmaceuticals, Inc.†	13,310	2,565,369
		19,447,599
Medical-Drugs — 3.8%
AbbVie, Inc.	24,508	2,317,967
Alkermes PLC†	13,874	588,813
Bristol-Myers Squibb Co.	43,286	2,687,195
Eli Lilly & Co.	51,497	5,526,143
Global Blood Therapeutics, Inc.†	5,159	196,042
Johnson & Johnson	18,444	2,548,407
Merck & Co., Inc.	35,455	2,515,178
Pfizer, Inc.	34,331	1,512,967
Zoetis, Inc.	29,761	2,724,917
		20,617,629

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Generic Drugs — 0.1%
Mylan NV†	19,737	$722,374
Perrigo Co. PLC	577	40,852
		763,226
Medical-HMO — 2.7%
Aetna, Inc.	2,082	422,334
Anthem, Inc.	1,754	480,684
Centene Corp.†	2,613	378,310
Cigna Corp.	3,098	645,158
Humana, Inc.	14,889	5,040,224
UnitedHealth Group, Inc.	28,493	7,580,278
WellCare Health Plans, Inc.†	394	126,273
		14,673,261
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	1,856	258,207
Multimedia — 0.4%
Liberty Media Corp. — Liberty Formula One, Series C†	36,309	1,350,332
Walt Disney Co.	8,899	1,040,649
		2,390,981
Networking Products — 0.6%
Arista Networks, Inc.†	657	174,670
Cisco Systems, Inc.	62,031	3,017,808
		3,192,478
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,277	92,787
Waste Management, Inc.	5,021	453,697
		546,484
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,113	120,594
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	12,582	848,153
Cabot Oil & Gas Corp.	2,584	58,192
Cimarex Energy Co.	388	36,061
Diamondback Energy, Inc.	8,002	1,081,790
EOG Resources, Inc.	16,026	2,044,437
Hess Corp.	994	71,150
		4,139,783
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	8,443	675,187
Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.	727	91,449
American Tower Corp.	33,109	4,810,738
Apartment Investment & Management Co., Class A	881	38,879
AvalonBay Communities, Inc.	774	140,210
Boston Properties, Inc.	865	106,473
Crown Castle International Corp.	3,591	399,786
Digital Realty Trust, Inc.	1,574	177,044
Equinix, Inc.	4,023	1,741,516
Essex Property Trust, Inc.	437	107,812
Extra Space Storage, Inc.	1,611	139,577
Federal Realty Investment Trust	440	55,647
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Invitation Homes, Inc.	21,665	$496,345
Iron Mountain, Inc.	1,639	56,578
Prologis, Inc.	8,015	543,337
Public Storage	1,068	215,341
SBA Communications Corp.†	1,462	234,841
Simon Property Group, Inc.	1,929	340,951
UDR, Inc.	2,249	90,927
Vornado Realty Trust	1,433	104,609
		9,892,060
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	4,023	177,414
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,053	172,271
Respiratory Products — 0.0%
ResMed, Inc.	1,817	209,573
Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	21,058	2,086,848
Tapestry, Inc.	1,430	71,886
		2,158,734
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	145	112,477
O'Reilly Automotive, Inc.†	554	192,415
		304,892
Retail-Automobile — 0.0%
CarMax, Inc.†	1,124	83,929
Copart, Inc.†	2,602	134,081
		218,010
Retail-Building Products — 1.0%
Home Depot, Inc.	21,270	4,406,081
Lowe's Cos., Inc.	7,021	806,151
		5,212,232
Retail-Discount — 0.4%
Dollar General Corp.	1,623	177,394
Dollar Tree, Inc.†	3,029	247,015
Walmart, Inc.	19,519	1,833,029
		2,257,438
Retail-Gardening Products — 0.2%
Tractor Supply Co.	9,381	852,545
Retail-Jewelry — 0.0%
Tiffany & Co.	583	75,189
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	3,593	402,488
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	499	140,778
Retail-Restaurants — 2.2%
Chipotle Mexican Grill, Inc.†	1,532	696,325
Darden Restaurants, Inc.	948	105,408
Dunkin' Brands Group, Inc.	31,802	2,344,443
McDonald's Corp.	33,393	5,586,315
Starbucks Corp.	55,652	3,163,260
Yum! Brands, Inc.	1,818	165,274
		12,061,025

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	15,499	$1,433,037
Marvell Technology Group, Ltd.	60,639	1,170,333
NXP Semiconductors NV	12,866	1,100,043
QUALCOMM, Inc.	6,267	451,412
		4,154,825
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	12,515	483,705
KLA-Tencor Corp.	1,988	202,199
Lam Research Corp.	15,288	2,319,190
		3,005,094
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	375	96,030
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,656	98,317
Television — 0.0%
CBS Corp., Class B	1,939	111,396
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	525	92,059
Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	13,784	1,694,743
Sarepta Therapeutics, Inc.†	935	151,012
		1,845,755
Tobacco — 1.1%
Altria Group, Inc.	70,948	4,278,874
Philip Morris International, Inc.	20,467	1,668,879
		5,947,753
Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	7,561	1,107,233
Toys — 0.0%
Hasbro, Inc.	803	84,411
Mattel, Inc.†	1,183	18,573
		102,984
Transport-Rail — 1.6%
CSX Corp.	69,792	5,168,098
Kansas City Southern	611	69,214
Norfolk Southern Corp.	1,604	289,522
Union Pacific Corp.	19,139	3,116,403
		8,643,237
Transport-Services — 0.2%
Expeditors International of Washington, Inc.	1,221	89,780
FedEx Corp.	1,765	424,994
United Parcel Service, Inc., Class B	4,326	505,061
		1,019,835
Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	635	75,527
XPO Logistics, Inc.†	9,416	1,075,025
		1,150,552
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	12,200	425,658
Security Description	Shares/ Principal Amount	Value (Note 2)
Water — 0.0%
American Water Works Co., Inc.	1,264	$111,194
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	12,500	1,042,375
VeriSign, Inc.†	1,366	218,724
		1,261,099
Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	8,394	10,132,229
Alphabet, Inc., Class C†	17,363	20,722,220
		30,854,449
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,066	268,869
Total Common Stocks (cost $375,957,198)		529,940,059
EXCHANGE-TRADED FUNDS — 1.9%
iShares S&P 500 Growth Index Fund	26,176	4,637,602
SPDR Portfolio S&P 500 Growth ETF	148,000	5,659,520
Total Exchange-Traded Funds (cost $9,937,019)		10,297,122
Total Long-Term Investment Securities (cost $385,894,217)		540,237,181
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.72%(1)	718,168	718,168
U.S. Government Agencies — 0.4%
Federal Home Loan Bank 1.88% due 10/01/2018	$1,900,000	1,900,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.05% due 11/01/2018(2)	15,000	14,973
2.11% due 01/03/2019(2)	800,000	795,410
		810,383
Total Short-Term Investment Securities (cost $3,428,761)		3,428,551
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42% dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $$826,029 and collateralized by $865,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $846,388. (cost $826,000)	826,000	826,000
TOTAL INVESTMENTS (cost $390,148,978)(3)	100.0%	544,491,732
Other assets less liabilities	0.0	12,832
NET ASSETS	100.0%	$544,504,564

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of September 30, 2018.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2018	$1,764,220	$1,775,000	$10,780

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$529,940,059	$—	$—	$529,940,059
Exchange-Traded Funds	10,297,122	—	—	10,297,122
Short-Term Investment Securities:
Registered Investment Companies	718,168	—	—	718,168
Other Industries	—	2,710,383	—	2,710,383
Repurchase Agreements	—	826,000	—	826,000
Total Investments at Value	$540,955,349	$3,536,383	$—	$544,491,732
Other Financial Instruments:†
Futures Contracts	$10,780	$—	$—	$10,780

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Medical-Drugs	7.8%
Diversified Banking Institutions	7.5
Oil Companies-Integrated	4.8
Banks-Super Regional	4.7
Electric-Integrated	3.6
Oil Companies-Exploration & Production	3.3
Telephone-Integrated	3.0
Food-Misc./Diversified	2.7
Oil-Field Services	2.5
Diversified Manufacturing Operations	2.4
Chemicals-Diversified	2.3
Cosmetics & Toiletries	2.2
Networking Products	2.1
Electronic Components-Semiconductors	2.0
Real Estate Investment Trusts	2.0
Banks-Commercial	1.9
Insurance-Multi-line	1.8
Medical Instruments	1.7
Investment Management/Advisor Services	1.6
Retail-Discount	1.4
Insurance-Property/Casualty	1.4
Semiconductor Components-Integrated Circuits	1.4
Repurchase Agreements	1.3
Medical Products	1.2
Tobacco	1.2
Transport-Rail	1.2
Insurance-Life/Health	1.2
Multimedia	1.1
Machinery-Construction & Mining	1.1
Exchange-Traded Funds	1.0
Banks-Fiduciary	1.0
Enterprise Software/Service	1.0
Beverages-Non-alcoholic	1.0
Aerospace/Defense-Equipment	1.0
Cable/Satellite TV	0.8
Pipelines	0.8
Medical-Biomedical/Gene	0.7
Food-Wholesale/Distribution	0.7
Electric-Distribution	0.6
Auto-Cars/Light Trucks	0.6
Medical-HMO	0.6
Computer Services	0.6
Retail-Auto Parts	0.6
Hotels/Motels	0.5
Medical-Wholesale Drug Distribution	0.5
Insurance Brokers	0.5
Oil Refining & Marketing	0.5
Computers-Memory Devices	0.5
Engines-Internal Combustion	0.5
Retail-Drug Store	0.5
Airlines	0.5
Transport-Services	0.5
Paper & Related Products	0.5
Retail-Catalog Shopping	0.5
Finance-Consumer Loans	0.4
Wireless Equipment	0.4
Pharmacy Services	0.4
Building Products-Air & Heating	0.4
Retail-Apparel/Shoe	0.4
Building & Construction Products-Misc.	0.4
Retail-Restaurants	0.4%
Electronic Connectors	0.4
Containers-Paper/Plastic	0.4
Building-Residential/Commercial	0.4
Semiconductor Equipment	0.4
Home Decoration Products	0.4
Finance-Investment Banker/Broker	0.3
Aerospace/Defense	0.3
Footwear & Related Apparel	0.3
Diagnostic Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Computers	0.2
Finance-Credit Card	0.2
Cruise Lines	0.2
Instruments-Controls	0.2
Industrial Gases	0.1
Retail-Major Department Stores	0.1
Apparel Manufacturers	0.1
Commercial Services	0.1
Athletic Footwear	0.1
Medical-Hospitals	0.1
Commercial Services-Finance	0.1
Medical Labs & Testing Services	0.1
Consumer Products-Misc.	0.1
Retail-Building Products	0.1
Electric Products-Misc.	0.1
Food-Meat Products	0.1
Agricultural Operations	0.1
Distribution/Wholesale	0.1
Medical-Generic Drugs	0.1
Finance-Other Services	0.1
Advertising Agencies	0.1
Auto-Heavy Duty Trucks	0.1
Food-Retail	0.1
Retail-Regional Department Stores	0.1
Data Processing/Management	0.1
Machinery-Farming	0.1
Metal-Copper	0.1
Steel-Producers	0.1
Retail-Consumer Electronics	0.1
Agricultural Chemicals	0.1
Food-Confectionery	0.1
Tools-Hand Held	0.1
Engineering/R&D Services	0.1
Oil Field Machinery & Equipment	0.1
Gold Mining	0.1
99.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	9,172	$209,764
Omnicom Group, Inc.	5,362	364,723
		574,487
Aerospace/Defense — 0.3%
General Dynamics Corp.	3,328	681,308
Lockheed Martin Corp.	2,250	778,410
Northrop Grumman Corp.	1,332	422,737
Raytheon Co.	2,659	549,509
		2,431,964
Aerospace/Defense-Equipment — 1.0%
Arconic, Inc.	10,273	226,109
Harris Corp.	1,039	175,809
L3 Technologies, Inc.	1,872	398,025
United Technologies Corp.	48,256	6,746,671
		7,546,614
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,181	173,174
Mosaic Co.	8,475	275,268
		448,442
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	13,378	672,512
Airlines — 0.5%
Alaska Air Group, Inc.	2,943	202,655
American Airlines Group, Inc.	4,506	186,233
Delta Air Lines, Inc.	15,036	869,532
Southwest Airlines Co.	31,127	1,943,881
United Continental Holdings, Inc.†	5,473	487,425
		3,689,726
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	4,997	92,095
PVH Corp.	1,833	264,685
Ralph Lauren Corp.	1,320	181,566
Under Armour, Inc., Class A†	4,447	94,365
Under Armour, Inc., Class C†	4,559	88,718
VF Corp.	2,953	275,958
		997,387
Appliances — 0.0%
Whirlpool Corp.	1,543	183,231
Athletic Footwear — 0.1%
NIKE, Inc., Class B	10,099	855,587
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	93,565	865,476
General Motors Co.	31,360	1,055,891
Honda Motor Co., Ltd ADR	91,880	2,763,751
		4,685,118
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	8,378	571,296
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	47,747	2,042,617
Security Description	Shares	Value (Note 2)
Banks-Commercial — 1.9%
BB&T Corp.	140,369	$6,813,511
Citizens Financial Group, Inc.	11,375	438,734
ING Groep NV ADR	189,887	2,462,834
M&T Bank Corp.	28,201	4,640,193
Regions Financial Corp.	26,349	483,504
Zions Bancorporation	4,646	232,997
		15,071,773
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	138,657	7,070,121
Northern Trust Corp.	2,455	250,729
State Street Corp.	9,068	759,717
		8,080,567
Banks-Super Regional — 4.7%
Capital One Financial Corp.	11,434	1,085,430
Comerica, Inc.	2,007	181,031
Fifth Third Bancorp	15,926	444,654
Huntington Bancshares, Inc.	26,391	393,754
KeyCorp	25,143	500,094
PNC Financial Services Group, Inc.	63,744	8,681,295
SunTrust Banks, Inc.	11,011	735,425
US Bancorp	185,078	9,773,969
Wells Fargo & Co.	299,379	15,735,360
		37,531,012
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	50,314	2,324,004
PepsiCo, Inc.	46,739	5,225,420
		7,549,424
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,329	67,181
Brewery — 0.0%
Molson Coors Brewing Co., Class B	4,473	275,089
Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	3,734	119,488
Discovery, Inc., Class C†	8,596	254,270
		373,758
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	57,707	3,021,539
Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	89,505	3,132,675
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	858	156,113
Vulcan Materials Co.	1,549	172,249
		328,362
Building Products-Wood — 0.0%
Masco Corp.	2,499	91,463
Building-Residential/Commercial — 0.4%
Lennar Corp., Class A	2,859	133,487
PulteGroup, Inc.	107,382	2,659,852
		2,793,339
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	173,471	6,142,608
DISH Network Corp., Class A†	5,475	195,786
		6,338,394

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.0%
MGM Resorts International	6,839	$190,876
Chemicals-Diversified — 2.3%
DowDuPont, Inc.	172,227	11,075,918
Eastman Chemical Co.	3,377	323,247
FMC Corp.	35,500	3,094,890
LyondellBasell Industries NV, Class A	35,377	3,626,496
PPG Industries, Inc.	3,008	328,263
		18,448,814
Chemicals-Specialty — 0.0%
Albemarle Corp.	1,063	106,066
International Flavors & Fragrances, Inc.	855	118,948
		225,014
Commercial Services — 0.1%
Ecolab, Inc.	3,281	514,395
Nielsen Holdings PLC	8,514	235,497
Quanta Services, Inc.†	3,556	118,700
		868,592
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,180	154,073
H&R Block, Inc.	1,768	45,526
IHS Markit, Ltd.†	8,526	460,063
Western Union Co.	6,520	124,271
		783,933
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,038	318,152
Computer Services — 0.6%
Accenture PLC, Class A	5,666	964,353
DXC Technology Co.	3,225	301,602
International Business Machines Corp.	21,815	3,298,646
		4,564,601
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,431	177,827
Citrix Systems, Inc.†	1,355	150,622
		328,449
Computers — 0.2%
Hewlett Packard Enterprise Co.	35,172	573,655
HP, Inc.	37,819	974,596
		1,548,251
Computers-Memory Devices — 0.5%
NetApp, Inc.	37,398	3,212,114
Seagate Technology PLC	6,246	295,748
Western Digital Corp.	6,963	407,614
		3,915,476
Consulting Services — 0.0%
Verisk Analytics, Inc.†	1,417	170,819
Consumer Products-Misc. — 0.1%
Clorox Co.	1,316	197,939
Kimberly-Clark Corp.	4,653	528,767
		726,706
Security Description	Shares	Value (Note 2)
Containers-Metal/Glass — 0.0%
Ball Corp.	8,219	$361,554
Containers-Paper/Plastic — 0.4%
Packaging Corp. of America	790	86,655
Sealed Air Corp.	2,353	94,473
WestRock Co.	49,577	2,649,395
		2,830,523
Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	10,992	735,915
Coty, Inc., Class A	10,766	135,221
Procter & Gamble Co.	133,279	11,092,811
Unilever NV	78,226	4,345,454
Unilever NV CVA	23,190	1,291,446
		17,600,847
Cruise Lines — 0.2%
Carnival Corp.	19,741	1,258,884
Royal Caribbean Cruises, Ltd.	1,392	180,876
		1,439,760
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	2,986	325,683
Paychex, Inc.	2,678	197,235
		522,918
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	5,314	200,550
Diagnostic Equipment — 0.3%
Danaher Corp.	14,717	1,599,149
Thermo Fisher Scientific, Inc.	2,695	657,796
		2,256,945
Dialysis Centers — 0.0%
DaVita, Inc.†	3,032	217,182
Distribution/Wholesale — 0.1%
Fastenal Co.	3,018	175,104
LKQ Corp.†	3,193	101,122
WW Grainger, Inc.	1,087	388,505
		664,731
Diversified Banking Institutions — 7.5%
Bank of America Corp.	531,743	15,665,149
Citigroup, Inc.	179,234	12,858,247
Goldman Sachs Group, Inc.	8,392	1,881,822
JPMorgan Chase & Co.	241,887	27,294,529
Morgan Stanley	31,692	1,475,897
		59,175,644
Diversified Manufacturing Operations — 2.4%
Eaton Corp. PLC	90,342	7,835,362
General Electric Co.	311,625	3,518,246
Ingersoll-Rand PLC	45,321	4,636,338
Parker-Hannifin Corp.	1,392	256,031
Siemens AG	20,810	2,665,976
Textron, Inc.	5,937	424,317
		19,336,270

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 0.0%
Expedia Group, Inc.	1,165	$152,009
TripAdvisor, Inc.†	1,540	78,648
		230,657
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,862	678,652
Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	11,761	325,192
PPL Corp.	16,720	489,227
Sempra Energy	34,054	3,873,642
		4,688,061
Electric-Integrated — 3.6%
AES Corp.	15,814	221,396
Alliant Energy Corp.	5,587	237,838
Ameren Corp.	5,833	368,762
American Electric Power Co., Inc.	11,781	835,037
CMS Energy Corp.	6,770	331,730
Consolidated Edison, Inc.	7,435	566,473
Dominion Energy, Inc.	9,687	680,802
DTE Energy Co.	4,344	474,061
Duke Energy Corp.	17,025	1,362,340
Edison International	109,926	7,439,792
Entergy Corp.	4,322	350,644
Evergy, Inc.	6,493	356,595
Eversource Energy	46,414	2,851,676
Exelon Corp.	23,085	1,007,891
FirstEnergy Corp.	6,853	254,726
NextEra Energy, Inc.	5,523	925,655
PG&E Corp.	12,360	568,684
Pinnacle West Capital Corp.	2,676	211,886
Public Service Enterprise Group, Inc.	12,077	637,545
SCANA Corp.	3,409	132,576
Southern Co.	24,238	1,056,777
WEC Energy Group, Inc.	4,374	292,008
Xcel Energy, Inc.	161,303	7,615,115
		28,780,009
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,444	101,152
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	13,532	418,003
Intel Corp.	322,399	15,246,249
Xilinx, Inc.	2,357	188,961
		15,853,213
Electronic Connectors — 0.4%
TE Connectivity, Ltd.	33,222	2,921,210
Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.	1,056	64,912
Fortive Corp.	2,499	210,416
		275,328
Electronic Security Devices — 0.0%
Allegion PLC	795	72,003
Security Description	Shares	Value (Note 2)
Engineering/R&D Services — 0.1%
Fluor Corp.	3,361	$195,274
Jacobs Engineering Group, Inc.	2,849	217,949
		413,223
Engines-Internal Combustion — 0.5%
Cummins, Inc.	26,791	3,913,361
Enterprise Software/Service — 1.0%
CA, Inc.	7,496	330,948
Oracle Corp.	143,762	7,412,369
		7,743,317
Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	952	131,366
Finance-Consumer Loans — 0.4%
Synchrony Financial	113,295	3,521,209
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	440	103,910
American Express Co.	6,750	718,808
Discover Financial Services	8,189	626,049
		1,448,767
Finance-Investment Banker/Broker — 0.3%
Jefferies Financial Group, Inc.	6,931	152,205
TD Ameritrade Holding Corp.	48,092	2,540,700
		2,692,905
Finance-Other Services — 0.1%
CME Group, Inc.	2,686	457,184
Nasdaq, Inc.	1,431	122,780
		579,964
Food-Confectionery — 0.1%
Hershey Co.	1,537	156,774
J.M. Smucker Co.	2,718	278,894
		435,668
Food-Meat Products — 0.1%
Hormel Foods Corp.	6,498	256,021
Tyson Foods, Inc., Class A	7,072	420,996
		677,017
Food-Misc./Diversified — 2.7%
Campbell Soup Co.	4,599	168,461
Conagra Brands, Inc.	75,310	2,558,281
General Mills, Inc.	9,258	397,353
Kellogg Co.	22,101	1,547,512
Kraft Heinz Co.	14,861	818,990
McCormick & Co., Inc.	1,478	194,726
Mondelez International, Inc., Class A	272,549	11,708,705
Nestle SA ADR	49,884	4,150,349
		21,544,377
Food-Retail — 0.1%
Kroger Co.	19,040	554,254
Food-Wholesale/Distribution — 0.7%
Sysco Corp.	29,039	2,127,107
US Foods Holding Corp.†	107,213	3,304,304
		5,431,411

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	86,200	$2,407,566
Gas-Distribution — 0.0%
NiSource, Inc.	8,677	216,231
Gold Mining — 0.1%
Newmont Mining Corp.	12,748	384,990
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	2,053	120,470
Home Decoration Products — 0.4%
Newell Brands, Inc.	136,173	2,764,312
Home Furnishings — 0.0%
Leggett & Platt, Inc.	3,111	136,231
Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	53,532	4,324,315
Human Resources — 0.0%
Robert Half International, Inc.	1,200	84,456
Independent Power Producers — 0.0%
NRG Energy, Inc.	3,336	124,766
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	913	171,206
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,354	560,286
Praxair, Inc.	3,299	530,248
		1,090,534
Instruments-Controls — 0.2%
Honeywell International, Inc.	7,277	1,210,893
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,006	97,854
Insurance Brokers — 0.5%
Aon PLC	2,378	365,689
Arthur J. Gallagher & Co.	2,139	159,227
Marsh & McLennan Cos., Inc.	40,362	3,338,745
Willis Towers Watson PLC	1,813	255,524
		4,119,185
Insurance-Life/Health — 1.2%
Aflac, Inc.	75,780	3,566,965
Brighthouse Financial, Inc.†	2,863	126,659
Lincoln National Corp.	5,179	350,411
Principal Financial Group, Inc.	64,942	3,804,952
Prudential Financial, Inc.	9,966	1,009,755
Torchmark Corp.	1,437	124,573
Unum Group	5,227	204,219
		9,187,534
Insurance-Multi-line — 1.8%
Allstate Corp.	4,386	432,898
American International Group, Inc.(1)	21,234	1,130,498
Assurant, Inc.	1,262	136,233
Chubb, Ltd.	77,650	10,377,146
Cincinnati Financial Corp.	3,615	277,668
Hartford Financial Services Group, Inc.	8,566	427,957
Loews Corp.	6,646	333,829
MetLife, Inc.	23,776	1,110,815
		14,227,044
Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty — 1.4%
Berkshire Hathaway, Inc., Class B†	46,591	$9,975,599
Travelers Cos., Inc.	6,398	829,885
		10,805,484
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	976	222,987
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	610	121,646
Internet Security — 0.0%
Symantec Corp.	8,170	173,858
Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.	702	95,977
Ameriprise Financial, Inc.	25,321	3,738,899
BlackRock, Inc.	1,204	567,481
Franklin Resources, Inc.	7,306	222,176
Invesco, Ltd.	357,474	8,179,005
Raymond James Financial, Inc.	1,632	150,226
		12,953,764
Machinery-Construction & Mining — 1.1%
Atlas Copco AB, Class B	131,990	3,522,001
Caterpillar, Inc.	34,117	5,202,501
		8,724,502
Machinery-Farming — 0.1%
Deere & Co.	3,460	520,142
Machinery-Material Handling — 0.0%
Dover Corp.	1,553	137,487
Machinery-Pumps — 0.0%
Flowserve Corp.	3,127	171,016
Xylem, Inc.	1,331	106,307
		277,323
Medical Instruments — 1.7%
Medtronic PLC	138,753	13,649,133
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,627	211,087
Laboratory Corp. of America Holdings†	1,023	177,675
Quest Diagnostics, Inc.	3,266	352,434
		741,196
Medical Products — 1.2%
Abbott Laboratories	21,230	1,557,433
Baxter International, Inc.	5,225	402,795
Henry Schein, Inc.†	19,399	1,649,497
Varian Medical Systems, Inc.†	1,028	115,064
Zimmer Biomet Holdings, Inc.	46,170	6,069,970
		9,794,759
Medical-Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	2,557	355,449
Amgen, Inc.	6,343	1,314,840
Biogen, Inc.†	1,492	527,139
Gilead Sciences, Inc.	10,844	837,265
Vertex Pharmaceuticals, Inc.†	13,489	2,599,870
		5,634,563

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 7.8%
Allergan PLC	46,099	$8,780,937
AstraZeneca PLC ADR	99,916	3,953,676
Bristol-Myers Squibb Co.	87,695	5,444,106
Eli Lilly & Co.	51,242	5,498,779
Johnson & Johnson	95,044	13,132,229
Merck & Co., Inc.	114,054	8,090,991
Pfizer, Inc.	253,346	11,164,958
Roche Holding AG	8,170	1,979,231
Roche Holding AG ADR	112,216	3,384,435
		61,429,342
Medical-Generic Drugs — 0.1%
Mylan NV†	12,322	450,985
Perrigo Co. PLC	1,926	136,361
		587,346
Medical-HMO — 0.6%
Aetna, Inc.	3,909	792,941
Anthem, Inc.	2,920	800,226
Cigna Corp.	8,250	1,718,063
Humana, Inc.	3,293	1,114,746
WellCare Health Plans, Inc.†	454	145,502
		4,571,478
Medical-Hospitals — 0.1%
Envision Healthcare Corp.†	2,895	132,388
HCA Healthcare, Inc.	2,967	412,769
Universal Health Services, Inc., Class B	2,057	262,967
		808,124
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,826	352,834
Cardinal Health, Inc.	7,381	398,574
McKesson Corp.	25,824	3,425,553
		4,176,961
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	34,631	482,064
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,981	180,339
Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	25,192	1,167,145
Twenty-First Century Fox, Inc., Class B	11,642	533,436
Viacom, Inc., Class B	145,556	4,913,971
Walt Disney Co.	18,839	2,203,033
		8,817,585
Networking Products — 2.1%
Cisco Systems, Inc.	340,126	16,547,130
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,813	204,393
Office Automation & Equipment — 0.0%
Xerox Corp.	5,304	143,102
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,604	179,077
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 3.3%
Anadarko Petroleum Corp.	53,749	$3,623,220
Apache Corp.	9,141	435,751
Cabot Oil & Gas Corp.	5,694	128,229
Cimarex Energy Co.	1,550	144,057
Concho Resources, Inc.†	4,786	731,062
ConocoPhillips	27,774	2,149,708
Devon Energy Corp.	12,160	485,670
EOG Resources, Inc.	49,825	6,356,175
EQT Corp.	56,160	2,483,957
Hess Corp.	4,151	297,129
Marathon Oil Corp.	20,414	475,238
Newfield Exploration Co.†	4,777	137,721
Noble Energy, Inc.	88,396	2,757,071
Occidental Petroleum Corp.	18,277	1,501,821
Pioneer Natural Resources Co.	24,418	4,253,371
		25,960,180
Oil Companies-Integrated — 4.8%
Chevron Corp.	175,928	21,512,476
Exxon Mobil Corp.	101,187	8,602,919
Royal Dutch Shell PLC, Class B ADR	21,840	1,549,111
TOTAL SA ADR	100,920	6,498,239
		38,162,745
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	9,145	393,967
Oil Refining & Marketing — 0.5%
Andeavor	3,323	510,080
HollyFrontier Corp.	3,874	270,793
Marathon Petroleum Corp.	10,779	861,997
Phillips 66	10,208	1,150,646
Valero Energy Corp.	10,215	1,161,956
		3,955,472
Oil-Field Services — 2.5%
Baker Hughes a GE Co., LLC	104,262	3,527,183
Halliburton Co.	113,430	4,597,318
Schlumberger, Ltd.	187,990	11,452,351
TechnipFMC PLC	10,211	319,094
		19,895,946
Paper & Related Products — 0.5%
International Paper Co.	74,301	3,651,894
Pharmacy Services — 0.4%
CVS Health Corp.	24,332	1,915,415
Express Scripts Holding Co.†	13,437	1,276,649
		3,192,064
Pipelines — 0.8%
Kinder Morgan, Inc.	264,321	4,686,411
ONEOK, Inc.	9,829	666,308
Williams Cos., Inc.	28,904	785,900
		6,138,619
Publishing-Newspapers — 0.0%
News Corp., Class A	9,163	120,860
News Corp., Class B	2,958	40,229
		161,089

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities, Inc.	1,163	$146,294
Apartment Investment & Management Co., Class A	2,106	92,938
AvalonBay Communities, Inc.	1,850	335,127
Boston Properties, Inc.	2,067	254,427
Brixmor Property Group, Inc.	213,947	3,746,212
Crown Castle International Corp.	3,173	353,250
Digital Realty Trust, Inc.	1,970	221,586
Duke Realty Corp.	8,539	242,251
Equity Residential	8,802	583,220
Essex Property Trust, Inc.	758	187,006
Federal Realty Investment Trust	931	117,744
HCP, Inc.	11,229	295,547
Host Hotels & Resorts, Inc.	17,726	374,019
Iron Mountain, Inc.	3,761	129,830
Kimco Realty Corp.	10,071	168,589
Macerich Co.	2,528	139,773
Mid-America Apartment Communities, Inc.	2,720	272,490
Park Hotels & Resorts, Inc.	125,928	4,132,957
Public Storage	1,576	317,769
Realty Income Corp.	6,932	394,361
Regency Centers Corp.	4,049	261,849
Simon Property Group, Inc.	3,769	666,171
SL Green Realty Corp.	2,069	201,790
UDR, Inc.	2,175	87,935
Ventas, Inc.	8,519	463,263
Vornado Realty Trust	1,448	105,704
Welltower, Inc.	8,891	571,869
Weyerhaeuser Co.	18,108	584,345
		15,448,316
Retail-Apparel/Shoe — 0.4%
Foot Locker, Inc.	2,794	142,438
Gap, Inc.	5,186	149,616
L Brands, Inc.	74,571	2,259,501
Ross Stores, Inc.	3,060	303,246
Tapestry, Inc.	4,199	211,084
		3,065,885
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	12,671	2,132,909
AutoZone, Inc.†	2,150	1,667,755
Genuine Parts Co.	3,507	348,596
O'Reilly Automotive, Inc.†	886	307,726
		4,456,986
Retail-Automobile — 0.0%
CarMax, Inc.†	2,110	157,554
Retail-Building Products — 0.1%
Lowe's Cos., Inc.	6,202	712,114
Retail-Catalog Shopping — 0.5%
Qurate Retail, Inc.†	163,278	3,626,404
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,809	461,002
Security Description	Shares	Value (Note 2)
Retail-Discount — 1.4%
Costco Wholesale Corp.	10,481	$2,461,777
Dollar General Corp.	3,300	360,690
Target Corp.	25,780	2,274,054
Walmart, Inc.	65,048	6,108,658
		11,205,179
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	51,171	3,730,366
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,718	156,132
Retail-Jewelry — 0.0%
Tiffany & Co.	1,510	194,745
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,739	163,819
TJX Cos., Inc.	8,243	923,381
		1,087,200
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	421	118,773
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	3,984	297,007
Macy's, Inc.	7,337	254,814
		551,821
Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	357	162,264
Darden Restaurants, Inc.	1,186	131,871
McDonald's Corp.	9,970	1,667,881
Starbucks Corp.	11,608	659,799
Yum! Brands, Inc.	4,172	379,277
		3,001,092
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	5,665	132,504
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	8,337	142,729
Semiconductor Components-Integrated Circuits — 1.4%
QUALCOMM, Inc.	107,777	7,763,177
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	67,131	2,964,505
		10,727,682
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	71,690	2,770,818
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	331	84,762
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,757	163,683
Steel-Producers — 0.1%
Nucor Corp.	7,561	479,745
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	8,241	246,983
Telephone-Integrated — 3.0%
AT&T, Inc.	173,561	5,828,178
CenturyLink, Inc.	22,717	481,600
Verizon Communications, Inc.	328,468	17,536,907
		23,846,685

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Television — 0.0%
CBS Corp., Class B	4,450	$255,653
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	530	92,936
Tobacco — 1.2%
Altria Group, Inc.	19,824	1,195,586
British American Tobacco PLC ADR	78,353	3,653,600
Philip Morris International, Inc.	57,015	4,649,003
		9,498,189
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,348	247,493
Stanley Black & Decker, Inc.	1,243	182,025
		429,518
Toys — 0.0%
Hasbro, Inc.	1,284	134,974
Mattel, Inc.†	6,004	94,263
		229,237
Transport-Rail — 1.2%
Kansas City Southern	1,294	146,584
Norfolk Southern Corp.	3,681	664,421
Union Pacific Corp.	51,580	8,398,771
		9,209,776
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	3,311	324,213
Expeditors International of Washington, Inc.	1,875	137,869
FedEx Corp.	2,500	601,975
United Parcel Service, Inc., Class B	22,272	2,600,256
		3,664,313
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	899	106,927
Water — 0.0%
American Water Works Co., Inc.	1,941	170,750
Water Treatment Systems — 0.0%
Pentair PLC	3,857	167,201
Wireless Equipment — 0.4%
Nokia OYJ ADR	584,599	3,262,062
Total Common Stocks (cost $671,922,602)		766,456,358
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF	51,360	6,503,203
iShares S&P 500 Value ETF	14,548	1,685,240
Total Exchange-Traded Funds (cost $7,999,593)		8,188,443
Total Long-Term Investment Securities (cost $679,922,195)		774,644,801
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.03% due 12/06/2018(2) (cost $69,740)	$70,000	$69,727
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $676,024 and collateralized by $695,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $690,268	676,000	676,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	1,800,000	1,800,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	600,000	600,000
BNP Paribas SA Joint Repurchase Agreement(3)	3,420,000	3,420,000
Deutsche Bank AG Joint Repurchase Agreement(3)	635,000	635,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	2,805,000	2,805,000
Total Repurchase Agreements (cost $9,936,000)		9,936,000
TOTAL INVESTMENTS (cost $689,927,935)(4)	99.1%	784,650,528
Other assets less liabilities	0.9	7,449,735
NET ASSETS	100.0%	$792,100,263

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2018	$1,143,720	$1,136,600	($7,120)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	265,449,636	USD	2,373,922	12/28/2018	$20,904	$—
Credit Suisse AG	EUR	7,589,758	USD	8,989,325	12/31/2018	108,287	—
Goldman Sachs & Co.	SEK	25,357,919	USD	2,908,303	12/28/2018	32,617	—
Morgan Stanley Capital Services, Inc.	GBP	1,267,408	USD	1,685,373	12/31/2018	25,965	—
	USD	358,939	GBP	272,807	12/31/2018	—	(1,755)
						25,965	(1,755)
UBS AG	CHF	1,639,944	USD	1,721,486	12/31/2018	35,660	—
Net Unrealized Appreciation (Depreciation)						$223,433	$(1,755)

CHF — Swiss Franc
EUR — Euro Currency
GBP — Pound Sterling
JPY — Japanese Yen
SEK — Swedish Krona
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$766,456,358	$—	$—	$766,456,358
Exchange-Traded Funds	8,188,443	—	—	8,188,443
Short-Term Investment Securities	—	69,727	—	69,727
Repurchase Agreements	—	9,936,000	—	9,936,000
Total Investments at Value	$774,644,801	$10,005,727	$—	$784,650,528
Other Financial Instruments:+
Futures Contracts	$—	$—	$—	$—
Forward Foreign Currency Contracts	—	223,433	—	223,433
Total Other Financial Instruments	$—	$223,433	$—	$223,433
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$7,120	$—	$—	$7,120
Forward Foreign Currency Contracts	—	1,755	—	1,755
Total Other Financial Instruments	$7,120	$1,755	$—	$8,875

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Enterprise Software/Service	5.3%
Medical-Biomedical/Gene	4.1
Commercial Services-Finance	3.5
Applications Software	3.4
Electronic Components-Semiconductors	3.0
Medical Products	2.5
E-Commerce/Services	2.3
Data Processing/Management	2.3
Commercial Services	2.1
Hotels/Motels	1.9
Repurchase Agreements	1.8
Computer Aided Design	1.8
Medical Instruments	1.6
Retail-Apparel/Shoe	1.6
Web Hosting/Design	1.6
Semiconductor Equipment	1.5
Dental Supplies & Equipment	1.5
Oil Companies-Exploration & Production	1.5
Industrial Automated/Robotic	1.4
Finance-Investment Banker/Broker	1.3
Computer Software	1.2
Real Estate Investment Trusts	1.2
Machinery-General Industrial	1.2
Drug Delivery Systems	1.2
Building Products-Cement	1.2
Aerospace/Defense-Equipment	1.1
Retail-Restaurants	1.1
E-Commerce/Products	1.1
Consulting Services	1.0
Resorts/Theme Parks	1.0
Medical-HMO	1.0
Distribution/Wholesale	1.0
Apparel Manufacturers	1.0
Food-Misc./Diversified	0.9
Airlines	0.9
Patient Monitoring Equipment	0.8
Banks-Commercial	0.8
Retail-Discount	0.8
Schools	0.8
Retail-Auto Parts	0.8
Electronic Measurement Instruments	0.8
Office Automation & Equipment	0.7
Exchange-Traded Funds	0.7
Casino Hotels	0.7
Containers-Paper/Plastic	0.7
Semiconductor Components-Integrated Circuits	0.7
Internet Security	0.7
Medical-Drugs	0.7
Transport-Truck	0.7
Auto/Truck Parts & Equipment-Original	0.6
Internet Content-Information/News	0.6
Beverages-Non-alcoholic	0.6
Therapeutics	0.6
Auto-Cars/Light Trucks	0.5
Electronic Connectors	0.5
Cruise Lines	0.5
Lasers-System/Components	0.5
Aerospace/Defense	0.5
Diversified Manufacturing Operations	0.5
Investment Management/Advisor Services	0.5
Diagnostic Kits	0.5%
Building-Residential/Commercial	0.5
Retail-Floor Coverings	0.5
Finance-Other Services	0.5
Recreational Vehicles	0.5
Retail-Automobile	0.4
Real Estate Management/Services	0.4
Recreational Centers	0.4
Transport-Services	0.4
Entertainment Software	0.4
Textile-Home Furnishings	0.4
Machinery-Pumps	0.4
Computer Services	0.4
Retail-Perfume & Cosmetics	0.4
Insurance-Property/Casualty	0.4
Chemicals-Diversified	0.4
Computers-Memory Devices	0.4
Finance-Credit Card	0.3
Consumer Products-Misc.	0.3
Containers-Metal/Glass	0.3
Security Services	0.3
Computers-Periphery Equipment	0.3
Chemicals-Specialty	0.3
Electronic Components-Misc.	0.3
Medical Information Systems	0.3
Instruments-Controls	0.3
Soap & Cleaning Preparation	0.3
E-Services/Consulting	0.3
Beverages-Wine/Spirits	0.3
Food-Confectionery	0.3
Decision Support Software	0.3
Electronic Security Devices	0.3
Lighting Products & Systems	0.3
Medical Labs & Testing Services	0.3
Shipbuilding	0.2
Power Converter/Supply Equipment	0.2
Computer Data Security	0.2
Television	0.2
Pipelines	0.2
Coatings/Paint	0.2
Insurance Brokers	0.2
Internet Content-Entertainment	0.2
Medical-Wholesale Drug Distribution	0.2
Internet Application Software	0.2
Electric Products-Misc.	0.2
Funeral Services & Related Items	0.2
Retail-Gardening Products	0.2
Wireless Equipment	0.2
Advertising Agencies	0.2
Building & Construction Products-Misc.	0.2
Networking Products	0.2
Transport-Rail	0.2
Human Resources	0.2
Internet Telephone	0.2
Gas-Distribution	0.2
Respiratory Products	0.2
Non-Hazardous Waste Disposal	0.2
Building-Maintenance & Services	0.2
Food-Meat Products	0.2
Multimedia	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Garden Products	0.1%
Instruments-Scientific	0.1
Rental Auto/Equipment	0.1
Medical-Hospitals	0.1
Retail-Jewelry	0.1
Telephone-Integrated	0.1
Machinery-Electrical	0.1
Theaters	0.1
Internet Infrastructure Software	0.1
Filtration/Separation Products	0.1
Banks-Fiduciary	0.1
Tools-Hand Held	0.1
Toys	0.1
Dialysis Centers	0.1
Disposable Medical Products	0.1
Office Supplies & Forms	0.1
Insurance-Reinsurance	0.1
Retail-Misc./Diversified	0.1
Water	0.1
Paper & Related Products	0.1
Auction Houses/Art Dealers	0.1
Finance-Consumer Loans	0.1
Food-Catering	0.1
Insurance-Multi-line	0.1
Radio	0.1
Engines-Internal Combustion	0.1
Retail-Convenience Store	0.1
Building Products-Wood	0.1
Food-Retail	0.1
Physical Therapy/Rehabilitation Centers	0.1
Industrial Gases	0.1
Building Products-Air & Heating	0.1
Retail-Major Department Stores	0.1
Agricultural Chemicals	0.1
Auto-Heavy Duty Trucks	0.1
Steel Pipe & Tube	0.1
Machine Tools & Related Products	0.1
Banks-Super Regional	0.1
Cable/Satellite TV	0.1
Retail-Mail Order	0.1
Medical-Outpatient/Home Medical	0.1
Retail-Consumer Electronics	0.1
Finance-Auto Loans	0.1
Finance-Mortgage Loan/Banker	0.1
U.S. Government Treasuries	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.7%
Advanced Materials — 0.0%
Hexcel Corp.	456	$30,575
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	4,748	108,587
Omnicom Group, Inc.	5,005	340,440
		449,027
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	531	74,589
Spirit AeroSystems Holdings, Inc., Class A	2,737	250,901
TransDigm Group, Inc.†	2,397	892,403
		1,217,893
Aerospace/Defense-Equipment — 1.1%
Curtiss-Wright Corp.	83	11,406
Harris Corp.	12,112	2,049,472
HEICO Corp.	930	86,127
HEICO Corp., Class A	1,832	138,316
L3 Technologies, Inc.	1,750	372,085
		2,657,406
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,900	157,876
Airlines — 0.9%
Alaska Air Group, Inc.	5,100	351,186
American Airlines Group, Inc.	6,700	276,911
Copa Holdings SA, Class A	1,000	79,840
JetBlue Airways Corp.†	59,139	1,144,931
United Continental Holdings, Inc.†	3,000	267,180
		2,120,048
Apparel Manufacturers — 1.0%
Carter's, Inc.	1,118	110,235
Columbia Sportswear Co.	92	8,562
Hanesbrands, Inc.	8,675	159,880
Michael Kors Holdings, Ltd.†	1,860	127,522
PVH Corp.	1,100	158,840
Under Armour, Inc., Class A†	14,653	310,937
Under Armour, Inc., Class C†	42,655	830,066
VF Corp.	6,029	563,410
		2,269,452
Applications Software — 3.2%
CDK Global, Inc.	8,184	511,991
PTC, Inc.†	2,766	293,721
RealPage, Inc.†	4,723	311,246
Red Hat, Inc.†	8,784	1,197,083
ServiceNow, Inc.†	23,379	4,573,634
Tableau Software, Inc., Class A†	4,790	535,235
		7,422,910
Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	3,100	112,003
Sotheby's†	2,000	98,380
		210,383
Auto-Cars/Light Trucks — 0.5%
Ferrari NV	9,194	1,258,751
Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	$156,837
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	2,919	151,817
Altra Industrial Motion Corp.	1,128	27,720
Aptiv PLC	11,957	1,003,192
Lear Corp.	168	24,360
Visteon Corp.†	451	41,898
WABCO Holdings, Inc.†	2,194	258,761
		1,507,748
Banks-Commercial — 0.8%
BankUnited, Inc.	2,500	88,500
East West Bancorp, Inc.	262	15,817
First Republic Bank	5,300	508,800
Pinnacle Financial Partners, Inc.	2,383	143,337
Signature Bank	1,920	220,493
SVB Financial Group†	1,811	562,913
Synovus Financial Corp.	221	10,120
Texas Capital Bancshares, Inc.†	762	62,979
Webster Financial Corp.	4,000	235,840
Western Alliance Bancorp†	1,432	81,467
		1,930,266
Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,310	235,920
State Street Corp.	600	50,268
		286,188
Banks-Super Regional — 0.1%
Comerica, Inc.	240	21,648
Fifth Third Bancorp	4,100	114,472
		136,120
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	820	48,093
Beverages-Non-alcoholic — 0.6%
Keurig Dr Pepper, Inc.	8,736	202,413
Monster Beverage Corp.†	19,780	1,152,778
		1,355,191
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,241	63,043
Brown-Forman Corp., Class B	12,123	612,817
		675,860
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.†	1,089	75,794
Fortune Brands Home & Security, Inc.	7,053	369,295
		445,089
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	832	181,709
Building Products-Cement — 1.2%
Eagle Materials, Inc.	2,603	221,880
Martin Marietta Materials, Inc.	1,394	253,638
Vulcan Materials Co.	19,986	2,222,443
		2,697,961
Building Products-Wood — 0.1%
Masco Corp.	5,113	187,136

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Maintenance & Services — 0.2%
Rollins, Inc.	6,137	$372,455
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,002	83,867
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	4,895	206,471
Lennar Corp., Class A	3,671	171,399
Lennar Corp., Class B	202	7,777
NVR, Inc.†	177	437,332
PulteGroup, Inc.	1,995	49,416
Toll Brothers, Inc.	6,130	202,474
		1,074,869
Cable/Satellite TV — 0.1%
Altice USA, Inc., Class A	2,387	43,300
Cable One, Inc.	103	91,012
		134,312
Casino Hotels — 0.7%
Melco Resorts & Entertainment, Ltd. ADR	40,067	847,417
MGM Resorts International	9,218	257,275
Wynn Resorts, Ltd.	4,388	557,539
		1,662,231
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	3,981	453,834
FMC Corp.	1,320	115,078
PPG Industries, Inc.	2,000	218,260
Westlake Chemical Corp.	812	67,485
		854,657
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	96,184
Chemicals-Specialty — 0.3%
Chemours Co.	4,305	169,789
International Flavors & Fragrances, Inc.	808	112,409
NewMarket Corp.	181	73,397
Platform Specialty Products Corp.†	2,683	33,457
Univar, Inc.†	418	12,816
Valvoline, Inc.	8,814	189,589
Versum Materials, Inc.	2,628	94,634
W.R. Grace & Co.	1,195	85,395
		771,486
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	6,079	177,264
RPM International, Inc.	4,845	314,634
		491,898
Commercial Services — 2.1%
Cintas Corp.	4,112	813,395
CoreLogic, Inc.†	6,732	332,628
CoStar Group, Inc.†	8,107	3,411,750
Nielsen Holdings PLC	7,900	218,514
Quanta Services, Inc.†	1,048	34,982
ServiceMaster Global Holdings, Inc.†	3,282	203,582
		5,014,851
Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 3.5%
Equifax, Inc.	4,084	$533,248
Euronet Worldwide, Inc.†	2,199	220,384
FleetCor Technologies, Inc.†	4,603	1,048,747
Global Payments, Inc.	8,643	1,101,118
H&R Block, Inc.	916	23,587
IHS Markit, Ltd.†	5,491	296,294
MarketAxess Holdings, Inc.	1,646	293,794
Moody's Corp.	7,233	1,209,358
Morningstar, Inc.	439	55,270
Sabre Corp.	13,057	340,527
Square, Inc., Class A†	6,921	685,248
Total System Services, Inc.	4,354	429,914
TransUnion	9,950	732,121
Western Union Co.	3,076	58,629
WEX, Inc.†	2,397	481,222
Worldpay, Inc., Class A†	7,529	762,462
		8,271,923
Computer Aided Design — 1.8%
ANSYS, Inc.†	2,815	525,504
Aspen Technology, Inc.†	1,634	186,129
Autodesk, Inc.†	15,917	2,484,803
Cadence Design Systems, Inc.†	13,655	618,845
Synopsys, Inc.†	3,936	388,129
		4,203,410
Computer Data Security — 0.2%
Fortinet, Inc.†	5,764	531,844
Computer Services — 0.4%
Dell Technologies, Inc., Class V†	348	33,798
EPAM Systems, Inc.†	2,127	292,888
Genpact, Ltd.	5,159	157,917
Leidos Holdings, Inc.	4,600	318,136
Teradata Corp.†	2,072	78,135
		880,874
Computer Software — 1.2%
Akamai Technologies, Inc.†	3,760	275,044
Citrix Systems, Inc.†	3,273	363,827
Dropbox, Inc., Class A†	7,369	197,710
Pivotal Software, Inc., Class A†	4,895	95,844
Splunk, Inc.†	7,504	907,309
SS&C Technologies Holdings, Inc.	11,843	673,038
Zuora, Inc., Class A†(3)	13,377	309,142
		2,821,914
Computers — 0.0%
Nutanix, Inc., Class A†	2,574	109,961
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,345	66,621
Computers-Memory Devices — 0.4%
NetApp, Inc.	6,495	557,855
Pure Storage, Inc., Class A†	11,241	291,704
		849,559
Computers-Periphery Equipment — 0.3%
Logitech International SA	796	35,597

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Periphery Equipment (continued)
Logitech International SA	16,509	$737,808
		773,405
Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.	11,552	573,326
Gartner, Inc.†	5,842	925,957
Verisk Analytics, Inc.†	7,681	925,944
		2,425,227
Consumer Products-Misc. — 0.3%
Clorox Co.	5,332	801,986
Containers-Metal/Glass — 0.3%
Ball Corp.	14,300	629,057
Crown Holdings, Inc.†	3,126	150,048
Silgan Holdings, Inc.	630	17,514
		796,619
Containers-Paper/Plastic — 0.7%
Berry Global Group, Inc.†	1,595	77,182
Graphic Packaging Holding Co.	1,271	17,807
Packaging Corp. of America	10,772	1,181,581
Sealed Air Corp.	8,636	346,735
		1,623,305
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	18,160	1,042,929
Royal Caribbean Cruises, Ltd.	1,600	207,904
		1,250,833
Data Processing/Management — 2.3%
Broadridge Financial Solutions, Inc.	2,839	374,606
DocuSign, Inc.†	1,125	59,141
Dun & Bradstreet Corp.	392	55,864
Fair Isaac Corp.†	5,237	1,196,916
Fidelity National Information Services, Inc.	6,378	695,649
First Data Corp., Class A†	13,156	321,927
Fiserv, Inc.†	18,611	1,533,174
Jack Henry & Associates, Inc.	1,861	297,909
Paychex, Inc.	10,317	759,847
		5,295,033
Decision Support Software — 0.3%
MSCI, Inc.	3,530	626,257
Dental Supplies & Equipment — 1.5%
Align Technology, Inc.†	8,946	3,499,854
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	3,958	988,154
QIAGEN NV†	2,700	102,276
		1,090,430
Dialysis Centers — 0.1%
DaVita, Inc.†	3,505	251,063
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	377	106,597
STERIS PLC	1,100	125,840
		232,437
Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 1.0%
Fastenal Co.	8,152	$472,979
HD Supply Holdings, Inc.†	11,241	481,002
KAR Auction Services, Inc.	9,046	539,956
LKQ Corp.†	1,247	39,492
Pool Corp.	951	158,703
Watsco, Inc.	1,419	252,724
WW Grainger, Inc.	1,099	392,794
		2,337,650
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	7,537	402,250
Ingersoll-Rand PLC	3,241	331,554
Parker-Hannifin Corp.	578	106,312
Textron, Inc.	4,135	295,528
		1,135,644
Diversified Operations — 0.0%
Spectrum Brands Holdings, Inc.	457	34,147
Drug Delivery Systems — 1.2%
DexCom, Inc.†	16,810	2,404,502
Nektar Therapeutics†	5,677	346,070
		2,750,572
E-Commerce/Products — 1.0%
Farfetch, Ltd., Class A†	1,008	27,448
Wayfair, Inc., Class A†	15,302	2,259,646
		2,287,094
E-Commerce/Services — 1.6%
Ctrip.com International, Ltd. ADR†	3,700	137,529
Expedia Group, Inc.	2,915	380,349
GrubHub, Inc.†	2,183	302,607
IAC/InterActiveCorp†	3,502	758,953
Match Group, Inc.†	5,749	332,925
MercadoLibre, Inc.	400	136,188
Shutterfly, Inc.†	9,847	648,819
TripAdvisor, Inc.†	17,440	890,661
Zillow Group, Inc., Class A†	2,974	131,451
Zillow Group, Inc., Class C†	1,998	88,412
		3,807,894
E-Services/Consulting — 0.3%
CDW Corp.	7,684	683,261
Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,161	250,098
Littelfuse, Inc.	1,154	228,365
		478,463
Electronic Components-Misc. — 0.3%
Corning, Inc.	8,400	296,520
Gentex Corp.	4,504	96,656
Sensata Technologies Holding PLC†	7,531	373,161
		766,337
Electronic Components-Semiconductors — 3.0%
Advanced Micro Devices, Inc.†	88,218	2,725,054
IPG Photonics Corp.†	1,572	245,342
Microchip Technology, Inc.	22,000	1,736,020
Monolithic Power Systems, Inc.	2,284	286,711
ON Semiconductor Corp.†	10,242	188,760

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Skyworks Solutions, Inc.	9,913	$899,208
Xilinx, Inc.	12,063	967,091
		7,048,186
Electronic Connectors — 0.5%
Amphenol Corp., Class A	13,341	1,254,321
Electronic Forms — 0.0%
DocuSign, Inc. CVR†(1)(3)	2,581	5,807
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	4,400	310,376
FLIR Systems, Inc.	1,493	91,775
Fortive Corp.	10,722	902,792
Keysight Technologies, Inc.†	6,300	417,564
National Instruments Corp.	2,168	104,780
		1,827,287
Electronic Security Devices — 0.3%
ADT, Inc.	10,600	99,534
Allegion PLC	5,701	516,340
		615,874
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,334	194,857
Enterprise Software/Service — 5.3%
Atlassian Corp. PLC, Class A†	8,684	834,880
Black Knight, Inc.†	10,287	534,410
Ceridian HCM Holding, Inc.†	571	23,999
Guidewire Software, Inc.†	31,197	3,151,209
Manhattan Associates, Inc.†	1,605	87,633
Paycom Software, Inc.†	1,200	186,492
Pegasystems, Inc.	910	56,966
Tyler Technologies, Inc.†	2,210	541,582
Ultimate Software Group, Inc.†	2,033	655,012
Veeva Systems, Inc., Class A†	18,652	2,030,643
Workday, Inc., Class A†	29,211	4,264,222
		12,367,048
Entertainment Software — 0.4%
DraftKings, Inc.†(1)(2)(3)	74,969	191,138
Electronic Arts, Inc.†	1,300	156,637
Take-Two Interactive Software, Inc.†	3,120	430,529
Zynga, Inc., Class A†	36,000	144,360
		922,664
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	5,031	293,106
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	250	109,518
Santander Consumer USA Holdings, Inc.	360	7,214
		116,732
Finance-Consumer Loans — 0.1%
OneMain Holdings, Inc.†	131	4,403
Synchrony Financial	6,366	197,855
		202,258
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	1,166	$275,363
Discover Financial Services	6,960	532,092
		807,455
Finance-Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	4,869	255,087
Evercore, Inc., Class A	971	97,634
Interactive Brokers Group, Inc., Class A	1,547	85,564
Lazard, Ltd., Class A	7,866	378,591
TD Ameritrade Holding Corp.	41,938	2,215,584
Virtu Financial, Inc., Class A	944	19,305
		3,051,765
Finance-Leasing Companies — 0.0%
Air Lease Corp.	176	8,075
Finance-Mortgage Loan/Banker — 0.1%
Ellie Mae, Inc.†	1,200	113,724
Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	7,107	681,988
Nasdaq, Inc.	2,000	171,600
SEI Investments Co.	3,226	197,108
		1,050,696
Food-Catering — 0.1%
Aramark	4,700	202,194
Food-Confectionery — 0.3%
Hershey Co.	6,390	651,780
Food-Meat Products — 0.2%
Hormel Foods Corp.	3,400	133,960
Tyson Foods, Inc., Class A	3,700	220,261
		354,221
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	2,958	108,351
Conagra Brands, Inc.	3,900	132,483
Kellogg Co.	3,004	210,340
Lamb Weston Holdings, Inc.	18,718	1,246,619
McCormick & Co., Inc.	3,071	404,604
Post Holdings, Inc.†	915	89,707
		2,192,104
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	6,740	184,743
Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	307	9,462
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,516	42,342
Funeral Services & Related Items — 0.2%
Service Corp. International	10,809	477,758
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	133	2,627
Garden Products — 0.1%
Scotts Miracle-Gro Co.	478	37,633
Toro Co.	5,140	308,246
		345,879

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution — 0.2%
Atmos Energy Corp.	3,000	$281,730
NiSource, Inc.	5,100	127,092
		408,822
Gold Mining — 0.0%
Royal Gold, Inc.	649	50,012
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,200	70,416
Home Decoration Products — 0.0%
Newell Brands, Inc.	4,000	81,200
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,120	59,248
Hotels/Motels — 1.9%
Choice Hotels International, Inc.	2,638	219,746
Extended Stay America, Inc.	8,145	164,773
Hilton Grand Vacations, Inc.†	19,650	650,415
Hilton Worldwide Holdings, Inc.	38,314	3,095,005
Wyndham Hotels & Resorts, Inc.	2,367	131,534
Wyndham Worldwide Corp.†	2,367	102,633
		4,364,106
Human Resources — 0.2%
ManpowerGroup, Inc.	700	60,172
Robert Half International, Inc.	5,208	366,539
		426,711
Industrial Automated/Robotic — 1.4%
Cognex Corp.	6,999	390,684
Nordson Corp.	2,508	348,361
Rockwell Automation, Inc.	13,666	2,562,649
		3,301,694
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,100	183,755
Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	1,193	726,513
Instruments-Scientific — 0.1%
Waters Corp.†	1,746	339,911
Insurance Brokers — 0.2%
Brown & Brown, Inc.	317	9,374
Willis Towers Watson PLC	3,400	479,196
		488,570
Insurance-Multi-line — 0.1%
Assurant, Inc.	1,700	183,515
Voya Financial, Inc.	290	14,404
		197,919
Insurance-Property/Casualty — 0.4%
Alleghany Corp.	41	26,754
Arch Capital Group, Ltd.†	1,489	44,387
Erie Indemnity Co., Class A	454	57,899
Fidelity National Financial, Inc.	7,900	310,865
Markel Corp.†	29	34,466
Progressive Corp.	5,400	383,616
		857,987
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,214	$127,770
Everest Re Group, Ltd.	387	88,418
RenaissanceRe Holdings, Ltd.	84	11,221
		227,409
Internet Application Software — 0.2%
Okta, Inc.†	2,072	145,786
Zendesk, Inc.†	4,784	339,664
		485,450
Internet Content-Entertainment — 0.2%
Twitter, Inc.†	17,123	487,321
Internet Content-Information/News — 0.6%
Spotify Technology SA†	8,314	1,503,421
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,478	294,743
Internet Security — 0.7%
FireEye, Inc.†	3,024	51,408
Palo Alto Networks, Inc.†	3,944	888,426
Proofpoint, Inc.†	2,916	310,058
Symantec Corp.	15,400	327,712
		1,577,604
Internet Telephone — 0.2%
RingCentral, Inc., Class A†	1,607	149,531
Twilio, Inc., Class A†	3,031	261,515
		411,046
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	566	83,576
Eaton Vance Corp.	2,797	147,010
Invesco, Ltd.	2,767	63,309
LPL Financial Holdings, Inc.	2,136	137,793
Raymond James Financial, Inc.	937	86,251
T. Rowe Price Group, Inc.	5,313	580,073
		1,098,012
Lasers-System/Components — 0.5%
Coherent, Inc.†	1,909	328,711
II-VI, Inc.†	19,190	907,687
		1,236,398
Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	560	88,032
Universal Display Corp.	4,443	523,830
		611,862
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,522	142,216
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	4,906	306,821
Machinery-General Industrial — 1.2%
IDEX Corp.	10,310	1,553,304
Middleby Corp.†	1,877	242,790
Roper Technologies, Inc.	2,014	596,567
Wabtec Corp.	2,948	309,186
Welbilt, Inc.†	3,145	65,668
		2,767,515

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 0.4%
Flowserve Corp.	2,300	$125,787
Gardner Denver Holdings, Inc.†	846	23,976
Graco, Inc.	8,400	389,256
Xylem, Inc.	4,423	353,265
		892,284
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,467	195,991
Cerner Corp.†	6,028	388,264
Medidata Solutions, Inc.†	2,100	153,951
		738,206
Medical Instruments — 1.6%
Bio-Techne Corp.	899	183,495
Bruker Corp.	4,581	153,234
Cantel Medical Corp.	890	81,933
Edwards Lifesciences Corp.†	16,691	2,905,903
Integra LifeSciences Holdings Corp.†	1,356	89,320
Teleflex, Inc.	1,510	401,796
		3,815,681
Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	4,605	209,758
Charles River Laboratories International, Inc.†	820	110,323
IQVIA Holdings, Inc.†	1,900	246,506
Laboratory Corp. of America Holdings†	146	25,357
		591,944
Medical Products — 2.5%
ABIOMED, Inc.†	1,021	459,195
Baxter International, Inc.	16,772	1,292,953
Cooper Cos., Inc.	2,486	688,995
Haemonetics Corp.†	13,226	1,515,435
Henry Schein, Inc.†	3,345	284,425
Hill-Rom Holdings, Inc.	1,038	97,987
Hologic, Inc.†	10,600	434,388
Novocure, Ltd.†	1,500	78,600
Penumbra, Inc.†	3,661	548,052
Varian Medical Systems, Inc.†	2,212	247,589
West Pharmaceutical Services, Inc.	1,808	223,234
		5,870,853
Medical-Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†	1,200	166,812
Alnylam Pharmaceuticals, Inc.†	4,511	394,803
BioMarin Pharmaceutical, Inc.†	8,870	860,124
Bluebird Bio, Inc.†	3,159	461,214
Blueprint Medicines Corp.†	600	46,836
Exact Sciences Corp.†	47,981	3,786,660
Exelixis, Inc.†	16,092	285,150
FibroGen, Inc.†	1,100	66,825
Illumina, Inc.†	233	85,525
Incyte Corp.†	8,144	562,588
Ionis Pharmaceuticals, Inc.†	19,059	983,063
Sage Therapeutics, Inc.†	6,723	949,624
Seattle Genetics, Inc.†	12,693	978,884
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Ultragenyx Pharmaceutical, Inc.†	1,000	$76,340
		9,704,448
Medical-Drugs — 0.7%
Alkermes PLC†	8,120	344,613
Jazz Pharmaceuticals PLC†	2,406	404,521
Madrigal Pharmaceuticals, Inc.†	236	50,534
Ono Pharmaceutical Co., Ltd.	12,900	365,019
PRA Health Sciences, Inc.†	1,379	151,952
TESARO, Inc.†	2,080	81,141
Zoetis, Inc.	1,800	164,808
		1,562,588
Medical-HMO — 1.0%
Centene Corp.†	8,425	1,219,772
Molina Healthcare, Inc.†	3,256	484,167
WellCare Health Plans, Inc.†	2,174	696,745
		2,400,684
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,846	135,379
Envision Healthcare Corp.†	568	25,975
Universal Health Services, Inc., Class B	1,300	166,192
		327,546
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	375	119,842
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,072	467,740
Premier, Inc., Class A†	412	18,861
		486,601
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	87	2,122
Lions Gate Entertainment Corp., Class B	170	3,961
		6,083
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	409	33,710
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,566	350,330
Networking Products — 0.2%
Arista Networks, Inc.†	1,376	365,824
LogMeIn, Inc.	822	73,240
		439,064
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	346	25,140
Waste Connections, Inc.	4,523	360,800
		385,940
Office Automation & Equipment — 0.7%
Zebra Technologies Corp., Class A†	9,619	1,700,928
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,121	229,810
Oil Companies-Exploration & Production — 1.5%
Antero Resources Corp.†	3,111	55,096
Apache Corp.	582	27,744

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Cabot Oil & Gas Corp.	19,236	$433,194
Centennial Resource Development, Inc., Class A†	8,374	182,972
Cimarex Energy Co.	884	82,159
Concho Resources, Inc.†	2,031	310,235
Continental Resources, Inc.†	1,019	69,577
Diamondback Energy, Inc.	4,936	667,298
Jagged Peak Energy, Inc.†	12,000	165,960
Kosmos Energy, Ltd.†	1,108	10,360
Newfield Exploration Co.†	1,753	50,539
Parsley Energy, Inc., Class A†	4,339	126,916
Venture Global LNG, Inc., Series B†(1)(2)(3)	3	15,600
Venture Global LNG, Inc., Series C†(1)(2)(3)	42	218,400
WPX Energy, Inc.†	48,748	980,810
		3,396,860
Oil Refining & Marketing — 0.0%
HollyFrontier Corp.	1,600	111,840
Oil-Field Services — 0.0%
Oceaneering International, Inc.†	3,300	91,080
RPC, Inc.	506	7,833
		98,913
Paper & Related Products — 0.1%
International Paper Co.	4,332	212,918
Patient Monitoring Equipment — 0.8%
Insulet Corp.†	17,130	1,814,923
Masimo Corp.†	1,090	135,749
		1,950,672
Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	2,368	184,586
Pipelines — 0.2%
Cheniere Energy, Inc.†	3,515	244,257
ONEOK, Inc.	4,106	278,346
		522,603
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,200	124,102
Hubbell, Inc.	3,094	413,266
		537,368
Precious Metals — 0.0%
Wheaton Precious Metals Corp.	6,100	106,750
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	45	14,189
Radio — 0.1%
Sirius XM Holdings, Inc.	31,114	196,640
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc.	195	24,529
American Campus Communities, Inc.	3,073	126,485
Colony Capital, Inc.	636	3,873
CoreSite Realty Corp.	880	97,803
CubeSmart	4,000	114,120
Equinix, Inc.	306	132,464
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Equity LifeStyle Properties, Inc.	2,047	$197,433
Extra Space Storage, Inc.	2,558	221,625
Federal Realty Investment Trust	800	101,176
Gaming and Leisure Properties, Inc.	1,755	61,864
Hudson Pacific Properties, Inc.	458	14,986
Iron Mountain, Inc.	3,500	120,820
Lamar Advertising Co., Class A	1,827	142,141
Life Storage, Inc.	62	5,900
MGM Growth Properties LLC, Class A	5,200	153,348
Omega Healthcare Investors, Inc.	393	12,879
SBA Communications Corp.†	6,356	1,020,964
SL Green Realty Corp.	1,000	97,530
Taubman Centers, Inc.	1,432	85,676
VEREIT, Inc.	8,901	64,621
		2,800,237
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,697	163,038
Jones Lang LaSalle, Inc.	1,100	158,752
WeWork Cos., Inc., Class A†(1)(2)(3)	1,550	101,897
		423,687
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	380	47,204
Recreational Centers — 0.4%
Planet Fitness, Inc., Class A†	17,564	948,983
Recreational Vehicles — 0.5%
Brunswick Corp.	203	13,605
Polaris Industries, Inc.	10,273	1,037,059
		1,050,664
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	2,019	330,308
Resorts/Theme Parks — 1.0%
Marriott Vacations Worldwide Corp.	6,774	756,995
Six Flags Entertainment Corp.	1,726	120,509
Vail Resorts, Inc.	5,607	1,538,673
		2,416,177
Respiratory Products — 0.2%
ResMed, Inc.	3,401	392,271
Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	5,313	865,594
Gap, Inc.	328	9,463
L Brands, Inc.	1,055	31,967
Lululemon Athletica, Inc.†	3,973	645,573
Ross Stores, Inc.	16,465	1,631,681
Tapestry, Inc.	9,173	461,127
Urban Outfitters, Inc.†	1,785	73,006
		3,718,411
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	4,713	76,492
Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	522	87,868
AutoZone, Inc.†	770	597,289

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Auto Parts (continued)
O'Reilly Automotive, Inc.†	3,320	$1,153,103
		1,838,260
Retail-Automobile — 0.4%
CarMax, Inc.†	6,699	500,214
Copart, Inc.†	10,102	520,556
		1,020,770
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	488	42,998
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,492	118,405
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,500	193,665
Retail-Discount — 0.8%
Dollar General Corp.	12,908	1,410,844
Dollar Tree, Inc.†	5,765	470,136
		1,880,980
Retail-Floor Coverings — 0.5%
Floor & Decor Holdings, Inc., Class A†	34,909	1,053,205
Retail-Gardening Products — 0.2%
Tractor Supply Co.	5,051	459,035
Retail-Jewelry — 0.1%
Tiffany & Co.	2,524	325,520
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,956	128,548
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,846	170,219
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	1,200	156,072
PriceSmart, Inc.	800	64,760
		220,832
Retail-Perfume & Cosmetics — 0.4%
Ulta Beauty, Inc.†	3,092	872,315
Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	589	267,712
Darden Restaurants, Inc.	1,511	168,008
Domino's Pizza, Inc.	2,116	623,797
Dunkin' Brands Group, Inc.	7,402	545,675
Papa John's International, Inc.	2,100	107,688
Restaurant Brands International LP	20	1,144
Restaurant Brands International, Inc.	3,400	201,552
Wendy's Co.	4,548	77,953
Yum China Holdings, Inc.	6,452	226,530
Yum! Brands, Inc.	3,200	290,912
		2,510,971
Schools — 0.8%
2U, Inc.†	16,946	1,274,170
Bright Horizons Family Solutions, Inc.†	2,768	326,181
Grand Canyon Education, Inc.†	2,441	275,345
		1,875,696
Security Services — 0.3%
Brink's Co.	11,189	780,433
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	1,412	$130,554
Cypress Semiconductor Corp.	5,978	86,621
Marvell Technology Group, Ltd.	23,540	454,322
Maxim Integrated Products, Inc.	16,833	949,213
		1,620,710
Semiconductor Equipment — 1.5%
Entegris, Inc.	7,200	208,440
KLA-Tencor Corp.	7,774	790,694
Lam Research Corp.	5,918	897,761
MKS Instruments, Inc.	1,308	104,836
Teradyne, Inc.	41,176	1,522,688
		3,524,419
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	2,204	564,400
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	11,914	707,334
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,100	152,350
Steel-Producers — 0.0%
Steel Dynamics, Inc.	837	37,824
Telecom Services — 0.0%
Switch, Inc., Class A	864	9,331
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	8,908	309,286
Television — 0.2%
AMC Networks, Inc., Class A†	1,071	71,050
CBS Corp., Class B	7,973	458,049
		529,099
Textile-Home Furnishings — 0.4%
Mohawk Industries, Inc.†	5,113	896,565
Theaters — 0.1%
Live Nation Entertainment, Inc.†	5,536	301,546
Therapeutics — 0.6%
Agios Pharmaceuticals, Inc.†	1,943	149,844
GW Pharmaceuticals PLC ADR†	500	86,370
Neurocrine Biosciences, Inc.†	4,737	582,414
Sarepta Therapeutics, Inc.†	2,896	467,733
		1,286,361
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,500	275,400
Toys — 0.1%
Hasbro, Inc.	2,167	227,795
Mattel, Inc.†	1,839	28,872
		256,667
Transport-Marine — 0.0%
Kirby Corp.†	900	74,025
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	1,804	164,146
Kansas City Southern	2,400	271,872
		436,018

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	5,144	$503,701
Expeditors International of Washington, Inc.	5,812	427,356
		931,057
Transport-Truck — 0.7%
JB Hunt Transport Services, Inc.	3,507	417,123
Landstar System, Inc.	1,812	221,064
Old Dominion Freight Line, Inc.	2,693	434,273
Schneider National, Inc., Class B	4,724	118,006
XPO Logistics, Inc.†	2,878	328,581
		1,519,047
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	3,246	113,253
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	500	27,275
Water — 0.1%
American Water Works Co., Inc.	2,436	214,295
Web Hosting/Design — 1.6%
GoDaddy, Inc., Class A†	22,590	1,883,780
Shopify, Inc., Class A†	6,425	1,056,655
VeriSign, Inc.†	4,847	776,102
		3,716,537
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,143	409,030
Ubiquiti Networks, Inc.	465	45,970
		455,000
Total Common Stocks (cost $163,234,121)		226,336,559
CONVERTIBLE PREFERRED SECURITIES — 1.2%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)(3)	6,300	37,737
Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)(3)	4,974	134,298
Slack Technologies, Inc. Series H†(1)(2)(3)	4,189	49,871
Tanium, Inc. Series G†(1)(2)(3)	32,619	283,577
		467,746
E-Commerce/Products — 0.1%
One Kings Lane Inc., Series E†(1)(3)	11,800	2,124
The Honest Co., Inc., Series C†(1)(2)(3)	4,317	136,158
		138,282
E-Commerce/Services — 0.7%
Airbnb, Inc., Series D†(1)(2)(3)	2,091	239,503
Airbnb, Inc., Series E†(1)(2)(3)	2,711	310,518
Security Description	Shares/ Principal Amount	Value (Note 2)
E-Commerce/Services (continued)
Uber Technologies, Inc., Series D†(1)(2)(3)	22,395	$1,032,659
		1,582,680
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series D-1†(1)(2)(3)	3,588	235,875
WeWork Cos., Inc., Series D-2†(1)(2)(3)	2,819	185,321
WeWork Cos., Inc., Series E†(1)(2)(3)	2,120	139,369
		560,565
Web Portals/ISP — 0.0%
Pinterest, Inc., Series G†(1)(2)(3)	19,490	108,754
Total Convertible Preferred Securities (cost $1,516,165)		2,895,764
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Growth Index Fund (cost $4,854,226)	12,354	1,674,955
Total Long-Term Investment Securities (cost $169,604,512)		230,907,278
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97%(5)	51,050	51,050
T. Rowe Price Government Reserve Fund 2.09%(5)	1,018	1,018
		52,068
U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.11% due 01/03/2019(6)	$100,000	99,426
Total Short-Term Investment Securities (cost $151,521)		151,494
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $249,009 collateralized by $260,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $258,230.	249,000	249,000
Bank of America Securities LLC Joint Repurchase Agreement(4)	790,000	790,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	260,000	260,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,510,000	1,510,000
Deutsche Bank AG Joint Repurchase Agreement(4)	275,000	275,000

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(4)	$1,230,000	$1,230,000
Total Repurchase Agreements (cost $4,314,000)		4,314,000
TOTAL INVESTMENTS (cost $174,070,033)(7)	100.5%	$235,372,772
Liabilities in excess of other assets	(0.5)	(1,227,291)
NET ASSETS	100.0%	$234,145,481

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/13/2015	17,116	$62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	$191,138	$2.55	0.08%
Venture Global LNG, Inc. Series B	03/08/2018	3	9,060	15,600	5,200.00	0.01
Venture Global LNG, Inc. Series C	10/16/2017	39	147,069
	03/08/2018	3	9,060
		42	156,129	218,400	5,200.00	0.09
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
WeWork Cos., Inc. Class A	12/09/2014	28	$466
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		1,550	26,452	$101,897	$65.74	0.04%
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	2,091	85,131	239,503	114.54	0.10
Airbnb, Inc., Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	310,518	114.54	0.13
The Honest Co., Inc., Series C	08/20/2014	4,317	116,806	136,158	31.54	0.06
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	134,298	27.00	0.06
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	37,737	5.99	0.02
Pinterest, Inc., Series G	03/19/2015	19,490	139,921	108,754	5.58	0.05
Slack Technologies, Inc. Series H	08/17/2018	4,189	49,871	49,871	11.91	0.02
Tanium, Inc., Series G	08/26/2015	32,619	161,930	283,577	8.69	0.12
Uber Technologies, Inc., Series D	06/05/2014	22,395	347,415	1,032,659	46.11	0.44
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	235,875	65.74	0.10
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	185,321	65.74	0.08
WeWork Cos., Inc., Series E	06/23/2015	2,120	69,726	139,369	65.74	0.06
				$3,420,675		1.46%

(3)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $3,737,748 representing 1.6% of net assets.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  The rate shown is the 7-day yield as of September 30, 2018.

(6)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(7)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 400 E-Mini Index	December 2018	$408,694	$405,040	$(3,654)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electronic Forms	$—	$—	$5,807	$5,807
Entertainment Software	731,526	—	191,138	922,664
Oil Companies-Exploration & Production	3,162,860	—	234,000	3,396,860
Real Estate Management/Services	321,790	—	101,897	423,687
Other Industries	221,587,541	—	—	221,587,541
Convertible Preferred Securities	—	—	2,895,764	2,895,764
Exchange-Traded Funds	1,674,955	—	—	1,674,955
Short-Term Investment Securities
Registered Investment Companies	52,068	—	—	52,068
U.S. Government Treasuries	—	99,426	—	99,426
Repurchase Agreements	—	4,314,000	—	4,314,000
Total Investments at Value	$227,530,740	$4,413,426	$3,428,606	$235,372,772
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,654	$—	$—	$3,654

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2018	$339,384	$2,592,716
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	35,425
Realized Loss	(29,494)	—
Change in unrealized appreciation(1)	243,514	570,785
Change in unrealized depreciation(1)	—	(109,748)
Net purchases	—	49,871
Net sales	(20,562)	(243,285)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2018	$532,842	$2,895,764

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2018 includes:

Common Stocks	Convertible Preferred Securities
$226,166	$554,745

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2018.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Value at September 30, 2018	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$425,138	Market Approach	Market Transaction Price*	$2.54956 - $5,200.00 ($3,467.517)
	$101,897	Market Approach	Secondary Market Transactions*	$26.0000
			Tender Price*	$51.8100
			2020 Estimated Gross Profit Multiple*	13.8x
			2021 Estimated Gross Profit Multiple*	11.6x
			2020 Estimated EBTIDA Multiple*	31.1x
			2021 Estimated EBITDA Multiple*	24.2x
			Discount for Lack of Marketability	10.00%
	$5,807	Income Approach	Potential Future Cash Flows*	$2.25
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$467,746	Market Approach	Market Transaction Price*	$8.6936 - $27.00 ($15.86630)
	$1,032,659	Market Approach	Market Transaction Price*	$48.772228
			Average of Market Bids*	$43.45
	$560,565	Market Approach	Secondary Market Transactions*	$26.0000
			Tender Price*	$51.8100
			2020 Estimated Gross Profit Multiple*	13.8x
			2021 Estimated Gross Profit Multiple*	11.6x
			2020 Estimated EBTIDA Multiple*	31.1x
			2021 Estimated EBITDA Multiple*	24.2x
			Discount for Lack of Marketability	10.00%
	$550,021	Market Approach	2018 Estimated Revenue Multiple*	11.10x
			2020 Estimated Revenue Multiple*	5.5x
			2020 Estimated Gross Profit Multiple*	7.9x
			2021 Estimated Revenue Multiple*	4.6x -7.0x (5.8x)
			2021 Estimated Gross Profit Multiple*	6.2x
			Discount for Lack of Marketability	10% -15% (11.7%)
	$136,158	Market Approach with	Estimated Revenue Multiple*	2.38x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	13.0%
			Term to liquidity event in years	3.00
			Risk-free rate	2.89%
	$37,737	Market Approach with	Last Twelve Months Revenue Multiple*	1.06x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	53.1%
			Term to liquidity event in years	3.00
			Risk-free rate	2.89%
	$108,754	Market Approach with	Next Twelve Months Revenue Multiple*	5.7x
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	47.0%
			Term to liquidity event in years	2.26
			Risk-free rate	2.85%
	$2,124	Income Approach	Future Cash Flows*	$0.18
			Discount for Potential Claims	50.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparable. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.3%
Electric-Integrated	6.3
Oil Companies-Exploration & Production	5.2
Banks-Super Regional	3.0
Banks-Commercial	2.9
Registered Investment Companies	2.9
Insurance-Multi-line	2.6
Medical Products	2.4
Diversified Manufacturing Operations	2.3
Agricultural Operations	1.8
Gold Mining	1.6
Insurance-Life/Health	1.4
Medical-Generic Drugs	1.3
Insurance Brokers	1.3
Investment Management/Advisor Services	1.2
Chemicals-Diversified	1.2
Food-Misc./Diversified	1.1
Containers-Paper/Plastic	1.1
Computer Services	1.1
Semiconductor Components-Integrated Circuits	1.1
Aerospace/Defense-Equipment	1.1
Apparel Manufacturers	1.0
Electronic Measurement Instruments	1.0
Data Processing/Management	1.0
Electric-Distribution	0.9
Banks-Fiduciary	0.9
Food-Retail	0.9
Medical-Hospitals	0.9
Airlines	0.9
Medical-Wholesale Drug Distribution	0.9
Insurance-Property/Casualty	0.8
Oil Companies-Integrated	0.8
Commercial Services-Finance	0.8
Dental Supplies & Equipment	0.8
Transport-Services	0.8
Pipelines	0.8
Finance-Investment Banker/Broker	0.7
Medical Labs & Testing Services	0.7
Brewery	0.7
Oil Refining & Marketing	0.7
Oil-Field Services	0.7
Finance-Consumer Loans	0.7
Electronic Components-Misc.	0.6
Chemicals-Specialty	0.6
Tools-Hand Held	0.6
Steel-Producers	0.6
U.S. Government Agencies	0.6
Gas-Distribution	0.6
Coatings/Paint	0.6
Real Estate Management/Services	0.6
Transport-Rail	0.6
Multimedia	0.5
Medical-Biomedical/Gene	0.5
Building Products-Cement	0.5
Retail-Apparel/Shoe	0.5
Finance-Other Services	0.5
Machinery-Pumps	0.5
Food-Baking	0.5
Cosmetics & Toiletries	0.5
Cruise Lines	0.5
Distribution/Wholesale	0.5%
Independent Power Producers	0.5
Insurance-Reinsurance	0.5
Food-Meat Products	0.5
Exchange-Traded Funds	0.4
Finance-Credit Card	0.4
Publishing-Newspapers	0.4
Medical-Drugs	0.4
Retail-Jewelry	0.4
Telecommunication Equipment	0.4
Engineering/R&D Services	0.4
Machinery-Farming	0.4
Machinery-General Industrial	0.4
Schools	0.4
Wireless Equipment	0.4
Disposable Medical Products	0.4
Building & Construction Products-Misc.	0.3
Advertising Agencies	0.3
Commercial Services	0.3
Instruments-Scientific	0.3
Savings & Loans/Thrifts	0.3
Auto/Truck Parts & Equipment-Original	0.3
Food-Confectionery	0.3
Hazardous Waste Disposal	0.3
Food-Catering	0.3
Engines-Internal Combustion	0.3
Retail-Gardening Products	0.3
Non-Ferrous Metals	0.3
Finance-Auto Loans	0.3
Consumer Products-Misc.	0.3
Beverages-Non-alcoholic	0.3
Telephone-Integrated	0.3
Cable/Satellite TV	0.3
Appliances	0.3
Office Automation & Equipment	0.3
Hotels/Motels	0.3
Recreational Vehicles	0.3
Agricultural Chemicals	0.2
Computer Data Security	0.2
Investment Companies	0.2
Food-Wholesale/Distribution	0.2
Motorcycle/Motor Scooter	0.2
Oil & Gas Drilling	0.2
Physicians Practice Management	0.2
Building-Residential/Commercial	0.2
Private Equity	0.2
Machinery-Electrical	0.2
Home Decoration Products	0.2
Enterprise Software/Service	0.2
Aerospace/Defense	0.2
Oil Field Machinery & Equipment	0.2
Retail-Discount	0.2
Electronic Connectors	0.2
Repurchase Agreements	0.2
Computers-Memory Devices	0.2
Retail-Auto Parts	0.2
Computers-Integrated Systems	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Regional Department Stores	0.2
Water	0.2

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Transport-Marine	0.2%
Poultry	0.2
Paper & Related Products	0.2
Metal-Copper	0.1
Containers-Metal/Glass	0.1
Casino Hotels	0.1
Drug Delivery Systems	0.1
Computer Aided Design	0.1
Retail-Restaurants	0.1
Retail-Arts & Crafts	0.1
Electric Products-Misc.	0.1
Publishing-Books	0.1
Broadcast Services/Program	0.1
Non-Hazardous Waste Disposal	0.1
Electronic Components-Semiconductors	0.1
Rental Auto/Equipment	0.1
Retail-Consumer Electronics	0.1
Internet Security	0.1
Marine Services	0.1
Medical Instruments	0.1
Recreational Centers	0.1
Toys	0.1
Retail-Catalog Shopping	0.1
Electronic Parts Distribution	0.1
Medical Information Systems	0.1
Radio	0.1
U.S. Government Treasuries	0.1
Textile-Home Furnishings	0.1
Entertainment Software	0.1
Retail-Automobile	0.1
Diagnostic Kits	0.1
Machinery-Construction & Mining	0.1
Metal-Aluminum	0.1
Motion Pictures & Services	0.1
Water Treatment Systems	0.1
Miscellaneous Manufacturing	0.1
Lighting Products & Systems	0.1
Television	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.0%
Advanced Materials — 0.0%
Hexcel Corp.	1,278	$85,690
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	32,618	745,973
Omnicom Group, Inc.	1,386	94,276
		840,249
Aerospace/Defense — 0.2%
Rockwell Collins, Inc.	2,575	361,710
Teledyne Technologies, Inc.†	641	158,122
		519,832
Aerospace/Defense-Equipment — 1.1%
Arconic, Inc.	7,846	172,690
Cobham PLC†	207,414	315,626
Curtiss-Wright Corp.	735	101,004
Harris Corp.	4,730	800,363
L3 Technologies, Inc.	6,174	1,312,716
		2,702,399
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	7,481	407,265
Mosaic Co.	6,368	206,833
		614,098
Agricultural Operations — 1.7%
Archer-Daniels-Midland Co.	41,568	2,089,623
Bunge, Ltd.	31,971	2,196,728
		4,286,351
Airlines — 0.9%
Alaska Air Group, Inc.	7,280	501,301
American Airlines Group, Inc.	7,618	314,852
Copa Holdings SA, Class A	567	45,269
Delta Air Lines, Inc.	13,937	805,976
JetBlue Airways Corp.†	5,736	111,049
United Continental Holdings, Inc.†	4,513	401,928
		2,180,375
Apparel Manufacturers — 1.0%
Columbia Sportswear Co.	486	45,232
Hanesbrands, Inc.	29,524	544,127
Michael Kors Holdings, Ltd.†	1,198	82,135
PVH Corp.	5,538	799,687
Ralph Lauren Corp.	6,530	898,201
Under Armour, Inc., Class A†	812	17,231
Under Armour, Inc., Class C†	830	16,152
VF Corp.	1,350	126,158
		2,528,923
Appliances — 0.3%
Whirlpool Corp.	5,489	651,819
Applications Software — 0.0%
Nuance Communications, Inc.†	5,331	92,333
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	6,228	424,687
Auto/Truck Parts & Equipment-Original — 0.3%
Adient PLC	9,945	390,938
Aptiv PLC	634	53,193
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
BorgWarner, Inc.	3,792	$162,222
Lear Corp.	1,075	155,875
Visteon Corp.†	197	18,301
		780,529
Banks-Commercial — 2.9%
Associated Banc-Corp.	3,066	79,716
Bank of Hawaii Corp.	756	59,656
Bank OZK	2,199	83,474
BankUnited, Inc.	1,885	66,729
BOK Financial Corp.	470	45,722
CIT Group, Inc.	2,305	118,961
Citizens Financial Group, Inc.	23,470	905,238
Commerce Bancshares, Inc.	1,720	113,554
Cullen/Frost Bankers, Inc.	1,036	108,200
East West Bancorp, Inc.	2,421	146,156
First Citizens BancShares, Inc., Class A	143	64,676
First Hawaiian, Inc.	1,937	52,609
First Horizon National Corp.	5,873	101,368
First Republic Bank	2,911	279,456
FNB Corp.	5,853	74,450
M&T Bank Corp.	6,804	1,119,530
PacWest Bancorp	2,271	108,213
Pinnacle Financial Partners, Inc.	772	46,436
Popular, Inc.	11,527	590,759
Prosperity Bancshares, Inc.	1,206	83,636
Regions Financial Corp.	20,368	373,753
Signature Bank	5,878	675,030
SVB Financial Group†	221	68,693
Synovus Financial Corp.	1,959	89,703
TCF Financial Corp.	2,988	71,144
Texas Capital Bancshares, Inc.†	328	27,109
Umpqua Holdings Corp.	3,973	82,638
Webster Financial Corp.	1,656	97,638
Westamerica Bancorporation	10,870	653,939
Western Alliance Bancorp†	707	40,221
Wintrust Financial Corp.	9,297	789,687
Zions Bancorporation	3,527	176,879
		7,394,973
Banks-Fiduciary — 0.9%
Northern Trust Corp.	22,628	2,310,998
Banks-Super Regional — 3.0%
Comerica, Inc.	12,865	1,160,423
Fifth Third Bancorp	81,056	2,263,083
Huntington Bancshares, Inc.	85,778	1,279,808
KeyCorp	73,558	1,463,069
SunTrust Banks, Inc.	23,020	1,537,506
		7,703,889
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	455	26,686
Beverages-Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	15,063	684,915

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Brewery — 0.7%
Carlsberg A/S, Class B	10,226	$1,226,566
Molson Coors Brewing Co., Class B	8,870	545,505
		1,772,071
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	2,789	89,248
Discovery, Inc., Class C†	6,259	185,141
		274,389
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	1,542	80,739
Owens Corning	13,365	725,319
USG Corp.†	1,478	64,012
		870,070
Building & Construction-Misc. — 0.0%
nVent Electric PLC	2,917	79,226
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	42	9,173
Building Products-Cement — 0.5%
Eagle Materials, Inc.	103	8,780
Martin Marietta Materials, Inc.	94	17,103
Vulcan Materials Co.	11,770	1,308,824
		1,334,707
Building Products-Wood — 0.0%
Masco Corp.	1,780	65,148
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	159	13,308
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	2,582	108,909
Lennar Corp., Class A	2,382	111,216
Lennar Corp., Class B	131	5,044
PulteGroup, Inc.	3,207	79,437
Toll Brothers, Inc.	8,210	271,176
		575,782
Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A	17,677	320,661
DISH Network Corp., Class A†	4,026	143,970
Liberty Broadband Corp., Class A†	462	38,960
Liberty Broadband Corp., Class C†	1,887	159,074
		662,665
Casino Hotels — 0.1%
Caesars Entertainment Corp.†	10,769	110,382
MGM Resorts International	8,583	239,552
		349,934
Cellular Telecom — 0.0%
Sprint Corp.†	11,681	76,394
United States Cellular Corp.†	235	10,523
		86,917
Chemicals-Diversified — 1.2%
Celanese Corp., Series A	6,166	702,924
Eastman Chemical Co.	12,351	1,182,238
FMC Corp.	4,329	377,402
Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Huntsman Corp.	3,955	$107,695
Olin Corp.	3,025	77,682
PPG Industries, Inc.	5,572	608,072
Westlake Chemical Corp.	51	4,239
		3,060,252
Chemicals-Specialty — 0.6%
Albemarle Corp.	1,998	199,360
Ashland Global Holdings, Inc.	1,129	94,678
Brenntag AG	5,498	339,345
Cabot Corp.	1,099	68,929
International Flavors & Fragrances, Inc.	827	115,052
NewMarket Corp.	9	3,650
Platform Specialty Products Corp.†	2,012	25,090
Univar, Inc.†	20,815	638,188
Valvoline, Inc.	3,548	76,317
W.R. Grace & Co.	309	22,081
		1,582,690
Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	25,042	730,225
RPM International, Inc.	11,385	739,342
		1,469,567
Commercial Services — 0.3%
Cintas Corp.	2,408	476,327
CoreLogic, Inc.†	552	27,274
Macquarie Infrastructure Corp.	1,441	66,473
Nielsen Holdings PLC	6,467	178,877
Quanta Services, Inc.†	1,924	64,223
		813,174
Commercial Services-Finance — 0.8%
Equifax, Inc.	1,580	206,300
Euronet Worldwide, Inc.†	444	44,498
Global Payments, Inc.	4,877	621,330
H&R Block, Inc.	3,109	80,057
IHS Markit, Ltd.†	7,063	381,119
Sabre Corp.	889	23,185
Western Union Co.	6,050	115,313
Worldpay, Inc., Class A†	4,826	488,729
		1,960,531
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	70	7,974
Autodesk, Inc.†	637	99,442
Synopsys, Inc.†	2,431	239,721
		347,137
Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	5,212	613,296
Computer Services — 1.1%
Amdocs, Ltd.	14,785	975,514
Conduent, Inc.†	3,453	77,762
Dell Technologies, Inc., Class V†	3,362	326,517
DXC Technology Co.	5,179	484,340
Genpact, Ltd.	1,722	52,710

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
Leidos Holdings, Inc.	11,348	$784,828
Teradata Corp.†	638	24,059
		2,725,730
Computer Software — 0.0%
Akamai Technologies, Inc.†	190	13,899
SS&C Technologies Holdings, Inc.	258	14,662
		28,561
Computers-Integrated Systems — 0.2%
NCR Corp.†	15,632	444,105
Computers-Memory Devices — 0.2%
Western Digital Corp.	8,137	476,340
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	131	6,502
Consumer Products-Misc. — 0.3%
Clorox Co.	306	46,025
Kimberly-Clark Corp.	5,700	647,748
		693,773
Containers-Metal/Glass — 0.1%
Ball Corp.	6,237	274,366
Owens-Illinois, Inc.†	2,932	55,092
Silgan Holdings, Inc.	930	25,854
		355,312
Containers-Paper/Plastic — 1.1%
Ardagh Group SA	335	5,591
Bemis Co., Inc.	1,642	79,801
Berry Global Group, Inc.†	14,611	707,026
Graphic Packaging Holding Co.	42,270	592,203
Sealed Air Corp.	12,261	492,279
Sonoco Products Co.	1,783	98,957
WestRock Co.	14,050	750,832
		2,726,689
Cosmetics & Toiletries — 0.5%
Coty, Inc., Class A	32,644	410,009
Edgewell Personal Care Co.†	17,767	821,368
		1,231,377
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	3,720	213,640
Royal Caribbean Cruises, Ltd.	7,760	1,008,334
		1,221,974
Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	380	54,154
Fidelity National Information Services, Inc.	14,417	1,572,462
First Data Corp., Class A†	32,062	784,557
		2,411,173
Dental Supplies & Equipment — 0.8%
DENTSPLY SIRONA, Inc.	20,456	772,009
Patterson Cos., Inc.	48,551	1,187,072
		1,959,081
Security Description	Shares	Value (Note 2)
Diagnostic Kits — 0.1%
QIAGEN NV†	4,019	$152,240
Dialysis Centers — 0.0%
DaVita, Inc.†	1,180	84,523
Disposable Medical Products — 0.4%
STERIS PLC	7,695	880,308
Distribution/Wholesale — 0.5%
HD Supply Holdings, Inc.†	22,571	965,813
KAR Auction Services, Inc.	156	9,312
LKQ Corp.†	4,662	147,646
Watsco, Inc.	114	20,303
WESCO International, Inc.†	851	52,294
		1,195,368
Diversified Manufacturing Operations — 2.3%
Carlisle Cos., Inc.	1,080	131,544
Colfax Corp.†	1,616	58,273
Crane Co.	906	89,105
Dover Corp.	2,751	243,546
Eaton Corp. PLC	9,704	841,628
Ingersoll-Rand PLC	2,062	210,943
ITT, Inc.	11,944	731,689
Parker-Hannifin Corp.	1,973	362,894
Textron, Inc.	43,326	3,096,509
Trinity Industries, Inc.	2,667	97,719
		5,863,850
Diversified Operations — 0.0%
Spectrum Brands Holdings, Inc.	398	29,739
Drug Delivery Systems — 0.1%
DexCom, Inc.†	2,432	347,873
E-Commerce/Services — 0.0%
Zillow Group, Inc., Class A†	278	12,287
Zillow Group, Inc., Class C†	571	25,267
		37,554
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,346	264,735
Littelfuse, Inc.	74	14,644
		279,379
Electric-Distribution — 0.9%
CenterPoint Energy, Inc.	30,043	830,689
PPL Corp.	12,709	371,866
Sempra Energy	10,119	1,151,036
		2,353,591
Electric-Integrated — 6.3%
AES Corp.	46,112	645,568
Alliant Energy Corp.	4,199	178,751
Ameren Corp.	4,412	278,927
Avangrid, Inc.	1,017	48,745
CMS Energy Corp.	20,653	1,011,997
Consolidated Edison, Inc.	5,650	430,474
DTE Energy Co.	10,488	1,144,555
Edison International	5,765	390,175
Entergy Corp.	7,765	629,975
Evergy, Inc.	4,913	269,822
Eversource Energy	17,221	1,058,058

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
FirstEnergy Corp.	82,941	$3,082,917
Hawaiian Electric Industries, Inc.	1,962	69,828
MDU Resources Group, Inc.	3,517	90,352
OGE Energy Corp.	3,616	131,333
PG&E Corp.	38,580	1,775,066
Pinnacle West Capital Corp.	11,391	901,939
Public Service Enterprise Group, Inc.	25,738	1,358,709
SCANA Corp.	14,633	569,077
Southern Co.	14,522	633,159
WEC Energy Group, Inc.	14,238	950,529
Xcel Energy, Inc.	9,230	435,748
		16,085,704
Electronic Components-Misc. — 0.6%
AVX Corp.	12,252	221,149
Corning, Inc.	14,834	523,640
Garmin, Ltd.	2,065	144,653
Gentex Corp.	1,597	34,272
Jabil, Inc.	3,036	82,215
Sensata Technologies Holding PLC†	12,660	627,303
		1,633,232
Electronic Components-Semiconductors — 0.1%
Qorvo, Inc.†	2,291	176,155
Skyworks Solutions, Inc.	963	87,354
		263,509
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,619	494,079
Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	5,850	412,659
FLIR Systems, Inc.	2,218	136,340
Fortive Corp.	458	38,564
Keysight Technologies, Inc.†	15,114	1,001,756
National Instruments Corp.	13,235	639,647
Trimble, Inc.†	4,523	196,570
		2,425,536
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,577	116,256
Avnet, Inc.	2,123	95,047
		211,303
Electronic Security Devices — 0.0%
ADT, Inc.	1,913	17,963
Allegion PLC	296	26,809
		44,772
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,486	71,952
Engineering/R&D Services — 0.4%
AECOM†	2,895	94,551
Fluor Corp.	2,543	147,748
Jacobs Engineering Group, Inc.	2,312	176,868
KBR, Inc.	28,295	597,873
		1,017,040
Security Description	Shares	Value (Note 2)
Engines-Internal Combustion — 0.3%
Cummins, Inc.	1,770	$258,544
Gates Industrial Corp. PLC†	24,769	482,995
		741,539
Enterprise Software/Service — 0.2%
CA, Inc.	5,692	251,302
Verint Systems, Inc.†	6,065	303,856
		555,158
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	833	114,945
Zynga, Inc., Class A†	13,868	55,611
		170,556
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	158	9,205
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	24,714	653,686
Credit Acceptance Corp.†	17	7,447
Santander Consumer USA Holdings, Inc.	1,825	36,573
		697,706
Finance-Consumer Loans — 0.7%
Navient Corp.	4,739	63,882
OneMain Holdings, Inc.†	1,286	43,223
SLM Corp.†	7,888	87,951
Synchrony Financial	47,243	1,468,312
		1,663,368
Finance-Credit Card — 0.4%
Discover Financial Services	14,331	1,095,605
Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	3,711	194,419
Interactive Brokers Group, Inc., Class A	115	6,361
Jefferies Financial Group, Inc.	40,595	891,466
Lazard, Ltd., Class A	183	8,808
TD Ameritrade Holding Corp.	13,847	731,537
		1,832,591
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,628	74,693
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	4,747	56,109
Cboe Global Markets, Inc.	148	14,202
Nasdaq, Inc.	14,611	1,253,624
		1,323,935
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,002	84,544
Food-Baking — 0.5%
Flowers Foods, Inc.	69,597	1,298,680
Food-Catering — 0.3%
Aramark	17,366	747,085

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.3%
Hershey Co.	229	$23,358
Hostess Brands, Inc.†	4,679	51,796
J.M. Smucker Co.	6,716	689,129
		764,283
Food-Flour & Grain — 0.0%
Seaboard Corp.	5	18,550
Food-Meat Products — 0.5%
Hormel Foods Corp.	4,927	194,124
Tyson Foods, Inc., Class A	15,798	940,455
		1,134,579
Food-Misc./Diversified — 1.1%
Campbell Soup Co.	11,296	413,772
Conagra Brands, Inc.	6,840	232,355
General Mills, Inc.	3,740	160,521
Hain Celestial Group, Inc.†	1,727	46,836
Ingredion, Inc.	5,671	595,228
Kellogg Co.	2,252	157,685
Lamb Weston Holdings, Inc.	2,656	176,890
McCormick & Co., Inc.	2,077	273,645
Pinnacle Foods, Inc.	2,148	139,212
Post Holdings, Inc.†	3,386	331,963
TreeHouse Foods, Inc.†	5,643	270,018
		2,798,125
Food-Retail — 0.9%
Kroger Co.	78,936	2,297,827
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	6,684	489,603
US Foods Holding Corp.†	3,675	113,264
		602,867
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,272	35,527
Funeral Services & Related Items — 0.0%
Service Corp. International	1,699	75,096
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,686	33,299
Garden Products — 0.0%
Scotts Miracle-Gro Co.	370	29,130
Gas-Distribution — 0.6%
Atmos Energy Corp.	1,974	185,378
National Fuel Gas Co.	1,472	82,520
NiSource, Inc.	25,169	627,212
South Jersey Industries, Inc.	8,557	301,805
UGI Corp.	3,132	173,763
Vectren Corp.	1,509	107,879
		1,478,557
Gold Mining — 1.6%
Barrick Gold Corp.	83,900	929,612
Cia de Minas Buenaventura SAA ADR	27,800	372,798
Franco-Nevada Corp.	16,284	1,018,656
Newmont Mining Corp.	53,186	1,606,217
Royal Gold, Inc.	694	53,480
		3,980,763
Security Description	Shares	Value (Note 2)
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	9,235	$661,041
Stericycle, Inc.†	1,502	88,138
		749,179
Home Decoration Products — 0.2%
Newell Brands, Inc.	27,358	555,367
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,376	104,045
Hotels/Motels — 0.3%
Extended Stay America, Inc.	1,372	27,756
Hilton Worldwide Holdings, Inc.	6,768	546,719
Hyatt Hotels Corp., Class A	824	65,582
		640,057
Human Resources — 0.0%
ManpowerGroup, Inc.	1,190	102,292
Independent Power Producers — 0.5%
NRG Energy, Inc.	5,705	213,367
Vistra Energy Corp.†	38,932	968,628
		1,181,995
Industrial Automated/Robotic — 0.0%
Nordson Corp.	69	9,584
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	7,914	769,795
Waters Corp.†	101	19,662
		789,457
Insurance Brokers — 1.3%
Arthur J. Gallagher & Co.	13,017	968,985
Brown & Brown, Inc.	37,393	1,105,711
Marsh & McLennan Cos., Inc.	9,839	813,882
Willis Towers Watson PLC	2,388	336,565
		3,225,143
Insurance-Life/Health — 1.4%
Athene Holding, Ltd., Class A†	15,597	805,741
AXA Equitable Holdings, Inc.	2,496	53,539
Brighthouse Financial, Inc.†	15,584	689,436
Lincoln National Corp.	12,733	861,515
Principal Financial Group, Inc.	5,130	300,567
Torchmark Corp.	1,911	165,664
Unum Group	15,285	597,185
		3,473,647
Insurance-Multi-line — 2.6%
American Financial Group, Inc.	1,302	144,483
American National Insurance Co.	134	17,325
Assurant, Inc.	7,673	828,300
Cincinnati Financial Corp.	2,786	213,993
CNA Financial Corp.	19,220	877,393
Hartford Financial Services Group, Inc.	29,443	1,470,972
Kemper Corp.	8,420	677,389
Loews Corp.	32,434	1,629,160
Old Republic International Corp.	5,135	114,921
Voya Financial, Inc.	13,842	687,532
		6,661,468

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.8%
Alleghany Corp.	237	$154,650
Arch Capital Group, Ltd.†	5,906	176,058
Erie Indemnity Co., Class A	106	13,518
Fidelity National Financial, Inc.	4,789	188,447
First American Financial Corp.	1,967	101,478
Hanover Insurance Group, Inc.	5,696	702,716
Markel Corp.†	231	274,541
Mercury General Corp.	496	24,879
Progressive Corp.	3,600	255,744
White Mountains Insurance Group, Ltd.	55	51,473
WR Berkley Corp.	1,722	137,639
		2,081,143
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	1,071	44,768
Axis Capital Holdings, Ltd.	1,327	76,581
Everest Re Group, Ltd.	3,348	764,917
Reinsurance Group of America, Inc.	1,169	168,991
RenaissanceRe Holdings, Ltd.	658	87,896
		1,143,153
Internet Security — 0.1%
FireEye, Inc.†	1,147	19,499
Symantec Corp.	11,230	238,974
		258,473
Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	1,819	190,709
Pargesa Holding SA	5,131	412,247
		602,956
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	981	134,123
Ameriprise Financial, Inc.	2,197	324,409
Franklin Resources, Inc.	28,842	877,085
Invesco, Ltd.	32,040	733,075
Legg Mason, Inc.	1,518	47,407
Raymond James Financial, Inc.	9,792	901,354
T. Rowe Price Group, Inc.	300	32,754
Waddell & Reed Financial, Inc., Class A	5,200	110,136
		3,160,343
Lasers-System/Components — 0.0%
Coherent, Inc.†	127	21,868
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	738	116,014
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,334	95,034
Terex Corp.	1,233	49,209
		144,243
Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,782	559,176
Machinery-Farming — 0.4%
AGCO Corp.	16,418	998,050
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 0.4%
IDEX Corp.	84	$12,655
Middleby Corp.†	410	53,034
Roper Technologies, Inc.	1,496	443,130
Wabtec Corp.	4,221	442,699
		951,518
Machinery-Pumps — 0.5%
Flowserve Corp.	2,372	129,725
Gardner Denver Holdings, Inc.†	1,293	36,643
Xylem, Inc.	14,291	1,141,422
		1,307,790
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	1,111	21,676
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,789	244,155
Medical Information Systems — 0.1%
Cerner Corp.†	3,180	204,824
Medical Instruments — 0.1%
Bruker Corp.	1,085	36,293
Integra LifeSciences Holdings Corp.†	297	19,564
Teleflex, Inc.	669	178,014
		233,871
Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	1,986	90,462
Charles River Laboratories International, Inc.†	242	32,559
IQVIA Holdings, Inc.†	2,955	383,382
Laboratory Corp. of America Holdings†	1,742	302,550
Quest Diagnostics, Inc.	9,399	1,014,246
		1,823,199
Medical Products — 2.4%
Baxter International, Inc.	21,773	1,678,481
Cooper Cos., Inc.	738	204,537
Henry Schein, Inc.†	7,333	623,525
Hill-Rom Holdings, Inc.	421	39,742
Hologic, Inc.†	27,546	1,128,835
West Pharmaceutical Services, Inc.	1,019	125,816
Zimmer Biomet Holdings, Inc.	17,648	2,320,182
		6,121,118
Medical-Biomedical/Gene — 0.5%
Alnylam Pharmaceuticals, Inc.†	186	16,279
Bio-Rad Laboratories, Inc., Class A†	384	120,188
Bluebird Bio, Inc.†	302	44,092
Incyte Corp.†	5,900	407,572
Seattle Genetics, Inc.†	8,605	663,617
United Therapeutics Corp.†	778	99,491
		1,351,239
Medical-Drugs — 0.4%
Alkermes PLC†	19,057	808,779
Jazz Pharmaceuticals PLC†	87	14,627
Zoetis, Inc.	2,641	241,810
		1,065,216

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Generic Drugs — 1.3%
Amneal Pharmaceuticals, Inc.†	5,710	$126,705
Mylan NV†	25,000	915,000
Perrigo Co. PLC	23,644	1,673,995
Teva Pharmaceutical Industries, Ltd. ADR	27,151	584,833
		3,300,533
Medical-HMO — 0.0%
Centene Corp.†	427	61,821
Molina Healthcare, Inc.†	172	25,576
WellCare Health Plans, Inc.†	61	19,550
		106,947
Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	1,569	55,229
Envision Healthcare Corp.†	1,748	79,936
Select Medical Holdings Corp.†	68,648	1,263,123
Universal Health Services, Inc., Class B	6,920	884,653
		2,282,941
Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	6,215	573,147
Cardinal Health, Inc.	18,237	984,798
Premier, Inc., Class A†	12,941	592,439
		2,150,384
Metal Processors & Fabrication — 0.0%
Timken Co.	1,243	61,964
Metal-Aluminum — 0.1%
Alcoa Corp.†	3,388	136,875
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	26,255	365,470
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	1,127	121,423
Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A	1,095	76,617
Lions Gate Entertainment Corp., Class A	828	20,195
Lions Gate Entertainment Corp., Class B	1,615	37,630
		134,442
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	13,234	599,500
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	689	56,787
Multimedia — 0.5%
Liberty Media Corp. - Liberty Formula One, Series A†	450	16,011
Liberty Media Corp. - Liberty Formula One, Series C†	3,578	133,066
Viacom, Inc., Class A	182	6,652
Viacom, Inc., Class B	36,345	1,227,007
		1,382,736
Security Description	Shares	Value (Note 2)
Networking Products — 0.0%
LogMeIn, Inc.	315	$28,067
Non-Ferrous Metals — 0.3%
Cameco Corp.	62,294	710,152
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,728	270,877
Office Automation & Equipment — 0.3%
Xerox Corp.	23,878	644,228
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	1,925	132,382
Nabors Industries, Ltd.	6,185	38,100
Patterson-UTI Energy, Inc.	18,039	308,647
RPC, Inc.	652	10,093
Transocean, Ltd.†	7,775	108,461
		597,683
Oil Companies-Exploration & Production — 5.2%
Antero Resources Corp.†	2,044	36,199
Apache Corp.	33,470	1,595,515
ARC Resources, Ltd.	23,100	257,531
Cabot Oil & Gas Corp.	27,359	616,125
Centennial Resource Development, Inc., Class A†	3,318	72,498
Chesapeake Energy Corp.†	16,302	73,196
Cimarex Energy Co.	1,492	138,666
CNX Resources Corp.†	3,888	55,637
Concho Resources, Inc.†	5,524	843,791
Continental Resources, Inc.†	821	56,058
Devon Energy Corp.	9,478	378,551
Diamondback Energy, Inc.	1,317	178,045
Energen Corp.†	6,599	568,636
EQT Corp.	59,573	2,634,914
Extraction Oil & Gas, Inc.†	2,005	22,636
Hess Corp.	47,254	3,382,441
Kosmos Energy, Ltd.†	3,474	32,482
Marathon Oil Corp.	15,439	359,420
Newfield Exploration Co.†	2,297	66,223
Noble Energy, Inc.	8,705	271,509
Parsley Energy, Inc., Class A†	1,441	42,149
PDC Energy, Inc.†	7,653	374,691
Pioneer Natural Resources Co.	4,107	715,398
QEP Resources, Inc.†	4,283	48,484
Range Resources Corp.	3,822	64,936
SM Energy Co.	2,013	63,470
Whiting Petroleum Corp.†	1,626	86,243
WPX Energy, Inc.†	7,197	144,804
		13,180,248
Oil Companies-Integrated — 0.8%
Imperial Oil, Ltd.	39,000	1,262,430
Murphy Oil Corp.	22,839	761,452
		2,023,882
Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc.†	20,874	216,046
National Oilwell Varco, Inc.	6,930	298,544
		514,590

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing — 0.7%
Andeavor	9,121	$1,400,074
HollyFrontier Corp.	2,936	205,226
PBF Energy, Inc., Class A	2,130	106,308
		1,711,608
Oil-Field Services — 0.7%
Apergy Corp.†	1,407	61,289
Frank's International NV	74,780	649,090
NOW, Inc.†	21,323	352,896
Oil States International, Inc.†	12,215	405,538
SEACOR Holdings, Inc.†	3,209	158,557
Weatherford International PLC†	18,054	48,926
		1,676,296
Paper & Related Products — 0.2%
Domtar Corp.	1,131	59,004
International Paper Co.	6,664	327,536
		386,540
Physicians Practice Management — 0.2%
MEDNAX, Inc.†	12,525	584,417
Pipelines — 0.8%
Cheniere Energy, Inc.†	1,157	80,400
ONEOK, Inc.	4,358	295,429
Plains GP Holdings LP, Class A	30,234	741,640
Targa Resources Corp.	3,922	220,848
Williams Cos., Inc.	22,061	599,838
		1,938,155
Poultry — 0.2%
Pilgrim's Pride Corp.†	959	17,348
Sanderson Farms, Inc.	3,649	377,197
		394,545
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	320	42,742
Private Equity — 0.2%
Apollo Global Management LLC, Class A	16,272	562,198
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	301	94,911
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	803	48,662
Scholastic Corp.	4,900	228,781
		277,443
Publishing-Newspapers — 0.4%
News Corp., Class A	80,212	1,057,996
News Corp., Class B	2,198	29,893
		1,087,889
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,528	66,376
Liberty Media Corp. - Liberty SiriusXM, Series C†	3,084	134,000
		200,376
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 8.3%
AGNC Investment Corp.	8,319	$154,983
Alexandria Real Estate Equities, Inc.	1,701	213,969
American Campus Communities, Inc.	2,469	101,624
American Homes 4 Rent, Class A	4,687	102,598
Annaly Capital Management, Inc.	47,803	489,025
Apartment Investment & Management Co., Class A	2,830	124,888
Apple Hospitality REIT, Inc.	3,927	68,683
AvalonBay Communities, Inc.	2,505	453,781
Boston Properties, Inc.	2,802	344,898
Brandywine Realty Trust	3,184	50,052
Brixmor Property Group, Inc.	38,861	680,456
Brookfield Property REIT, Inc., Class A	2,833	59,295
Camden Property Trust	1,609	150,554
Chimera Investment Corp.	3,377	61,225
Colony Capital, Inc.	8,352	50,864
Columbia Property Trust, Inc.	2,145	50,708
Corporate Office Properties Trust	1,851	55,215
CubeSmart	3,296	94,035
CyrusOne, Inc.	1,777	112,662
DDR Corp.	2,766	37,037
Digital Realty Trust, Inc.	3,729	419,438
Douglas Emmett, Inc.	2,911	109,803
Duke Realty Corp.	6,469	183,526
Empire State Realty Trust, Inc., Class A	2,443	40,578
EPR Properties	10,389	710,712
Equity Commonwealth†	39,191	1,257,639
Equity Residential	22,166	1,468,719
Essex Property Trust, Inc.	1,193	294,325
Extra Space Storage, Inc.	294	25,472
Federal Realty Investment Trust	1,321	167,067
Forest City Realty Trust, Inc., Class A	21,859	548,442
Gaming and Leisure Properties, Inc.	2,339	82,450
HCP, Inc.	8,531	224,536
Healthcare Trust of America, Inc., Class A	3,697	98,599
Highwoods Properties, Inc.	1,843	87,100
Hospitality Properties Trust	2,950	85,078
Host Hotels & Resorts, Inc.	13,283	280,271
Hudson Pacific Properties, Inc.	2,451	80,197
Invitation Homes, Inc.	5,415	124,058
Iron Mountain, Inc.	5,150	177,778
JBG SMITH Properties	1,859	68,467
Kilroy Realty Corp.	1,756	125,888
Kimco Realty Corp.	7,372	123,407
Lamar Advertising Co., Class A	140	10,892
Liberty Property Trust	2,674	112,977
Life Storage, Inc.	10,668	1,015,167
Macerich Co.	2,466	136,345
Medical Properties Trust, Inc.	62,214	927,611
MFA Financial, Inc.	8,100	59,535
Mid-America Apartment Communities, Inc.	8,833	884,890
National Retail Properties, Inc.	2,776	124,420
New Residential Investment Corp.	6,056	107,918

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc.	3,257	$106,732
OUTFRONT Media, Inc.	2,512	50,114
Paramount Group, Inc.	3,758	56,708
Park Hotels & Resorts, Inc.	3,643	119,563
Rayonier, Inc.	38,405	1,298,473
Realty Income Corp.	5,159	293,496
Regency Centers Corp.	10,554	682,527
Retail Properties of America, Inc., Class A	3,972	48,419
Retail Value, Inc†.	277	9,055
Senior Housing Properties Trust	4,264	74,876
SL Green Realty Corp.	1,549	151,074
Spirit Realty Capital, Inc.	7,756	62,513
Starwood Property Trust, Inc.	4,629	99,616
STORE Capital Corp.	3,232	89,817
Sun Communities, Inc.	7,569	768,556
Two Harbors Investment Corp.	4,453	66,483
UDR, Inc.	4,813	194,590
Uniti Group, Inc.	2,989	60,228
Ventas, Inc.	6,458	351,186
VEREIT, Inc.	17,583	127,653
VICI Properties, Inc.	4,948	106,976
Vornado Realty Trust	3,126	228,198
Washington Prime Group, Inc.	27,150	198,195
Weingarten Realty Investors	2,165	64,430
Welltower, Inc.	6,753	434,353
Weyerhaeuser Co.	29,840	962,937
WP Carey, Inc.	12,253	787,990
		21,114,615
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	2,991	131,903
Jones Lang LaSalle, Inc.	822	118,631
Realogy Holdings Corp.	55,091	1,137,078
		1,387,612
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	419	52,048
Recreational Centers — 0.1%
St. Joe Co.†	13,401	225,137
Recreational Vehicles — 0.3%
Brunswick Corp.	9,444	632,937
Rental Auto/Equipment — 0.1%
AMERCO	127	45,294
Element Fleet Management Corp.	41,748	214,938
		260,232
Retail-Apparel/Shoe — 0.5%
Foot Locker, Inc.	2,129	108,537
Gap, Inc.	8,518	245,744
L Brands, Inc.	16,005	484,952
Tapestry, Inc.	4,197	210,983
Urban Outfitters, Inc.†	6,906	282,455
		1,332,671
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	17,490	283,863
Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	896	$150,824
AutoZone, Inc.†	61	47,318
Genuine Parts Co.	2,594	257,843
		455,985
Retail-Automobile — 0.1%
AutoNation, Inc.†	1,006	41,799
CarMax, Inc.†	1,273	95,055
Penske Automotive Group, Inc.	643	30,472
		167,326
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	445	39,209
Qurate Retail Group, Inc.†	7,886	175,148
		214,357
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,268	259,348
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	676	87,278
Retail-Discount — 0.2%
BJ's Wholesale Club Holdings, Inc.†	8,419	225,461
Dollar Tree, Inc.†	3,534	288,198
		513,659
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,104	736,492
Retail-Jewelry — 0.4%
Tiffany & Co.	8,163	1,052,782
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,163	76,432
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	3,031	225,961
Macy's, Inc.	5,549	192,717
		418,678
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,115	123,977
Yum China Holdings, Inc.	6,150	215,926
		339,903
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	1,404	49,814
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	4,359	101,957
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	867	40,203
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	37,812	481,725
New York Community Bancorp, Inc.	8,635	89,545
People's United Financial, Inc.	6,273	107,394
Sterling Bancorp	4,041	88,902
TFS Financial Corp.	898	13,479
		781,045

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Schools — 0.4%
Bright Horizons Family Solutions, Inc.†	161	$18,972
Graham Holdings Co., Class B	76	44,027
Strategic Education, Inc.	6,262	858,082
		921,081
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	13,883	1,283,622
Cypress Semiconductor Corp.	2,013	29,168
Marvell Technology Group, Ltd.	38,498	743,012
Maxim Integrated Products, Inc.	11,767	663,541
		2,719,343
Semiconductor Equipment — 0.0%
Teradyne, Inc.	2,912	107,686
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	114	29,193
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	674	40,015
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	400	55,400
Steel-Producers — 0.6%
Nucor Corp.	18,355	1,164,625
Reliance Steel & Aluminum Co.	1,272	108,489
Steel Dynamics, Inc.	3,475	157,035
United States Steel Corp.	3,196	97,414
		1,527,563
Telecommunication Equipment — 0.4%
ARRIS International PLC†	3,163	82,207
CommScope Holding Co., Inc.†	3,442	105,876
Juniper Networks, Inc.	6,266	187,792
NICE, Ltd., ADR†	5,777	661,293
		1,037,168
Telephone-Integrated — 0.3%
CenturyLink, Inc.	17,348	367,778
GCI Liberty, Inc., Class A†	1,828	93,228
Telephone & Data Systems, Inc.	6,882	209,419
		670,425
Television — 0.1%
Tribune Media Co., Class A	2,988	114,829
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,128	197,795
Theaters — 0.0%
Cinemark Holdings, Inc.	1,941	78,028
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	59	4,550
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,017	186,721
Stanley Black & Decker, Inc.	9,226	1,351,056
		1,537,777
Security Description	Shares	Value (Note 2)
Toys — 0.1%
Hasbro, Inc.	448	$47,094
Mattel, Inc.	10,943	171,805
		218,899
Transport-Marine — 0.2%
Kirby Corp.†	1,069	87,925
Tidewater, Inc.†	10,000	311,900
		399,825
Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	851	77,433
Kansas City Southern	11,565	1,310,083
		1,387,516
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	12,759	1,249,361
Expeditors International of Washington, Inc.	8,612	633,241
Ryder System, Inc.	943	68,905
		1,951,507
Transport-Truck — 0.0%
Knight-Swift Transportation Holdings, Inc.	2,337	80,580
Schneider National, Inc., Class B	720	17,985
		98,565
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†.	2,002	69,850
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,707	93,117
Water — 0.2%
American Water Works Co., Inc.	3,232	284,319
Aqua America, Inc.	3,228	119,113
		403,432
Water Treatment Systems — 0.1%
Pentair PLC	2,918	126,495
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	6,832	889,117
Total Common Stocks (cost $211,408,409)		243,856,878
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (Preference Shares) (cost $220,717)	1,948	211,358
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell Midcap Value Index Fund (cost $1,155,354)	12,825	1,157,584
Total Long-Term Investment Securities (cost $212,784,480)		245,225,820

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97%(1)	2,828,414	$2,828,414
T. Rowe Price Government Reserve Fund 2.09%(1)	4,546,058	4,546,058
		7,374,472
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 1.88% due 10/01/2018	$1,500,000	1,500,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills Disc. Notes 2.05% due 11/01/2018(2)	200,000	199,645
Total Short-Term Investment Securities (cost $9,074,120)		9,074,117
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $489,017 and collateralized by $505,000 of United States Treasury Bonds, bearing interest at 3.13%, due 08/15/2044 and having an approximate value of $501,562 (cost $489,000)	$489,000	$489,000
TOTAL INVESTMENTS (cost $222,347,600)(3)	100.3%	254,788,937
Liabilities in excess of other assets	(0.3)	(814,601)
NET ASSETS	100.0%	$253,974,336

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of September 30, 2018.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	December 2018	$817,388	$810,080	$(7,308)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$243,856,878	$—	$—	$243,856,878
Convertible Preferred Securities	211,358	—	—	211,358
Exchange-Traded Funds	1,157,584	—	—	1,157,584
Short-Term Investment Securities:
Registered Investment Companies	7,374,472	—	—	7,374,472
Other Short-Term Investment Securities	—	1,699,645	—	1,699,645
Repurchase Agreements	—	489,000	—	489,000
Total Investments at Value	$252,600,292	$2,188,645	$—	$254,788,937
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,308	$—	$—	$7,308

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Banks-Commercial	7.6%
Human Resources	4.6
Real Estate Investment Trusts	4.2
Insurance-Property/Casualty	3.3
Medical-Biomedical/Gene	2.5
Aerospace/Defense-Equipment	2.2
Chemicals-Specialty	1.7
Real Estate Management/Services	1.7
Enterprise Software/Service	1.6
Savings & Loans/Thrifts	1.5
Medical-Drugs	1.5
Commercial Services-Finance	1.4
Oil Companies-Exploration & Production	1.4
Finance-Consumer Loans	1.3
Building-Residential/Commercial	1.3
Athletic Equipment	1.3
Finance-Auto Loans	1.3
Recreational Vehicles	1.2
Miscellaneous Manufacturing	1.2
Engineering/R&D Services	1.2
Computer Services	1.2
Electronic Components-Semiconductors	1.1
Retail-Automobile	1.1
Building & Construction Products-Misc.	1.1
Retail-Restaurants	1.0
Retail-Apparel/Shoe	1.0
Auto/Truck Parts & Equipment-Replacement	1.0
Professional Sports	1.0
Medical Products	0.9
Diversified Manufacturing Operations	0.9
Computer Software	0.9
B2B/E-Commerce	0.9
Oil-Field Services	0.9
Medical-HMO	0.9
Veterinary Diagnostics	0.8
Building Products-Wood	0.8
Diversified Operations/Commercial Services	0.8
Paper & Related Products	0.8
Machinery-Farming	0.7
Machinery-General Industrial	0.7
Consumer Products-Misc.	0.7
Electronic Components-Misc.	0.7
Investment Management/Advisor Services	0.7
Batteries/Battery Systems	0.7
Food-Misc./Diversified	0.7
Finance-Other Services	0.7
Building & Construction-Misc.	0.7
Semiconductor Equipment	0.7
Finance-Investment Banker/Broker	0.6
Registered Investment Companies	0.6
Footwear & Related Apparel	0.6
Applications Software	0.6
Distribution/Wholesale	0.6
Computers-Integrated Systems	0.6
E-Commerce/Services	0.5
Electric-Integrated	0.5
Building-Heavy Construction	0.5
Rubber/Plastic Products	0.5
Data Processing/Management	0.5
Medical-Hospitals	0.5
Energy-Alternate Sources	0.5%
Retail-Home Furnishings	0.5
Gas-Distribution	0.5
Coal	0.5
Power Converter/Supply Equipment	0.4
Consulting Services	0.4
Insurance-Life/Health	0.4
Transport-Truck	0.4
Home Furnishings	0.4
Medical-Generic Drugs	0.4
Gambling (Non-Hotel)	0.4
Computer Aided Design	0.4
Commercial Services	0.4
Medical-Outpatient/Home Medical	0.4
Exchange-Traded Funds	0.4
Electronic Measurement Instruments	0.4
Water	0.4
Racetracks	0.4
Auto-Heavy Duty Trucks	0.4
Building Products-Cement	0.3
Medical Instruments	0.3
Therapeutics	0.3
Auto/Truck Parts & Equipment-Original	0.3
Auto-Truck Trailers	0.3
Containers-Paper/Plastic	0.3
Semiconductor Components-Integrated Circuits	0.3
Chemicals-Diversified	0.3
Oil Refining & Marketing	0.3
Wireless Equipment	0.3
Financial Guarantee Insurance	0.3
Telecom Equipment-Fiber Optics	0.3
Telephone-Integrated	0.3
Airlines	0.3
Office Supplies & Forms	0.3
Publishing-Newspapers	0.3
Disposable Medical Products	0.3
Printing-Commercial	0.2
Schools	0.2
Building Products-Doors & Windows	0.2
Medical Information Systems	0.2
Repurchase Agreements	0.2
Metal-Aluminum	0.2
Firearms & Ammunition	0.2
Retail-Jewelry	0.2
E-Services/Consulting	0.2
Aerospace/Defense	0.2
Oil Field Machinery & Equipment	0.2
Telecom Services	0.2
Television	0.2
Diagnostic Equipment	0.2
Retail-Pawn Shops	0.2
Transport-Services	0.2
Insurance-Multi-line	0.2
Publishing-Books	0.2
Computer Data Security	0.2
Environmental Consulting & Engineering	0.2
Appliances	0.2
Engines-Internal Combustion	0.1
Metal Products-Distribution	0.1
Electronic Parts Distribution	0.1

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Food-Wholesale/Distribution	0.1%
Web Hosting/Design	0.1
Lasers-System/Components	0.1
Broadcast Services/Program	0.1
Transactional Software	0.1
Banks-Mortgage	0.1
Instruments-Controls	0.1
Building-Mobile Home/Manufactured Housing	0.1
Diagnostic Kits	0.1
Cosmetics & Toiletries	0.1
Medical-Wholesale Drug Distribution	0.1
Metal Processors & Fabrication	0.1
Internet Security	0.1
Cellular Telecom	0.1
Linen Supply & Related Items	0.1
Networking Products	0.1
Medical Labs & Testing Services	0.1
Circuit Boards	0.1
Hotels/Motels	0.1
E-Marketing/Info	0.1
Internet Connectivity Services	0.1
Auto Repair Centers	0.1
Real Estate Operations & Development	0.1
Poultry	0.1
Machinery-Pumps	0.1
Satellite Telecom	0.1
Golf	0.1
Computers-Other	0.1
Building-Maintenance & Services	0.1
Identification Systems	0.1
Office Furnishings-Original	0.1
Machinery-Electrical	0.1
Electronic Security Devices	0.1
Computers-Periphery Equipment	0.1
Storage/Warehousing	0.1
Vitamins & Nutrition Products	0.1
Transport-Equipment & Leasing	0.1
Retail-Regional Department Stores	0.1
Medical-Nursing Homes	0.1
Retail-Office Supplies	0.1
Filtration/Separation Products	0.1
Oil & Gas Drilling	0.1
Electric-Generation	0.1
Telecommunication Equipment	0.1
Wire & Cable Products	0.1
Travel Services	0.1
Internet Content-Information/News	0.1
Transport-Air Freight	0.1
Tobacco	0.1
Hazardous Waste Disposal	0.1
Funeral Services & Related Items	0.1
Retail-Misc./Diversified	0.1
Steel-Producers	0.1
Building Products-Air & Heating	0.1
Textile-Apparel	0.1
Apparel Manufacturers	0.1
Physical Therapy/Rehabilitation Centers	0.1
Food-Dairy Products	0.1
Multimedia	0.1
Rubber-Tires	0.1
Food-Retail	0.1%
Banks-Super Regional	0.1
Motion Pictures & Services	0.1
Non-Ferrous Metals	0.1
98.7%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.5%
Advanced Materials — 0.0%
Haynes International, Inc.	1,524	$54,102
Advertising Services — 0.0%
Forrester Research, Inc.	1,233	56,595
Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,595	291,081
Cubic Corp.	3,055	223,168
National Presto Industries, Inc.	612	79,346
		593,595
Aerospace/Defense-Equipment — 2.2%
AAR Corp.	3,936	188,495
Aerojet Rocketdyne Holdings, Inc.†	8,474	288,031
Curtiss-Wright Corp.	3,475	477,535
HEICO Corp.	37,433	3,466,670
Kaman Corp.	3,411	227,787
KLX, Inc.†	24,349	1,528,630
Moog, Inc., Class A	5,656	486,246
Triumph Group, Inc.	6,069	141,408
		6,804,802
Agricultural Operations — 0.0%
Andersons, Inc.	3,207	120,744
Airlines — 0.3%
Allegiant Travel Co.	1,556	197,301
Hawaiian Holdings, Inc.	6,182	247,898
SkyWest, Inc.	6,345	373,720
		818,919
Apparel Manufacturers — 0.1%
Oxford Industries, Inc.	2,064	186,173
Appliances — 0.2%
Hamilton Beach Brands Holding Co., Class A	4,200	92,148
iRobot Corp.†	3,339	367,023
		459,171
Applications Software — 0.6%
Ebix, Inc.	2,762	218,612
PDF Solutions, Inc.†	3,368	30,413
RealPage, Inc.†	23,666	1,559,590
		1,808,615
Athletic Equipment — 1.3%
Fox Factory Holding Corp.†	53,008	3,713,210
Nautilus, Inc.†	3,685	51,406
Vista Outdoor, Inc.†	7,009	125,391
		3,890,007
Audio/Video Products — 0.0%
Daktronics, Inc.	4,781	37,483
Universal Electronics, Inc.†	1,685	66,305
		103,788
Auto Repair Centers — 0.1%
Monro, Inc.	4,007	278,887
Auto-Heavy Duty Trucks — 0.4%
REV Group, Inc.	68,745	1,079,296
Security Description	Shares	Value (Note 2)
Auto-Truck Trailers — 0.3%
Wabash National Corp.	51,270	$934,652
Auto/Truck Parts & Equipment-Original — 0.3%
American Axle & Manufacturing Holdings, Inc.†	13,607	237,306
Cooper-Standard Holdings, Inc.†	2,019	242,240
Gentherm, Inc.†	4,442	201,889
Meritor, Inc.†	1,300	25,168
Methode Electronics, Inc.	4,506	163,117
Superior Industries International, Inc.	2,804	47,808
Titan International, Inc.	6,130	45,485
		963,013
Auto/Truck Parts & Equipment-Replacement — 1.0%
Dorman Products, Inc.†	29,755	2,288,755
Douglas Dynamics, Inc.	13,200	579,480
Motorcar Parts of America, Inc.†	2,305	54,052
Standard Motor Products, Inc.	2,459	121,032
		3,043,319
B2B/E-Commerce — 0.9%
ePlus, Inc.†	29,158	2,702,947
Banks-Commercial — 7.6%
1st Source Corp.	2,840	149,441
Allegiance Bancshares, Inc.†	14,041	585,510
Ameris Bancorp	4,863	222,239
BancFirst Corp.	8,900	533,555
BancorpSouth Bank	11,800	385,860
Bank OZK	68,448	2,598,286
Banner Corp.	22,839	1,419,901
Cadence BanCorp	800	20,896
Cathay General Bancorp	4,600	190,624
CenterState Bank Corp.	2,214	62,103
Central Pacific Financial Corp.	17,685	467,415
Central Valley Community Bancorp	1,100	23,771
Citizens & Northern Corp.	1,200	31,380
City Holding Co.	4,783	367,334
Columbia Banking System, Inc.	8,927	346,100
Community Bank System, Inc.	6,227	380,283
Customers Bancorp, Inc.†	3,550	83,531
CVB Financial Corp.	31,578	704,821
East West Bancorp, Inc.	155	9,357
FCB Financial Holdings, Inc., Class A†	14,200	673,080
Fidelity Southern Corp.	2,686	66,559
First BanCorp./Puerto Rico†	26,461	240,795
First Commonwealth Financial Corp.	31,528	508,862
First Community Bancshares, Inc.	1,300	44,044
First Financial Bancorp	16,870	501,039
First Financial Bankshares, Inc.	8,245	487,279
First Hawaiian, Inc.	4,300	116,788
First Interstate BancSystem, Inc., Class A	2,900	129,920
First Midwest Bancorp, Inc.	12,568	334,183
Franklin Financial Network, Inc.†	1,483	57,985
Glacier Bancorp, Inc.	10,297	443,698
Great Western Bancorp, Inc.	8,578	361,906
Green Bancorp, Inc.	3,227	71,317

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Guaranty Bancorp	2,000	$59,400
Hanmi Financial Corp.	3,961	98,629
Heritage Financial Corp.	4,043	142,111
Home BancShares, Inc.	73,075	1,600,342
Hope Bancorp, Inc.	24,503	396,214
Independent Bank Corp./ Massachusetts	3,955	326,683
Independent Bank Corp./Michigan	5,500	130,075
LegacyTexas Financial Group, Inc.	51,330	2,186,658
NBT Bancorp, Inc.	5,319	204,143
OFG Bancorp	16,059	259,353
Old National Bancorp	18,562	358,247
Opus Bank	2,632	72,117
PacWest Bancorp	3,100	147,715
Preferred Bank	1,699	99,391
S&T Bancorp, Inc.	4,265	184,930
Seacoast Banking Corp. of Florida†	5,746	167,783
ServisFirst Bancshares, Inc.	5,571	218,105
Sierra Bancorp	1,300	37,570
Simmons First National Corp., Class A	16,716	492,286
Southside Bancshares, Inc.	4,947	172,156
TCF Financial Corp.	11,900	283,339
Tompkins Financial Corp.	1,508	122,435
Triumph Bancorp, Inc.†	2,944	112,461
TrustCo Bank Corp.	11,762	99,977
Trustmark Corp.	4,100	137,965
UMB Financial Corp.	2,900	205,610
Union Bankshares Corp.	2,263	87,193
United Community Banks, Inc.	9,642	268,915
Veritex Holdings, Inc.†	26,636	752,733
Webster Financial Corp.	2,800	165,088
West Bancorporation, Inc.	1,850	43,475
Westamerica Bancorporation	14,749	887,300
		23,140,261
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	10,303	140,636
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	7,505	396,864
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,245	159,824
Batteries/Battery Systems — 0.7%
EnerSys	24,528	2,137,125
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	566	103,170
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,540	121,629
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	12,400	172,980
MSG Networks, Inc., Class A†	9,100	234,780
		407,760
Security Description	Shares	Value (Note 2)
Building & Construction Products-Misc. — 1.1%
American Woodmark Corp.†	1,908	$149,682
Gibraltar Industries, Inc.†	3,898	177,749
Patrick Industries, Inc.†	33,672	1,993,382
Quanex Building Products Corp.	4,284	77,969
Simpson Manufacturing Co., Inc.	5,080	368,097
Trex Co., Inc.†	7,155	550,792
		3,317,671
Building & Construction-Misc. — 0.7%
Comfort Systems USA, Inc.	4,538	255,943
EMCOR Group, Inc.	17,100	1,284,381
MYR Group, Inc.†	7,718	251,916
TopBuild Corp.†	4,342	246,712
		2,038,952
Building Products-Air & Heating — 0.1%
AAON, Inc.	4,967	187,753
Building Products-Cement — 0.3%
Continental Building Products, Inc.†	24,800	931,240
US Concrete, Inc.†	1,947	89,270
		1,020,510
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	3,444	142,306
Griffon Corp.	4,113	66,425
Masonite International Corp.†	5,400	346,140
PGT Innovations, Inc.†	7,056	152,410
		707,281
Building Products-Wood — 0.8%
Boise Cascade Co.	4,739	174,395
Universal Forest Products, Inc.	62,116	2,194,558
		2,368,953
Building-Heavy Construction — 0.5%
Aegion Corp.†	3,937	99,921
Dycom Industries, Inc.†	15,608	1,320,437
MasTec, Inc.†	2,900	129,485
Orion Group Holdings, Inc.†	3,520	26,576
		1,576,419
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	8,023	258,742
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,039	262,867
Winnebago Industries, Inc.	3,496	115,892
		378,759
Building-Residential/Commercial — 1.3%
Beazer Homes USA, Inc.†	501	5,260
Hovnanian Enterprises, Inc., Class A†	106,900	171,040
Installed Building Products, Inc.†	31,501	1,228,539
KB Home	48,700	1,164,417
LGI Homes, Inc.†	2,261	107,262
M/I Homes, Inc.†	3,481	83,300
MDC Holdings, Inc.	5,501	162,720
Meritage Homes Corp.†	4,655	185,734
Taylor Morrison Home Corp., Class A†	41,100	741,444

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
TRI Pointe Group, Inc.†	6,700	$83,080
William Lyon Homes, Class A†	4,040	64,196
		3,996,992
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	9,200	103,132
Capacitors — 0.0%
KEMET Corp.†	6,989	129,646
Cellular Telecom — 0.1%
8x8, Inc.†	11,370	241,613
ATN International, Inc.	1,322	97,669
		339,282
Chemicals-Diversified — 0.3%
Aceto Corp.	3,751	8,477
AdvanSix, Inc.†	3,695	125,445
Innophos Holdings, Inc.	2,389	106,072
Innospec, Inc.	2,975	228,331
Koppers Holdings, Inc.†	2,580	80,367
Quaker Chemical Corp.	1,624	328,389
		877,081
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	6,240	115,003
Chemicals-Other — 0.0%
American Vanguard Corp.	3,251	58,518
Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)(2)	3,640	5,296
PolyOne Corp.	2,200	96,184
		101,480
Chemicals-Specialty — 1.7%
Balchem Corp.	26,545	2,975,429
H.B. Fuller Co.	6,166	318,597
Hawkins, Inc.	1,175	48,704
Ingevity Corp.†	5,123	521,931
Kraton Corp.†	3,885	183,178
Minerals Technologies, Inc.	5,000	338,000
OMNOVA Solutions, Inc.†	16,600	163,510
Rogers Corp.†	2,240	329,997
Sensient Technologies Corp.	1,800	137,718
Stepan Co.	2,470	214,915
		5,231,979
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,343	45,665
TTM Technologies, Inc.†	16,642	264,774
		310,439
Coal — 0.5%
Arch Coal, Inc., Class A	3,100	277,140
Cloud Peak Energy, Inc.†	9,232	21,234
CONSOL Energy, Inc.†	3,412	139,244
NACCO Industries, Inc., Class A	3,100	101,525
Peabody Energy Corp.	5,600	199,584
SunCoke Energy, Inc.†	10,386	120,685
Warrior Met Coal, Inc.	18,800	508,352
		1,367,764
Security Description	Shares	Value (Note 2)
Commercial Services — 0.4%
Acacia Research Corp.†	17,900	$57,280
Care.com, Inc.†	5,600	123,816
HMS Holdings Corp.†	10,169	333,645
Medifast, Inc.	2,156	477,662
Nutrisystem, Inc.	3,587	132,898
Team, Inc.†	3,658	82,305
		1,207,606
Commercial Services-Finance — 1.4%
Cardtronics PLC, Class A†	4,548	143,899
Euronet Worldwide, Inc.†	1,400	140,308
EVERTEC, Inc.	7,353	177,207
Green Dot Corp., Class A†	8,264	734,008
MarketAxess Holdings, Inc.	1,650	294,509
Travelport Worldwide, Ltd.	49,476	834,660
WEX, Inc.†	10,027	2,013,021
		4,337,612
Communications Software — 0.0%
Digi International, Inc.†	3,319	44,641
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	10,850	1,235,923
Computer Data Security — 0.2%
Carbon Black, Inc.†	1,400	29,652
OneSpan, Inc.†	3,823	72,828
Qualys, Inc.†	4,086	364,063
		466,543
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	5,130	103,626
Computer Services — 1.2%
CACI International, Inc., Class A†	3,010	554,292
Carbonite, Inc.†	27,817	991,676
Engility Holdings, Inc.†	2,207	79,430
ExlService Holdings, Inc.†	4,181	276,782
Insight Enterprises, Inc.†	4,321	233,723
Science Applications International Corp.	6,250	503,750
Sykes Enterprises, Inc.†	4,852	147,937
Syntel, Inc.†	3,800	155,724
TTEC Holdings, Inc.	1,688	43,719
Unisys Corp.†	22,715	463,386
Virtusa Corp.†	3,334	179,069
		3,629,488
Computer Software — 0.9%
Box, Inc., Class A†	4,100	98,031
Envestnet, Inc.†	39,443	2,404,051
SendGrid, Inc.†	800	29,432
TiVo Corp.	15,080	187,746
		2,719,260
Computers-Integrated Systems — 0.6%
Agilysys, Inc.†	2,150	35,045
Cray, Inc.†	4,974	106,941
Diebold Nixdorf, Inc.	9,271	41,720
Mercury Systems, Inc.†	5,898	326,277

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Integrated Systems (continued)
MTS Systems Corp.	2,176	$119,136
NetScout Systems, Inc.†	43,600	1,100,900
		1,730,019
Computers-Other — 0.1%
3D Systems Corp.†	13,893	262,578
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	7,106	242,172
Consulting Services — 0.4%
FTI Consulting, Inc.†	4,655	340,699
Huron Consulting Group, Inc.†	11,400	563,160
Kelly Services, Inc., Class A	3,793	91,146
Navigant Consulting, Inc.	13,883	320,142
		1,315,147
Consumer Products-Misc. — 0.7%
Central Garden & Pet Co.†	1,258	45,338
Central Garden & Pet Co., Class A†	4,977	164,938
Helen of Troy, Ltd.†	12,888	1,687,039
WD-40 Co.	1,690	290,849
		2,188,164
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	32,300	452,523
KapStone Paper and Packaging Corp.	10,848	367,856
Multi-Color Corp.	1,698	105,700
		926,079
Cosmetics & Toiletries — 0.1%
Avon Products, Inc.†	53,893	118,565
Edgewell Personal Care Co.†	2,500	115,575
Inter Parfums, Inc.	2,099	135,280
		369,420
Data Processing/Management — 0.5%
Bottomline Technologies, Inc.†	4,459	324,214
CSG Systems International, Inc.	4,583	183,962
Fair Isaac Corp.†	4,500	1,028,475
		1,536,651
Diagnostic Equipment — 0.2%
BioTelemetry, Inc.†	3,987	256,962
Repligen Corp.†	4,750	263,435
		520,397
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	17,165	255,758
OraSure Technologies, Inc.†	7,453	115,149
		370,907
Disposable Medical Products — 0.3%
CONMED Corp.	3,151	249,622
Merit Medical Systems, Inc.†	6,669	409,810
Utah Medical Products, Inc.	1,000	94,200
		753,632
Distribution/Wholesale — 0.6%
Anixter International, Inc.†	3,506	246,472
Core-Mark Holding Co., Inc.	5,596	190,040
Essendant, Inc.	7,197	92,266
Security Description	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Fossil Group, Inc.†	5,536	$128,878
G-III Apparel Group, Ltd.†	5,093	245,432
H&E Equipment Services, Inc.	11,147	421,134
ScanSource, Inc.†	3,118	124,408
Titan Machinery, Inc.†	17,300	267,890
Veritiv Corp.†	1,371	49,904
		1,766,424
Diversified Manufacturing Operations — 0.9%
Actuant Corp., Class A	18,819	525,050
AZZ, Inc.	3,171	160,135
Barnes Group, Inc.	5,738	407,570
EnPro Industries, Inc.	2,554	186,263
Fabrinet†	4,441	205,441
Federal Signal Corp.	7,334	196,405
Harsco Corp.†	18,050	515,327
LSB Industries, Inc.†	2,475	24,206
Lydall, Inc.†	2,117	91,243
Raven Industries, Inc.	4,374	200,110
Standex International Corp.	1,563	162,943
Tredegar Corp.	3,114	67,418
		2,742,111
Diversified Operations/Commercial Services — 0.8%
Colliers International Group, Inc.	28,300	2,194,665
Viad Corp.	2,476	146,703
		2,341,368
Drug Delivery Systems — 0.0%
Assertio Therapeutics, Inc.†	7,787	45,788
E-Commerce/Services — 0.5%
Liberty Expedia Holdings, Inc., Class A†	10,800	508,032
Shutterfly, Inc.†	8,274	545,174
Shutterstock, Inc.	2,258	123,241
Stamps.com, Inc.†	2,079	470,270
		1,646,717
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	3,131	19,882
New Media Investment Group, Inc.	13,511	211,987
QuinStreet, Inc.†	4,479	60,780
		292,649
E-Services/Consulting — 0.2%
Perficient, Inc.†	22,341	595,388
Electric Products-Misc. — 0.0%
Graham Corp.	2,000	56,340
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	8,000	66,000
Electric-Generation — 0.1%
Atlantic Power Corp.†	95,900	210,980
Electric-Integrated — 0.5%
Avista Corp.	8,003	404,632
El Paso Electric Co.	10,558	603,917
PNM Resources, Inc.	4,100	161,745
Portland General Electric Co.	9,800	446,978
		1,617,272

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.7%
Applied Optoelectronics, Inc.†	2,280	$56,225
Bel Fuse, Inc., Class B	2,399	63,574
Benchmark Electronics, Inc.	22,376	523,598
Knowles Corp.†	10,977	182,438
OSI Systems, Inc.†	8,350	637,188
Plexus Corp.†	3,927	229,769
Sanmina Corp.†	8,280	228,528
Vishay Intertechnology, Inc.	12,600	256,410
		2,177,730
Electronic Components-Semiconductors — 1.1%
Amkor Technology, Inc.†	37,000	273,430
CEVA, Inc.†	2,684	77,165
CTS Corp.	4,031	138,263
Diodes, Inc.†	4,821	160,491
DSP Group, Inc.†	2,378	28,298
Kopin Corp.†	7,469	18,075
Rambus, Inc.†	107,578	1,173,676
Rudolph Technologies, Inc.†	3,887	95,037
Semtech Corp.†	8,068	448,581
Synaptics, Inc.†	8,100	369,522
Xperi Corp.	40,082	595,218
		3,377,756
Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	3,547	187,814
FARO Technologies, Inc.†	2,069	133,140
Itron, Inc.†	4,070	261,294
Stoneridge, Inc.†	17,900	531,988
		1,114,236
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	5,950	425,841
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	4,242	243,491
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	13,744	254,814
Green Plains, Inc.	4,745	81,614
Pattern Energy Group, Inc., Class A	7,700	152,999
Renewable Energy Group, Inc.†	9,439	271,843
REX American Resources Corp.†	6,772	511,625
SolarEdge Technologies, Inc.†	5,211	196,194
		1,469,089
Engineering/R&D Services — 1.2%
Exponent, Inc.	64,926	3,480,034
VSE Corp.	4,800	159,024
		3,639,058
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	22,664	435,829
Enterprise Software/Service — 1.6%
Domo, Inc., Class B†	11,400	244,530
Donnelley Financial Solutions, Inc.†	10,542	188,913
LivePerson, Inc.†	6,995	181,520
Manhattan Associates, Inc.†	2,400	131,040
ManTech International Corp., Class A	3,215	203,510
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
MicroStrategy, Inc., Class A†	2,149	$302,192
Omnicell, Inc.†	4,784	343,970
Progress Software Corp.	28,384	1,001,671
SPS Commerce, Inc.†	2,129	211,282
SVMK, Inc.†	7,400	118,622
Tyler Technologies, Inc.†	7,422	1,818,835
		4,746,085
Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	6,742	460,479
Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	3,157	214,834
Finance-Auto Loans — 1.3%
Credit Acceptance Corp.†	8,723	3,821,285
Finance-Consumer Loans — 1.3%
Encore Capital Group, Inc.†	3,118	111,780
Enova International, Inc.†	4,161	119,837
Nelnet, Inc., Class A	3,900	222,963
PRA Group, Inc.†	97,739	3,518,604
World Acceptance Corp.†	757	86,571
		4,059,755
Finance-Investment Banker/Broker — 0.6%
Diamond Hill Investment Group, Inc.	5,989	990,521
Evercore, Inc., Class A	1,800	180,990
Greenhill & Co., Inc.	2,337	61,580
Houlihan Lokey, Inc.	7,700	345,961
INTL. FCStone, Inc.†	1,935	93,499
Investment Technology Group, Inc.	4,019	87,051
Piper Jaffray Cos.	1,848	141,095
		1,900,697
Finance-Mortgage Loan/Banker — 0.0%
Granite Point Mtg. Trust, Inc.	5,294	102,068
Finance-Other Services — 0.7%
HomeStreet, Inc.†	3,288	87,132
WageWorks, Inc.†	46,359	1,981,847
		2,068,979
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	27,900	298,251
MGIC Investment Corp.†	12,100	161,051
NMI Holdings, Inc., Class A†	13,611	308,289
Radian Group, Inc.	3,200	66,144
		833,735
Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	7,105	486,195
Sturm Ruger & Co., Inc.	2,127	146,869
		633,064
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,924	64,839
Food-Dairy Products — 0.1%
Dean Foods Co.	25,233	179,154
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	8,033	220,506
Cal-Maine Foods, Inc.	3,685	177,985

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
Darling Ingredients, Inc.†	62,261	$1,202,883
J&J Snack Foods Corp.	1,824	275,223
John B. Sanfilippo & Son, Inc.	1,066	76,091
Post Holdings, Inc.†	1,300	127,452
		2,080,140
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	4,900	167,825
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,905	184,023
SpartanNash Co.	4,378	87,823
SUPERVALU, Inc.†	4,714	151,885
		423,731
Footwear & Related Apparel — 0.6%
Crocs, Inc.†	22,196	472,553
Deckers Outdoor Corp.†	1,700	201,586
Steven Madden, Ltd.	6,486	343,109
Weyco Group, Inc.	600	21,108
Wolverine World Wide, Inc.	20,085	784,319
		1,822,675
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,911	196,137
Gambling (Non-Hotel) — 0.4%
Monarch Casino & Resort, Inc.†	1,438	65,357
Pinnacle Entertainment, Inc.†	35,100	1,182,519
		1,247,876
Gas-Distribution — 0.5%
Northwest Natural Holding Co.	4,909	328,412
South Jersey Industries, Inc.	10,418	367,443
Southwest Gas Holdings, Inc.	2,800	221,284
Spire, Inc.	6,173	454,024
		1,371,163
Golf — 0.1%
Callaway Golf Co.	10,816	262,721
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,679	197,576
Health Care Cost Containment — 0.0%
CorVel Corp.†	1,127	67,902
Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	3,006	62,374
Hooker Furniture Corp.	19,205	649,129
Sleep Number Corp.†	15,951	586,678
		1,298,181
Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	10,913	199,162
Marcus Corp.	2,398	100,836
		299,998
Human Resources — 4.6%
AMN Healthcare Services, Inc.†	66,458	3,635,253
ASGN, Inc.†	49,810	3,931,503
Barrett Business Services, Inc.	9,096	607,431
Security Description	Shares	Value (Note 2)
Human Resources (continued)
Cross Country Healthcare, Inc.†	26,222	$228,918
Heidrick & Struggles International, Inc.	2,310	78,193
Insperity, Inc.	35,070	4,136,506
Korn/Ferry International	6,937	341,578
Resources Connection, Inc.	3,656	60,690
TrueBlue, Inc.†	13,650	355,582
Willdan Group, Inc.†	20,836	707,591
		14,083,245
Identification Systems — 0.1%
Brady Corp., Class A	5,873	256,944
Independent Power Producers — 0.0%
Vistra Energy Corp.†	5,218	129,824
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,968	60,607
Instruments-Controls — 0.1%
Control4 Corp.†	3,179	109,135
Watts Water Technologies, Inc., Class A	3,388	281,204
		390,339
Insurance Brokers — 0.0%
eHealth, Inc.†	1,963	55,474
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	10,999	388,925
CNO Financial Group, Inc.	16,300	345,886
Primerica, Inc.	4,700	566,585
		1,301,396
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	4,997	224,365
Kemper Corp.	1,700	136,765
United Fire Group, Inc.	2,594	131,698
		492,828
Insurance-Property/Casualty — 3.3%
Ambac Financial Group, Inc.†	6,423	131,158
AMERISAFE, Inc.	24,429	1,513,377
Employers Holdings, Inc.	3,991	180,792
First American Financial Corp.	3,000	154,770
HCI Group, Inc.	894	39,112
James River Group Holdings, Ltd.	3,646	155,393
Kinsale Capital Group, Inc.	4,500	287,370
National General Holdings Corp.	72,409	1,943,458
Navigators Group, Inc.	7,329	506,434
ProAssurance Corp.	9,933	466,354
RLI Corp.	41,753	3,280,951
Safety Insurance Group, Inc.	1,769	158,502
Selective Insurance Group, Inc.	7,168	455,168
Stewart Information Services Corp.	2,893	130,214
Third Point Reinsurance, Ltd.†	15,489	201,357
United Insurance Holdings Corp.	2,609	58,389
Universal Insurance Holdings, Inc.	7,209	349,997
		10,012,796

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	1,100	$41,470
Maiden Holdings, Ltd.	8,408	23,963
		65,433
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	5,094	284,245
Internet Content-Information/News — 0.1%
HealthStream, Inc.	3,111	96,472
XO Group, Inc.†	2,998	103,371
		199,843
Internet Security — 0.1%
Proofpoint, Inc.†	2,075	220,635
Zix Corp.†	21,500	119,325
		339,960
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	39,303	1,273,417
Blucora, Inc.†	5,805	233,651
BrightSphere Investment Group PLC	3,000	37,200
Stifel Financial Corp.	1,350	69,201
Virtus Investment Partners, Inc.	1,873	213,054
Waddell & Reed Financial, Inc., Class A	9,717	205,806
WisdomTree Investments, Inc.	14,174	120,196
		2,152,525
Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	4,159	72,574
II-VI, Inc.†	7,163	338,810
		411,384
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,880	326,462
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,814	141,854
Machinery-Electrical — 0.1%
Bloom Energy Corp. Class A†	700	23,856
Franklin Electric Co., Inc.	4,724	223,209
		247,065
Machinery-Farming — 0.7%
Alamo Group, Inc.	22,662	2,076,066
Lindsay Corp.	1,311	131,414
		2,207,480
Machinery-General Industrial — 0.7%
Albany International Corp., Class A	3,533	280,874
Applied Industrial Technologies, Inc.	8,718	682,183
Chart Industries, Inc.†	3,777	295,852
DXP Enterprises, Inc.†	9,128	365,759
Kadant, Inc.	3,800	409,830
Tennant Co.	2,202	167,242
		2,201,740
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,184	269,568
Security Description	Shares	Value (Note 2)
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	8,966	$134,042
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	27,000	384,750
Computer Programs & Systems, Inc.	1,459	39,174
NextGen Healthcare, Inc.†	5,790	116,263
Tabula Rasa HealthCare, Inc.†	2,047	166,196
		706,383
Medical Instruments — 0.3%
AngioDynamics, Inc.†	20,817	452,562
Natus Medical, Inc.†	4,074	145,238
NuVasive, Inc.†	5,500	390,390
		988,190
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	5,300	317,523
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,686	54,879
Medical Products — 0.9%
CryoLife, Inc.†	4,122	145,094
Integer Holdings Corp.†	17,505	1,452,040
Invacare Corp.	4,049	58,913
LeMaitre Vascular, Inc.	1,921	74,419
Luminex Corp.	9,554	289,582
MiMedx Group, Inc.†	34,346	212,258
Orthofix Medical, Inc.†	4,954	286,391
OrthoPediatrics Corp.†	2,200	80,608
Surmodics, Inc.†	1,627	121,456
Tactile Systems Technology, Inc.†	2,032	144,374
		2,865,135
Medical-Biomedical/Gene — 2.5%
ACADIA Pharmaceuticals, Inc.†	15,600	323,856
Achillion Pharmaceuticals, Inc.†	48,068	176,890
Acorda Therapeutics, Inc.†	4,802	94,359
Alder Biopharmaceuticals, Inc.†	12,300	204,795
AMAG Pharmaceuticals, Inc.†	15,700	314,000
Amicus Therapeutics, Inc.†	19,600	236,964
ANI Pharmaceuticals, Inc.†	1,008	56,992
Aptinyx, Inc.†	7,800	225,888
Arena Pharmaceuticals, Inc.†	6,030	277,501
Arvinas, Inc.†	200	3,374
Biohaven Pharmaceutical Holding Co., Ltd.†	7,100	266,605
Bluebird Bio, Inc.†	1,000	146,000
Cambrex Corp.†	4,052	277,157
CytomX Therapeutics, Inc.†	6,700	123,950
Emergent BioSolutions, Inc.†	5,363	353,046
Forty Seven, Inc.†	11,500	171,580
Homology Medicines, Inc.†	8,000	182,880
Innoviva, Inc.†	8,286	126,279
Ligand Pharmaceuticals, Inc.†	2,571	705,714
Medicines Co.†	8,002	239,340
Menlo Therapeutics, Inc.†	5,400	53,190
Myriad Genetics, Inc.†	16,641	765,486
NewLink Genetics Corp.†	23,400	55,926
Novavax, Inc.†	97,800	183,864

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Puma Biotechnology, Inc.†	4,600	$210,910
REGENXBIO, Inc.†	7,704	581,652
resTORbio, Inc.†	4,000	60,560
Sangamo Therapeutics, Inc.†	3,900	66,105
Selecta Biosciences, Inc.†	14,200	220,810
Solid Biosciences, Inc.†	6,300	297,234
Spark Therapeutics, Inc.†	3,100	169,105
Spectrum Pharmaceuticals, Inc.†	12,044	202,339
Synlogic, Inc.†	11,852	168,417
Y-mAbs Therapeutics, Inc.†	700	18,592
		7,561,360
Medical-Drugs — 1.5%
Aimmune Therapeutics, Inc.†	6,400	174,592
Clovis Oncology, Inc.†	7,400	217,338
Corcept Therapeutics, Inc.†	12,867	180,395
Cytokinetics, Inc.†	6,656	65,562
Eagle Pharmaceuticals, Inc.†	2,957	205,009
Enanta Pharmaceuticals, Inc.†	1,912	163,399
Global Blood Therapeutics, Inc.†	7,000	266,000
Gritstone Oncology, Inc.†	3,000	42,720
Horizon Pharma PLC†	16,800	328,944
Lannett Co., Inc.†	10,523	49,984
Mallinckrodt PLC†	10,900	319,479
Paratek Pharmaceuticals, Inc.†	15,700	152,290
Phibro Animal Health Corp., Class A	2,452	105,191
Prestige Consumer Healthcare, Inc.†	10,300	390,267
Principia Biopharma, Inc.†	400	11,688
Progenics Pharmaceuticals, Inc.†	10,216	64,054
Reata Pharmaceuticals, Inc., Class A†	4,168	340,776
Seres Therapeutics, Inc.†	20,000	151,800
Supernus Pharmaceuticals, Inc.†	6,362	320,327
Sutro Biopharma, Inc.†	2,400	36,000
Synergy Pharmaceuticals, Inc.†	63,900	108,630
TG Therapeutics, Inc.†	13,900	77,840
Vanda Pharmaceuticals, Inc.†	18,582	426,457
Voyager Therapeutics, Inc.†	10,600	200,552
		4,399,294
Medical-Generic Drugs — 0.4%
Amphastar Pharmaceuticals, Inc.†	4,227	81,327
Endo International PLC†	56,382	948,909
Momenta Pharmaceuticals, Inc.†	9,542	250,955
		1,281,191
Medical-HMO — 0.9%
Magellan Health, Inc.†	2,992	215,574
Molina Healthcare, Inc.†	7,725	1,148,707
Tivity Health, Inc.†	28,474	915,439
Triple-S Management Corp., Class B†	12,000	226,680
WellCare Health Plans, Inc.†	350	112,172
		2,618,572
Medical-Hospitals — 0.5%
Community Health Systems, Inc.†	31,064	107,482
Quorum Health Corp.†	36,949	216,521
Select Medical Holdings Corp.†	13,195	242,788
Security Description	Shares	Value (Note 2)
Medical-Hospitals (continued)
Surgery Partners, Inc.†	7,700	$127,050
Tenet Healthcare Corp.†	29,000	825,340
		1,519,181
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	5,965	226,193
Medical-Outpatient/Home Medical — 0.4%
Amedisys, Inc.†	3,530	441,109
Civitas Solutions, Inc.†	18,875	278,406
LHC Group, Inc.†	3,550	365,614
Providence Service Corp.†	1,342	90,290
		1,175,419
Medical-Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†	6,890	133,735
Owens & Minor, Inc.	14,093	232,816
		366,551
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	2,417	114,807
LB Foster Co., Class A†	1,300	26,715
Mueller Industries, Inc.	7,017	203,353
		344,875
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,113	23,228
Worthington Industries, Inc.	9,300	403,248
		426,476
Metal-Aluminum — 0.2%
Century Aluminum Co.†	5,977	71,545
Kaiser Aluminum Corp.	5,676	619,024
		690,569
Miscellaneous Manufacturing — 1.2%
FreightCar America, Inc.†	2,100	33,747
Hillenbrand, Inc.	18,242	954,057
John Bean Technologies Corp.	22,261	2,655,737
		3,643,541
Motion Pictures & Services — 0.1%
Eros International PLC†	13,100	157,855
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	7,300	109,865
Multimedia — 0.1%
E.W. Scripps Co., Class A	6,996	115,434
Entravision Communications Corp., Class A	13,000	63,700
		179,134
Networking Products — 0.1%
Extreme Networks, Inc.†	14,416	78,999
NETGEAR, Inc.†	3,875	243,544
		322,543
Non-Ferrous Metals — 0.1%
Materion Corp.	2,465	149,133
Office Furnishings-Original — 0.1%
Interface, Inc.	10,748	250,966

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Supplies & Forms — 0.3%
ACCO Brands Corp.	71,700	$810,210
Oil & Gas Drilling — 0.1%
Noble Corp. PLC†	30,067	211,371
Oil Companies-Exploration & Production — 1.4%
Bonanza Creek Energy, Inc.†	2,277	67,809
Carrizo Oil & Gas, Inc.†	10,380	261,576
Denbury Resources, Inc.†	112,722	698,876
EP Energy Corp., Class A†	43,783	102,452
Gulfport Energy Corp.†	69,300	721,413
HighPoint Resources Corp.†	13,457	65,670
Laredo Petroleum, Inc.†	18,623	152,150
PDC Energy, Inc.†	11,050	541,008
Penn Virginia Corp.†	1,633	131,522
Ring Energy, Inc.†	6,916	68,538
Sanchez Energy Corp.†	17,600	40,480
SRC Energy, Inc.†	29,547	262,673
Unit Corp.†	13,190	343,731
W&T Offshore, Inc.†	70,100	675,764
		4,133,662
Oil Field Machinery & Equipment — 0.2%
Exterran Corp.†	3,829	101,583
Flotek Industries, Inc.†	6,315	15,156
Natural Gas Services Group, Inc.†	2,800	59,080
US Silica Holdings, Inc.	21,839	411,229
		587,048
Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	800	33,968
Delek US Holdings, Inc.	10,900	462,487
Murphy USA, Inc.†	3,500	299,110
Par Pacific Holdings, Inc.†	3,410	69,564
		865,129
Oil-Field Services — 0.9%
Archrock, Inc.	33,467	408,297
Bristow Group, Inc.†	4,357	52,850
C&J Energy Services, Inc.†	7,745	161,096
CARBO Ceramics, Inc.†	2,602	18,864
Era Group, Inc.†	2,484	30,677
FTS International, Inc.†	7,300	86,067
Gulf Island Fabrication, Inc.	1,668	16,597
Helix Energy Solutions Group, Inc.†	16,963	167,594
KLX Energy Services Holdings, Inc.†	12,213	390,925
Matrix Service Co.†	3,272	80,655
MRC Global, Inc.†	24,000	450,480
Newpark Resources, Inc.†	11,033	114,192
Oil States International, Inc.†	7,308	242,626
Pioneer Energy Services Corp.†	9,529	28,111
ProPetro Holding Corp.†	8,957	147,701
SEACOR Holdings, Inc.†	3,687	182,175
TETRA Technologies, Inc.†	15,312	69,057
		2,647,964
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	2,006	59,578
Domtar Corp.	2,200	114,774
Security Description	Shares	Value (Note 2)
Paper & Related Products (continued)
Neenah, Inc.	20,576	$1,775,709
P.H. Glatfelter Co.	5,334	101,933
Schweitzer-Mauduit International, Inc.	3,747	143,547
Verso Corp., Class A†	4,300	144,781
		2,340,322
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,546	183,356
Poultry — 0.1%
Pilgrim's Pride Corp.†	9,000	162,810
Sanderson Farms, Inc.	1,100	113,707
		276,517
Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	15,000	846,150
Powell Industries, Inc.	5,962	216,182
SPX Corp.†	5,245	174,711
Vicor Corp.†	1,956	89,976
		1,327,019
Printing-Commercial — 0.2%
Deluxe Corp.	5,700	324,558
Ennis, Inc.	16,100	329,245
LSC Communications, Inc.	4,066	44,970
RR Donnelley & Sons Co.	8,577	46,316
		745,089
Professional Sports — 1.0%
Madison Square Garden Co., Class A†	9,648	3,042,207
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	45,400	317,800
Scholastic Corp.	3,373	157,485
		475,285
Publishing-Newspapers — 0.3%
Gannett Co., Inc.	60,367	604,274
Tribune Publishing Co.†	10,100	164,933
		769,207
Racetracks — 0.4%
Penn National Gaming, Inc.†	30,456	1,002,612
Speedway Motorsports, Inc.	4,500	80,325
		1,082,937
Real Estate Investment Trusts — 4.2%
Acadia Realty Trust	9,930	278,338
Agree Realty Corp.	3,781	200,847
American Assets Trust, Inc.	9,703	361,825
Apollo Commercial Real Estate Finance, Inc.	13,639	257,368
Armada Hoffler Properties, Inc.	5,957	90,010
ARMOUR Residential REIT, Inc.	5,108	114,675
Ashford Hospitality Trust, Inc.	34,200	218,538
Capstead Mtg. Corp.	76,470	604,878
CareTrust REIT, Inc.	9,866	174,727
CBL & Associates Properties, Inc.	26,637	106,282
Cedar Realty Trust, Inc.	10,749	50,090
Chatham Lodging Trust	5,590	116,775

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Cherry Hill Mtg. Investment Corp.	5,900	$106,790
Chesapeake Lodging Trust	7,358	235,971
City Office REIT, Inc.	1,500	18,930
Community Healthcare Trust, Inc.	2,107	65,275
CorEnergy Infrastructure Trust, Inc.	2,958	111,162
CoreSite Realty Corp.	7,400	822,436
CubeSmart	3,700	105,561
DiamondRock Hospitality Co.	56,522	659,612
Dynex Capital, Inc.	2,300	14,674
Easterly Government Properties, Inc.	7,357	142,505
EastGroup Properties, Inc.	6,754	645,817
EPR Properties	300	20,523
Equity LifeStyle Properties, Inc.	1,400	135,030
First Industrial Realty Trust, Inc.	2,700	84,780
Four Corners Property Trust, Inc.	8,143	209,194
Franklin Street Properties Corp.	17,765	141,942
GEO Group, Inc.	24,300	611,388
Getty Realty Corp.	4,084	116,639
Gladstone Commercial Corp.	1,100	21,065
Global Net Lease, Inc.	8,688	181,145
Government Properties Income Trust	13,582	153,341
Hersha Hospitality Trust	17,014	385,707
Highwoods Properties, Inc.	2,000	94,520
Hospitality Properties Trust	5,600	161,504
Independence Realty Trust, Inc.	10,680	112,460
InfraREIT, Inc.†	1,600	33,840
Invesco Mtg. Capital, Inc.	24,102	381,294
iStar, Inc.	8,281	92,499
Kite Realty Group Trust	10,194	169,730
Lexington Realty Trust	26,013	215,908
LTC Properties, Inc.	10,529	464,434
Mack-Cali Realty Corp.	4,900	104,174
National Retail Properties, Inc.	700	31,374
National Storage Affiliates Trust	6,887	175,205
New York Mortgage Trust, Inc.	16,943	103,013
Pebblebrook Hotel Trust	4,200	152,754
Pennsylvania Real Estate Investment Trust	10,711	101,326
PennyMac Mtg. Investment Trust	7,426	150,302
Piedmont Office Realty Trust, Inc., Class A	2,900	54,897
PS Business Parks, Inc.	3,856	490,059
Ramco-Gershenson Properties Trust	19,866	270,177
Redwood Trust, Inc.	10,104	164,089
Retail Opportunity Investments Corp.	13,740	256,526
RLJ Lodging Trust	3,100	68,293
Saul Centers, Inc.	4,098	229,488
Summit Hotel Properties, Inc.	12,761	172,656
Taubman Centers, Inc.	1,800	107,694
Two Harbors Investment Corp.	28,118	419,802
Universal Health Realty Income Trust	1,541	114,666
Urstadt Biddle Properties, Inc., Class A	3,632	77,325
Washington Prime Group, Inc.	22,667	165,469
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Whitestone REIT	4,842	$67,207
Xenia Hotels & Resorts, Inc.	2,300	54,510
		12,821,035
Real Estate Management/Services — 1.7%
FirstService Corp.	37,592	3,182,539
HFF, Inc., Class A	4,766	202,460
RE/MAX Holdings, Inc., Class A	38,155	1,692,174
		5,077,173
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	2,356	53,458
Cushman & Wakefield PLC†	13,200	224,268
		277,726
Recreational Vehicles — 1.2%
Camping World Holdings, Inc., Class A	60,668	1,293,442
LCI Industries	30,092	2,491,617
		3,785,059
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.†	5,411	77,810
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	8,160	172,339
American Eagle Outfitters, Inc.	17,800	441,974
Ascena Retail Group, Inc.†	21,037	96,139
Buckle, Inc.	3,464	79,845
Caleres, Inc.	5,262	188,695
Cato Corp., Class A	2,791	58,667
Chico's FAS, Inc.	15,314	132,772
Children's Place, Inc.	7,673	980,609
DSW, Inc., Class A	8,310	281,543
Express, Inc.†	9,080	100,425
Francesca's Holdings Corp.†	4,394	16,302
Genesco, Inc.†	2,426	114,265
Guess?, Inc.	6,910	156,166
Shoe Carnival, Inc.	1,273	49,010
Tailored Brands, Inc.	6,067	152,828
Vera Bradley, Inc.†	2,649	40,424
		3,062,003
Retail-Appliances — 0.0%
Conn's, Inc.†	2,500	88,375
Retail-Automobile — 1.1%
Asbury Automotive Group, Inc.†	6,880	473,000
Group 1 Automotive, Inc.	2,305	149,595
Lithia Motors, Inc., Class A	32,723	2,672,160
Sonic Automotive, Inc., Class A	2,878	55,689
		3,350,444
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,401	25,350
Barnes & Noble, Inc.	6,939	40,246
		65,596
Retail-Building Products — 0.0%
Tile Shop Holdings, Inc.	4,752	33,977

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 0.0%
BJ's Wholesale Club Holdings, Inc.†	4,900	$131,222
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,483	53,952
Retail-Hair Salons — 0.0%
Regis Corp.†	4,036	82,455
Retail-Home Furnishings — 0.5%
Haverty Furniture Cos., Inc.	2,339	51,692
Kirkland's, Inc.†	1,911	19,282
La-Z-Boy, Inc.	5,688	179,741
RH†	8,984	1,176,994
		1,427,709
Retail-Jewelry — 0.2%
Movado Group, Inc.	13,114	549,477
Signet Jewelers, Ltd.	700	46,151
		595,628
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,743	58,289
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	38,354	63,668
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A	12,411	189,516
Retail-Office Supplies — 0.1%
Office Depot, Inc.	67,552	216,842
Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	6,274	67,132
FirstCash, Inc.	5,401	442,882
		510,014
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,520	83,185
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	2,975	227,112
Retail-Restaurants — 1.0%
BJ's Restaurants, Inc.	2,561	184,904
Bloomin' Brands, Inc.	50,900	1,007,311
Brinker International, Inc.	9,200	429,916
Chuy's Holdings, Inc.†	2,065	54,206
Dave & Buster's Entertainment, Inc.	4,797	317,657
Dine Brands Global, Inc.	2,156	175,304
El Pollo Loco Holdings, Inc.†	2,681	33,647
Fiesta Restaurant Group, Inc.†	2,857	76,425
Red Robin Gourmet Burgers, Inc.†	1,583	63,558
Ruth's Hospitality Group, Inc.	3,476	109,668
Shake Shack, Inc., Class A†	3,132	197,347
Sonic Corp.	4,177	181,031
Wingstop, Inc.	3,567	243,519
		3,074,493
Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	2,454	12,515
Hibbett Sports, Inc.†	2,308	43,391
Zumiez, Inc.†	2,301	60,631
		116,537
Security Description	Shares	Value (Note 2)
Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	1,905	$19,050
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	6,099	172,602
Rubber/Plastic Products — 0.5%
Myers Industries, Inc.	5,989	139,244
Proto Labs, Inc.†	3,293	532,643
Trinseo SA	11,250	880,875
		1,552,762
Satellite Telecom — 0.1%
Iridium Communications, Inc.†	11,739	264,128
Savings & Loans/Thrifts — 1.5%
Axos Financial, Inc.†	6,731	231,479
Banc of California, Inc.	5,197	98,223
BankFinancial Corp.	4,900	78,106
Beneficial Bancorp, Inc.	34,299	579,653
Berkshire Hills Bancorp, Inc.	4,925	200,447
Brookline Bancorp, Inc.	9,797	163,610
Capitol Federal Financial, Inc.	1,000	12,740
Dime Community Bancshares, Inc.	3,879	69,240
First Defiance Financial Corp.	2,100	63,231
Flushing Financial Corp.	3,900	95,160
Investors Bancorp, Inc.	13,000	159,510
Meridian Bancorp, Inc.	28,200	479,400
Meta Financial Group, Inc.	1,114	92,072
Northfield Bancorp, Inc.	34,028	541,726
Northwest Bancshares, Inc.	12,569	217,695
Oritani Financial Corp.	4,782	74,360
Pacific Premier Bancorp, Inc.†	26,856	999,043
People's United Financial, Inc.	6,406	109,671
Provident Financial Services, Inc.	7,490	183,880
		4,449,246
Schools — 0.2%
American Public Education, Inc.†	2,001	66,133
Career Education Corp.†	8,495	126,830
K12, Inc.†	8,900	157,530
Strategic Education, Inc.	2,621	359,156
		709,649
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,657	22,701
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	13,300	513,380
MaxLinear, Inc.†	7,607	151,227
Power Integrations, Inc.	3,583	226,446
		891,053
Semiconductor Equipment — 0.7%
Advanced Energy Industries, Inc.†	6,165	318,422
Axcelis Technologies, Inc.†	3,942	77,461
Brooks Automation, Inc.	8,606	301,468
Cabot Microelectronics Corp.	3,113	321,168
Cohu, Inc.	5,520	138,552
Entegris, Inc.	7,700	222,915
FormFactor, Inc.†	8,999	123,736
Kulicke & Soffa Industries, Inc.	8,233	196,275
Nanometrics, Inc.†	2,941	110,347

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Photronics, Inc.†	8,332	$82,070
Ultra Clean Holdings, Inc.†	4,744	59,537
Veeco Instruments, Inc.†	5,944	60,926
		2,012,877
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,780	71,079
Steel-Producers — 0.1%
AK Steel Holding Corp.†	38,440	188,356
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,441	238,588
Telecom Equipment-Fiber Optics — 0.3%
Finisar Corp.†	14,280	272,034
Harmonic, Inc.†	10,482	57,651
Oclaro, Inc.†	20,796	185,916
Viavi Solutions, Inc.†	27,621	313,222
		828,823
Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	8,681	113,200
Spok Holdings, Inc.	2,205	33,957
Switch, Inc., Class A	2,600	28,080
Vonage Holdings Corp.†	26,796	379,432
		554,669
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	5,816	102,652
Comtech Telecommunications Corp.	2,880	104,458
		207,110
Telephone-Integrated — 0.3%
Cincinnati Bell, Inc.†	6,111	97,470
Frontier Communications Corp.	85,416	554,350
Windstream Holdings, Inc.†	34,529	169,192
		821,012
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	18,700	530,145
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	4,990	136,377
Unifi, Inc.†	1,765	50,002
		186,379
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	1,777	74,954
Flexion Therapeutics, Inc.†	6,900	129,099
La Jolla Pharmaceutical Co.†	6,400	128,832
Mersana Therapeutics, Inc.†	7,600	76,000
Sarepta Therapeutics, Inc.†	1,750	282,642
Xencor, Inc.†	7,600	296,172
		987,699
Tobacco — 0.1%
Universal Corp.	3,041	197,665
Security Description	Shares	Value (Note 2)
Transactional Software — 0.1%
ACI Worldwide, Inc.†	4,700	$132,258
Synchronoss Technologies, Inc.†	41,600	274,560
		406,818
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,116	198,645
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	3,922	235,712
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	376	2,997
Transport-Services — 0.2%
Echo Global Logistics, Inc.†	3,478	107,644
Hub Group, Inc., Class A†	4,108	187,325
Matson, Inc.	5,202	206,207
		501,176
Transport-Truck — 0.4%
ArcBest Corp.	8,529	414,083
Covenant Transportation Group, Inc., Class A†	1,600	46,496
Forward Air Corp.	3,576	256,399
Heartland Express, Inc.	5,789	114,217
Marten Transport, Ltd.	4,728	99,524
Saia, Inc.†	3,130	239,289
Schneider National, Inc., Class B	2,800	69,944
YRC Worldwide, Inc.†	6,800	61,064
		1,301,016
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	13,800	204,930
Veterinary Diagnostics — 0.8%
Heska Corp.†	822	93,141
Neogen Corp.†	31,922	2,283,380
		2,376,521
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,900	103,645
USANA Health Sciences, Inc.†	1,100	132,605
		236,250
Water — 0.4%
American States Water Co.	13,675	836,090
California Water Service Group	5,857	251,265
		1,087,355
Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	12,200	107,360
NIC, Inc.	20,609	305,013
		412,373
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,540	127,254
Insteel Industries, Inc.	2,209	79,259
		206,513

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.3%
CalAmp Corp.†	4,298	$102,980
InterDigital, Inc.	9,375	750,000
		852,980
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	4,631	132,724
Total Common Stocks (cost $225,779,463)		295,885,709
EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P Small-Cap ETF (cost $1,128,191)	12,831	1,119,376
Total Long-Term Investment Securities (cost $226,907,654)		297,005,085
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Investor Class 1.89%(3)	1,857,501	1,857,501
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.11% due 01/03/2019(4)	$100,000	99,426
Total Short-Term Investment Securities (cost $1,956,953)		1,956,927
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $696,024 and collateralized by $715,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $710,132 (cost $696,000)	$696,000	$696,000
TOTAL INVESTMENTS (cost $229,560,607)(5)	98.7%	299,658,012
Other assets less liabilities	1.3	3,846,480
NET ASSETS	100.0%	$303,504,492

†  Non-income producing security

(1)  Securities classified as Level 3 (see Note 2).

(2)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $5,296 representing 0.0% of net assets.

(3)  The rate shown is the 7-day yield as of September 30, 2018.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
63	Long	E-Mini Russell 2000 Index	December 2018	$5,439,574	$5,357,520	$(82,054)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$96,184	$—	$5,296	$101,480
Other Industries	295,784,229	—	—	295,784,229
Exchange-Traded Funds	1,119,376	—	—	1,119,376
Short-Term Investment Securities:
Registered Investment Companies	1,857,501	—	—	1,857,501
Other Short-Term Investment Securities	—	99,426	—	99,426
Repurchase Agreements	—	696,000	—	696,000
Total Investments at Value	$298,857,290	$795,426	$5,296	$299,658,012
LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$82,054	$—	$—	$82,054

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Banks-Commercial	8.2%
Medical-Drugs	7.4
Diversified Banking Institutions	4.4
Oil Companies-Integrated	3.8
Insurance-Life/Health	3.7
Auto-Cars/Light Trucks	3.3
Telephone-Integrated	2.9
Cosmetics & Toiletries	2.7
Food-Misc./Diversified	2.7
Chemicals-Diversified	2.1
Insurance-Multi-line	1.9
Medical Products	1.6
Apparel Manufacturers	1.5
Electronic Components-Semiconductors	1.4
Industrial Automated/Robotic	1.4
Cellular Telecom	1.3
Machinery-Electrical	1.3
Diversified Manufacturing Operations	1.3
Diversified Minerals	1.3
Beverages-Wine/Spirits	1.2
Rubber-Tires	1.1
Import/Export	1.1
Semiconductor Components-Integrated Circuits	1.0
Exchange-Traded Funds	0.9
Semiconductor Equipment	0.9
Food-Retail	0.9
Medical-Biomedical/Gene	0.8
Industrial Gases	0.8
Soap & Cleaning Preparation	0.8
Diversified Operations	0.8
Aerospace/Defense	0.8
Electronic Components-Misc.	0.8
Auto/Truck Parts & Equipment-Original	0.7
Enterprise Software/Service	0.7
Building-Residential/Commercial	0.7
Chemicals-Specialty	0.7
Electric-Generation	0.7
Human Resources	0.7
Tobacco	0.7
Real Estate Investment Trusts	0.6
E-Commerce/Products	0.6
Audio/Video Products	0.6
Insurance-Property/Casualty	0.6
Toys	0.6
Retail-Apparel/Shoe	0.6
Power Converter/Supply Equipment	0.6
Metal-Diversified	0.6
Commercial Services	0.6
Dialysis Centers	0.6
Brewery	0.6
Athletic Footwear	0.5
Retail-Jewelry	0.5
Internet Application Software	0.5
Insurance-Reinsurance	0.5
Finance-Other Services	0.5
Optical Supplies	0.5
Real Estate Management/Services	0.5
Transport-Rail	0.4
Electric-Integrated	0.4
Real Estate Operations & Development	0.4
Distribution/Wholesale	0.4
Diagnostic Equipment	0.4%
Machinery-Farming	0.4
Investment Management/Advisor Services	0.4
Finance-Leasing Companies	0.4
Multimedia	0.4
Metal-Copper	0.4
Wire & Cable Products	0.4
Metal-Aluminum	0.4
Building Products-Cement	0.4
Diversified Operations/Commercial Services	0.4
Gas-Distribution	0.3
Hotels/Motels	0.3
Oil Companies-Exploration & Production	0.3
E-Commerce/Services	0.3
Computer Services	0.3
Oil Refining & Marketing	0.3
Web Portals/ISP	0.3
Agricultural Chemicals	0.3
Paper & Related Products	0.3
Wireless Equipment	0.3
Steel Pipe & Tube	0.3
Food-Catering	0.3
Electronic Security Devices	0.3
Aerospace/Defense-Equipment	0.3
Advertising Agencies	0.3
Energy-Alternate Sources	0.3
Transport-Marine	0.3
Metal Processors & Fabrication	0.3
Tools-Hand Held	0.3
Computer Data Security	0.3
Building & Construction Products-Misc.	0.3
Food-Dairy Products	0.2
Internet Content-Information/News	0.2
Investment Companies	0.2
Retail-Building Products	0.2
Medical Instruments	0.2
Electric Products-Misc.	0.2
Textile-Apparel	0.2
Transport-Services	0.2
Engineering/R&D Services	0.2
Containers-Paper/Plastic	0.2
Networking Products	0.2
Satellite Telecom	0.2
Machinery-Construction & Mining	0.2
Photo Equipment & Supplies	0.2
Repurchase Agreements	0.2
Non-Ferrous Metals	0.2
E-Marketing/Info	0.2
Internet Content-Entertainment	0.2
Finance-Investment Banker/Broker	0.2
Building-Heavy Construction	0.1
Rental Auto/Equipment	0.1
Steel-Producers	0.1
U.S. Government Treasuries	0.1
Advertising Sales	0.1
Office Automation & Equipment	0.1
Telecom Services	0.1
Finance-Credit Card	0.1
Transactional Software	0.1
Auto-Heavy Duty Trucks	0.1
Medical Labs & Testing Services	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited) (continued)

Industry Allocation* (continued)
Registered Investment Companies	0.1%
Airport Development/Maintenance	0.1
Building Products-Air & Heating	0.1
Coatings/Paint	0.1
Public Thoroughfares	0.1
Security Services	0.1
Machine Tools & Related Products	0.1
Cable/Satellite TV	0.1
Resorts/Theme Parks	0.1
Commercial Services-Finance	0.1
Publishing-Periodicals	0.1
Medical-Generic Drugs	0.1
Electric-Distribution	0.1
Computer Aided Design	0.1
Respiratory Products	0.1
99.4%
Country Allocation*
Japan	20.9%
United Kingdom	16.8
Germany	9.8
Switzerland	8.7
France	8.4
Australia	4.4
Netherlands	3.0
Sweden	2.8
Hong Kong	2.4
United States	2.4
Cayman Islands	2.1
Norway	2.0
Spain	1.7
Italy	1.6
Denmark	1.5
Singapore	1.3
Canada	1.2
South Korea	1.0
Taiwan	0.8
Jersey	0.8
Belgium	0.8
Luxembourg	0.7
Austria	0.6
Finland	0.5
Brazil	0.5
China	0.4
Ireland	0.4
India	0.4
Bermuda	0.4
Israel	0.4
SupraNational	0.2
Indonesia	0.1
Turkey	0.1
Mexico	0.1
New Zealand	0.1
Portugal	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Australia — 4.4%
AGL Energy, Ltd.	6,783	$95,610
Alumina, Ltd.	26,535	53,131
Amcor, Ltd.	83,343	824,145
AMP, Ltd.	30,292	69,850
APA Group (ASX)	11,877	85,681
Aristocrat Leisure, Ltd.	5,966	122,648
ASX, Ltd.	2,024	93,138
Aurizon Holdings, Ltd.	21,408	63,601
AusNet Services	17,123	20,113
Australia & New Zealand Banking Group, Ltd.	96,905	1,973,946
Bank of Queensland, Ltd.	3,909	31,138
Bendigo & Adelaide Bank, Ltd.	4,834	37,563
BGP Holdings PLC†(1)(2)	98,723	21
BHP Billiton, Ltd.	44,315	1,109,306
BlueScope Steel, Ltd.	5,864	71,975
Boral, Ltd.	11,771	58,795
Brambles, Ltd.	206,426	1,626,444
Caltex Australia, Ltd.	2,829	61,144
Challenger, Ltd.	118,469	959,116
CIMIC Group, Ltd.	1,092	40,541
Coca-Cola Amatil, Ltd.	6,029	42,535
Cochlear, Ltd.	614	89,050
Commonwealth Bank of Australia	18,136	936,157
Computershare, Ltd.	4,923	70,994
Crown Resorts, Ltd.	3,781	37,416
CSL, Ltd.	16,775	2,438,621
Dexus	10,547	80,508
Domino's Pizza Enterprises, Ltd.	627	24,112
Flight Centre Travel Group, Ltd.	558	21,442
Fortescue Metals Group, Ltd.	16,536	46,856
Goodman Group	16,865	126,297
GPT Group	17,485	65,849
Harvey Norman Holdings, Ltd.	5,932	15,094
Healthscope, Ltd.	16,793	25,492
Incitec Pivot, Ltd.	17,706	50,939
Independence Group NL	199,248	671,163
Insurance Australia Group, Ltd.	24,950	132,017
LendLease Group	5,835	82,923
Macquarie Group, Ltd.	16,431	1,496,996
Medibank Private, Ltd.	29,015	61,033
Mirvac Group	38,760	67,523
National Australia Bank, Ltd.	28,070	564,276
Newcrest Mining, Ltd.	7,846	110,083
Orica, Ltd.	3,932	48,403
Origin Energy, Ltd.†	18,013	107,551
QBE Insurance Group, Ltd.	14,469	116,303
Ramsay Health Care, Ltd.	1,391	55,231
REA Group, Ltd.	561	34,846
Rio Tinto, Ltd.	11,454	652,095
Santos, Ltd.	19,215	100,838
Scentre Group	286,562	822,351
SEEK, Ltd.	3,474	52,132
Sonic Healthcare, Ltd.	4,041	72,763
South32, Ltd.	235,346	666,870
Security Description	Shares	Value (Note 2)
Australia (continued)
Stockland	24,654	$73,958
Suncorp Group, Ltd.	13,608	142,236
Sydney Airport	11,288	56,219
Tabcorp Holdings, Ltd.	20,565	72,395
Telstra Corp., Ltd.	125,432	289,233
TPG Telecom, Ltd.	3,455	21,328
Transurban Group	27,114	219,905
Treasury Wine Estates, Ltd.	7,506	94,896
Vicinity Centres	35,555	67,336
Wesfarmers, Ltd.	11,756	423,617
Westpac Banking Corp.	35,496	716,636
Woodside Petroleum, Ltd.	9,707	270,704
Woolworths Group, Ltd.	13,503	274,079
WorleyParsons, Ltd.	50,099	739,853
		20,847,060
Austria — 0.6%
ANDRITZ AG	763	44,515
Erste Group Bank AG	60,464	2,511,819
OMV AG	1,554	87,309
Raiffeisen Bank International AG	1,502	43,249
voestalpine AG	1,187	54,300
		2,741,192
Belgium — 0.8%
Ageas	1,940	104,310
Anheuser-Busch InBev SA	7,867	687,058
Colruyt SA	623	35,263
Groupe Bruxelles Lambert SA	854	89,536
KBC Group NV	2,568	191,119
Proximus SADP	1,599	38,207
Solvay SA	761	102,051
Telenet Group Holding NV†	555	30,557
UCB SA	1,336	120,060
Umicore SA	40,831	2,283,588
		3,681,749
Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	7,000	55,439
Dairy Farm International Holdings, Ltd.	3,574	32,166
Hongkong Land Holdings, Ltd.	12,000	79,440
Jardine Matheson Holdings, Ltd.	2,303	144,513
Jardine Strategic Holdings, Ltd.	38,907	1,412,324
Kerry Properties, Ltd.	7,500	25,436
Li & Fung, Ltd.	58,000	12,966
NWS Holdings, Ltd.	16,000	31,639
Shangri-La Asia, Ltd.	14,000	20,817
Yue Yuen Industrial Holdings, Ltd.	8,000	22,227
		1,836,967
Brazil — 0.5%
B3 SA — Brasil Bolsa Balcao	197,460	1,144,115
Lojas Renner SA	41,930	321,856
Telefonica Brasil SA (Preference Shares)	74,334	721,519
		2,187,490

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada — 1.2%
Element Fleet Management Corp.	117,567	$605,289
Magna International, Inc.	20,300	1,066,359
National Bank of Canada	25,100	1,253,591
Nutrien, Ltd.	24,067	1,389,631
Sun Life Financial, Inc.	34,600	1,375,535
		5,690,405
Cayman Islands — 2.1%
Alibaba Group Holding, Ltd. ADR†	14,155	2,332,178
ASM Pacific Technology, Ltd.	2,900	29,525
Baidu, Inc. ADR†	2,850	651,738
China Mengniu Dairy Co., Ltd.	190,000	632,253
CK Asset Holdings, Ltd.	27,360	205,330
CK Hutchison Holdings, Ltd.	142,024	1,636,432
iQIYI, Inc. ADR†	39,817	1,077,846
Melco Resorts & Entertainment, Ltd. ADR	2,522	53,340
MGM China Holdings, Ltd.	10,000	15,840
Minth Group, Ltd.	6,853	28,276
Sands China, Ltd.	25,200	114,116
Tencent Holdings, Ltd.	58,000	2,394,579
WH Group, Ltd.*	89,000	62,643
Wharf Real Estate Investment Co., Ltd.	13,000	83,862
Wynn Macau, Ltd.	16,000	36,789
YY, Inc., ADR†	8,779	657,723
		10,012,470
China — 0.4%
China Pacific Insurance Group Co., Ltd. Class H	156,800	604,899
Meituan Dianping, Class B†	57,067	500,808
Ping An Insurance Group Co. of China, Ltd.	101,500	1,030,773
		2,136,480
Denmark — 1.5%
AP Moller - Maersk A/S, Series A	40	52,469
AP Moller - Maersk A/S, Series B	807	1,133,310
Carlsberg A/S, Class B	1,089	130,621
Chr. Hansen Holding A/S	1,017	103,237
Coloplast A/S, Class B	1,237	126,495
Danske Bank A/S	40,782	1,071,155
DSV A/S	1,967	178,849
Genmab A/S†	637	100,168
GN Store Nord A/S	18,577	905,003
H. Lundbeck A/S	710	43,852
ISS A/S	1,700	59,817
Novo Nordisk A/S, Class B	31,482	1,482,221
Novozymes A/S, Class B	2,270	124,617
Orsted A/S*	1,930	131,103
Pandora A/S	1,128	70,442
Tryg A/S	1,105	27,509
Vestas Wind Systems A/S	18,357	1,241,539
William Demant Holding A/S†	1,135	42,658
		7,025,065
Security Description	Shares	Value (Note 2)
Finland — 0.5%
Elisa Oyj	1,527	$64,765
Fortum Oyj	4,713	118,141
Kone Oyj, Class B	3,526	188,400
Metso Oyj	1,183	41,947
Neste Oyj	1,347	111,352
Nokia Oyj	59,099	327,783
Nokian Renkaat Oyj	1,205	49,373
Orion Oyj, Class B	1,086	41,131
Sampo Oyj, Class A	4,653	240,946
Stora Enso Oyj, Class R	54,541	1,043,277
UPM-Kymmene Oyj	5,406	212,150
Wartsila Oyj Abp	4,707	91,758
		2,531,023
France — 8.4%
Accor SA	1,948	100,014
Aeroports de Paris	308	69,339
Air Liquide SA	11,557	1,520,289
Alstom SA	1,576	70,430
Amundi SA*	15,343	1,149,715
Arkema SA	696	86,223
Atos SE	960	114,247
AXA SA	85,716	2,303,902
BioMerieux	413	34,429
BNP Paribas SA	41,544	2,542,450
Bollore SA	9,113	39,360
Bouygues SA	2,257	97,561
Bureau Veritas SA	2,781	71,778
Capgemini SE	1,636	205,903
Carrefour SA	5,784	110,806
Casino Guichard Perrachon SA	591	24,853
Cie de Saint-Gobain	5,076	218,914
Cie Generale des Etablissements Michelin SCA	1,754	209,656
CNP Assurances	1,782	42,952
Covivio	381	39,702
Credit Agricole SA	11,831	170,139
Danone SA	6,385	494,468
Dassault Aviation SA	29	53,671
Dassault Systemes SE	1,344	200,908
Edenred	2,437	92,892
Eiffage SA	807	90,099
Electricite de France SA	6,068	106,559
Engie SA	100,641	1,479,896
Essilor International Cie Generale d'Optique SA	14,203	2,101,701
Eurazeo SE	496	39,074
Eutelsat Communications SA	28,720	678,912
Faurecia SA	780	46,947
Gecina SA	473	78,972
Getlink	4,945	63,155
Hermes International	326	215,974
ICADE	398	36,783
Iliad SA	279	36,442
Imerys SA	374	27,617
Ingenico Group SA	573	43,536
Ipsen SA	381	64,054

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
JCDecaux SA	704	$25,747
Kering SA	2,556	1,370,162
Klepierre SA	2,275	80,642
L'Oreal SA	8,457	2,039,407
Legrand SA	12,586	917,403
LVMH Moet Hennessy Louis Vuitton SE	2,881	1,018,883
Natixis SA	9,887	67,085
Orange SA	20,337	324,315
Pernod Ricard SA	2,185	358,463
Peugeot SA	6,014	162,205
Publicis Groupe SA	2,063	123,307
Remy Cointreau SA	266	34,652
Renault SA	1,962	169,710
Rexel SA	2,934	44,063
Safran SA	3,459	484,740
Sanofi	29,961	2,663,234
Schneider Electric SE	34,552	2,780,082
SCOR SE	1,740	80,809
SEB SA	229	38,978
Societe BIC SA	300	27,465
Societe Generale SA	7,848	336,868
Sodexo SA	948	100,536
Suez	3,780	53,719
Teleperformance	587	110,750
Thales SA	1,091	154,981
TOTAL SA	132,011	8,558,677
UBISOFT Entertainment SA†	811	87,965
Valeo SA	2,395	103,999
Veolia Environnement SA	5,573	111,228
Vinci SA	5,255	500,430
Vivendi SA	64,867	1,669,708
Wendel SA	290	43,166
		39,817,701
Germany — 9.8%
1&1 Drillisch AG	542	26,367
adidas AG	9,907	2,425,883
Allianz SE	4,554	1,015,185
Axel Springer SE	503	33,843
BASF SE	43,404	3,857,679
Bayer AG	36,388	3,232,418
Bayerische Motoren Werke AG	32,463	2,928,982
Bayerische Motoren Werke AG (Preference Shares)	574	45,118
Beiersdorf AG	13,127	1,481,131
Brenntag AG	1,649	101,779
Commerzbank AG†	41,775	435,313
Continental AG	9,394	1,635,491
Covestro AG*	9,950	807,054
Daimler AG	9,429	594,999
Delivery Hero AG†*	950	45,686
Deutsche Bank AG	20,290	231,525
Deutsche Boerse AG	2,000	267,970
Deutsche Lufthansa AG	2,440	59,946
Deutsche Post AG	10,130	361,194
Security Description	Shares	Value (Note 2)
Germany (continued)
Deutsche Telekom AG	141,529	$2,281,615
Deutsche Wohnen SE	27,191	1,304,478
E.ON SE	57,852	589,745
Evonik Industries AG	1,645	58,921
Fraport AG Frankfurt Airport Services Worldwide	375	33,133
Fresenius Medical Care AG & Co. KGaA	2,236	229,963
Fresenius SE & Co. KGaA	29,176	2,142,243
FUCHS PETROLUB SE (Preference Shares)	724	40,450
GEA Group AG	1,865	66,433
Hannover Rueck SE	632	89,302
HeidelbergCement AG	12,859	1,005,084
Henkel AG & Co. KGaA	1,047	111,168
Henkel AG & Co. KGaA (Preference Shares)	1,823	213,882
HOCHTIEF AG	210	34,818
HUGO BOSS AG	701	53,978
Infineon Technologies AG	75,089	1,706,154
Innogy SE*	1,401	62,609
K+S AG	2,011	42,215
KION Group AG	727	44,686
LANXESS AG	971	71,115
Linde AG	10,025	2,370,972
MAN SE	380	41,318
Merck KGaA	1,324	136,814
METRO AG	1,827	28,637
MTU Aero Engines AG	524	118,089
Muenchener Rueckversicherungs- Gesellschaft AG	8,593	1,903,095
OSRAM Licht AG	1,017	40,454
Porsche Automobil Holding SE (Preference Shares)	1,619	109,025
ProSiebenSat.1 Media SE	2,374	61,659
Puma SE	88	43,423
RWE AG	5,172	127,605
SAP SE	26,291	3,235,669
Sartorius AG (Preference Shares)	369	59,894
Schaeffler AG (Preference Shares)	1,702	21,757
Siemens AG	28,740	3,681,890
Siemens Healthineers AG†*	14,537	639,261
Stroeer SE & Co. KGaA	9,152	523,221
Symrise AG	10,340	943,854
Telefonica Deutschland Holding AG	253,818	1,072,986
thyssenkrupp AG	4,573	115,428
TUI AG	4,515	86,684
Uniper SE	2,064	63,529
United Internet AG	1,298	61,412
Volkswagen AG	332	57,859
Volkswagen AG (Preference Shares)	1,892	333,021
Vonovia SE	4,941	241,402
Wirecard AG	1,195	259,038
Zalando SE†*	10,048	390,936
		46,538,487

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong — 2.4%
AIA Group, Ltd.	615,600	$5,496,745
Bank of East Asia, Ltd.	12,600	46,998
Beijing Enterprises Holdings, Ltd.	33,500	187,862
BOC Hong Kong Holdings, Ltd.	354,500	1,684,570
China Mobile, Ltd.	158,000	1,557,122
CLP Holdings, Ltd.	17,000	199,027
Galaxy Entertainment Group, Ltd.	25,000	158,558
Hang Lung Group, Ltd.	9,000	23,913
Hang Lung Properties, Ltd.	20,000	39,089
Hang Seng Bank, Ltd.	7,700	209,114
Henderson Land Development Co., Ltd.	13,966	70,202
Hong Kong & China Gas Co., Ltd.	94,517	187,625
Hong Kong Exchanges & Clearing, Ltd.	12,000	343,367
Hysan Development Co., Ltd.	7,000	35,365
Link REIT	22,500	221,455
MTR Corp., Ltd.	14,500	76,312
New World Development Co., Ltd.	62,000	84,585
PCCW, Ltd.	40,000	23,300
Power Assets Holdings, Ltd.	14,500	100,947
Sino Land Co., Ltd.	32,000	54,857
SJM Holdings, Ltd.	24,000	22,196
Sun Hung Kai Properties, Ltd.	16,500	240,281
Swire Pacific, Ltd., Class A	5,500	60,246
Swire Properties, Ltd.	12,600	47,723
Techtronic Industries Co., Ltd.	14,500	92,612
Wharf Holdings, Ltd.	14,000	38,092
Wheelock & Co., Ltd.	8,000	47,979
		11,350,142
India — 0.4%
HDFC Bank, Ltd. ADR	11,504	1,082,526
Infosys, Ltd. ADR	74,400	756,648
		1,839,174
Indonesia — 0.1%
Bank Central Asia Tbk PT	425,800	690,069
Ireland — 0.4%
AIB Group PLC	8,316	42,580
Bank of Ireland Group PLC	9,701	74,282
CRH PLC	8,673	283,767
DCC PLC	11,648	1,057,427
James Hardie Industries PLC CDI	4,748	71,937
Kerry Group PLC, Class A	1,620	179,156
Paddy Power Betfair PLC	876	74,755
Smurfit Kappa Group PLC	2,335	92,338
		1,876,242
Isle of Man — 0.0%
GVC Holdings PLC	5,616	67,233
Israel — 0.4%
Azrieli Group, Ltd.	393	20,183
Bank Hapoalim B.M.	11,156	81,706
Bank Leumi Le-Israel B.M.	15,004	98,957
Bezeq The Israeli Telecommunication Corp., Ltd.	20,857	23,985
Security Description	Shares	Value (Note 2)
Israel (continued)
Check Point Software Technologies, Ltd.†	9,623	$1,132,338
Elbit Systems, Ltd.	233	29,543
Frutarom Industries, Ltd.	386	39,954
Israel Chemicals, Ltd.	7,465	45,561
Mizrahi Tefahot Bank, Ltd.	1,559	27,311
NICE, Ltd.†	592	66,973
Teva Pharmaceutical Industries, Ltd. ADR	9,988	215,141
		1,781,652
Italy — 1.6%
Assicurazioni Generali SpA	12,152	209,943
Atlantia SpA	5,090	105,607
Davide Campari-Milano SpA	5,818	49,548
Enel SpA	84,332	431,995
Eni SpA	26,377	498,637
Intesa Sanpaolo SpA	842,408	2,152,750
Leonardo SpA	4,269	51,449
Luxottica Group SpA	1,776	120,670
Mediobanca Banca di Credito Finanziario SpA	6,432	64,253
Moncler SpA	24,992	1,076,530
Pirelli & C SpA†*	4,067	34,130
Poste Italiane SpA*	5,317	42,485
Prysmian SpA	74,711	1,740,069
Recordati SpA	1,080	36,565
Snam SpA	23,393	97,479
Telecom Italia SpA†	115,914	70,386
Telecom Italia SpA (RSP)	800,803	430,857
Terna Rete Elettrica Nazionale SpA	14,591	77,945
UniCredit SpA	20,455	307,886
		7,599,184
Japan — 20.9%
ABC-Mart, Inc.	300	16,687
Acom Co., Ltd.	4,200	16,930
Aeon Co., Ltd.	6,300	151,789
AEON Financial Service Co., Ltd.	1,300	26,922
Aeon Mall Co., Ltd.	1,300	22,334
AGC, Inc.	1,900	78,846
Air Water, Inc.	1,700	31,196
Aisin Seiki Co., Ltd.	10,900	530,514
Ajinomoto Co., Inc.	4,700	80,684
Alfresa Holdings Corp.	1,700	45,485
Alps Electric Co., Ltd.	2,025	51,436
Amada Holdings Co., Ltd.	3,200	34,163
ANA Holdings, Inc.	1,300	45,423
Aozora Bank, Ltd.	1,300	46,453
Asahi Group Holdings, Ltd.	3,700	160,381
Asahi Kasei Corp.	93,200	1,413,339
Asics Corp.	1,700	25,346
Astellas Pharma, Inc.	133,100	2,321,811
Bandai Namco Holdings, Inc.	2,000	77,715
Bank of Kyoto, Ltd.	600	31,315
Benesse Holdings, Inc.	800	22,778
Bridgestone Corp.	57,600	2,176,349
Brother Industries, Ltd.	2,400	47,400

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Calbee, Inc.	900	$29,625
Canon, Inc.	10,300	327,258
Casio Computer Co., Ltd.	1,900	31,054
Central Japan Railway Co.	6,300	1,311,899
Chiba Bank, Ltd.	6,200	42,345
Chubu Electric Power Co., Inc.	6,300	95,287
Chugai Pharmaceutical Co., Ltd.	2,300	147,773
Chugoku Electric Power Co., Inc.	3,100	39,835
Coca-Cola Bottlers Japan Holdings, Inc.	1,438	38,475
Concordia Financial Group, Ltd.	11,300	55,396
Credit Saison Co., Ltd.	28,200	459,907
CyberAgent, Inc.	12,951	689,611
CYBERDYNE, Inc.†	1,185	9,355
Dai Nippon Printing Co., Ltd.	2,600	60,458
Dai-ichi Life Holdings, Inc.	11,000	229,013
Daicel Corp.	3,000	34,853
Daifuku Co., Ltd.	1,148	58,501
Daiichi Sankyo Co., Ltd.	5,800	251,408
Daikin Industries, Ltd.	2,600	346,110
Daito Trust Construction Co., Ltd.	700	90,041
Daiwa House Industry Co., Ltd.	5,900	174,892
Daiwa House REIT Investment Corp.	18	41,174
Daiwa Securities Group, Inc.	16,800	102,202
DeNA Co., Ltd.	1,300	22,963
Denso Corp.	4,400	232,315
Dentsu, Inc.	2,200	102,042
Disco Corp.	300	50,220
Don Quijote Holdings Co., Ltd.	1,300	65,789
East Japan Railway Co.	3,200	297,272
Eisai Co., Ltd.	2,600	253,089
Electric Power Development Co., Ltd.	31,500	871,920
FamilyMart UNY Holdings Co., Ltd.	700	72,883
FANUC Corp.	2,000	377,046
Fast Retailing Co., Ltd.	600	305,862
Fuji Electric Co., Ltd.	1,200	48,055
FUJIFILM Holdings Corp.	4,000	180,074
Fujitsu, Ltd.	2,000	142,510
Fukuoka Financial Group, Inc.	1,600	44,006
Hakuhodo DY Holdings, Inc.	2,300	40,344
Hamamatsu Photonics KK	11,500	457,996
Hankyu Hanshin Holdings, Inc.	2,500	88,673
Hikari Tsushin, Inc.	200	39,535
Hino Motors, Ltd.	2,700	29,562
Hirose Electric Co., Ltd.	325	35,526
Hisamitsu Pharmaceutical Co., Inc.	600	45,995
Hitachi Chemical Co., Ltd.	1,200	24,429
Hitachi Construction Machinery Co., Ltd.	1,200	40,134
Hitachi High-Technologies Corp.	800	27,566
Hitachi Metals, Ltd.	2,400	29,720
Hitachi, Ltd.	10,000	339,729
Honda Motor Co., Ltd.	33,600	1,016,990
Hoshizaki Corp.	600	62,102
Hoya Corp.	4,000	237,634
Hulic Co., Ltd.	3,000	29,440
Security Description	Shares	Value (Note 2)
Japan (continued)
Idemitsu Kosan Co., Ltd.	1,500	$79,343
IHI Corp.	1,500	56,834
Iida Group Holdings Co., Ltd.	1,700	30,239
Inpex Corp.	10,500	130,950
Isetan Mitsukoshi Holdings, Ltd.	3,400	41,744
Isuzu Motors, Ltd.	5,600	88,273
ITOCHU Corp.	14,500	265,446
J. Front Retailing Co., Ltd.	2,400	37,240
Japan Airlines Co., Ltd.	1,200	43,133
Japan Airport Terminal Co., Ltd.	500	22,751
Japan Exchange Group, Inc.	5,400	94,103
Japan Post Bank Co., Ltd.	4,100	48,462
Japan Post Holdings Co., Ltd.	16,200	192,769
Japan Prime Realty Investment Corp.	10	35,645
Japan Real Estate Investment Corp.	14	73,438
Japan Retail Fund Investment Corp.	25	45,349
Japan Tobacco, Inc.	11,200	292,371
JFE Holdings, Inc.	5,200	119,314
JGC Corp.	2,100	48,166
JSR Corp.	1,700	31,735
JTEKT Corp.	2,200	32,200
JXTG Holdings, Inc.	33,550	253,441
Kajima Corp.	4,500	65,389
Kakaku.com, Inc.	1,500	29,335
Kamigumi Co., Ltd.	1,200	26,446
Kaneka Corp.	600	27,724
Kansai Electric Power Co., Inc.	7,400	111,567
Kansai Paint Co., Ltd.	1,700	31,331
Kao Corp.	5,100	411,788
Kawasaki Heavy Industries, Ltd.	1,500	42,312
KDDI Corp.	68,300	1,886,936
Keihan Holdings Co., Ltd.	1,000	38,198
Keikyu Corp.	2,500	45,569
Keio Corp.	1,100	60,218
Keisei Electric Railway Co., Ltd.	1,300	45,767
Keyence Corp.	3,800	2,206,689
Kikkoman Corp.	1,600	95,195
Kintetsu Group Holdings Co., Ltd.	1,700	68,377
Kirin Holdings Co., Ltd.	26,900	689,191
Kobayashi Pharmaceutical Co., Ltd.	499	36,716
Kobe Steel, Ltd.	3,200	28,446
Koito Manufacturing Co., Ltd.	5,900	387,379
Komatsu, Ltd.	9,400	285,921
Konami Holdings Corp.	1,100	43,082
Konica Minolta, Inc.	4,800	51,033
Kose Corp.	340	64,786
Kubota Corp.	107,400	1,825,290
Kuraray Co., Ltd.	3,500	52,614
Kurita Water Industries, Ltd.	1,100	32,045
Kyocera Corp.	3,300	198,081
Kyowa Hakko Kirin Co., Ltd.	2,600	48,719
Kyushu Electric Power Co., Inc.	4,400	53,093
Kyushu Railway Co.	1,700	51,769
Lawson, Inc.	500	30,452
LINE Corp.†	700	29,572
Lion Corp.	2,500	55,536

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
LIXIL Group Corp.	2,800	$53,920
M3, Inc.	4,400	99,835
Mabuchi Motor Co., Ltd.	600	24,212
Makita Corp.	23,100	1,156,830
Marubeni Corp.	16,800	153,776
Marui Group Co., Ltd.	2,200	54,293
Maruichi Steel Tube, Ltd.	700	22,826
Mazda Motor Corp.	5,900	70,829
McDonald's Holdings Co. Japan, Ltd.	800	35,135
Mebuki Financial Group, Inc.	9,600	33,205
Medipal Holdings Corp.	1,700	35,475
MEIJI Holdings Co., Ltd.	1,300	87,300
Minebea Mitsumi, Inc.	4,000	72,522
Miraca Holdings, Inc.	11,600	301,690
MISUMI Group, Inc.	2,900	75,040
Mitsubishi Chemical Holdings Corp.	13,200	126,342
Mitsubishi Corp.	47,700	1,469,791
Mitsubishi Electric Corp.	150,600	2,063,095
Mitsubishi Estate Co., Ltd.	12,200	207,449
Mitsubishi Gas Chemical Co., Inc.	1,700	36,193
Mitsubishi Heavy Industries, Ltd.	3,200	123,556
Mitsubishi Materials Corp.	1,300	38,844
Mitsubishi Motors Corp.	6,800	47,999
Mitsubishi Tanabe Pharma Corp.	2,400	40,134
Mitsubishi UFJ Financial Group, Inc.	709,900	4,430,471
Mitsubishi UFJ Lease & Finance Co., Ltd.	88,700	522,270
Mitsui & Co., Ltd.	17,200	305,867
Mitsui Chemicals, Inc.	1,900	47,508
Mitsui Fudosan Co., Ltd.	43,200	1,022,397
Mitsui OSK Lines, Ltd.	1,300	37,929
Mizuho Financial Group, Inc.	250,100	436,277
MS&AD Insurance Group Holdings, Inc.	4,900	163,621
Murata Manufacturing Co., Ltd.	10,200	1,567,884
Nabtesco Corp.	1,300	34,554
Nagoya Railroad Co., Ltd.	1,900	47,057
NEC Corp.	2,700	74,617
Nexon Co., Ltd.†	4,500	58,814
NGK Insulators, Ltd.	2,800	46,182
NGK Spark Plug Co., Ltd.	1,700	49,525
NH Foods, Ltd.	1,000	36,921
Nidec Corp.	2,300	330,870
Nikon Corp.	3,500	65,767
Nintendo Co., Ltd.	7,800	2,846,224
Nippon Building Fund, Inc.	14	80,954
Nippon Electric Glass Co., Ltd.	1,000	31,465
Nippon Express Co., Ltd.	800	52,526
Nippon Paint Holdings Co., Ltd.	1,500	55,976
Nippon Prologis REIT, Inc.	17	33,650
Nippon Steel & Sumitomo Metal Corp.	7,600	160,769
Nippon Telegraph & Telephone Corp.	66,400	2,999,162
Nippon Yusen KK	1,700	31,974
Nissan Chemical Corp.	1,400	73,931
Nissan Motor Co., Ltd.	23,800	222,772
Security Description	Shares	Value (Note 2)
Japan (continued)
Nisshin Seifun Group, Inc.	2,200	$48,213
Nissin Foods Holdings Co., Ltd.	700	48,117
Nitori Holdings Co., Ltd.	800	114,733
Nitto Denko Corp.	1,700	127,418
NOK Corp.	900	15,454
Nomura Holdings, Inc.	35,600	170,042
Nomura Real Estate Holdings, Inc.	1,500	30,285
Nomura Real Estate Master Fund, Inc.	37	50,540
Nomura Research Institute, Ltd.	1,200	60,623
NSK, Ltd.	4,000	45,837
NTT Data Corp.	6,300	87,220
NTT DOCOMO, Inc.	13,700	368,364
Obayashi Corp.	6,400	60,609
OBIC Co., Ltd.	700	66,230
Odakyu Electric Railway Co., Ltd.	2,900	68,608
Oji Holdings Corp.	9,000	65,349
Olympus Corp.	2,900	113,198
Omron Corp.	16,900	713,959
Ono Pharmaceutical Co., Ltd.	4,000	113,184
Oracle Corp. Japan	400	32,248
Oriental Land Co., Ltd.	2,100	219,574
ORIX Corp.	84,100	1,363,424
Osaka Gas Co., Ltd.	3,900	76,064
Otsuka Corp.	1,100	41,049
Otsuka Holdings Co., Ltd.	4,000	201,619
Panasonic Corp.	116,800	1,360,542
Park24 Co., Ltd.	1,200	36,279
Persol Holdings Co., Ltd.	1,701	39,898
Pola Orbis Holdings, Inc.	11,744	428,953
Rakuten, Inc.	8,800	67,444
Recruit Holdings Co., Ltd.	92,200	3,077,120
Renesas Electronics Corp.†	51,021	318,825
Resona Holdings, Inc.	21,700	121,907
Ricoh Co., Ltd.	7,000	75,163
Rinnai Corp.	300	22,866
Rohm Co., Ltd.	1,000	72,874
Ryohin Keikaku Co., Ltd.	220	65,446
Sankyo Co., Ltd.	500	19,561
Santen Pharmaceutical Co., Ltd.	69,300	1,098,480
SBI Holdings, Inc.	2,400	74,564
Secom Co., Ltd.	2,200	179,338
Sega Sammy Holdings, Inc.	1,900	28,010
Seibu Holdings, Inc.	2,300	41,356
Seiko Epson Corp.	2,900	49,465
Sekisui Chemical Co., Ltd.	98,800	1,822,609
Sekisui House, Ltd.	6,300	96,064
Seven & i Holdings Co., Ltd.	35,400	1,576,518
Seven Bank, Ltd.	6,300	19,906
SG Holdings Co., Ltd.	1,072	28,088
Sharp Corp.	1,700	34,548
Shimadzu Corp.	2,300	72,065
Shimamura Co., Ltd.	200	18,976
Shimano, Inc.	800	128,921
Shimizu Corp.	5,600	51,111
Shin-Etsu Chemical Co., Ltd.	3,800	336,622
Shinsei Bank, Ltd.	1,800	29,419

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shionogi & Co., Ltd.	2,900	$189,488
Shiseido Co., Ltd.	16,800	1,301,032
Shizuoka Bank, Ltd.	4,500	40,398
Showa Denko KK	1,400	77,258
Showa Shell Sekiyu KK	1,900	40,251
SMC Corp.	8,200	2,624,115
SoftBank Group Corp.	16,600	1,675,779
Sohgo Security Services Co., Ltd.	800	35,170
Sompo Holdings, Inc.	3,400	144,804
Sony Corp.	25,700	1,575,657
Sony Financial Holdings, Inc.	1,700	37,465
Stanley Electric Co., Ltd.	2,600	88,902
Start Today Co., Ltd.	2,130	64,489
Subaru Corp.	6,300	192,959
SUMCO Corp.	2,512	36,435
Sumitomo Chemical Co., Ltd.	15,000	87,793
Sumitomo Corp.	123,400	2,057,572
Sumitomo Dainippon Pharma Co., Ltd.	1,700	39,036
Sumitomo Electric Industries, Ltd.	7,600	119,197
Sumitomo Heavy Industries, Ltd.	1,200	42,827
Sumitomo Metal Mining Co., Ltd.	20,800	729,703
Sumitomo Mitsui Financial Group, Inc.	13,900	561,040
Sumitomo Mitsui Trust Holdings, Inc.	25,900	1,065,907
Sumitomo Realty & Development Co., Ltd.	4,000	143,637
Sumitomo Rubber Industries, Ltd.	21,500	322,632
Sundrug Co., Ltd.	896	31,977
Suntory Beverage & Food, Ltd.	1,500	63,501
Suzuken Co., Ltd.	800	37,951
Suzuki Motor Corp.	39,400	2,256,779
Sysmex Corp.	1,700	146,330
T&D Holdings, Inc.	5,500	90,763
Taiheiyo Cement Corp.	1,300	40,789
Taisei Corp.	2,200	100,299
Taisho Pharmaceutical Holdings Co., Ltd.	400	48,900
Taiyo Nippon Sanso Corp.	1,300	19,451
Takashimaya Co., Ltd.	1,500	25,334
Takeda Pharmaceutical Co., Ltd.	7,400	316,594
TDK Corp.	1,300	141,762
Teijin, Ltd.	1,700	32,603
Terumo Corp.	34,000	2,013,906
THK Co., Ltd.	38,000	967,224
Tobu Railway Co., Ltd.	2,100	62,102
Toho Co., Ltd.	1,300	40,789
Toho Gas Co., Ltd.	800	30,382
Tohoku Electric Power Co., Inc.	4,700	63,786
Tokio Marine Holdings, Inc.	35,400	1,756,291
Tokyo Century Corp.	500	31,068
Tokyo Electric Power Co. Holdings, Inc.†	15,400	75,631
Tokyo Electron, Ltd.	9,200	1,263,968
Tokyo Gas Co., Ltd.	4,000	98,310
Tokyo Tatemono Co., Ltd.	1,800	21,957
Security Description	Shares	Value (Note 2)
Japan (continued)
Tokyu Corp.	5,500	$100,590
Tokyu Fudosan Holdings Corp.	5,200	36,247
Toppan Printing Co., Ltd.	2,500	40,156
Toray Industries, Inc.	14,800	111,176
Toshiba Corp.†	7,000	202,385
Tosoh Corp.	13,900	214,091
TOTO, Ltd.	1,500	62,247
Toyo Seikan Group Holdings, Ltd.	1,700	35,266
Toyo Suisan Kaisha, Ltd.	900	34,893
Toyoda Gosei Co., Ltd.	800	19,750
Toyota Industries Corp.	1,500	88,717
Toyota Motor Corp.	107,500	6,712,837
Toyota Tsusho Corp.	2,100	79,291
Trend Micro, Inc.	1,200	77,205
Tsuruha Holdings, Inc.	387	47,651
Unicharm Corp.	4,200	138,916
United Urban Investment Corp.	29	45,509
USS Co., Ltd.	2,400	44,548
West Japan Railway Co.	1,700	118,515
Yahoo Japan Corp.	138,200	497,481
Yakult Honsha Co., Ltd.	1,200	98,328
Yamada Denki Co., Ltd.	7,100	35,931
Yamaguchi Financial Group, Inc.	2,500	27,240
Yamaha Corp.	1,400	74,177
Yamaha Motor Co., Ltd.	2,900	81,293
Yamato Holdings Co., Ltd.	3,100	95,166
Yamazaki Baking Co., Ltd.	1,300	26,018
Yaskawa Electric Corp.	2,500	74,261
Yokogawa Electric Corp.	2,300	48,644
Yokohama Rubber Co., Ltd.	1,300	28,021
		99,314,368
Jersey — 0.8%
Experian PLC	9,446	242,606
Ferguson PLC	2,469	209,659
Glencore PLC	119,257	515,593
Randgold Resources, Ltd.	929	65,992
Shire PLC	9,408	566,952
Shire PLC ADR	5,100	924,477
WPP PLC	89,654	1,314,035
		3,839,314
Luxembourg — 0.7%
ArcelorMittal	6,788	211,217
Eurofins Scientific SE	112	63,588
Millicom International Cellular SA SDR	694	39,864
RTL Group SA	398	28,396
Samsonite International SA*	452,100	1,674,797
SES SA FDR	3,704	81,280
Tenaris SA	85,028	1,424,556
		3,523,698
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	73,400	13,423
Mexico — 0.1%
America Movil SAB de CV, Series L ADR	27,500	441,650

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands — 3.0%
ABN AMRO Group NV CVA*	33,729	$918,327
Aegon NV	17,841	115,752
AerCap Holdings NV†	1,297	74,603
Airbus SE	6,004	754,117
Akzo Nobel NV	2,608	243,877
ASML Holding NV	15,843	2,959,679
CNH Industrial NV	10,375	124,675
EXOR NV	1,045	70,153
Ferrari NV	1,255	172,814
Fiat Chrysler Automobiles NV†	10,935	192,270
Heineken Holding NV	1,227	111,120
Heineken NV	2,660	249,419
ING Groep NV	149,177	1,937,091
Koninklijke Ahold Delhaize NV	13,010	298,329
Koninklijke DSM NV	1,875	198,627
Koninklijke KPN NV	35,040	92,432
Koninklijke Philips NV	65,435	2,980,814
Koninklijke Vopak NV	742	36,562
NN Group NV	3,218	143,584
NXP Semiconductors NV	12,204	1,043,442
QIAGEN NV†	2,363	89,440
Randstad NV	1,219	65,076
STMicroelectronics NV	7,051	128,284
Unilever NV CVA	15,978	889,811
Wolters Kluwer NV	3,099	193,146
		14,083,444
New Zealand — 0.1%
a2 Milk Co., Ltd.†	7,564	56,455
Auckland International Airport, Ltd.	9,678	46,830
Fisher & Paykel Healthcare Corp., Ltd.	5,749	57,352
Fletcher Building, Ltd.†	9,035	39,167
Meridian Energy, Ltd.	13,371	29,115
Ryman Healthcare, Ltd.	4,073	37,797
Spark New Zealand, Ltd.	19,705	52,899
		319,615
Norway — 2.0%
Aker BP ASA	25,996	1,103,243
DNB ASA	192,642	4,053,441
Equinor ASA†	41,455	1,168,966
Gjensidige Forsikring ASA	2,089	35,216
Marine Harvest ASA	4,244	98,320
Norsk Hydro ASA	278,121	1,669,666
Orkla ASA	8,663	73,189
Schibsted ASA, Class B	920	31,877
Storebrand ASA	113,336	1,012,382
Telenor ASA	7,661	149,761
Yara International ASA	1,904	93,507
		9,489,568
Papua New Guinea — 0.0%
Oil Search, Ltd.	14,183	92,577
Portugal — 0.1%
Banco Espirito Santo SA†(1)(2)	59,101	0
EDP - Energias de Portugal SA	26,698	98,511
Security Description	Shares	Value (Note 2)
Portugal (continued)
Galp Energia SGPS SA	5,107	$101,335
Jeronimo Martins SGPS SA	2,657	39,132
		238,978
Singapore — 1.3%
Ascendas Real Estate Investment Trust	24,600	47,507
CapitaLand Commercial Trust	27,200	35,416
CapitaLand Mall Trust	25,000	40,598
CapitaLand, Ltd.	26,700	65,820
City Developments, Ltd.	4,000	26,656
ComfortDelGro Corp., Ltd.	20,700	36,795
DBS Group Holdings, Ltd.	89,500	1,708,098
Genting Singapore, Ltd.	64,300	49,858
Jardine Cycle & Carriage, Ltd.	1,200	28,081
Keppel Corp., Ltd.	15,500	78,914
Oversea-Chinese Banking Corp., Ltd.	182,600	1,528,067
SATS, Ltd.	6,600	25,202
Sembcorp Industries, Ltd.	74,400	168,169
Singapore Airlines, Ltd.	5,300	37,762
Singapore Exchange, Ltd.	8,600	46,364
Singapore Press Holdings, Ltd.	15,300	32,121
Singapore Technologies Engineering, Ltd.	15,300	39,843
Singapore Telecommunications, Ltd.	82,010	193,769
Suntec Real Estate Investment Trust	25,600	36,142
United Overseas Bank, Ltd.	50,000	990,454
UOL Group, Ltd.	5,100	25,704
Venture Corp., Ltd.	2,848	36,729
Wilmar International, Ltd.	308,200	725,946
Yangzijiang Shipbuilding Holdings, Ltd.	21,200	19,230
		6,023,245
South Korea — 1.0%
KT Corp.	18,176	494,033
NAVER Corp.	521	336,296
Samsung Electronics Co., Ltd.	72,686	3,043,737
Samsung SD Co., Ltd.	4,920	1,146,558
		5,020,624
Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	2,618	111,494
Aena SME SA*	712	123,587
Amadeus IT Group SA	4,542	421,985
Banco Bilbao Vizcaya Argentaria SA	356,788	2,274,226
Banco de Sabadell SA	58,018	90,197
Banco Santander SA	166,915	840,206
Bankia SA	12,774	50,085
Bankinter SA	7,110	65,479
CaixaBank SA	36,480	166,794
Enagas SA	2,292	61,871
Endesa SA	3,313	71,584
Ferrovial SA	4,924	102,163
Grifols SA	3,164	89,121
Iberdrola SA	61,798	454,755
Industria de Diseno Textil SA	47,092	1,427,595

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
International Consolidated Airlines Group SA	6,492	$55,793
Mapfre SA	9,841	30,873
Naturgy Energy Group SA	3,692	100,778
Red Electrica Corp. SA	4,562	95,553
Repsol SA	14,121	281,424
Siemens Gamesa Renewable Energy SA†	2,442	30,905
Telefonica SA	132,269	1,047,047
		7,993,515
SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	26,500	26,742
HKT Trust & HKT, Ltd.	40,000	54,980
Unibail-Rodamco-Westfield	5,340	1,073,966
		1,155,688
Sweden — 2.8%
Alfa Laval AB	3,003	81,432
Assa Abloy AB, Class B	66,282	1,332,367
Atlas Copco AB, Class A	6,878	198,274
Atlas Copco AB, Class B	3,967	105,855
Boliden AB	2,891	80,640
Electrolux AB, Series B	2,556	56,369
Elekta AB, Series B	53,650	721,680
Epiroc AB, Class A†	6,878	76,849
Epiroc AB, Class B†	3,967	40,842
Essity AB, Class B	35,999	904,896
Hennes & Mauritz AB, Class B	9,066	167,541
Hexagon AB, Class B	2,712	158,984
Husqvarna AB, Class B	4,326	36,847
ICA Gruppen AB	819	25,987
Industrivarden AB, Class C	1,738	38,623
Investor AB, Class B	4,674	215,992
Kinnevik AB, Class B	2,493	75,485
L E Lundbergforetagen AB, Class B	735	24,777
Lundin Petroleum AB	1,915	73,304
Nordea Bank AB	190,852	2,080,015
Sandvik AB	11,512	204,336
Securitas AB, Class B	3,278	57,077
Skandinaviska Enskilda Banken AB, Class A	169,758	1,895,581
Skanska AB, Class B	3,483	68,407
SKF AB, Class B	59,949	1,182,805
Svenska Handelsbanken AB, Class A	126,625	1,599,304
Swedbank AB, Class A	9,355	231,891
Swedish Match AB	1,824	93,382
Tele2 AB, Class B	3,318	39,947
Telefonaktiebolaget LM Ericsson, Class B	92,684	822,616
Telia Co AB	28,975	133,083
Volvo AB, Class B	16,154	285,550
		13,110,738
Security Description	Shares	Value (Note 2)
Switzerland — 8.7%
ABB, Ltd.	66,718	$1,576,514
Adecco Group AG	1,713	89,961
Baloise Holding AG	504	76,879
Barry Callebaut AG	24	45,486
Chocoladefabriken Lindt & Spruengli AG	1	82,026
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	11	77,114
Cie Financiere Richemont SA	27,534	2,244,467
Clariant AG	2,065	53,740
Coca-Cola HBC AG	2,095	71,351
Credit Suisse Group AG	26,419	397,066
Dufry AG	352	39,687
EMS-Chemie Holding AG	86	51,264
GAM Holding AG	30,798	218,730
Geberit AG	388	179,965
Givaudan SA	95	233,580
Julius Baer Group, Ltd.	2,282	114,193
Kuehne & Nagel International AG	571	90,473
LafargeHolcim, Ltd.	5,018	247,730
Lonza Group AG	5,968	2,037,171
Nestle SA	135,547	11,300,648
Novartis AG	103,500	8,900,958
Pargesa Holding SA	328	26,353
Partners Group Holding AG	177	140,406
Roche Holding AG	18,200	4,409,059
Schindler Holding AG (Participation Certificate) (SIX)	7,042	1,755,118
Schindler Holding AG (RSP)	210	50,671
SGS SA	559	1,471,832
Sika AG	1,343	195,552
Sonova Holding AG	573	114,028
Straumann Holding AG	109	81,967
Swatch Group AG (XEGT)	316	125,672
Swatch Group AG (TRQX)	532	41,469
Swiss Life Holding AG	355	134,563
Swiss Prime Site AG	741	63,159
Swiss Re AG	3,218	297,076
Swisscom AG	270	122,537
Temenos AG	626	101,548
UBS Group AG	145,769	2,302,241
Vifor Pharma AG	497	86,167
Zurich Insurance Group AG	5,302	1,675,851
		41,324,272
Taiwan — 0.8%
Largan Precision Co., Ltd.	4,000	476,206
Taiwan Semiconductor Manufacturing Co., Ltd.	272,000	2,338,453
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	28,641	1,264,787
		4,079,446
Turkey — 0.1%
Turkiye Garanti Bankasi AS	397,129	507,343

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 16.8%
3i Group PLC	10,333	$126,761
Admiral Group PLC	2,071	56,146
Anglo American PLC	10,888	244,518
Antofagasta PLC	160,360	1,787,063
Ashtead Group PLC	5,083	161,456
Associated British Foods PLC	3,638	108,587
AstraZeneca PLC	40,222	3,126,125
Auto Trader Group PLC*	10,298	59,944
Aviva PLC	384,392	2,452,476
Babcock International Group PLC	2,609	24,586
BAE Systems PLC	205,426	1,686,304
Barclays PLC	176,347	394,838
Barclays PLC ADR	22,300	199,585
Barratt Developments PLC	10,411	76,940
Berkeley Group Holdings PLC	1,332	63,872
BHP Billiton PLC	151,796	3,306,485
BP PLC	206,853	1,588,825
British American Tobacco PLC	23,698	1,107,180
British Land Co. PLC	10,285	82,685
BT Group PLC	86,714	254,641
Bunzl PLC	55,573	1,747,829
Burberry Group PLC	85,090	2,234,763
Carnival PLC	1,942	120,587
Centrica PLC	55,430	111,911
Close Brothers Group PLC	9,951	205,188
Coca-Cola European Partners PLC	2,181	99,170
Compass Group PLC	58,275	1,295,803
ConvaTec Group PLC*	13,993	42,386
Croda International PLC	1,393	94,449
Diageo PLC	139,598	4,947,277
Direct Line Insurance Group PLC	267,528	1,129,427
easyJet PLC	1,683	28,824
Fresnillo PLC	2,364	25,309
G4S PLC	16,470	51,950
GlaxoSmithKline PLC	190,456	3,814,959
GlaxoSmithKline PLC ADR	33,200	1,333,644
Great Portland Estates PLC	46,374	404,430
Hammerson PLC	8,408	50,050
Hargreaves Lansdown PLC	2,950	85,936
HSBC Holdings PLC	207,888	1,814,899
Imperial Brands PLC	9,809	341,489
Informa PLC	12,969	128,841
InterContinental Hotels Group PLC	1,830	114,014
Intertek Group PLC	1,719	111,848
Investec PLC	6,677	46,960
ITV PLC	37,051	76,229
J Sainsbury PLC	18,093	75,888
John Wood Group PLC	6,909	69,484
Johnson Matthey PLC	43,980	2,041,865
Kingfisher PLC	334,337	1,124,299
Land Securities Group PLC	7,805	89,869
Legal & General Group PLC	61,547	210,338
Lloyds Banking Group PLC	3,673,319	2,837,732
London Stock Exchange Group PLC	3,280	196,058
Marks & Spencer Group PLC	17,213	64,793
Mediclinic International PLC	3,761	21,030
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Meggitt PLC	169,749	$1,253,165
Melrose Industries PLC	231,905	604,229
Merlin Entertainments PLC*	6,923	36,130
Micro Focus International PLC	4,486	83,584
Mondi PLC	3,851	105,608
National Grid PLC	119,306	1,230,654
Next PLC	1,470	105,265
NMC Health PLC	1,082	47,865
Pearson PLC	8,050	93,382
Persimmon PLC	33,938	1,046,153
Prudential PLC	196,377	4,503,578
Reckitt Benckiser Group PLC	37,628	3,440,951
RELX PLC ADR	12,020	253,177
RELX PLC NV	10,774	226,353
Rio Tinto PLC	12,409	627,547
Rolls-Royce Holdings PLC	16,927	217,847
Royal Bank of Scotland Group PLC	49,883	162,544
Royal Dutch Shell PLC, Class A (TRQX)	47,666	1,638,002
Royal Dutch Shell PLC, Class B	38,680	1,355,673
Royal Dutch Shell PLC, Class B ADR	25,000	1,773,250
Royal Mail PLC	9,287	57,751
RSA Insurance Group PLC	71,124	533,042
Sage Group PLC	11,316	86,490
Schroders PLC	1,333	53,774
Segro PLC	10,068	83,696
Severn Trent PLC	2,519	60,708
Sky PLC	10,875	245,077
Smith & Nephew PLC	85,009	1,550,657
Smiths Group PLC	91,152	1,776,767
SSE PLC	26,398	394,306
St James's Place PLC	5,459	81,399
Standard Chartered PLC	122,294	1,014,409
Standard Life Aberdeen PLC	28,101	112,042
Taylor Wimpey PLC	34,127	76,419
Tesco PLC	100,539	314,240
Travis Perkins PLC	2,616	36,330
Unilever PLC	95,644	5,255,768
United Utilities Group PLC	7,182	65,902
Vodafone Group PLC	957,326	2,052,596
Vodafone Group PLC ADR	73,200	1,588,440
Weir Group PLC	2,490	57,218
Whitbread PLC	24,679	1,517,299
WM Morrison Supermarkets PLC	22,007	74,406
		79,992,238
United States — 1.1%
Autoliv, Inc. SDR	6,904	602,665
Booking Holdings, Inc.†	827	1,640,768
Broadcom, Inc.	5,650	1,394,025
Philip Morris International, Inc.	16,067	1,310,103
Veoneer, Inc. SDR†	5,805	320,054
		5,267,615
Total Common Stocks (cost $415,033,408)		466,081,144

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.9%
United States — 0.9%
iShares MSCI EAFE ETF Index Fund (cost $4,315,028)	63,000	$4,283,370
RIGHTS — 0.0%
Australia — 0.0%
Harvey Norman Holdings, Ltd. Expires 10/15/2018† (Strike Price $2.50 AUD) (cost $0)	348	201
Total Long-Term Investment Securities (cost $419,348,436)		470,364,715
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97%(3)	382,258	382,258
T. Rowe Price Government Reserve Fund 2.09%(3)	1,131	1,131
		383,389
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.96% due 11/01/2018(4)	$50,000	49,911
2.02% due 11/29/2018(4)	40,000	39,861
2.03% due 11/29/2018(4)	350,000	348,783
2.03% due 12/06/2018(4)	130,000	129,493
		568,048
Total Short-Term Investment Securities (cost $951,537)		951,437
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $717,025 collateralized by $740,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $734,962 (cost $ 717,000)	717,000	717,000
TOTAL INVESTMENTS (cost $421,016,973)(5)	99.4%	472,033,152
Other assets less liabilities	0.6	2,895,110
NET ASSETS	100.0%	$474,928,262

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $6,220,793 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities classified as Level 3 (see Note 2).

(2)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $21 representing 0% of net assets.

(3)  The rate shown is the 7-day yield as of September 30, 2018.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  See Note 4 for cost of Investments on a tax basis.

ADR — American Depositary Receipt

AUD — Australian Dollar

ASX — Australian Stock Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
22	Long	MSCI EAFE Index	December 2018	$2,168,358	$2,173,050	$4,692

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$20,847,039	$—	$21	$20,847,060
Portugal	238,978	—	0	238,978
Other Countries	444,995,106	—	—	444,995,106
Exchange-Traded Funds .	4,283,370	—	—	4,283,370
Rights	201	—	—	201
Short-Term Investment Securities:
Registered Investment Companies .	383,389	—	—	383,389
U.S. Government Treasuries	—	568,048	—	568,048
Repurchase Agreements	—	717,000	—	717,000
Total Investments at Value	$470,748,083	$1,285,048	$21	$472,033,152
Other Financial Instruments:†
Futures Contracts	$4,692	$—	$—	$4,692

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $428,338,002 were transferred from Level 2 to Level 1 due to foreign equity securities whose value were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
United States Treasury Notes	27.8%
Diversified Financial Services	15.3
Federal National Mtg. Assoc.	14.3
United States Treasury Bonds	7.8
Diversified Banking Institutions	7.3
Federal Home Loan Mtg. Corp.	5.1
Government National Mtg. Assoc.	4.1
Electric-Integrated	1.8
Telephone-Integrated	1.7
Banks-Commercial	1.5
Sovereign	1.3
Cable/Satellite TV	1.3
Pipelines	1.2
Repurchase Agreements	1.2
Medical-HMO	1.1
Pharmacy Services	1.0
Banks-Super Regional	0.9
Oil Companies-Exploration & Production	0.9
Tobacco	0.8
Medical-Drugs	0.7
Registered Investment Companies	0.7
Auto-Cars/Light Trucks	0.7
Brewery	0.6
Multimedia	0.6
Electronic Components-Semiconductors	0.6
Insurance-Multi-line	0.5
Cellular Telecom	0.5
Transport-Rail	0.4
Aerospace/Defense-Equipment	0.4
Medical-Biomedical/Gene	0.4
Medical Products	0.4
E-Commerce/Products	0.4
Medical-Generic Drugs	0.3
Food-Misc./Diversified	0.3
Municipal Bonds & Notes	0.3
Agricultural Chemicals	0.3
Electric-Generation	0.3
Applications Software	0.3
Broadcast Services/Program	0.3
Commercial Services-Finance	0.3
Oil Companies-Integrated	0.3
Chemicals-Specialty	0.3
Diversified Minerals	0.2
Real Estate Investment Trusts	0.2
Beverages-Wine/Spirits	0.2
Medical-Hospitals	0.2
Banks-Fiduciary	0.2
Computers	0.2
Oil Refining & Marketing	0.2
Metal-Iron	0.2
Retail-Restaurants	0.2
Insurance Brokers	0.2
Retail-Discount	0.2
Internet Application Software	0.2
Aerospace/Defense	0.2
Insurance-Life/Health	0.2
Computer Services	0.2
Data Processing/Management	0.2
Computers-Memory Devices	0.1
Veterinary Diagnostics	0.1
Medical Instruments	0.1
Electric-Distribution	0.1
Trucking/Leasing	0.1%
Paper & Related Products	0.1
Engineering/R&D Services	0.1
Enterprise Software/Service	0.1
Airlines	0.1
Finance-Credit Card	0.1
Savings & Loans/Thrifts	0.1
Transport-Services	0.1
Medical-Wholesale Drug Distribution	0.1
Containers-Paper/Plastic	0.1
Federal Home Loan Bank	0.1
Office Automation & Equipment	0.1
Diversified Manufacturing Operations	0.1
Insurance-Property/Casualty	0.1
Electronic Measurement Instruments	0.1
Foreign Government Obligations	0.1
Medical Labs & Testing Services	0.1
Insurance-Mutual	0.1
Racetracks	0.1
Tennessee Valley Authority	0.1
Coatings/Paint	0.1
Finance-Other Services	0.1
Gambling (Non-Hotel)	0.1
Chemicals-Diversified	0.1
Satellite Telecom	0.1
Networking Products	0.1
Commercial Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Diagnostic Equipment	0.1
Airport Development/Maintenance	0.1
Retail-Building Products	0.1
Metal Processors & Fabrication	0.1
Insurance-Reinsurance	0.1
Food-Wholesale/Distribution	0.1
Finance-Consumer Loans	0.1
Beverages-Non-alcoholic	0.1
Machinery-Construction & Mining	0.1
113.6%
Credit Quality†#
Aaa	59.3%
Aa	1.2
A	8.8
Baa	17.1
Ba	4.1
B	1.5
Caa	0.7
Ca	0.2
Not Rated##	7.1
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES — 15.2%
Diversified Financial Services — 15.2%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 2.72% (1 ML+0.50%) due 01/25/2036(1)	$121,680	$116,533
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 2.76% (1 ML+0.54%) due 11/25/2035(1)	141,829	140,774
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	182,303	160,054
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 2.79% (12 MTA+0.94%) due 10/25/2046(1)	58,060	53,354
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 3.59% (3 ML+1.25%) due 07/25/2029*(2)	1,190,000	1,189,866
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 3.85% (3 ML+1.51%) due 01/15/2029*(2)	841,716	843,016
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(3)	378,944	376,316
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(1)(3)	547,327	537,791
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(1)(3)	117,624	116,653
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 3.81% (3 ML+1.47%) due 04/24/2029*(2)	1,080,000	1,082,219
Apidos CLO XII FRS Series 2013-12A, Class AR 3.42% (3 ML+1.08%) due 04/15/2031*(2)	1,295,000	1,290,958
Apidos CLO XVI FRS Series 2013-16A, Class A1R 3.32% (3 ML+0.98%) due 01/19/2025*(2)	390,504	390,305
Apidos CLO XXI FRS Series 2015-21A, Class A1R 3.26% (3 ML+0.93%) due 07/18/2027*(2)	1,385,000	1,382,975
Atlas Senior Loan Fund X, Ltd. FRS Series 2018-10A, Class A 3.43% (3 ML+1.09%) due 01/15/2031*(2)	1,015,000	1,009,867
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 3.44% (3 ML+1.10%) due 04/25/2026*(2)	$1,042,144	$1,041,748
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	98,677
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	79,000	78,792
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 3.50% (3 ML+1.15%) due 07/20/2025*(2)	295,000	294,855
Babson CLO, Ltd. FRS Series 2016-2A, Class A 3.80% (3 ML+1.45%) due 07/20/2028*(2)	1,834,000	1,833,545
Bain Capital Credit CLO FRS Series 2017-1A, Class A1 3.60% (3 ML+1.25%) due 07/20/2030*(2)	995,000	997,929
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 2.28% (1 ML+0.06%) due 01/25/2037(1)	13,085	11,169
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 2.40% (1 ML+0.23%) due 02/20/2047(1)	323,659	316,957
BANK VRS Series 2018-BN14, Class XA 0.53% due 09/15/2060(3)(4)(5)	9,750,000	377,178
BANK VRS Series 2017-BNK8, Class XA 0.89% due 11/15/2050(3)(4)(5)	8,630,262	469,897
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	457,771
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(6)	440,797	438,669
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(6)	353,222	351,557
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,627,134	1,612,119
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	1,147,863	1,137,734

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	$901,518	$895,875
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	1,424,306	1,409,726
Bayview Opportunity Master Fund Trust Series 2018-RN2, Class A1 3.60% due 02/25/2033*(6)	397,222	394,327
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	1,275,282	1,277,842
BCAP LLC Trust FRS Series 2006-AA2, Class A1 2.39% (1 ML+0.17%) due 01/25/2037(1)	19,231	18,088
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 2.70% (1 ML+0.48%) due 02/25/2036(1)	59,280	56,254
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 2.72% (1 ML+0.50%) due 01/25/2036(1)	173,017	181,222
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 2.40% (1 ML+0.18%) due 10/25/2036(1)	90,292	83,267
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 2.42% (1 ML+0.20%) due 02/25/2037(1)	189,128	193,620
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.17% (1 ML+0.95%) due 08/25/2028*(1)	1,440,000	1,441,887
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.67% due 01/15/2051(3)(4)(5)	2,645,269	101,243
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.70% due 07/15/2051(3)(4)(5)	4,605,385	177,132
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(4)	432,000	434,299
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 3.83% (3 ML+1.49%) due 01/15/2029*(2)	680,000	681,010
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1R 3.35% (3 ML+1.00%) due 04/20/2031*(2)	$1,617,000	$1,603,534
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2018-1A, Class A1 3.08% (3 ML+1.02%) due 04/20/2031*(2)	1,343,000	1,336,657
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.12% (3 ML+0.78%) due 04/27/2027*(2)	1,355,000	1,345,564
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	160,000	155,271
CBAM CLO Management LLC FRS Series 2017-3A, Class A 3.57% (3 ML+1.23%) due 10/17/2029*(2)	1,180,000	1,180,977
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 3.44% (3 ML+1.10%) due 01/25/2026*(2)	1,318,859	1,318,605
Cent CLO, Ltd. FRS Series 2014-21A, Class A1RA 3.49% (3 ML+1.15%) due 07/27/2030*(2)	810,000	809,581
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.58% due 12/25/2035(1)(3)	148,070	142,130
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(3)	258,904	253,330
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	241,261	234,045
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.93% due 09/25/2047(1)(3)	187,240	175,028
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 3.15% (3 ML+0.80%) due 01/20/2028*(2)	1,601,000	1,592,531
CIFC Funding, Ltd. FRS Series 2014-2RA, Class A1 3.16% (3 ML+1.05%) due 04/24/2030*(2)	1,495,000	1,490,176
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(1)(3)	1,512,471	1,493,570

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	$80,000	$78,736
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	150,000	149,263
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.19% due 07/10/2047(3)(4)(5)	4,072,406	186,430
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.25% due 04/10/2048(3)(4)(5)	3,562,922	178,884
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,031,654
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(4)	1,235,000	1,244,256
Citigroup Mtg. Loan Trust VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(1)(3)	1,258,577	1,258,503
Civic Mortgage LLC Series 2018-1, Class A1 3.89% due 06/25/2022*(1)(6)	344,081	344,089
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(1)(3)	1,013,429	1,006,526
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(1)(3)	399,708	396,631
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)(3)	210,110	208,696
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(3)	492,537	489,938
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(3)	575,000	576,020
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	875,593
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 2.54% (1 ML+0.32%) due 11/25/2035(1)	$50,194	$47,023
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 2.76% (1 ML+0.54%) due 01/25/2036(1)	122,534	116,561
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 3.02% (1 ML+0.80%) due 12/25/2035(1)	110,319	96,913
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	177,094	132,001
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 2.74% (1 ML+0.68%) due 03/25/2035(1)	57,186	53,563
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.39% due 11/20/2035(1)(3)	32,591	30,406
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.73% due 06/20/2035(1)(3)	99,293	99,953
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.95% due 06/15/2057(3)(4)(5)	9,914,926	390,393
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.96% due 01/15/2049(3)(4)(5)	2,789,906	257,547
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	729,791
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,437,980
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	702,794
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(3)	667,189	650,509

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(4)	$1,536,000	$1,527,910
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	358,947	361,753
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.86% (1 ML+0.70%) due 06/15/2034*(4)	300,000	300,162
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)(3)	406,962	404,143
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(3)	431,279	427,427
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 2.37% (1 ML+0.15%) due 12/25/2036(1)	197,204	181,871
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 2.37% (1 ML+0.15%) due 03/25/2037(1)	17,419	15,786
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	140,000	137,483
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*(11)	758,100	753,332
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 3.14% (3 ML+0.80%) due 07/15/2030*(2)	612,000	611,694
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.25% (3 ML+0.90%) due 04/15/2029*(2)	1,525,000	1,513,782
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 3.54% (3 ML+1.21%) due 07/18/2030*(2)	1,535,000	1,535,302
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 3.77% (3 ML+1.43%) due 10/15/2028*(2)	1,370,000	1,372,037
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 2.77% (12 MTA+0.92%) due 03/19/2046(1)	387,341	368,866
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 2.53% (1 ML+0.31%) due 09/25/2036(11)	$495,000	$441,510
Flatiron CLO, Ltd. FRS Series 2017-1A, Class A 3.56% (3 ML+1.25%) due 05/15/2030*(2)	975,000	976,055
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	99,833
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	168,000	165,283
Galton Funding Mtg. Trust VRS Series 2018-1, Class A43 3.50% due 11/25/2057*(1)(3)	468,489	466,257
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	97,248
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.81% due 04/19/2036(1)(3)	240,618	223,853
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 4.11% due 09/19/2035(1)(3)	32,063	31,058
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 2.38% (1 ML+0.16%) due 02/25/2037(1)	49,487	49,141
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 3.25% (12 MTA+1.40%) due 10/25/2045(1)	181,366	157,814
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,251,352
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	169,602
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,228,881
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,307,596
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(11)	365,000	371,027

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 2.27% (1 ML+0.05%) due 12/25/2046(11)	$40,463	$28,366
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 2.29% (1 ML+0.07%) due 12/25/2046(11)	78,759	42,735
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 2.30% (1 ML+0.08%) due 02/25/2037(11)	400,574	204,965
GSAA Home Equity Trust FRS Series 2006-19, Class A1 2.31% (1 ML+0.09%) due 12/25/2036(11)	14,016	6,640
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.32% (1 ML+0.10%) due 03/25/2037(11)	447,365	226,588
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 2.46% (1 ML+0.24%) due 11/25/2036(11)	101,154	59,511
GSAA Home Equity Trust FRS Series 2006-3, Class A3 2.52% (1 ML+0.30%) due 03/25/2036(11)	20,818	15,398
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 2.54% (1 ML+0.32%) due 04/25/2047(11)	168,336	117,934
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(11)	105,725	53,061
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)(11)	345,294	165,077
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 2.52% (1 ML+0.30%) due 01/25/2037(1)	532,104	306,209
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.75% due 01/25/2036(1)(3)	10,176	10,114
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.75% due 01/25/2036(1)(3)	131,698	130,518
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 4.19% due 10/25/2035(1)(3)	93,138	78,665
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.36% (1 ML+0.19%) due 01/19/2038(1)	11,554	11,460
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 2.41% (1 ML+0.24%) due 12/19/2036(1)	$268,586	$252,572
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 2.49% (1 ML+0.27%) due 02/25/2036	200,000	198,604
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 2.50% (1 ML+0.28%) due 07/25/2035(1)	5,763	5,206
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.82% due 12/25/2036(1)(3)	237,979	227,972
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.86% due 04/25/2037(1)(3)	154,188	120,016
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	973,279	964,512
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.59% due 05/25/2036(1)(3)	121,417	117,287
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	292,593
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,367,728
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(6)	1,728,956	1,724,201
Lehman XS Trust FRS Series 2006-16N, Class A4A 2.41% (1 ML+0.19%) due 11/25/2046(1)(11)	373,734	366,364
LSTAR Securities Investment, Ltd. FRS Series 2018-1, Class A 3.81% (1 ML+1.55%) due 02/01/2023*(1)	565,502	556,354
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.83% (1 ML+1.75%) due 10/01/2022*(1)	510,928	508,652

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 4.01% (1 ML+1.75%) due 09/01/2022*(1)(8)	$342,725	$342,939
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.51% (3 ML+1.16%) due 07/23/2029*(2)	1,235,000	1,234,864
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 3.61% (3 ML+1.26%) due 07/20/2026*(2)	1,290,000	1,289,509
Magnetite CLO, Ltd. FRS Series 2014-8A, Class AR2 3.32% (3 ML+0.98%) due 04/15/2031*(2)	680,000	677,814
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.34% (3 ML+1.00%) due 07/25/2026*(2)	2,515,000	2,514,258
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 3.84% (3 ML+1.50%) due 07/25/2026*(2)	880,000	879,415
Magnetite VII, Ltd. FRS Series 2012-7A, Class A1R2 3.14% (3 ML+0.80%) due 01/15/2028*(2)	1,545,000	1,532,816
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 4.42% due 11/21/2034(1)(3)	83,499	85,672
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 4.09% due 07/25/2035(1)(3)	198,174	161,044
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(3)	471,967	458,423
MFRA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(1)(3)	415,653	406,449
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	1,115,066	1,103,493
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 2.37% (1 ML+0.15%) due 06/25/2036(11)	9,199	7,779
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.25% due 12/15/2047(3)(4)(5)	$2,712,484	$107,602
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	498,209
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	769,258
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,816,041
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	50,239
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.61% due 06/15/2050(3)(4)(5)	1,759,521	150,639
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	759,352
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 2.39% (1 ML+0.17%) due 11/25/2036(11)	264,940	117,781
Nationstar HECM Loan Trust Series 2017-1A, Class A 1.97% due 05/25/2027*	125,363	125,124
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(3)	240,110	238,384
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	140,000	138,974
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.14% (3 ML+0.80%) due 01/15/2028*(2)	1,535,000	1,531,635
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.72% (1 ML+1.50%) due 06/25/2057*(1)	1,551,362	1,590,868
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)(3)	1,136,337	1,134,454

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(3)	$1,005,859	$1,001,009
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(3)	1,957,530	1,963,043
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(3)	1,973,773	1,984,722
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(3)	1,657,296	1,664,341
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(3)	1,336,710	1,343,001
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)	1,593,718	1,598,548
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.32% due 06/25/2036(1)(3)	159,863	141,487
NRZ Excess Spread- Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	1,083,819	1,078,001
NRZ Excess Spread- Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	671,331	667,251
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.00% due 06/25/2057*(6)	530,927	522,909
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 3.48% (3 ML+1.13%) due 07/20/2026*(2)	405,000	405,038
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.19% (3 ML+0.85%) due 04/17/2027*(2)	1,160,000	1,156,924
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Octagon Investment Partners 24, Ltd. FRS Series 2015-1A, Class A1R 3.21% (3 ML+0.90%) due 05/21/2027*(2)	$1,267,000	$1,265,505
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 3.67% (3 ML+1.32%) due 03/17/2030*(2)	865,000	868,907
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,910,000	1,877,303
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	1,005,180	1,010,478
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.24% (3 ML+1.05%) due 04/30/2027*(2)	2,095,000	2,091,807
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 3.35% (3 ML+1.01%) due 07/17/2029*(2)	330,000	328,663
Pretium Mtg. Credit Partners VRS Series 2017-NPL5 Class A1 3.33% due 12/30/2032*(3)	178,518	177,548
Pretium Mtg. Credit Partners Series 2018-NPL1, Class A1 3.38% due 01/27/2033*(6)	267,584	264,908
Pretium Mtg. Credit Partners Series 2018-NPL2, Class A1 3.70% due 03/27/2033*(6)	1,012,940	1,005,878
RALI Series Trust FRS Series 2006-QA3, Class A2 2.52% (1 ML+0.30%) due 04/25/2036(1)	344,012	318,753
RALI Series Trust VRS Series 2007-QH9, Class A1 3.18% due 11/25/2037(1)(3)	67,646	59,880
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	81,452	78,239
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(11)	340,005	169,592
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)(11)	156,468	96,144
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.24% due 04/25/2037(1)(3)	25,954	24,756

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 2.31% (1 ML+0.09%) due 07/25/2036(11)	$188,296	$92,819
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.46% (3 ML+1.12%) due 07/17/2026*(2)	955,000	954,512
Shackleton CLO, Ltd. FRS Series 2014-6RA, Class A 3.36% (3 ML+1.02%) due 07/17/2028*(2)	1,580,000	1,572,700
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*(11)	716,782	716,114
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	200,145	198,317
Sound Point CLO, Ltd. FRS Series 2018-1A, Class A 3.35% (3 ML+1.00%) due 04/15/2031*(2)	1,560,000	1,550,106
Sound Point CLO, Ltd. FRS Series 2017-1A, Class A 3.74% (3 ML+1.39%) due 01/23/2029*(2)	600,000	600,658
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 2.40% (1 ML+0.18%) due 07/25/2037(11)	44,956	40,523
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.47% (1 ML+0.25%) due 11/25/2036(11)	290,000	269,426
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,217,427
Structured Adjustable Rate Mtg. Loan Trust VRS Series 2004-13, Class A2 0.49% due 09/25/2034(1)(3)	22,841	21,337
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 2.45% (1 ML+0.23%) due 02/25/2036(1)	123,803	113,622
Symphony CLO LP FRS Series 2012-BR, Class 8AR 3.85% (1 ML+1.75%) due 01/09/2023*(2)	960,925	960,050
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 3.52% (3 ML+1.18%) due 10/17/2026*(2)	$1,150,000	$1,149,880
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 3.62% (3 ML+1.28%) due 07/14/2026*(2)	1,130,000	1,130,736
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,330
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.51% (3 ML+1.16%) due 10/20/2026*(2)	810,000	809,860
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(3)	309,887	305,319
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	768,890	753,392
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	1,985,576	1,944,005
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	546,248	535,989
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	1,484,177	1,442,435
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.82% (1 ML+0.60%) due 02/25/2057*	1,338,050	1,339,249
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	149,627
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 3.72% (3 ML+1.37%) due 04/20/2027*(2)	1,280,000	1,279,812
U.S. Residential Opportunity Fund Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(6)	494,530	490,214
Venture XXVII CLO, Ltd. FRS Series 2017-27A, Class A 3.65% (3 ML+1.30%) due 07/20/2030*(2)	665,000	665,720
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 3.58% (3 ML+1.24%) due 06/20/2029*(2)	1,785,000	1,786,508
Vibrant CLO, Ltd. FRS Series 2015-3A, Class A1R 3.83% (3 ML+1.48%) due 04/20/2026*(2)	1,120,000	1,120,000

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	$1,195,000	$1,176,050
VOLT LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(6)	860,000	859,658
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(6)(11)	330,840	328,639
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(6)	306,126	302,469
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(6)	429,466	424,657
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	1,333,769	1,325,615
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(6)	777,472	775,745
Voya CLO, Ltd. FRS Series 2014-1A, Class AAR2 3.32% (3 ML+0.99%) due 04/18/2031*(2)	555,000	551,304
Voya CLO, Ltd. FRS Series 2014-2A, Class A1R 3.59% (3 ML+1.25%) due 04/17/2030*(2)	250,000	250,326
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.52% (COFI 11+1.50%) due 11/25/2046(1)	70,629	69,962
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 2.57% (12 MTA+0.82%) due 12/25/2046(1)	486,381	439,901
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 2.73% (12 MTA+0.88%) due 10/25/2046(1)	192,680	181,039
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.56% due 06/25/2037(1)(3)	168,245	157,146
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 2.68% (12 MTA+0.83%) due 11/25/2046(1)	144,136	132,163
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Financial Services (continued)
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 2.82% (1 ML+0.60%) due 07/25/2036(1)	$85,951	$60,390
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.30% due 05/15/2048(3)(4)(5)	3,664,227	180,499
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.30% due 09/15/2057(3)(4)(5)	9,517,537	447,502
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)(4)	75,000	70,232
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 4.49% due 10/25/2035(1)(3)	575,000	584,131
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 4.71% due 10/25/2036(1)(3)	106,143	104,638
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(11)	446,625	428,711
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,206,369
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(3)(4)(5)	466,053	7,379
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	150,000	144,590
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	150,000	147,120
York, Ltd. FRS Series 2016-2A, Class A 3.98% (3 ML+1.63%) due 01/20/2030*(2)	1,240,000	1,253,406
Total Asset Backed Securities (cost $154,745,831)		153,969,080

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 26.9%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$83,000	$83,111
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	87,000	87,130
		170,241
Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	189,000	188,543
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	1,533,000	1,459,475
		1,648,018
Aerospace/Defense-Equipment — 0.4%
Harris Corp. Senior Notes 4.40% due 06/15/2028	169,000	169,608
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	91,000	87,815
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	146,000	143,032
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	60,000	56,889
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,105,000	2,095,653
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	140,027
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	881,000	876,830
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	196,086
		3,765,940
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	210,000	185,850
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(8)	12,115	12,158
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	450,000	444,370
Security Description	Principal Amount(7)	Value (Note 2)
Airlines (continued)
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	$650,000	$638,446
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	64,674	64,920
		1,159,894
Applications Software — 0.3%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	74,000	76,248
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	999,520
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	240,000	234,794
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	585,000	626,457
salesforce.com, Inc. Senior Notes 3.25% due 04/11/2023	575,000	570,840
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	385,000	381,706
		2,889,565
Auto-Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	306,000	303,997
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	323,000	310,073
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	283,195
Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	382,000	380,840
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	415,000	369,623
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	252,000	248,413
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	245,000	218,972
General Motors Co. Senior Notes 4.00% due 04/01/2025	500,000	478,932

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Co. Senior Notes 4.88% due 10/02/2023	$940,000	$962,408
General Motors Co. Senior Notes 5.00% due 10/01/2028	362,000	357,501
General Motors Co. Senior Notes 5.40% due 04/01/2048	480,000	448,060
General Motors Co. Senior Notes 5.95% due 04/01/2049	510,000	506,570
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	246,103
General Motors Co. Senior Notes 6.75% due 04/01/2046	515,000	557,438
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	285,000	278,466
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	288,000	280,798
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	228,000	218,822
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	527,000	524,585
		6,974,796
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	75,620
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	85,000	88,187
		163,807
Banks-Commercial — 0.4%
Associated Bank NA Senior Notes 3.50% due 08/13/2021	168,000	167,159
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	578,000	587,110
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	258,697
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	405,000	405,597
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	257,322
Security Description	Principal Amount(7)	Value (Note 2)
Banks-Commercial (continued)
Regions Bank Senior Notes 3.37% due 08/13/2021	$257,000	$256,230
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	152,000	146,577
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	594,000	764,117
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	230,000	221,795
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	900,000	888,933
SunTrust Bank Senior Notes 3.50% due 08/02/2022	137,000	136,534
		4,090,071
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.30% due 09/11/2019	1,890,000	1,880,852
Banks-Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	127,000	118,513
Citibank NA Senior Notes 2.13% due 10/20/2020	313,000	305,657
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	648,782
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,395,000	1,347,363
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	377,000	356,865
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	609,556
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	867,632
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,293,000	1,261,996
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	1,560,000	1,496,786
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	305,000	287,305
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	59,000	58,774

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	$275,000	$295,442
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	575,000	635,162
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	268,000	266,744
		8,556,577
Batteries/Battery Systems — 0.0%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*	150,000	155,062
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	86,000	86,860
		241,922
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	88,000	88,154
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	224,000	224,944
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028*	126,000	126,614
		439,712
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	1,285,000	1,228,181
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	175,000	168,747
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	770,000	720,496
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	115,000	107,303
		2,224,727
Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	310,000	305,499
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	1,800,000	1,779,596
Security Description	Principal Amount(7)	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	$167,000	$162,273
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	743,000	743,997
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	374,000	378,234
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	540,000	534,379
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	925,000	896,033
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	865,000	839,607
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	701,886
		6,341,504
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020*	308,000	304,871
Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	161,000	158,381
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	833,000	816,976
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	186,000	182,150
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025*	509,000	496,669
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	550,000	564,488
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	67,000	65,330
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	135,000	128,925
		2,717,790

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	$313,000	$252,535
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	78,000	64,595
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	96,115
		413,245
Building & Construction-Misc. — 0.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	63,000	64,890
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	84,000	81,270
		146,160
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	58,000	49,533
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	157,000	144,118
		193,651
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	196,000	197,924
Masco Corp. Senior Notes 4.50% due 05/15/2047	103,000	88,489
		286,413
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	123,300
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	162,000	148,684
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023	84,000	81,060
		229,744
Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	170,000	174,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	33,836
Security Description	Principal Amount(7)	Value (Note 2)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	$85,000	$84,362
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	51,000	51,829
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	455,000	462,618
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	880,000	893,576
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	23,000	22,372
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	320,000	303,202
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	640,000	640,406
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	78,000	83,889
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,115,000	2,273,590
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	746,795
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	243,000	241,172
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	58,000	53,160

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	$624,000	$553,350
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	67,496
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	222,371
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	645,000	610,391
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	448,005
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	160,000	168,600
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	272,250
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	80,000	81,700
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	264,552
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	126,202
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,193,244
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	540,000	551,157
		10,624,375
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	165,000	174,488
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	321,000	346,279
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	417,000	416,812
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	595,000	597,915
		1,535,494
Security Description	Principal Amount(7)	Value (Note 2)
Chemicals-Specialty — 0.1%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	$70,000	$68,862
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	260,000	262,310
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	79,000	79,228
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	75,000	77,062
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	96,000	122,303
		609,765
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	140,000	140,350
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	140,000	144,200
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	22,000	19,290
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	215,000	206,505
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	530,000	504,366
		730,161
Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	197,000	188,853
Commercial Services-Finance — 0.3%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	2,465,000	2,460,267
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	26,000	26,096
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	90,000	89,455
		2,575,818

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	$145,000	$139,019
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	476,000	470,637
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	262,000	255,607
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	73,000	70,911
		936,174
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	85,000	82,671
Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	153,000	152,236
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	143,552
Apple, Inc. Senior Notes 3.85% due 08/04/2046	205,000	196,588
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	496,805
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	80,162
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	367,000	440,432
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	65,000	66,824
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	500,000	513,816
		2,090,415
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	113,000	80,795
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	110,000	111,100
		191,895
Security Description	Principal Amount(7)	Value (Note 2)
Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	$1,430,000	$1,382,917
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	71,250
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	44,000	47,850
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	103,950
		151,800
Containers-Paper/Plastic — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	32,000	30,560
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	95,000	88,825
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	71,000	72,597
		191,982
Cosmetics & Toiletries — 0.0%
Coty, Inc. Senior Notes 6.50% due 04/15/2026*	75,000	69,891
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	71,060
		140,951
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	455,000	455,901
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	127,000	127,266
		583,167
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	236,148
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	260,000	252,071
		488,219

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	$80,000	$79,800
Diversified Banking Institutions — 5.2%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	2,070,000	2,043,545
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,835,000	1,757,125
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,525,000	1,479,914
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	2,210,000	2,125,344
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	254,000	251,084
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	194,000	193,999
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	729,244
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,839,000	2,770,955
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,155,000	1,148,305
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	798,135
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	835,000	802,926
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	209,000	202,051
Citigroup, Inc. FRS Senior Notes 3.41% (3 ML+1.10%) due 05/17/2024	1,940,000	1,955,427
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	498,333
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,183,722
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	1,270,000	1,246,499
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,025,000	1,996,360
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	$265,000	$261,938
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	93,000	93,851
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	130,000	131,474
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	69,000	67,305
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	335,000	356,887
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	88,000	98,439
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,075,766
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	684,000	676,998
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	2,875,000	2,803,665
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,555,550
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	269,000	260,180
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,415,000	1,346,742
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	376,237
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	850,000	787,885
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	1,035,000	1,019,845
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	495,000	503,508
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	575,000	586,833
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	733,179
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	654,000	786,733

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	$284,000	$278,903
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,070,728
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,694,881
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,165,049
JPMorgan Chase & Co. FRS Senior Notes 3.57% (3 ML+1.23%) due 10/24/2023	460,000	469,165
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	988,633
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	727,000	679,010
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	375,000	368,647
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	250,000	240,545
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	461,447
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	144,285
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	650,000	877,350
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	268,690
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,346,247
Morgan Stanley Senior Notes 3.59% due 07/22/2028	3,230,000	3,064,592
Morgan Stanley Senior Notes 3.63% due 01/20/2027	565,000	542,554
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	502,149
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	399,925
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.88% due 01/27/2026	$810,000	$796,201
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	527,897
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	976,732
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	168,689
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	991,000	1,026,366
		52,764,668
Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	141,000	133,632
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	485,000	479,307
		612,939
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	1,200,000	1,174,860
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	324,324
		1,499,184
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	421,263
Sempra Energy Senior Notes 2.40% due 02/01/2020	750,000	740,650
		1,161,913
Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	351,000	355,358
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	60,000	58,467
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	475,000	480,344
		894,169
Electric-Integrated — 1.7%
AES Corp. Senior Notes 4.00% due 03/15/2021	60,000	59,850

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	$345,000	$326,630
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	197,000	238,483
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	297,000	313,550
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	738,141
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	77,477
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	49,159
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	60,613
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,112,590
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	682,174
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	212,569
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	143,000	140,260
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	878,758
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	92,928
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	233,243
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	560,030
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	193,000	189,632
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	114,000	113,684
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	185,000	179,960
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	750,000	761,663
Security Description	Principal Amount(7)	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	$218,000	$221,763
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	421,000	543,399
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	1,594,000	1,554,085
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	352,324
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	717,754
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	236,000	223,350
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	129,000	128,635
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	185,000	168,490
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	1,328,000	1,214,097
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	215,000	205,171
Pacific Gas & Electric Co Senior Notes 3.75% due 08/15/2042	60,000	51,097
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	30,000	26,272
Pacific Gas & Electric Co. Senior Notes 4.25% due 03/15/2046	75,000	68,777
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	52,000	47,595
Pacific Gas & Electric Co. Senior Notes 4.45% due 04/15/2042	33,000	30,772
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	457,394
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	610,000	693,352
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	170,000	170,018
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	117,000	115,999

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
South Carolina Electric & Gas Co. 1st Mtg. Notes 3.50% due 08/15/2021	$435,000	$435,193
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.25% due 08/15/2028	560,000	557,744
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	76,000	72,697
South Carolina Electric & Gas Co. 1st Mtg. Bonds 4.50% due 06/01/2064	600,000	549,954
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	270,000	270,429
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	110,000	109,283
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	196,000	187,357
Southern Co. Senior Notes 2.95% due 07/01/2023	655,000	629,201
Southern Co. Senior Notes 3.25% due 07/01/2026	595,000	554,928
		17,378,524
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	180,905
Electronic Components-Misc. — 0.0%
Jabil, Inc. Senior Notes 3.95% due 01/12/2028	21,000	19,675
Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,040,000	1,027,798
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	920,000	854,738
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	2,410,000	2,341,529
Intel Corp. Senior Notes 2.45% due 07/29/2020	268,000	265,945
Security Description	Principal Amount(7)	Value (Note 2)
Electronic Components-Semiconductors (continued)
Intel Corp. Senior Notes 4.10% due 05/19/2046	$160,000	$158,184
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023*	865,000	859,627
		5,507,821
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	700,000	678,209
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	18,000	18,226
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	186,000	187,057
		883,492
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	125,000	123,140
Electronic Security Devices — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	52,000	48,591
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	110,000	111,100
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	1,235,000	1,209,426
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	129,000	136,176
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	47,000	47,637
Oracle Corp. Senior Notes 2.95% due 11/15/2024	130,000	125,555
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	427,308
Oracle Corp. Senior Notes 5.38% due 07/15/2040	215,000	244,732
		981,408
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	43,000	45,042

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	$117,000	$117,293
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	50,000	49,750
SLM Corp. Senior Notes 5.63% due 08/01/2033	150,000	125,625
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	125,000	124,687
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	37,000	36,815
		454,170
Finance-Credit Card — 0.1%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	102,000
American Express Co. Senior Notes 2.50% due 08/01/2022	356,000	341,267
American Express Co. Senior Notes 3.40% due 02/27/2023	625,000	615,150
		1,058,417
Finance-Investment Banker/Broker — 0.0%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	112,000	100,622
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)(11)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)(11)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	87,862
		188,507
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	124,844
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	242,000	237,586
Security Description	Principal Amount(7)	Value (Note 2)
Finance-Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	$128,000	$122,847
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	104,000	100,500
		460,933
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	73,000	69,584
Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	115,000	114,019
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	815,000	719,807
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 01/30/2029	1,345,000	1,342,761
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	196,000	199,208
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	182,663
Nestle Holdings, Inc. Company Guar. Notes 3.90% due 09/24/2038*	311,000	305,935
Nestle Holdings, Inc. Company Guar. Notes 4.00% due 09/24/2048*	198,000	193,564
		3,057,957
Food-Retail — 0.0%
Albertsons Cos. LLC/ Safeway, Inc./ New Albertson's, Inc./ Albertson's LLC Company Guar. Notes 5.75% due 03/15/2025	161,000	144,900
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	512,678
Gambling (Non-Hotel) — 0.0%
Delta Merger Sub, Inc. Senior Notes 6.00% due 09/15/2026*	110,000	111,375
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	90,000	85,500

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) (continued)
Waterford Gaming LLC/ Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)(11)	$1,320	$23
		196,898
Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	66,000	63,029
Hotels/Motels — 0.0%
Wyndham Worldwide Corp. Senior Sec. Notes 4.15% due 04/01/2024	85,000	82,450
Wyndham Worldwide Corp. Senior Sec. Notes 4.50% due 04/01/2027	75,000	70,687
		153,137
Independent Power Producers — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	85,000	85,425
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	283,092
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	282,148
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	297,720
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	592,775
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	102,000	101,839
		1,557,574
Insurance-Life/Health — 0.1%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	58,000	54,179
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	151,000	124,965
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	575,000	566,862
		746,006
Security Description	Principal Amount(7)	Value (Note 2)
Insurance-Multi-line — 0.4%
Assurant, Inc. FRS Senior Notes 3.62% (3 ML+1.25%) due 03/26/2021	$3,560,000	$3,566,840
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	117,000	134,134
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	205,000	204,596
		3,905,570
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	56,000	52,343
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	149,000	228,826
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	190,663
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	324,000	317,230
		789,062
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	166,000	162,491
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	85,000	88,400
		250,891
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.20% due 08/15/2048	515,000	511,550
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	137,025
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	85,000	87,869
Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	60,000	61,200

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	$123,000	$119,364
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	83,000	82,903
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	174,000	174,012
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	63,000	62,606
		438,885
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	214,000	213,194
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	261,000	260,106
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	148,000	145,388
		405,494
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	294,000	291,658
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	20,325
		311,983
Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	67,000	68,507
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	71,000	72,952
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	1,230,000	1,215,279
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	193,000	191,715
		1,406,994
Security Description	Principal Amount(7)	Value (Note 2)
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	$207,000	$198,268
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	193,901
		392,169
Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,340,000	2,260,866
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	1,345,000	1,286,139
		3,547,005
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,185,000	1,150,852
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	23,829
Celgene Corp. Senior Notes 3.63% due 05/15/2024	140,000	138,043
Celgene Corp. Senior Notes 4.55% due 02/20/2048	119,000	110,722
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	465,820
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	308,469
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	516,594
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	1,160,000	1,098,987
		3,813,316
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	939,586
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	128,000	125,938
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,060,000	1,053,485
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*	216,000	206,796

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	$52,000	$45,760
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	131,000	130,459
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,472,834
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021	90,000	89,980
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	939,695
		5,004,533
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	565,000	549,262
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	679,000	627,475
		1,176,737
Medical-HMO — 1.0%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	375,000	359,309
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	769,098
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	390,871
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	780,000	808,519
Centene Corp. Senior Notes 5.38% due 06/01/2026*	65,000	66,550
Halfmoon Parent, Inc. Senior Sec. Notes 4.13% due 11/15/2025*	770,000	767,806
Halfmoon Parent, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	4,095,000	4,083,071
Halfmoon Parent, Inc. Senior Sec. Notes 4.80% due 08/15/2038*	148,000	148,415
Halfmoon Parent, Inc. Senior Notes 4.90% due 12/15/2048*	146,000	144,945
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	596,000	571,577
Security Description	Principal Amount(7)	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.50% due 06/15/2023	$600,000	$601,229
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	505,000	507,401
UnitedHealth Group, Inc. Senior Notes 4.25% due 04/15/2047	130,000	130,450
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	345,000	346,261
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	800,000	856,157
		10,551,659
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	43,000	41,818
Dignity Health Sec. Notes 2.64% due 11/01/2019	2,115,000	2,101,822
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	70,000	72,012
		2,215,652
Medical-Wholesale Drug Distribution — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	75,000	77,219
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	930,000	889,784
		967,003
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./ Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	9,000	9,367
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	39,080
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	84,000	85,995
Timken Co. Senior Notes 4.50% due 12/15/2028	82,000	80,533
		214,975
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	95,703

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	$100,000	$97,250
Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	374,132
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	470,000	599,147
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	191,168
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	116,414
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	74,000	71,133
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	545,000	494,188
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	132,000	123,106
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,550,000	2,567,380
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	450,000	392,724
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	184,000	174,047
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	1,155,000	1,104,827
		6,208,266
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	629,000	615,896
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	1,020,000	933,004
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	770,000	741,214
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	115,000	105,332
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	415,000	440,352
Security Description	Principal Amount(7)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	$178,000	$203,112
Apache Corp. Senior Notes 4.38% due 10/15/2028	72,000	70,615
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	85,000	86,488
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	75,000	74,813
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	179,000	182,151
Endeavor Energy Resources LP/ EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	100,000	100,000
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	75,000	66,375
Hess Corp. Senior Notes 4.30% due 04/01/2027	450,000	436,356
Hess Corp. Senior Notes 5.60% due 02/15/2041	175,000	177,691
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	173,249
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	278,030
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	116,114
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	375,000	422,275
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	69,000	75,728
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	350,000	342,143
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	188,000	221,869
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	93,262
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	80,000	76,500

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	$49,000	$27,930
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	75,000	78,563
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	85,000	87,762
		4,677,924
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	490,000	486,446
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	94,000	93,765
Oil Refining & Marketing — 0.2%
Andeavor Senior Notes 3.80% due 04/01/2028	445,000	423,161
PBF Holding Co. LLC/ PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	26,000	27,300
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	780,000	769,296
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	900,000	855,542
		2,075,299
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	34,000	34,935
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	85,000	79,263
Halliburton Co. Senior Notes 4.85% due 11/15/2035	51,000	53,347
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	83,000	72,625
USA Compression Partners LP/ USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	64,000	66,080
		306,250
Security Description	Principal Amount(7)	Value (Note 2)
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	$255,000	$266,347
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	351,000	352,725
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	116,531
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	146,090
		881,693
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	128,000	126,309
Pharmacy Services — 1.0%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	4,539,000	4,496,859
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	1,505,000	1,505,212
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	765,000	762,952
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	180,000	179,137
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,224,000	1,251,961
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,171,960
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	73,491	72,389
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	51,554	54,714
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	95,823	102,687
		9,597,871
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	155,000	155,194
Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,045,000	1,021,061

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	$240,000	$239,666
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	190,000	190,712
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	95,000	94,406
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	390,000	393,096
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	43,000	40,431
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	35,000	39,058
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	54,000	52,354
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	46,000	38,170
EQT Midstream Partners LP Senior Notes 4.75% due 07/15/2023	490,000	497,244
EQT Midstream Partners LP Senior Notes 5.50% due 07/15/2028	610,000	626,827
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	69,930
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	70,000	69,037
Holly Energy Partners LP/ Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	85,000	86,912
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	154,000	155,490
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	130,000	127,445
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	53,000	64,245
Security Description	Principal Amount(7)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	$102,000	$105,237
MPLX LP Senior Notes 4.00% due 03/15/2028	638,000	613,640
MPLX LP Senior Notes 4.13% due 03/01/2027	500,000	487,007
MPLX LP Senior Notes 4.70% due 04/15/2048	250,000	232,974
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	310,623
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	156,000	157,170
Northern Natural Gas Co. Senior Notes 4.30% due 01/15/2049*	73,000	70,251
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	430,000	417,131
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	112,000	111,160
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	37,000	35,982
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	93,000	92,651
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	939,419
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	275,000	259,754
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	300,000	293,142
Valero Energy Partners LP Senior Notes 4.50% due 03/15/2028	1,065,000	1,046,146
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	1,075,000	1,031,187
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	223,000	218,582
Western Gas Partners LP Senior Notes 4.75% due 08/15/2028	55,000	53,943

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Gas Partners LP Senior Notes 5.50% due 08/15/2048	$55,000	$51,852
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	277,000	274,116
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	125,000	133,771
		10,741,822
Poultry — 0.0%
Pilgrim's Pride Corp. Senior Notes 5.88% due 09/30/2027*	115,000	108,675
Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	95,000	85,144
Quarrying — 0.0%
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*	125,000	116,250
Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	635,000	636,842
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	120,000	121,861
		758,703
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	120,000	119,100
Real Estate Investment Trusts — 0.2%
Crown Castle International Corp. Senior Notes 3.15% due 07/15/2023	735,000	708,300
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	425,000	403,864
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	102,000	99,450
Duke Realty LP Senior Notes 4.00% due 09/15/2028	116,000	114,355
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	56,000	55,029
Security Description	Principal Amount(7)	Value (Note 2)
Real Estate Investment Trusts (continued)
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	$125,000	$120,938
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	85,000	81,388
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	82,575
iStar, Inc. Senior Notes 5.25% due 09/15/2022	106,000	104,410
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	48,360
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	71,000	63,593
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	105,000	101,194
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	55,000	55,167
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	53,000	51,885
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	100,000	95,761
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	93,000	88,019
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	97,000	96,933
		2,371,221
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	132,975
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	120,000	112,350
		245,325
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	85,000	82,875
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	85,000	83,725

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	$86,000	$83,850
		167,575
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	109,000	108,182
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	31,000	31,310
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	157,000	148,758
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	45,000	43,087
		223,155
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	425,000	367,283
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	195,230
		562,513
Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	610,000	612,655
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	610,000	610,165
Walmart, Inc. Senior Notes 3.95% due 06/28/2038	490,000	488,981
		1,711,801
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	83,000	84,037
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	363,000	359,254
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*	159,000	149,857
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	62,000	62,310
Security Description	Principal Amount(7)	Value (Note 2)
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	$52,000	$49,140
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	61,000	63,945
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	830,000	822,947
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	50,000	52,289
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	620,000	615,904
Starbucks Corp. Senior Notes 4.00% due 11/15/2028	375,000	373,944
		1,978,169
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	108,000	104,490
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	299,000	297,999
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	479,000	501,981
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	294,000	323,910
		1,123,890
Schools — 0.0%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	85,000	87,019
Security Services — 0.0%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	115,000	109,967
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	16,000	16,784
		126,751
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	161,000	156,189
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	75,000	71,344

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	$57,000	$55,290
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	205,000	195,262
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	75,000	76,594
		398,490
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028*	270,000	262,123
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	2,353,000	2,262,874
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	382,000	356,889
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	876,691
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	410,000	374,591
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	463,000	444,321
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	212,334
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	120,000	124,650
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	141,000	89,535
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	825,000	786,217
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	70,000	68,263
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	2,305,000	2,286,030
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	780,000	741,760
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,124,036
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	430,000	431,429
Security Description	Principal Amount(7)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	$2,042,000	$2,177,119
		12,618,862
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	87,000	93,307
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	166,000	161,391
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	74,000	71,503
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	16,000	15,860
		342,061
Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	1,345,000	1,176,452
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	3,040,000	2,979,098
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	900,000	857,824
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,650,000	1,535,048
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	825,000	764,171
		7,312,593
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	135,000	131,965
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,960,000	1,857,452
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	180,000	179,080
Norfolk Southern Corp. Senior Notes 5.10% due 12/31/2049	170,000	167,833
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	1,000,000	1,017,045
		3,221,410

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.1%
CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028	$133,000	$130,974
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	321,000	291,285
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	445,000	406,087
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	185,000	176,706
		1,005,052
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	214,000	209,674
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,092,558
		1,302,232
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021*	740,000	740,697
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	700,000	702,836
		1,443,533
Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/ Herbalife International, Inc. Senior Notes 7.25% due 08/15/2026*	10,000	10,162
Total U.S. Corporate Bonds & Notes (cost $277,148,161)		272,395,854
FOREIGN CORPORATE BONDS & NOTES — 5.8%
Agricultural Chemicals — 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	155,812
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043	200,000	196,879
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	456,000	453,220
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	895,000	878,520
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	1,205,000	1,152,844
		2,837,275
Security Description	Principal Amount(7)	Value (Note 2)
Airport Development/Maintenance — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*	$630,000	$563,856
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	95,000	89,419
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	529,000	520,637
		610,056
Banks-Commercial — 0.6%
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	710,000	696,040
BPCE SA Senior Notes 2.75% due 01/11/2023*	640,000	611,884
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	345,000	333,487
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	316,000	308,674
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	300,000	295,791
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	195,887
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	285,000	263,848
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	475,000	401,257
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	241,067
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023	250,000	248,620
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,005,000	1,964,877
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	224,000	218,916
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020	124,000	123,661
		5,904,009
Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	229,279

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	$109,000	$105,730
Cable/Satellite TV — 0.1%
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	400,000	400,000
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	200,000	199,750
		599,750
Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	67,000	66,482
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	1,840,000	1,812,818
		1,879,300
Chemicals-Diversified — 0.1%
LyondellBasell Industries NV Senior Notes 4.63% due 02/26/2055	560,000	503,282
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	66,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	85,000	81,944
		651,726
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	755,000	738,103
Methanex Corp. Senior Notes 5.65% due 12/01/2044	300,000	288,938
		1,027,041
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	120,000	115,059
Diversified Banking Institutions — 1.3%
Banco Santander SA Senior Notes 3.80% due 02/23/2028	800,000	726,842
Banco Santander SA Senior Notes 3.85% due 04/12/2023	800,000	781,598
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	360,000	348,505
Security Description	Principal Amount(7)	Value (Note 2)
Diversified Banking Institutions (continued)
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	$1,235,000	$1,169,121
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	240,000	234,965
BNP Paribas SA Senior Notes 4.40% due 08/14/2028*	1,260,000	1,236,485
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	360,000	334,090
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000	1,574,303
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,482,107
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,000,000	981,086
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	205,000	202,986
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	565,000	555,311
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	440,000	440,007
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	167,000	161,064
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	64,000	63,337
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	202,000	194,355
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	704,000	695,382
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	200,000	199,432
Royal Bank of Scotland Group PLC Senior Notes 5.08% due 01/27/2030	209,000	208,631
UBS AG Senior Notes 2.45% due 12/01/2020*	860,000	842,164
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	560,000	499,284
		12,931,055

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	$333,000	$325,380
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	255,000	239,994
		565,374
Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	321,000	317,061
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 3.75% due 04/10/2022*	2,005,000	1,979,276
Anglo American Capital PLC Company Guar. Notes 4.75% due 04/10/2027*	455,000	443,573
		2,422,849
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	1,030,000	960,057
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	899,776
		1,859,833
Electric-Generation — 0.2%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,449,353
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	200,000	195,104
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	410,000	399,183
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	75,000	73,123
		2,116,763
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	309,000	294,983
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	176,047
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	425,000	384,929
Security Description	Principal Amount(7)	Value (Note 2)
Electric-Integrated (continued)
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	$340,000	$324,806
		1,180,765
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	73,000	73,010
Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	31,000	30,186
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	96,000	94,560
		124,746
Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027	112,000	100,106
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	380,000	355,033
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	118,000	124,184
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	69,000	69,302
Internet Application Software — 0.2%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	1,235,000	1,196,148
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	495,000	468,524
		1,664,672
Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	177,000	167,472
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	112,000	113,725
		281,197
Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	112,000	109,039

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	$315,000	$395,446
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	176,000	171,600
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	380,000	379,407
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,120,430
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	122,000	116,185
		2,183,068
Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	515,000	511,548
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	495,000	487,607
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	395,000	395,295
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	726,000	686,745
		2,081,195
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	183,000
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	200,000	191,125
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	87,000	89,402
		463,527
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,170,000	1,282,203
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	555,000	650,183
		1,932,386
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	95,000	94,287
Security Description	Principal Amount(7)	Value (Note 2)
Oil & Gas Drilling (continued)
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	$57,000	$59,138
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	85,000	87,656
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	75,000	74,250
		315,331
Oil Companies-Exploration & Production — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	1,710,000	1,665,315
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	200,000	204,076
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000	652,776
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	148,000	134,680
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	123,000	121,770
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000	102,335
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020	200,000	196,756
Tullow Oil PLC Senior Notes 7.00% due 03/01/2025*	540,000	526,500
		3,604,208
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	206,000	204,656
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	169,000	163,364
Eni SpA Senior Notes 4.75% due 09/12/2028*	212,000	209,980
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	180,000	182,070
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	200,000	198,700
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	434,000	414,118

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034		$78,000	$89,328
YPF SA Senior Notes 16.50% due 05/09/2022*(11)	ARS	22,904,817	288,457
			1,750,673
Oil-Field Services — 0.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		200,000	199,000
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		60,000	60,450
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		31,000	31,000
Suzano Austria GmbH Senior Notes 6.00% due 01/15/2029*		285,000	286,140
			377,590
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		345,000	351,258
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040		125,000	143,750
			495,008
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*		150,000	152,420
Satellite Telecom — 0.1%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*		200,000	203,000
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		185,000	170,431
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*		60,000	60,660
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		80,000	85,600
			519,691
Telephone-Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		500,000	530,000
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*		2,055,000	2,001,056
Security Description	Principal Amount(7)	Value (Note 2)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	$700,000	$657,648
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	525,000	488,976
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	367,000	359,059
		4,036,739
Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	507,698
Transport-Equipment & Leasing — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	75,000	75,809
Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	124,000	122,287
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	437,633
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	338,307
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	99,000	116,933
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	200,000	220,500
		1,235,660
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	385,000	370,563
Total Foreign Corporate Bonds & Notes (cost $62,060,739)		59,118,636
U.S. GOVERNMENT AGENCIES — 23.7%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	956,543
Federal Home Loan Mtg. Corp. — 5.1%
1.25% due 10/02/2019	1,272,000	1,254,473
2.38% due 01/13/2022	1,097,000	1,078,049
2.50% due 01/01/2028	132,578	128,797
2.50% due 04/01/2028	448,311	435,522
2.50% due 03/01/2031	253,171	244,228
2.50% due 10/01/2032	357,039	344,390
2.50% due 11/01/2032	1,172,887	1,131,349
3.00% due 08/01/2027	279,703	277,642
3.00% due 10/01/2042	269,778	260,654
3.00% due 11/01/2042	291,398	281,526

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 02/01/2043	$562,330	$539,552
3.00% due 04/01/2043	322,330	311,078
3.00% due 08/01/2043	1,227,347	1,184,620
3.00% due 07/01/2045	1,078,979	1,036,248
3.00% due 10/01/2045	558,867	536,279
3.00% due 08/01/2046	671,031	643,181
3.50% due 01/01/2032	820,786	825,933
3.50% due 11/01/2041	282,327	280,056
3.50% due 03/01/2042	140,283	139,152
3.50% due 08/01/2042	247,127	245,137
3.50% due 09/01/2043	93,155	92,404
3.50% due 03/01/2045	818,147	807,744
3.50% due 07/01/2045	1,804,307	1,780,833
3.50% due 08/01/2045	414,026	408,895
3.50% due 10/01/2045	755,954	746,116
3.50% due 11/01/2045	952,493	940,097
3.50% due 01/01/2046	34,756	34,299
3.50% due 11/01/2047	956,904	942,510
3.50% due October TBA	13,100,000	12,893,266
3.75% due 03/27/2019	796,000	801,194
3.99% (6 ML+1.49%) due 02/01/2037 FRS	25,770	26,529
Federal Home Loan Mtg. Corp. 4.00% due 09/01/2040	213,448	217,428
4.00% due 07/01/2044	351,336	355,838
4.00% due 10/01/2045	362,738	367,012
4.00% due October TBA	10,300,000	10,400,953
4.20% (12 ML+1.89%) due 11/01/2037 FRS	204,054	214,710
4.50% due 04/01/2044	76,572	79,144
4.50% due 09/01/2044	783,759	810,193
4.50% due October TBA	1,300,000	1,341,691
5.00% due 11/01/2043	390,020	414,185
5.00% due October TBA	2,000,000	2,099,844
5.50% due 01/01/2036	144,137	156,115
6.00% due 03/01/2040	11,146	12,332
6.25% due 07/15/2032	206,000	271,593
6.75% due 03/15/2031	100,000	133,939
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.09% due 10/25/2047*(3)(4)	730,000	728,188
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K013, Class X1VRS 0.69% due 01/25/2021(3)(4)(5)	2,017,780	21,668
Series K064, Class X1 VRS 0.74% due 03/25/2027(3)(4)(5)	5,165,272	225,005
Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000	1,086,222
Security Description	Principal Amount(7)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 3.42% (1 ML+1.20%) due 08/25/2029(1)	$414,759	$417,556
Series 2018-HRP1, Class M2 3.87% (1 ML+1.65%) due 04/25/2043*(1)	197,093	199,397
Series 2015-DNA1, Class M2 4.07% (1 ML+1.85%) due 10/25/2027(1)	100,069	101,853
Series 2014-DN1, Class M2 4.42% (1 ML+2.20%) due 02/25/2024(1)	210,321	216,103
Series 2014-HQ2, Class M2 4.42% (1 ML+2.20%) due 09/25/2024(1)	368,329	379,398
Series 2015-HQA2, Class M2 5.02% (1 ML+2.80%) due 05/25/2028(1)	165,447	170,218
Federal Home Loan Mtg. Corp., REMIC Series 3883, Class PB 3.00% due 05/15/2041(1)	314,064	308,195
Series 4740, Class BA 3.00% due 09/15/2045(1)	475,986	465,175
Series 3820, Class DA 4.00% due 11/15/2035(1)	122,285	123,321
		51,969,029
Federal National Mtg. Assoc. — 14.3%
zero coupon due 10/09/2019	7,452,000	7,246,613
1.88% due 09/24/2026	837,000	758,996
2.50% due 04/01/2028	297,471	289,199
2.50% due 08/01/2031	938,790	906,550
2.50% due 01/01/2032	1,065,098	1,028,520
2.50% due October TBA	2,600,000	2,406,523
2.63% due 09/06/2024	2,025,000	1,976,175
2.64% due 03/01/2027	289,503	275,074
2.78% due 03/01/2027	588,076	563,048
2.88% due 11/01/2027	2,145,000	2,031,804
2.97% due 06/01/2027	1,066,169	1,029,319
2.97% due 06/01/2030	1,235,000	1,141,763
3.00% due 04/01/2027	31,914	31,713
3.00% due 07/01/2027	1,510,000	1,445,440
3.00% due 10/01/2027	411,449	408,854
3.00% due 03/01/2030	975,963	967,408
3.00% due 10/01/2030	394,684	391,222
3.00% due 03/01/2042	525,847	507,983
3.00% due 12/01/2042	150,908	145,715
3.00% due 05/01/2043	370,150	357,238
3.00% due 02/01/2045	309,010	297,187
3.00% due 08/01/2046	481,150	461,249
3.00% due 09/01/2046	335,858	321,706
3.00% due 12/01/2046	529,862	507,481
3.00% due 01/01/2047	713,048	682,892

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 02/01/2048	$1,538,231	$1,473,088
3.00% due October TBA	2,600,000	2,567,746
3.13% due 02/01/2027	402,000	391,790
3.16% due 08/01/2027	2,025,000	1,963,546
3.50% due 08/01/2026	145,190	146,007
3.50% due 09/01/2026	172,824	173,800
3.50% due 08/01/2027	26,388	26,537
3.50% due 10/01/2028	63,157	63,740
3.50% due 03/01/2042	306,336	303,856
3.50% due 08/01/2042	711,779	703,830
3.50% due 07/01/2045	248,490	245,595
3.50% due 08/01/2045	606,180	599,112
3.50% due 09/01/2045	549,249	542,845
3.50% due 10/01/2045	490,240	484,524
3.50% due 11/01/2045	560,846	554,396
3.50% due 12/01/2045	791,777	782,545
3.50% due 02/01/2046	341,651	337,632
3.50% due 03/01/2046	531,560	524,380
3.50% due 07/01/2046	858,715	848,702
3.50% due 12/01/2047	1,647,898	1,624,960
3.50% due 04/01/2048	1,615,286	1,592,688
3.50% due October TBA	73,100,000	71,932,513
3.59% (12 ML+1.76%) due 05/01/2040 FRS	197,049	206,336
3.81% (12 ML+1.83%) due 10/01/2040 FRS	114,214	119,887
3.90% (12 ML+1.57%) due 05/01/2037 FRS	40,221	41,883
3.98% (12 ML+1.66%) due 07/01/2039 FRS	147,746	154,287
4.00% due 10/01/2040	153,535	156,208
4.00% due 11/01/2040	273,181	277,934
4.00% due 10/01/2041	241,789	246,000
4.00% due 11/01/2041	218,658	222,577
4.00% due 01/01/2043	814,960	829,565
4.00% due 10/01/2044	455,478	461,014
4.00% due 02/01/2045	832,616	846,416
4.00% due 02/01/2046	56,369	56,994
4.00% due 01/01/2047	936,544	946,404
4.00% due 05/01/2047	210,832	213,036
4.00% due 07/01/2047	2,587,743	2,614,662
4.00% due 08/01/2047	431,643	436,112
4.00% due 06/01/2048	1,175,537	1,191,630
4.04% (6 ML+1.54%) due 09/01/2035 FRS	176,280	182,272
4.15% (1 Yr USTYCR+2.19%) due 10/01/2035 FRS	224,746	236,149
4.25% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	81,946	86,227
4.40% (12 ML+1.91%) due 08/01/2035 FRS	124,551	131,231
4.50% due 10/01/2024	47,541	48,148
4.50% due 06/01/2039	145,115	150,336
4.50% due 05/01/2041	98,525	102,509
4.50% due 03/01/2042	289,699	301,177
4.50% due 08/01/2045	930,503	975,388
Security Description	Principal Amount(7)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 04/01/2047	$710,032	$733,148
4.50% due 11/01/2047	861,614	889,414
4.55% (12 ML+1.82%) due 10/01/2040 FRS	47,401	49,467
5.00% due 05/01/2040	227,955	242,538
5.00% due 06/01/2040	22,230	23,616
5.00% due 07/01/2040	522,638	556,064
5.00% due 02/01/2045	576,599	613,310
5.50% due 12/01/2029	35,723	38,115
5.50% due 08/01/2037	133,398	143,835
5.50% due 06/01/2038	79,242	85,525
5.50% due October TBA	1,900,000	2,027,508
6.00% due 11/01/2038	9,016	9,930
6.00% due 06/01/2040	73,029	80,432
6.50% due 10/01/2037	959	1,052
6.63% due 11/15/2030	871,000	1,147,684
7.25% due 05/15/2030	2,260,000	3,091,122
Fannie Mae Connecticut Avenue Securities FRS Series 2018-C05, Class 1M1 2.94% (1 ML+0.72%) due 01/25/2031(1)	826,858	828,352
Series 2013-C01, Class M1 4.22% (1 ML+2.00%) due 10/25/2023(1)	3,257	3,263
Series 2016-C07, Class 2M2 6.57% (1 ML+4.35%) due 05/25/2029(1)	940,000	1,051,511
Series 2014-C04, Class 1M2 7.12% (1 ML+4.90%) due 11/25/2024(1)	325,380	372,578
Series 2015-C04, Class 1M2 7.92% (1 ML+5.70%) due 04/25/2028(1)	163,348	189,922
Series 2016-C02, Class 1M2 8.22% (1 ML+6.00%) due 09/25/2028(1)	113,000	132,939
Federal National Mtg. Assoc., REMIC Series 2012-21, Class PQ 2.00% due 09/25/2041(1)	274,538	257,253
Series 2012-18, Class GA 2.00% due 12/25/2041(1)	526,782	494,890
Series 2012-75, Class KC 2.50% due 12/25/2041(1)	566,661	542,977
Series 2015-48, Class QB 3.00% due 02/25/2043(1)	747,388	730,055
Series 2017-94, Class DA 3.00% due 06/25/2045(1)	140,912	137,525
Series 2017-72, Class B 3.00% due 09/25/2047(1)	671,894	654,870
Series 2017-72, Class CD 3.00% due 09/25/2047(1)	693,409	675,822
Series 2018-27, Class EA 3.00% due 05/25/2048(1)	725,112	692,630
Series 2017-96, Class PA 3.00% due 12/25/2054(1)	757,785	738,711

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2012-52, Class PA 3.50% due 05/25/2042(1)	$292,367	$292,737
Series 2018-38, Class PC 3.50% due 03/25/2045(1)	743,036	743,516
Series 2018-77, Class PA 3.50% due 02/25/2048(1)	342,000	340,178
Series 2018-23, Class LA 3.50% due 04/25/2048(1)	635,345	632,625
		144,543,000
Government National Mtg. Assoc. — 4.1%
3.00% due 02/20/2045	295,486	288,548
3.00% due 05/20/2045	238,221	231,645
3.00% due 07/20/2045	53,172	51,693
3.00% due October TBA	7,000,000	6,779,063
3.50% due 03/20/2045	199,178	198,573
3.50% due 04/20/2045	307,785	306,851
3.50% due 07/20/2045	94,459	94,173
3.50% due 03/20/2047	495,716	493,291
3.50% due October TBA	14,300,000	14,215,151
4.00% due 03/15/2039	101,816	103,591
4.00% due 04/15/2039	8,250	8,394
4.00% due 05/15/2039	37,287	37,938
4.00% due 08/15/2039	9,837	10,009
4.00% due 10/15/2039	39,436	40,123
4.00% due 03/15/2040	31,593	32,144
4.00% due 09/15/2040	27,691	28,243
4.00% due 10/15/2040	21,670	22,180
4.00% due 12/15/2040	13,973	14,263
4.00% due 01/15/2041	4,451	4,530
4.00% due 02/15/2041	8,807	9,020
4.00% due 06/15/2041	120,598	123,478
4.00% due 07/15/2041	27,929	28,585
4.00% due 08/15/2041	318,395	325,326
4.00% due 09/15/2041	59,709	61,103
4.00% due 10/15/2041	135,471	138,481
4.00% due 11/15/2041	136,842	139,627
4.00% due 12/15/2041	135,577	138,412
4.00% due 01/15/2042	29,058	29,671
4.00% due 02/15/2042	7,129	7,253
4.00% due 03/15/2042	99,535	101,858
4.00% due 04/15/2042	4,259	4,333
4.00% due 03/20/2044	135,309	138,689
4.00% due 07/20/2045	386,915	396,584
4.00% due 10/20/2045	66,776	68,444
4.00% due October TBA	6,500,000	6,610,449
4.50% due 10/15/2018	316	319
4.50% due 09/15/2033	55,818	58,200
4.50% due 03/15/2039	82,103	85,579
4.50% due 05/15/2039	46,799	48,813
4.50% due 07/15/2039	27,126	28,305
4.50% due 10/15/2039	97,971	102,201
4.50% due 01/15/2040	30,087	31,390
4.50% due 02/15/2040	49,603	51,762
4.50% due 03/15/2040	31,206	32,279
4.50% due 04/15/2040	1,583	1,652
Security Description	Principal Amount(7)	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.50% due 05/15/2040	$7,350	$7,670
4.50% due 07/15/2040	31,693	33,178
4.50% due 04/15/2041	10,388	10,743
4.50% due 05/15/2041	124,695	130,147
4.50% due 06/15/2041	17,346	18,077
4.50% due 07/15/2041	106,083	110,377
4.50% due 08/15/2041	59,104	61,650
4.50% due 04/20/2047	240,984	250,360
4.50% due October TBA	6,800,000	7,027,150
5.00% due 06/15/2033	2,215	2,352
5.00% due 08/15/2033	17,308	18,381
5.00% due 09/15/2033	35,686	37,900
5.00% due 10/15/2033	19,361	20,560
5.00% due 11/15/2033	3,945	4,199
5.00% due 06/15/2034	60,933	64,297
5.00% due 05/15/2035	2,728	2,843
5.00% due 09/15/2035	2,277	2,417
5.00% due 11/15/2035	89,468	93,221
5.00% due 02/15/2036	25,067	26,121
5.00% due 02/20/2036	96,359	102,673
5.00% due 05/15/2036	80,477	85,277
5.00% due 06/15/2036	41,007	42,728
5.00% due 08/15/2038	270,694	283,770
5.50% due 02/15/2032	1,582	1,696
5.50% due 03/15/2032	4,336	4,655
5.50% due 12/15/2032	3,873	4,168
5.50% due 01/15/2033	2,130	2,313
5.50% due 02/15/2033	11,358	12,321
5.50% due 03/15/2033	51,270	55,271
5.50% due 04/15/2033	44,879	48,606
5.50% due 06/15/2033	51,339	55,474
5.50% due 07/15/2033	206,932	223,144
5.50% due 08/15/2033	41,889	45,080
5.50% due 09/15/2033	9,739	10,589
5.50% due 11/15/2033	34,310	36,788
5.50% due 12/15/2033	1,450	1,555
5.50% due 01/15/2034	73,806	80,048
5.50% due 02/15/2034	29,795	31,947
6.00% due 04/15/2028	83,409	91,068
6.00% due 01/15/2029	15,769	17,037
6.00% due 03/15/2029	20,599	22,255
6.00% due 11/15/2031	3,500	3,781
6.00% due 12/15/2031	3,446	3,723
6.00% due 04/15/2032	11,820	12,898
6.00% due 09/15/2032	9,966	10,880
6.00% due 10/15/2032	65,041	71,080
6.00% due 11/15/2032	18,123	19,806
6.00% due 01/15/2033	2,588	2,827
6.00% due 02/15/2033	25,920	28,459
6.00% due 03/15/2033	8,546	9,256
6.00% due 09/15/2033	14,017	15,145
6.00% due 01/15/2034	77,926	84,194
6.00% due 03/15/2034	14,926	16,126
6.00% due 05/15/2034	2,228	2,407
6.00% due 07/15/2034	4,015	4,337
6.00% due 08/15/2034	76,388	82,532

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/2034	$4,137	$4,485
6.00% due 11/15/2034	68,480	73,988
6.00% due 03/15/2035	41,795	45,157
6.00% due 08/15/2035	39,146	42,309
6.00% due 01/15/2036	27,620	30,273
6.00% due 02/15/2036	36,533	39,471
6.00% due 04/15/2036	43,256	46,734
6.00% due 05/15/2036	28,813	31,305
6.00% due 06/15/2036	47,668	51,797
6.00% due 07/15/2036	4,033	4,357
6.00% due 08/15/2036	53,519	58,642
6.00% due 09/15/2036	12,568	13,579
6.00% due 10/15/2036	151,480	163,879
6.00% due 11/15/2036	41,949	45,749
6.00% due 12/15/2036	11,902	12,859
6.50% due 09/15/2028	3,635	3,989
6.50% due 09/15/2031	6,835	7,498
6.50% due 10/15/2031	4,570	5,014
6.50% due 11/15/2031	1,171	1,285
6.50% due 12/15/2031	3,862	4,237
7.50% due 09/15/2030	17,562	17,828
		41,974,208
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	105,000	104,980
4.25% due 09/15/2065	577,000	630,445
		735,425
Total U.S. Government Agencies (cost $243,292,943)		240,178,205
U.S. GOVERNMENT TREASURIES — 35.6%
United States Treasury Bonds — 7.8%
2.25% due 08/15/2046	2,722,000	2,247,777
2.50% due 02/15/2045	5,500,000	4,817,012
2.50% due 02/15/2046	1,638,000	1,429,539
2.50% due 05/15/2046	3,258,000	2,841,078
2.75% due 08/15/2042	2,787,000	2,580,915
2.75% due 11/15/2042	1,787,000	1,653,813
2.75% due 08/15/2047	568,000	520,186
2.75% due 11/15/2047	1,004,000	919,091
2.88% due 05/15/2043	1,774,000	1,677,123
2.88% due 08/15/2045	2,826,000	2,661,076
2.88% due 11/15/2046	499,000	469,294
3.00% due 05/15/2042	875,000	847,485
3.00% due 11/15/2044	2,911,000	2,809,911
3.00% due 05/15/2045	787,000	759,394
3.00% due 11/15/2045	4,773,000	4,603,148
3.00% due 05/15/2047	3,224,000	3,105,115
3.00% due 02/15/2048	2,170,000	2,088,371
3.00% due 08/15/2048	500,000	481,191
3.13% due 02/15/2043	1,770,000	1,748,566
3.13% due 08/15/2044	3,825,000	3,777,038
3.13% due 05/15/2048	1,327,000	1,309,324
3.38% due 05/15/2044	869,000	896,054
3.63% due 08/15/2043	3,158,000	3,388,805
3.63% due 02/15/2044	4,740,000	5,091,797
3.75% due 11/15/2043	2,990,000	3,273,933
Security Description	Principal Amount(7)	Value (Note 2)
United States Treasury Bonds (continued)
3.88% due 08/15/2040	$1,577,000	$1,750,901
4.25% due 11/15/2040	1,100,000	1,287,258
4.38% due 11/15/2039	1,082,000	1,283,903
4.38% due 05/15/2040	953,000	1,132,395
4.50% due 02/15/2036	1,034,000	1,226,825
4.63% due 02/15/2040	1,159,000	1,420,997
4.75% due 02/15/2041	1,123,000	1,405,110
5.25% due 11/15/2028	1,045,000	1,242,938
5.25% due 02/15/2029	1,966,000	2,346,913
5.38% due 02/15/2031	1,289,000	1,592,872
6.13% due 11/15/2027	544,000	676,791
6.25% due 08/15/2023	1,613,000	1,854,068
6.38% due 08/15/2027	1,217,000	1,530,853
6.75% due 08/15/2026	377,000	475,329
7.88% due 02/15/2021	1,267,000	1,412,012
8.75% due 05/15/2020	1,035,000	1,133,204
8.75% due 08/15/2020	1,389,000	1,537,992
		79,307,397
United States Treasury Notes — 27.8%
0.01% due 01/24/2019	172,000	170,788
0.38% due 07/15/2027 TIPS(12)(15)(16)	15,041,950	14,369,763
0.88% due 07/31/2019	4,109,000	4,051,217
1.00% due 06/30/2019	5,150,000	5,092,264
1.00% due 11/30/2019	7,446,000	7,301,443
1.13% due 05/31/2019	1,362,000	1,349,604
1.13% due 12/31/2019	4,241,000	4,158,665
1.13% due 04/30/2020	2,743,000	2,673,139
1.13% due 02/28/2021	2,872,000	2,756,335
1.13% due 07/31/2021	2,131,000	2,029,694
1.13% due 08/31/2021	3,679,000	3,498,786
1.13% due 09/30/2021	2,760,000	2,621,137
1.25% due 01/31/2020	3,306,000	3,241,946
1.25% due 02/29/2020	7,378,000	7,224,676
1.25% due 10/31/2021	7,625,000	7,257,749
1.38% due 02/29/2020	6,085,000	5,969,005
1.38% due 05/31/2020	4,553,000	4,448,245
1.38% due 08/31/2020	3,758,000	3,657,297
1.38% due 10/31/2020	1,229,000	1,192,850
1.38% due 05/31/2021	2,443,000	2,349,479
1.50% due 07/15/2020	3,447,000	3,368,635
1.50% due 01/31/2022	12,752,000	12,185,632
1.50% due 02/28/2023	6,709,000	6,310,129
1.50% due 08/15/2026	3,171,000	2,831,356
1.63% due 08/15/2022	4,238,000	4,036,529
1.63% due 11/15/2022	4,550,000	4,319,478
1.63% due 02/15/2026	3,744,000	3,397,534
1.63% due 05/15/2026	2,455,000	2,220,816
1.75% due 10/31/2020	3,843,000	3,758,784
1.75% due 05/15/2022	4,641,000	4,455,722
1.75% due 05/15/2023	9,605,000	9,110,117
1.88% due 11/30/2021	9,434,000	9,146,189
1.88% due 01/31/2022	69,000	66,744
1.88% due 10/31/2022	967,000	927,829
1.88% due 08/31/2024	7,174,000	6,744,961
2.00% due 05/31/2021	3,075,000	3,006,293
2.00% due 11/15/2021	4,434,000	4,316,395

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.00% due 02/15/2023	$8,911,000	$8,567,787
2.00% due 02/15/2025	8,867,000	8,350,913
2.00% due 08/15/2025	3,825,000	3,584,443
2.00% due 11/15/2026	4,490,000	4,153,952
2.13% due 06/30/2021	4,986,000	4,887,254
2.13% due 08/15/2021	6,481,000	6,346,317
2.13% due 02/29/2024	3,937,000	3,771,369
2.13% due 03/31/2024	4,502,000	4,309,610
2.13% due 09/30/2024	1,983,000	1,889,350
2.13% due 05/15/2025	3,749,000	3,549,688
2.25% due 07/31/2021	3,756,000	3,691,444
2.25% due 11/15/2024	3,725,000	3,569,743
2.25% due 12/31/2024	3,515,000	3,366,299
2.25% due 11/15/2025	5,147,000	4,892,264
2.25% due 08/15/2027	2,623,000	2,459,882
2.25% due 11/15/2027	3,771,000	3,529,715
2.38% due 04/30/2020	300,000	298,113
2.38% due 08/15/2024	5,657,000	5,470,275
2.38% due 05/15/2027	3,936,000	3,736,894
2.50% due 08/15/2023	6,555,000	6,421,852
2.63% due 08/15/2020	922,000	918,723
2.63% due 11/15/2020	2,646,000	2,633,804
2.63% due 05/15/2021	4,907,000	4,876,140
2.63% due 06/30/2023	285,000	280,948
2.63% due 03/31/2025	3,886,000	3,798,413
2.88% due 05/15/2028	2,104,000	2,072,276
3.38% due 11/15/2019	759,000	764,515
3.50% due 05/15/2020	671,000	678,418
3.63% due 02/15/2020	3,814,000	3,858,248
3.63% due 02/15/2021	8,096,000	8,234,834
		280,580,708
Total U.S. Government Treasuries (cost $368,644,321)		359,888,105
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	160,000	151,413
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	351,887
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	460,000	584,715
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	245,000	261,743
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	910,000	989,752
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	700,000	708,050
Total Municipal Bonds & Notes (cost $3,072,757)		3,047,560
Security Description	Principal Amount(7)	Value (Note 2)
LOANS(9)(10)(13) — 1.2%
Aerospace/Defense-Equipment — 0.0%
Transdigm, Inc. FRS BTL 4.74% (1 ML+2.50) due 05/30/2025	$207,936	$208,441
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B4 4.49% (1 ML + 2.25%) due 04/16/2025	25,529	25,542
SS&C Technologies, Inc. FRS BTL-B3 4.49% (1 ML + 2.25) due 04/16/2025	65,769	65,800
		91,342
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL 4.99% (1 ML+2.75) due 03/15/2024	162,955	158,270
Building & Construction-Misc. — 0.0%
Ply Gem Industries, Inc. FRS BTL-B 6.09% (3 ML+3.75%) due 04/12/2025	99,750	100,290
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS BTL-B 4.99% (1 ML+2.75) due 11/15/2023	125,000	125,156
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS 1st Lien 6.60% (3 ML+4.25) due 06/21/2024	296,250	297,967
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 4.91% (1 ML+2.75%) due 01/31/2026	99,250	96,521
CSC Holdings LLC FRS BTL-B 4.41% (1 ML+2.25%) due 07/17/2025	149,051	148,895
Numericable Group SA FRS BTL-B2 5.85% (1 ML+3.69%) due 01/31/2026	99,250	97,947
Unitymedia Finance LLC FRS BTL-B 4.41% (1 ML+2.25%) due 09/30/2025	145,000	145,091
		488,454

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(9)(10)(13) (continued)
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 4.46% (1 ML+2.25%) due 09/15/2023	$118,504	$119,008
Caesars Resort Collection LLC FRS BTL-B 4.99% (1 ML+2.75) due 12/23/2024	147,274	148,037
		267,045
Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 4.75% (1 ML+2.50%) due 02/02/2024	320,125	320,685
Chemicals-Specialty — 0.1%
Chemours Co. FRS BTL-B2 4.00% (1 ML+1.75%) due 04/03/2025	137,923	137,708
HB Fuller Co. FRS BTL-B 4.17% (1 ML+2.00%) due 10/20/2024	96,709	96,548
MacDermid, Inc. FRS BTL-B6 5.24% (1 ML +3.00%) due 06/07/2023	184,451	184,912
W.R. Grace & Co. FRS BTL-B1 4.14% (3 ML+1.75%) due 04/03/2025	36,842	36,965
W.R. Grace & Co. FRS BTL-B2 4.14% (3 ML+1.75%) due 04/03/2025	63,158	63,368
		519,501
Coal — 0.0%
Foresight Energy LLC 1st Lien 7.99% (1 ML+5.75%) due 03/28/2022	189,117	189,117
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 5.59% (3 ML+3.25%) due 03/03/2025	174,312	174,094
Brightview Landscapes LLC FRS BTL-B 4.74% (3 ML+2.50%) due 08/15/2025	250,376	251,159
		425,253
Security Description	Principal Amount(7)	Value (Note 2)
Commercial Services-Finance — 0.0%
WEX, Inc. FRS BTL-B2 4.49% (1 ML +2.25%) due 06/30/2023	$293,250	$294,289
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 5.24% (1 ML+3.00) due 05/01/2024	217,250	217,956
Xerox Business Services LLC FRS BTL-B 4.74% (1 ML +2.50%) due 12/07/2023	127,725	128,108
		346,064
Consulting Services — 0.0%
AlixPartners LLP FRS BTL-B 4.99% (1 ML+2.75) due 04/04/2024	98,500	98,887
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-T 3.94% (2 ML+1.75%) due 01/06/2021	427,179	427,102
Flex Acquisition Co, Inc. FRS BTL 5.26% (3 ML+3.00%) due 12/29/2023	98,750	98,647
Reynolds Group Holdings, Inc. FRS BTL-B 4.99% (1 ML+2.75) due 02/05/2023	244,272	245,357
		771,106
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 4.38% (1 ML+2.25%) due 04/07/2025	109,451	108,014
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 4.21% (1 ML+2.00%) due 07/08/2022	517,823	518,098
Diagnostic Equipment — 0.0%
Lifescan Global Corp. FRS 1st Lien Coupon TBD due 09/28/2024	100,000	98,625
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 6.64% (3 ML+4.25) due 12/30/2022	233,400	227,273

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(9)(10)(13) (continued)
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 5.49% (1 ML+3.25%) due 09/26/2021	$125,146	$93,109
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 4.49% (1 ML+2.25) due 07/01/2024	123,777	124,001
E-Commerce/Services — 0.0%
Shutterfly, Inc. FRS BTL-B2 5.00% (1ML+2.75%) due 08/17/2024	99,750	99,999
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.25% (1ML+2.00%) due 05/29/2025	91,100	91,119
Enterprise Software/Service — 0.0%
Almonde, Inc. FRS BTL-B 5.89% (3 ML+3.50%) due 06/13/2024	225,851	225,936
Finance-Credit Card — 0.0%
Blackhawk Network Holdings LLC FRS BTL 5.39% (3 ML+3.00%) due 06/15/2025	99,750	100,290
Finance-Other Services — 0.0%
Financial Risk US Holdings, Inc. FRS BTL Coupon TBD due 10/01/2025	105,000	104,756
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 4.49% (1 ML+2.25) due 08/03/2022	145,910	145,982
Food-Meat Products — 0.0%
Informatica LLC FRS BTL-B 4.84% (3 ML+2.50) due 10/30/2022	103,079	103,208
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.22% (1 ML+2.00%) due 05/24/2024	207,375	207,297
Food-Retail — 0.0%
Albertson's LLC FRS BTL-B4 4.99% (1 ML+2.75) due 08/25/2021	139,054	139,159
Security Description	Principal Amount(7)		Value (Note 2)
Food-Retail (continued)
Albertson's LLC FRS BTL-B5 5.38% (3 ML+3.00) due 12/21/2022		$98,011	$98,060
			237,219
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.24% (1 ML+2.00%) due 10/07/2024		158,800	158,658
Golden Entertainment, Inc. FRS BTL-B 5.25% (1 ML+3.00) due 10/20/2024		208,425	209,207
Scientific Games International, Inc. FRS BTL-B4 5.03% (1 ML+2.75) due 08/14/2024		114,139	113,925
			481,790
Health Care Providers & Services — 0.0%
Enterprise Merger Sub, Inc. FRS BTL Coupon TBD due 09/26/2025		115,000	114,713
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B1 5.34% (3 ML + 3.00%) due 04/25/2025		174,563	174,809
USI, Inc. FRS BTL-B 5.39% (3 ML + 3.00%) due 05/16/2024		108,900	108,861
			283,670
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.24% (1 ML+3.00%) due 11/03/2023		292,699	294,650
Sedgwick Claims Management Services, Inc. FRS 1st Lien 4.99% (1 ML+2.75) due 03/01/2021		159,559	159,592
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 8.01% (1 ML+5.75) due 02/28/2022		125,000	125,351
			579,593
Investment Companies — 0.0%
Techem GmbH FRS BTL-B1 5.75% (2 ML+3.75%) due 07/31/2025	EUR	144,000	168,293

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(9)(10)(13) (continued)
Machinery-Electrical — 0.0%
Brookfield Wec Holdings, Inc. FRS BTL-B 5.99% (1 ML+3.75%) due 08/01/2025	$100,000	$101,188
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B1 4.99% (1 ML+2.75) due 07/30/2024	135,807	136,580
RBS Global, Inc. FRS BTL-B 4.24% (1 ML+2.00%) due 08/21/2024	93,538	93,989
		230,569
Medical Labs & Testing Services — 0.1%
Jaguar Holding Co. II FRS BTL 4.74% (1 ML+2.50) due 08/18/2022	218,955	219,037
Syneos Health, Inc. FRS BTL-B 4.24% (1 ML+2.00%) due 08/01/2024	187,650	187,963
		407,000
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. FRS 5.10% (1 ML+3.00) due 06/02/2025	97,500	97,974
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.50% (1 ML+4.25) due 04/29/2024	182,688	183,886
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.14% (3 ML+2.75) due 06/07/2023	333,674	334,195
One Call Corp. FRS BTL-B1 7.38% (1 ML+5.25%) due 11/27/2022	236,369	223,861
		558,056
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc. FRS 1st Lien 5.64% (1 ML+3.50%) due 12/11/2024	99,250	99,746
Security Description	Principal Amount(7)	Value (Note 2)
Metal Processors & Fabrication (continued)
Crosby US Acquisition Corp. FRS 1st Lien 5.21% (1 ML+3.00%) due 11/23/2020	$222,229	$219,915
		319,661
Motion Pictures & Services — 0.0%
Delta 2 Lux SARL FRS BTL-B 4.74% (1 ML+2.50) due 02/01/2024	153,800	152,455
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. Escrow Loans †(8)(11)	706	0
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC FRS 1st Lien 8.62% (1 ML+6.50%) due 03/30/2023	16,667	16,708
California Resources Corp. BTL 12.61% (1 ML+10.38%) due 12/31/2021	130,000	143,325
		160,033
Oil Companies-Integrated — 0.0%
PowerTeam Services LLC FRS BTL 5.64% (3 ML+3.25%) due 03/06/2025	237,095	236,305
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL-B 4.99% (1 ML+2.75) due 03/01/2024	146,250	146,677
Publishing-Periodicals — 0.0%
Meredith Corp. FRS BTL-B 5.24% (1 ML+3.00) due 01/31/2025	88,639	89,119
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 6.34% (3 ML+4.00) due 09/12/2024	129,025	128,864
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL-B 7.24% (1 ML+5.00) due 09/25/2024	123,750	124,949

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
LOANS(9)(10)(13) (continued)
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 4.99% (1 ML+2.75) due 04/01/2024	$124,076	$124,774
Security Services — 0.0%
APX Group, Inc. FRS BTL-B 7.32% (3 ML+5.00%) due 04/01/2024	100,000	99,625
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.24% (1 ML+3.00) due 09/06/2024	114,138	111,783
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL Coupon TBD due 08/15/2026	100,000	99,521
Television — 0.0%
ION Media Networks, Inc. FRS BTL-B3 5.05% (2 ML+2.75%) due 12/18/2020	172,113	172,687
Theaters — 0.0%
Cineworld, Ltd. FRS BTL-B 4.74% (1 ML+2.50) due 02/28/2025	104,475	104,286
Transport-Services — 0.0%
Savage Enterprises LLC FRS BTL 6.77% (1 ML+4.50%) due 08/01/2025	98,750	99,943
Total Loans (cost $12,557,000)		12,564,207
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Banks-Special Purpose — 0.0%
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	250,000	257,890
Sovereign — 1.3%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027	200,000	189,000
Abu Dhabi Government Senior Notes 4.13% due 10/11/2047*	1,620,000	1,547,100
Dominican Republic Senior Bonds 7.45% due 04/30/2044	280,000	298,200
Federative Republic of Brazil Bonds 8.25% due 01/20/2034	53,000	62,143
Security Description	Principal Amount(7)		Value (Note 2)
Sovereign (continued)
Federative Republic of Brazil Notes 8.25% due 01/20/2034		$27,000	$31,658
Government of Egypt Senior Notes 7.50% due 01/31/2027		200,000	203,513
Government of Egypt Senior Notes 8.50% due 01/31/2047		400,000	400,863
Government of Romania Senior Notes 6.13% due 01/22/2044		882,000	994,455
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		200,000	173,660
Government of Ukraine Senior Notes 7.75% due 09/01/2027		100,000	92,880
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		652,000	620,235
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		520,000	500,916
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		200,000	203,000
Lebanese Republic Senior Notes 6.38% due 03/09/2020		40,000	37,764
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		100,000	101,851
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	355,655
Republic of Argentina Senior Notes 6.88% due 04/22/2021		150,000	143,250
Republic of Argentina Senior Notes 6.88% due 01/26/2027		50,000	42,500
Republic of Argentina Senior Notes 8.28% due 12/31/2033		280,408	253,068
Republic of Chile Senior Notes 3.24% due 02/06/2028		270,000	258,660
Republic of Chile Senior Notes 3.25% due 09/14/2021		100,000	100,072
Republic of Colombia Senior Notes 8.13% due 05/21/2024		300,000	360,000

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Croatia Senior Notes 6.38% due 03/24/2021	$200,000	$212,000
Republic of Ecuador Senior Notes 9.63% due 06/02/2027	250,000	247,175
Republic of Ghana Senior Notes 8.63% due 06/16/2049*	410,000	410,000
Republic of Honduras Senior Notes 6.25% due 01/19/2027	150,000	153,952
Republic of Hungary Senior Notes 5.38% due 02/21/2023	250,000	264,876
Republic of Indonesia Senior Notes 2.95% due 01/11/2023	200,000	191,030
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(6)	138,750	131,180
Republic of Panama Senior Notes 4.30% due 04/29/2053	557,000	536,112
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	198,302
Republic of Peru Senior Notes 8.75% due 11/21/2033	100,000	147,750
Republic of Poland Senior Notes 5.13% due 04/21/2021	100,000	104,556
Republic of Senegal Senior Notes 6.75% due 03/13/2048*	200,000	178,808
Republic of Serbia Senior Bonds 4.88% due 02/25/2020	200,000	202,554
Republic of South Africa Senior Notes 5.65% due 09/27/2047	200,000	182,412
Republic of South Africa Senior Notes 5.88% due 09/16/2025	200,000	203,220
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	250,000	245,411
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	170,000	172,853
Republic of Turkey Senior Notes 7.00% due 06/05/2020	150,000	151,448
Republic of Turkey Senior Bonds 11.88% due 01/15/2030	200,000	260,720
Security Description	Shares/ Principal Amount(7)	Value (Note 2)
Sovereign (continued)
Russian Federation Senior Notes 4.75% due 05/27/2026	$200,000	$199,715
State of Qatar Senior Notes 4.50% due 01/20/2022	200,000	206,040
State of Qatar Senior Notes 5.10% due 04/23/2048*	600,000	624,000
Sultanate of Oman Senior Notes 4.75% due 06/15/2026	200,000	189,760
Sultanate of Oman Senior Notes 6.75% due 01/17/2048	200,000	194,524
United Mexican States Senior Notes 4.35% due 01/15/2047	200,000	181,302
United Mexican States Senior Bonds 4.75% due 03/08/2044	100,000	95,550
		12,855,693
Total Foreign Government Obligations (cost $13,502,023)		13,113,583
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†	1,989	2,765
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(11)(17)	162	131
Paragon Offshore Litigation Trust Class B†(11)(17)	81	3,139
		3,270
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(11)(17)	11,973	37,715
TE Holdcorp LLC, Class A†(8)(11)(17)	2,426	2,547
		40,262
Television — 0.0%
ION Media Networks, Inc.†(8)(11)(17)	22	18,484
Total Common Stocks (cost $126,741)		64,781
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,606	173,037
Telecom Services — 0.0%
Qwest Corp. 6.13%	9,010	202,995
Total Preferred Securities (cost $415,371)		376,032

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(7)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(14)		$1,200,000	$1,078,500
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(14)	EUR	200,000	259,495
Banco de Sabadell SA 6.13% due 11/23/2022(14)	EUR	400,000	458,615
Banco de Sabadell SA 6.50% due 05/18/2022(14)	EUR	400,000	468,184
Caixa Geral de Depositos SA 10.75% due 03/30/2022(11)(14)	EUR	200,000	262,397
CaixaBank SA 6.75% due 06/13/2024(14)	EUR	400,000	501,182
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(14)		147,000	155,159
Danske Bank A/S 5.88% due 04/06/2022(14)	EUR	200,000	236,274
DNB Bank ASA 6.50% due 03/26/2022(14)		200,000	204,769
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(14)		825,000	795,102
Intesa Sanpaolo SpA 7.75% due 01/11/2027(14)	EUR	200,000	249,026
Standard Chartered PLC 7.50% due 04/02/2022(14)		405,000	416,137
			5,084,840
Banks-Fiduciary — 0.0%
State Street Corp. FRS 3.33% (3 ML+1.00%) due 06/01/2077		300,000	268,500
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*		200,000	181,750
Banks-Super Regional — 0.0%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(14)		122,000	120,932
Wells Fargo Capital X 5.95% due 12/01/2086		74,000	79,180
			200,112
Diversified Banking Institutions — 0.8%
Bank of Nova Scotia 4.65% due 10/12/2022(14)		363,000	340,539
Barclays PLC 7.88% due 03/15/2022(14)		225,000	232,594
BNP Paribas SA 5.13% due 11/15/2027*(14)		285,000	255,075
BNP Paribas SA 7.63% due 03/30/2021*(14)		270,000	283,500
Credit Agricole SA 8.13% due 12/23/2025*(14)		925,000	1,017,474
Credit Suisse Group AG 6.25% due 12/18/2024*(14)		1,535,000	1,513,894
Security Description	Principal Amount(7)		Value (Note 2)
Diversified Banking Institutions (continued)
HSBC Holdings PLC 6.00% due 05/22/2027(14)		$981,000	$941,024
HSBC Holdings PLC 6.25% due 03/23/2023(14)		400,000	398,500
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(14)		293,000	276,925
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)		170,000	176,375
Societe Generale SA 7.38% due 09/13/2021*(14)		800,000	825,000
UBS Group AG 6.88% due 03/22/2021(14)		450,000	463,235
UBS Group AG 7.00% due 02/19/2025(14)		450,000	477,745
UniCredit SpA 6.63% due 06/03/2023(14)	EUR	600,000	687,923
UniCredit SpA 8.00% due 06/03/2024(14)		400,000	376,408
			8,266,211
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054		109,000	113,431
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(8)(11)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		126,000	126,884
Insurance-Life/Health — 0.1%
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*		318,000	302,504
Prudential Financial, Inc. 4.50% due 09/15/2047		77,000	71,032
Prudential Financial, Inc. 5.63% due 06/15/2043		148,000	154,290
			527,826
Insurance-Multi-line — 0.1%
Assurant, Inc. 7.00% due 03/27/2048		225,000	228,375
MetLife, Inc. 6.40% due 12/15/2066		167,000	177,020
			405,395
Pipelines — 0.1%
Energy Transfer Partners LP 6.25% due 02/15/2023(14)		149,000	143,412
EnLink Midstream Partners LP 6.00% due 12/15/2022(14)		124,000	112,104
Enterprise Products Operating LLC 5.25% due 08/16/2077		96,000	89,462

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares/ Principal Amount(7)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Pipelines (continued)
TransCanada Trust 5.30% due 03/15/2077		$99,000	$94,174
TransCanada Trust 5.63% due 05/20/2075		73,000	71,540
			510,692
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053		251,000	254,137
Total Preferred Securities/Capital Securities (cost $15,831,693)			15,939,784
OPTIONS — PURCHASED†(11)(20) — 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $335,094)		22,290,000	336,844
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC(8)(11))(17) Expires 03/30/2023 (cost $296)		3,100	93
Total Long-Term Investment Securities (cost $1,151,732,970)			1,130,992,764
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Foreign Government Obligations — 0.1%
Government of Egypt Bills 16.77% due 03/05/2019	EGP	4,275,000	220,385
Government of Egypt Bills 17.41% due 10/16/2018	EGP	11,075,000	614,211
			834,596
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97%(18)		7,078,657	7,078,657
Total Short-Term Investment Securities (cost $7,928,283)			7,913,253
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(19)		2,270,000	2,270,000
Barclays Capital, Inc. Joint Repurchase Agreement(19)		755,000	755,000
BNP Paribas SA Joint Repurchase Agreement(19)		4,310,000	4,310,000
Deutsche Bank AG Joint Repurchase Agreement(19)		800,000	800,000
Security Description	Principal Amount(7)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(19)	$3,535,000	$3,535,000
Total Repurchase Agreements (cost $11,670,000)		11,670,000
TOTAL INVESTMENTS (cost $1,171,331,253)(21)	113.6%	1,150,576,017
Liabilities in excess of other assets	(13.6)	(138,135,899)
NET ASSETS	100.0%	$1,012,440,118

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $198,796,483 representing 19.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2018.

(7)  Denominated in United States dollars unless otherwise indicated.

(8)  Securities classified as Level 3 (see Note 2).

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  Illiquid security. At September 30, 2018, the aggregate value of these securities was $6,069,895 representing 0.6% of net assets.

(12)  Principal amount of security is adjusted for inflation.

(13)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

(14)  Perpetual maturity — maturity date reflects the next call date.

(15)    The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(17)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks:
Ascent Resources — Marcellus LLC	03/30/2018	11,973	$36,240	$37,715	$3.15	0.00%
ION Media Networks, Inc.	03/05/2014	22	0	18,484	840.18	0.00
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	131	0.81	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	3,139	38.75	0.00
TE Holdcorp. LLC, Class A	09/18/2014	2,426	89,032	2,547	1.05	0.00
Warrants:
Ascent Resources — Marcellus LLC	03/30/2018	3,100	296	93	0.03	0.00
				$62,109		0.00%

(18)  The rate shown is the 7-day yield as of September 30, 2018.

(19)  See Note 2 for details of Joint Repurchase Agreements.

(20)  Purchased Options

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at September 30, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 10 Yr. U.S. Treasury Bonds maturing on 05/31/2019	Bank of America, N.A.	May 2019	3.20%	$13,760	$213,968	$207,940	$(6,028)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.20% versus 10 Yr. U.S. Treasury Bonds maturing on 05/31/2019	Goldman Sachs International	May 2019	3.20	8,530	121,126	128,904	7,778
					$335,094	$336,844	$1,750

(21)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro Currency

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at September 30, 2018 and unless otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

COFI — 11th District Cost of Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
61	Long	Canadian 10 Year Bonds	December 2018	$6,268,416	$6,263,167	$(5,249)
41	Long	Long Gilt Future	December 2018	6,457,846	6,462,963	5,117
156	Short	U.S. Treasury 10 Year Notes	December 2018	18,726,867	18,529,875	196,992
118	Short	U.S. Treasury 10 Year Ultra Bonds	December 2018	15,072,517	14,868,000	204,517
221	Long	U.S. Treasury 5 Year Notes	December 2018	25,034,961	24,857,320	(177,641)
80	Long	U.S. Treasury Long Bonds	December 2018	11,549,943	11,240,000	(309,943)
11	Short	U.S. Treasury Ultra Bonds	December 2018	1,743,315	1,697,094	46,221
						$(39,986)

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	EUR	2,887,000	USD	3,401,573	10/31/2018	$42,031	$—
State Street Bank and Trust Co.	EUR	384,000	USD	447,966	12/19/2018	—	(800)
Net Unrealized Appreciation (Depreciation)						$42,031	$(800)

EUR — Euro Currency

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	24,026	06/20/2028	USD-LIBOR-BBA/Quarterly	2.25%/Semi-annually	$1,269,169	$476,073
USD	4,835	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(105,737)	467,328
					$1,163,432	$943,401

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at September 30, 2018(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX Investment Grade Index	(1.00)%	06/20/2023	0.55%	$4,820	$(72,422)	$(22,993)

BBA — British Bankers' Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$153,626,141	$342,939	$153,969,080
U.S. Corporate Bonds & Notes:
Airlines	—	1,147,736	12,158	1,159,894
Finance-Investment Banker/Broker	—	188,484	23	188,507
Gambling (Non-Hotel)	—	196,875	23	196,898
Other Industries	—	270,850,555	—	270,850,555
Foreign Corporate Bonds & Notes	—	59,118,636	—	59,118,636
U.S. Government Agencies	—	240,178,205	—	240,178,205
U.S. Government Treasuries	—	359,888,105	—	359,888,105
Municipal Bond & Notes	—	3,047,560	—	3,047,560
Loans:
Oil & Gas Drilling	—	—	0	0
Other Industries	—	12,564,207	—	12,564,207
Foreign Government Obligations	—	13,113,583	—	13,113,583
Common Stocks:
Oil Companies-Exploration & Production	—	—	40,262	40,262
Television	—	—	18,484	18,484
Other Industries	2,765	3,270	—	6,035
Preferred Securities	376,032	—	—	376,032
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	15,939,778	—	15,939,778

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Options — Purchased	$—	$336,844	$—	$336,844
Warrants	—	—	93	93
Short-Term Investment Securities:
Foreign Government Obligations	—	834,596	—	834,596
Registered Investment Companies	7,078,657	—	—	7,078,657
Repurchase Agreements	—	11,670,000	—	11,670,000
Total Investments at Value	$7,457,454	$1,142,704,575	$413,988	$1,150,576,017
Other Financial Instruments:†
Futures Contracts	$452,847	$—	$—	$452,847
Forward Foreign Currency Contracts	—	42,031	—	42,031
Centrally Cleared Interest Rate Swap Contracts	—	943,401	—	943,401
Total Other Financial Instruments	$452,847	$985,432	$—	$1,438,279
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$492,833	$—	$—	$492,833
Forward Foreign Currency Contracts	—	800	—	800
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	22,993	—	22,993
Total Other Financial Instruments	$492,833	$23,793	$—	$516,626

*   For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
United States Treasury Notes	38.5%
Sovereign	37.9
United States Treasury Bonds	13.3
Federal National Mtg. Assoc.	11.7
Diversified Financial Services	5.5
Repurchase Agreements	0.9
Federal Home Loan Mtg. Corp.	0.4
Airlines	0.1
Theaters	0.1
Motion Pictures & Services	0.1
Telecom Equipment-Fiber Optics	0.1
Research & Development	0.1
Insurance Brokers	0.1
108.8%
Credit Quality†#
Aaa	67.5%
Aa	18.1
A	2.3
Baa	5.8
Ba	0.1
B	0.3
Caa	0.2
Not Rated##	5.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

##  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 37.9%
Sovereign — 37.9%
Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	25,170,240	$31,348,235
Government of Australia Senior Notes 1.00% due 11/21/2018	AUD	6,244,830	4,507,495
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,484,813	2,899,653
Government of Australia Senior Notes 4.00% due 08/20/2020	AUD	19,160,960	14,761,937
Government of Canada Bonds 2.00% due 12/01/2041	CAD	12,803,629	12,696,473
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,384,981	12,447,048
Government of France Bonds 0.10% due 03/01/2025	EUR	4,969,131	6,180,344
Government of France Bonds 0.25% due 07/25/2024	EUR	14,789,031	18,728,033
Government of France Bonds 1.10% due 07/25/2022	EUR	16,291,926	20,928,384
Government of France Bonds 1.30% due 07/25/2019	EUR	11,446,337	13,660,720
Government of France Bonds 2.10% due 07/25/2023	EUR	6,757,964	9,160,975
Government of Japan Senior Bonds 0.10% due 03/10/2025	JPY	469,084,100	4,281,290
Government of Japan Senior Bonds 0.10% due 03/10/2027	JPY	2,077,515,170	19,052,727
Government of Japan Senior Notes 0.10% due 03/10/2028	JPY	360,831,600	3,315,510
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	2,477,568	1,735,987
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,253,456	9,861,343
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	17,916,936	21,848,998
Republic of Italy Senior Notes 2.60% due 09/15/2023	EUR	8,719,500	10,759,856
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	9,063,678	13,215,414
Security Description	Principal Amount(13)		Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,434,415	$8,145,539
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	8,321,049	12,753,301
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,372,174	17,375,681
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,355,109	16,965,504
Total Foreign Government Obligations (cost $296,559,296)			286,630,447
U.S. GOVERNMENT AGENCIES — 12.1%
Federal Home Loan Mtg. Corp. — 0.4%
Structured Agency Credit Risk FRS Series 2018-HQA1, Class M2 4.52% (1 ML+2.30%) due 09/25/2030(2)		3,000,000	3,037,234
Federal National Mtg. Assoc. — 11.7%
3.50% due October TBA		71,600,000	70,456,469
Fannie Mae Connecticut Avenue Securities FRS Series 2018-C03, Class 1M2 4.37% (1 ML+2.15%) due 10/25/2030(2)		3,715,000	3,762,840
Series 2018-C02, Class 2M2 4.42% (1 ML+2.20%) due 08/25/2030(2)		3,700,000	3,747,727
Series 2018-C01, Class 1M2 4.47% (1 ML+2.25%) due 07/25/2030(2)		3,500,000	3,579,780
Series 2018-C05, Class 1M2 4.57% (1 ML+2.35%) due 01/25/2031(2)		3,690,000	3,749,976
Series 2018-C04, Class 2M2 4.77% (1 ML+2.55%) due 12/25/2030(2)		3,500,000	3,580,991
			88,877,783
Total U.S. Government Agencies (cost $92,163,611)			91,915,017
U.S. GOVERNMENT TREASURIES(1) — 51.8%
United States Treasury Bonds — 13.3%
2.38% due 01/15/2025 TIPS		47,991,417	52,283,136
2.50% due 01/15/2029 TIPS		42,100,424	48,371,633
			100,654,769
United States Treasury Notes — 38.5%
0.13% due 04/15/2019 TIPS(7)		1,782,070	1,770,724

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.13% due 04/15/2021 TIPS	$76,824,107	$75,236,609
0.13% due 01/15/2022 TIPS	484,338	472,345
0.13% due 07/15/2024 TIPS	40,785,466	39,177,878
0.25% due 01/15/2025 TIPS	12,111,171	11,620,235
0.38% due 07/15/2025 TIPS	40,870,288	39,559,033
0.50% due 01/15/2028 TIPS	32,524,228	31,208,436
0.63% due 07/15/2021 TIPS	36,670,982	36,573,338
0.63% due 01/15/2024 TIPS	20,040,142	19,770,716
0.63% due 01/15/2026 TIPS	24,559,851	24,027,081
0.75% due 07/15/2028 TIPS	12,002,103	11,808,319
		291,224,714
Total U.S. Government Treasuries (cost $402,265,883)		391,879,483
ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 3.22% (3 ML+0.87%) due 04/20/2028*	3,700,000	3,674,636
Atrium XIII FRS Series 13A, Class A1 3.53% (3 ML+1.18%) due 11/21/2030*	3,700,000	3,701,913
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 4.38% due 08/25/2035(2)(3)	1,785,670	1,788,757
BlueMountain CLO, Ltd. FRS Series 2013-2A, Class A1R 3.53% (3 ML+1.18%) due 10/22/2030*	3,700,000	3,701,687
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 3.34% (3 ML+1.00%) due 01/15/2031*	2,000,000	1,988,782
CSMC Trust Series 2018-RPL8, Class A1 4.13% due 07/25/2058*	1,548,000	1,542,283
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.25% (3 ML+0.90%) due 04/15/2029*	3,700,000	3,672,783
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 3.31% (3 ML+0.97%) due 04/15/2031*	3,700,000	3,672,920
Security Description	Principal Amount(13)		Value (Note 2)
Diversified Financial Services (continued)
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 3.44% (3 ML+1.10%) due 01/15/2031*		$2,500,000	$2,499,677
LCM XX LP FRS Series –20A, Class AR 3.38% (3 ML+1.04%) due 10/20/2027*		1,625,000	1,625,000
Magnetite VII, Ltd. FRS Series 2012-7A, Class A1R2 3.14% (3 ML+0.80%) due 01/15/2028*		2,000,000	1,984,228
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 3.14% (3 ML+0.80%) due 07/15/2027*		2,500,000	2,495,660
Sounds Point CLO IV-R, Ltd. FRS Series 2013-3RA, Class A 3.65% (3 ML+1.15%) due 04/18/2031*		3,700,000	3,694,128
Venture CLO, Ltd. FRS Series 2018-34A, Class A 3.55% (3 ML+1.23%) due 10/15/2031*		3,040,000	3,040,000
Venture CLO, Ltd. FRS Series 2017-29A, Class A 3.59% (3 ML+1.28%) due 09/07/2030*		1,110,000	1,112,155
VOLT LLC VRS Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(3)		1,270,000	1,269,495
Total Asset Backed Securities (cost $41,549,412)			41,464,104
LOANS(4)(5)(6) — 0.6%
Airlines — 0.1%
American Airlines, Inc. FRS BTL coupon TBD due 10/10/2021		900,000	899,578
Chemicals-Specialty — 0.0%
Starfruit Finco BV FRS BTL-B coupon TBD due 09/20/2025	EUR	100,000	117,092
Starfruit Finco BV FRS coupon TBD due 09/20/2025	EUR	130,000	130,522
			247,614
Food-Catering — 0.0%
8th Avenue Food & Provisions, Inc. FRS 1st Lien coupon TBD due 09/20/2025		150,000	151,188

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Security Description	Shares/ Principal Amount(13)		Value (Note 2)
LOANS(4)(5)(6) (continued)
Insurance Brokers — 0.1%
Financial & Risk Holdings, Inc. FRS BTL 6.00% (1ML+3.75%) due 09/17/2025		$315,000	$314,269
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL-B coupon TBD due 08/04/2024		145,000	145,816
Motion Pictures & Services — 0.1%
Delta 2 Lux SARL FRS BTL-B 4.74% (1 ML+2.50) due 02/01/2024	EUR	750,000	743,437
Pipelines — 0.0%
Traverse Midstream Partners LLC FRS BTL-B 6.60% (3 ML+4.00) due 09/27/2024		100,000	100,536
Research & Development — 0.1%
PAREXEL International Corp. FRS BTL-B 4.99% (1 ML+2.75) due 09/27/2024		500,000	496,719
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. FRS BTL-B coupon TBD due 09/20/2025		680,000	682,125
Theaters — 0.1%
Cineworld, Ltd. FRS BTL-B 4.74% (1 ML+2.50) due 02/28/2025		750,000	748,645
Web Hosting/Design — 0.0%
WEB.COM Group, Inc. FRS BTL-B coupon TBD due 09/14/2025		295,000	296,726
Total Loans (cost $4,821,835)			4,826,653
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.		56	1,167
Television — 0.0%
ION Media Networks, Inc.†(8)(9)(10)		233	195,762
Total Common Stocks (cost $2)			196,929
Total Long-Term Investment Securities (cost $837,360,039)			816,912,633
Security Description	Principal Amount(13)	Value (Note 2)
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(11)	$1,255,000	$1,255,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	415,000	415,000
BNP Paribas SA Joint Repurchase Agreement(11)	2,385,000	2,385,000
Deutsche Bank AG Joint Repurchase Agreement(11)	440,000	440,000
RBS Securities, Inc. Joint Repurchase Agreement(11)	1,950,000	1,950,000
Total Repurchase Agreements (cost $6,445,000)		6,445,000
TOTAL INVESTMENTS (cost $843,805,039)(12)	108.8%	823,357,633
Liabilities in excess of other assets	(8.8)	(66,308,410)
NET ASSETS	100.0%	$757,049,223

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $71,385,688 representing 9.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Collateralized Mortgage Obligation

(3)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(5)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

(7)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(8)  Illiquid security. At September 30, 2018, the aggregate value of this security was $195,762 representing 0.0% of net assets.

(9)  Securities classified as Level 3 (see Note 2).

(I0)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$195,762	$840.18	0.03%

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  See Note 4 for cost of investments on a tax basis.

(13)  Denominated in United States dollars unless otherwise indicated

AUD — Australian Dollar

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at September 30, 2018 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
90	Long	Canadian 10 Year Bonds	December 2018	$9,248,366	$9,240,739	$(7,627)
59	Long	Long Gilt Future	December 2018	9,291,575	9,300,361	8,786
87	Short	U.S. Treasury 10 Year Notes	December 2018	10,443,654	10,333,969	109,685
131	Short	U.S. Treasury 10 Year Ultra Notes	December 2018	16,699,276	16,506,000	193,276
85	Short	U.S. Treasury Ultra Bonds	December 2018	13,553,736	13,113,906	439,830
						$743,950

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Wellington Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA	EUR	123,172,519	USD	145,126,542	10/31/2018	$1,793,229	$—
Morgan Stanley and Co., International PLC	GBP	52,750,000	USD	69,468,585	10/31/2018	625,912	—
	JPY	3,068,383,000	USD	27,317,009	10/31/2018	254,779	—
						880,691	—
State Street Bank and Trust Co.	AUD	30,870,000	USD	22,395,876	10/31/2018	77,450	—
	CAD	32,923,000	USD	25,446,215	10/31/2018	—	(59,716)
	NZD	2,607,000	USD	1,734,580	10/31/2018	6,237	—
						83,687	(59,716)
Net Unrealized Appreciation (Depreciation)						$2,757,607	$(59,716)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$286,630,447		$—	$286,630,447
U.S. Government Agencies	—	91,915,017		—	91,915,017
U.S. Government Treasuries	—	391,879,483		—	391,879,483
Asset Backed Securities	—	41,464,104		—	41,464,104
Loans	—	4,826,653		—	4,826,653
Common Stocks:
Printing-Commercial	1,167	—		—	1,167
Television	—	—		195,762	195,762
Repurchase Agreements	—	6,445,000		—	6,445,000
Total Investments at Value	$1,167	$823,160,704		$195,762	$823,357,633
Other Financial Instruments:†
Futures Contracts	$751,577	$—		$—	$751,577
Forward Foreign Currency Contracts	—	2,757,607		—	2,757,607
Total Other Financial Instruments	$751,577	$2,757,607	$		$3,509,184
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,627	$—		$—	$7,627
Forward Foreign Currency Contracts	—	59,716		—	59,716
Total Other Financial Instruments	$7,627	$59,716		$—	$67,343

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	14.0%
E-Commerce/Products	8.7
Applications Software	7.5
E-Commerce/Services	7.2
Repurchase Agreements	4.2
Finance-Credit Card	3.9
Internet Content-Entertainment	3.9
Electronic Components-Semiconductors	3.8
Computer Software	3.6
Commercial Services-Finance	3.4
Entertainment Software	3.4
Electronic Forms	3.2
Medical-Drugs	3.1
Industrial Automated/Robotic	2.8
Aerospace/Defense	2.7
Schools	2.6
Medical Instruments	2.5
Decision Support Software	2.4
Athletic Footwear	2.4
Medical-HMO	2.4
Finance-Investment Banker/Broker	2.3
Diagnostic Kits	2.2
Banks-Commercial	2.1
Retail-Discount	2.1
Oil Companies-Exploration & Production	2.0
Retail-Perfume & Cosmetics	1.9
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.1%
Aerospace/Defense — 2.7%
Northrop Grumman Corp.	9,194	$2,917,900
Applications Software — 7.5%
salesforce.com, Inc.†	25,599	4,071,009
ServiceNow, Inc.†	21,340	4,174,744
		8,245,753
Athletic Footwear — 2.4%
NIKE, Inc., Class B	30,712	2,601,921
Banks-Commercial — 2.1%
First Republic Bank	24,458	2,347,968
Commercial Services-Finance — 3.4%
PayPal Holdings, Inc.†	43,116	3,787,309
Computer Software — 3.6%
Splunk, Inc.†	32,362	3,912,889
Decision Support Software — 2.4%
MSCI, Inc.	14,676	2,603,669
Diagnostic Kits — 2.2%
IDEXX Laboratories, Inc.†	9,481	2,367,027
E-Commerce/Products — 8.7%
Alibaba Group Holding, Ltd. ADR†	26,325	4,337,307
Amazon.com, Inc.†	2,615	5,237,845
		9,575,152
E-Commerce/Services — 7.2%
Booking Holdings, Inc.†	1,803	3,577,152
Ctrip.com International, Ltd. ADR†	68,784	2,556,701
MercadoLibre, Inc.	5,312	1,808,577
		7,942,430
Electronic Components-Semiconductors — 3.8%
NVIDIA Corp.	14,667	4,121,720
Electronic Forms — 3.2%
Adobe Systems, Inc.†	13,029	3,517,179
Entertainment Software — 3.4%
Activision Blizzard, Inc.	45,338	3,771,668
Finance-Credit Card — 3.9%
Visa, Inc., Class A	28,580	4,289,572
Finance-Investment Banker/Broker — 2.3%
Charles Schwab Corp.	50,693	2,491,561
Industrial Automated/Robotic — 2.8%
Cognex Corp.	55,606	3,103,927
Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	25,785	4,240,601
Medical Instruments — 2.5%
Edwards Lifesciences Corp.†	15,680	2,729,888
Medical-Biomedical/Gene — 14.0%
Alexion Pharmaceuticals, Inc.†	25,579	3,555,737
Celgene Corp.†	34,430	3,081,140
Exact Sciences Corp.†	18,410	1,452,917
Illumina, Inc.†	9,547	3,504,322
Vertex Pharmaceuticals, Inc.†	19,581	3,774,042
		15,368,158
Security Description	Shares/ Principal Amount	Value (Note 2)
Medical-Drugs — 3.1%
Bristol-Myers Squibb Co.	55,110	$3,421,229
Medical-HMO — 2.4%
UnitedHealth Group, Inc.	9,768	2,598,679
Oil Companies-Exploration & Production — 2.0%
Pioneer Natural Resources Co.	12,455	2,169,536
Retail-Discount — 2.1%
Costco Wholesale Corp.	9,974	2,342,693
Retail-Perfume & Cosmetics — 1.9%
Ulta Beauty, Inc.†	7,557	2,131,981
Schools — 2.6%
New Oriental Education & Technology Group, Inc. ADR†	38,278	2,832,955
Total Long-Term Investment Securities (cost $71,007,033)		105,433,365
REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42% dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $4,567,160 and collateralized by $4,690,000 of United States Treasury Bonds, bearing interest at 3.13% due 02/15/2043 and having an approximate value of $4,660,270. (cost $4,567,000)	$4,567,000	4,567,000
TOTAL INVESTMENTS (cost $75,574,033)(1)	100.3%	110,000,365
Liabilities in excess of other assets	(0.3)	(337,205)
NET ASSETS	100.0%	$109,663,160

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$105,433,365	$—	$—	$105,433,365
Repurchase Agreements	—	4,567,000	—	4,567,000
Total Investments at Value	$105,433,365	$4,567,000	$—	$110,000,365

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Diversified Banking Institutions	13.8%
Electric-Integrated	5.2
Transport-Rail	5.0
Tobacco	4.5
Telephone-Integrated	4.2
Chemicals-Diversified	4.2
Medical-HMO	3.8
Oil-Field Services	3.8
Oil Refining & Marketing	3.7
Oil Companies-Exploration & Production	3.6
Food-Meat Products	3.4
Medical-Drugs	3.4
Instruments-Controls	3.3
Electronic Components-Misc.	3.2
Banks-Super Regional	3.0
Medical Products	2.9
Retail-Building Products	2.9
Insurance-Multi-line	2.8
Retail-Catalog Shopping	2.8
Semiconductor Equipment	2.7
Aerospace/Defense-Equipment	2.7
Computer Services	2.5
Insurance-Life/Health	2.5
Pharmacy Services	2.4
Oil Companies-Integrated	2.2
Semiconductor Components-Integrated Circuits	2.2
Pipelines	1.9
Repurchase Agreements	1.7
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Aerospace/Defense-Equipment — 2.7%
United Technologies Corp.	63,000	$8,808,030
Banks-Super Regional — 3.0%
Wells Fargo & Co.	185,000	9,723,600
Chemicals-Diversified — 4.2%
FMC Corp.	157,000	13,687,260
Computer Services — 2.5%
Teradata Corp.†	222,000	8,371,620
Diversified Banking Institutions — 13.8%
Bank of America Corp.	400,000	11,784,000
Citigroup, Inc.	160,000	11,478,400
JPMorgan Chase & Co.	117,000	13,202,280
Morgan Stanley	190,000	8,848,300
		45,312,980
Electric-Integrated — 5.2%
AES Corp.	670,000	9,380,000
NextEra Energy, Inc.	45,500	7,625,800
		17,005,800
Electronic Components-Misc. — 3.2%
Corning, Inc.	301,200	10,632,360
Food-Meat Products — 3.4%
Tyson Foods, Inc., Class A	189,769	11,296,949
Instruments-Controls — 3.3%
Honeywell International, Inc.	65,000	10,816,000
Insurance-Life/Health — 2.5%
Unum Group	206,000	8,048,420
Insurance-Multi-line — 2.8%
MetLife, Inc.	200,000	9,344,000
Medical Products — 2.9%
Baxter International, Inc.	124,000	9,559,160
Medical-Drugs — 3.4%
Bristol-Myers Squibb Co.	179,000	11,112,320
Medical-HMO — 3.8%
Humana, Inc.	37,000	12,525,240
Oil Companies-Exploration & Production — 3.6%
Anadarko Petroleum Corp.	175,000	11,796,750
Oil Companies-Integrated — 2.2%
Chevron Corp.	59,204	7,239,465
Oil Refining & Marketing — 3.7%
Marathon Petroleum Corp.	90,000	7,197,300
Valero Energy Corp.	43,800	4,982,250
		12,179,550
Oil-Field Services — 3.8%
Halliburton Co.	163,500	6,626,655
TechnipFMC PLC	185,000	5,781,250
		12,407,905
Pharmacy Services — 2.4%
Express Scripts Holding Co.†	84,000	7,980,840
Pipelines — 1.9%
Williams Cos., Inc.	231,500	6,294,485
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Building Products — 2.9%
Lowe's Cos., Inc.	82,800	$9,507,096
Retail-Catalog Shopping — 2.8%
Qurate Retail Group, Inc.†	411,100	9,130,531
Semiconductor Components-Integrated Circuits — 2.2%
QUALCOMM, Inc.	99,384	7,158,629
Semiconductor Equipment — 2.7%
Applied Materials, Inc.	228,850	8,845,052
Telephone-Integrated — 4.2%
Verizon Communications, Inc.	257,000	13,721,230
Tobacco — 4.5%
Altria Group, Inc.	108,312	6,532,297
Philip Morris International, Inc.	100,000	8,154,000
		14,686,297
Transport-Rail — 5.0%
CSX Corp.	160,000	11,848,000
Union Pacific Corp.	27,100	4,412,693
		16,260,693
Total Long-Term Investment Securities (cost $238,927,307)		323,452,262
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42% dated 09/28/2018, to be repurchased 10/01/2018 in the amount of $5,608,196 and collateralized by $5,760,000 of United States Treasury Bonds, bearing interest at 3.13% due 08/15/2044 and having an approximate value of $5,720,786. (cost $5,608,000)	$5,608,000	5,608,000
TOTAL INVESTMENTS (cost $244,535,307)(1)	100.3%	329,060,262
Liabilities in excess of other assets	(0.3)	(888,368)
NET ASSETS	100.0%	$328,171,894

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$323,452,262	$—	$—	$323,452,262
Repurchase Agreements	—	5,608,000	—	5,608,000
Total Investments at Value	$323,452,262	$5,608,000	$—	$329,060,262

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	60.9%
Domestic Fixed Income Investment Companies	20.3
International Equity Investment Companies	18.8
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 60.9%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	809,316	$14,171,122
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	892,500	15,841,877
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	92,609	1,965,154
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	136,442	2,416,384
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	141,127	2,221,338
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	88,961	4,620,656
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	34,650	851,359
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	106,407	1,173,672
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	192,290	7,318,569
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	107,915	2,279,175
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1†	137,693	2,347,673
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	422,539	10,407,127
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	138,221	2,217,069
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	126,571	3,004,787
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	407,185	6,136,283
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	193,882	2,324,640
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	225,363	5,460,547
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	364,731	4,595,613
Total Domestic Equity Investment Companies (cost $79,783,954)		89,353,045
Domestic Fixed Income Investment Companies — 20.3%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	152,849	2,265,223
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	499,757	5,747,210
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	386,519	3,741,503
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	65,513	698,367
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	155,268	2,066,614
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	602,405	$6,066,220
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	572,881	5,648,604
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	312,253	2,750,952
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	152,931	894,648
Total Domestic Fixed Income Investment Companies (cost $30,251,431)		29,879,341
International Equity Investment Companies — 18.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,358,912	13,140,676
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	116,796	1,632,805
SunAmerica Series Trust SA International Index Portfolio, Class 1	316,494	3,598,538
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	310,667	2,553,687
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	406,057	4,373,233
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	215,710	2,301,622
Total International Equity Investment Companies (cost $26,549,238)		27,600,561
TOTAL INVESTMENTS (cost $136,584,623)(2)	100.0%	146,832,947
Liabilities in excess of other assets	(0.0)	(67,563)
NET ASSETS	100.0%	$146,765,384

#  The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$146,832,947	$—	$—	$146,832,947

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.5%
Domestic Fixed Income Investment Companies	34.9
International Equity Investment Companies	14.6
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.5%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	2,235,702	$39,147,148
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2,449,220	43,473,654
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	230,368	4,888,400
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	388,009	6,871,647
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	376,593	5,927,569
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	260,607	13,535,908
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	121,059	2,974,426
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	302,269	3,334,022
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	536,591	20,422,663
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	274,797	5,803,721
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1†	397,479	6,777,015
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,254,681	30,902,799
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	396,564	6,360,883
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	374,854	8,899,040
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,255,145	18,915,035
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	254,804	3,055,105
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	625,958	15,166,973
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,027,394	12,945,167
Total Domestic Equity Investment Companies (cost $215,513,517)		249,401,175
Domestic Fixed Income Investment Companies — 34.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	863,589	12,798,382
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	5,261,046	60,502,027
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	2,195,931	21,256,613
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	452,334	$4,821,877
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	941,307	12,528,796
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,827,450	18,402,421
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,770,470	17,456,832
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,208,985	19,461,158
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	843,381	4,933,778
Total Domestic Fixed Income Investment Companies (cost $174,734,865)		172,161,884
International Equity Investment Companies — 14.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	3,479,775	33,649,424
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	292,736	4,092,446
SunAmerica Series Trust SA International Index Portfolio, Class 1	888,223	10,099,097
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	767,994	6,312,913
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,132,880	12,201,113
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	530,779	5,663,418
Total International Equity Investment Companies (cost $67,104,164)		72,018,411
TOTAL INVESTMENTS (cost $457,352,546)(2)	100.0%	493,581,470
Liabilities in excess of other assets	(0.0)	(194,064)
NET ASSETS	100.0%	$493,387,406

#  The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$493,581,470	$—	$—	$493,581,470

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	44.8%
Domestic Equity Investment Companies	44.5
International Equity Investment Companies	10.7
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 44.5%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,315,391	$23,032,494
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,362,099	24,177,257
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	128,685	2,730,687
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	221,484	3,922,490
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	207,085	3,259,521
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	141,889	7,369,736
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	49,796	1,223,484
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	155,229	1,712,177
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	290,758	11,066,263
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	155,320	3,280,353
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1†	197,948	3,375,004
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	663,439	16,340,512
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	197,613	3,169,713
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	195,974	4,652,421
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	660,930	9,960,216
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	115,021	1,379,106
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	361,520	8,759,633
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	638,827	8,049,220
Total Domestic Equity Investment Companies (cost $119,187,730)		137,460,287
Domestic Fixed Income Investment Companies — 44.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	674,930	10,002,464
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,190,802	48,194,227
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,719,356	16,643,365
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	281,789	3,003,871
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	764,373	$10,173,804
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,589,149	16,002,725
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,550,768	15,290,572
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,727,082	15,215,590
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	680,919	3,983,378
Total Domestic Fixed Income Investment Companies (cost $140,833,506)		138,509,996
International Equity Investment Companies — 10.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,805,179	17,456,080
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	145,984	2,040,855
SunAmerica Series Trust SA International Index Portfolio, Class 1	134,176	1,525,585
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	407,295	3,347,966
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	548,773	5,910,283
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	266,466	2,843,190
Total International Equity Investment Companies (cost $30,916,971)		33,123,959
TOTAL INVESTMENTS (cost $290,938,207)(2)	100.0%	309,094,242
Liabilities in excess of other assets	(0.0)	(126,653)
NET ASSETS	100.0%	$308,967,589

#  The Seasons Series Trust Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$309,094,242	$—	$—	$309,094,242

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2018 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	59.5%
Domestic Equity Investment Companies	32.3
International Equity Investment Companies	8.2
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 32.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	672,834	$11,781,324
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	720,286	12,785,073
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	68,510	1,453,775
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	111,841	1,980,701
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	112,979	1,778,289
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	75,154	3,903,517
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1†	22,776	559,611
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	88,361	974,617
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	157,747	6,003,832
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	85,679	1,809,546
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1†	110,647	1,886,534
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	322,529	7,943,881
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1†	110,539	1,773,044
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	109,666	2,603,483
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	329,312	4,962,730
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	58,892	706,114
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	195,765	4,743,378
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	358,485	4,516,910
Total Domestic Equity Investment Companies (cost $62,966,385)		72,166,359
Domestic Fixed Income Investment Companies — 59.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	648,048	9,604,070
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	4,384,292	50,419,359
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,710,786	16,560,412
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	300,085	3,198,904
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	735,439	9,788,696
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,314,829	$13,240,325
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,231,638	12,143,954
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,667,430	14,690,054
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	612,562	3,583,487
Total Domestic Fixed Income Investment Companies (cost $135,522,834)		133,229,261
International Equity Investment Companies — 8.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	956,639	9,250,697
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	74,191	1,037,195
SunAmerica Series Trust SA International Index Portfolio, Class 1	141,671	1,610,803
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	176,068	1,447,277
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	314,397	3,386,058
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	156,970	1,674,875
Total International Equity Investment Companies (cost $17,154,353)		18,406,905
TOTAL INVESTMENTS (cost $215,643,572)(2)	100.0%	223,802,525
Liabilities in excess of other assets	(0.0)	(96,013)
NET ASSETS	100.0%	$223,706,512

#  The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2018 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$223,802,525	$—	$—	$223,802,525

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2018 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$56,425,710	$96,666,300	$69,559,736	$60,040,046	$164,906,926
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	380,000	1,920,000	1,880,000	1,320,000	3,023,000
Cash	593,695	1,064,655	37,179	54,990	—
Foreign cash*	93	205	228	252	85,063
Cash collateral for futures contracts	—	59,958	—	—	—
Due from broker	15,051	—	—	—	1,484
Receivable for:
Fund shares sold	2,070	148	72,917	4,544	36,140
Dividends and interest	120,203	254,788	261,863	266,592	458,446
Investments sold	535,805	667,550	328,863	157,270	1,132,417
Investments sold on an extended settlement basis	261,891	1,452,758	2,440,086	370,898	26,047
Receipts on swap contracts	93	243	282	208	14,794
Prepaid expenses and other assets	5,639	5,686	5,601	5,585	5,788
Due from investment adviser for expense reimbursements/fee waivers	1,763	2,176	1,479	793	13,606
Variation margin on futures contracts	1,494	2,169	2,333	2,216	36,758
Unrealized appreciation on forward foreign currency contracts	8,209	27,554	31,164	31,055	10,859
Swap premiums paid	—	—	—	2,157	—
Unrealized appreciation on swap contracts	18,814	49,532	58,183	64,918	47,484
Total assets	58,370,530	102,173,722	74,679,914	62,321,524	169,798,812
LIABILITIES:
Payable for:
Fund shares redeemed	52,078	366,520	18,369	11,656	493,182
Investments purchased	652,390	1,117,015	624,664	305,306	64,258
Investments purchased on an extended settlement basis	4,013,982	12,378,919	13,538,611	13,257,439	3,090,973
Payments on swap contracts	1,003	2,623	3,048	2,276	5,499
Investment advisory and management fees	39,222	61,649	39,926	30,528	115,654
Service fees — Class 2	2,414	5,268	4,041	3,249	6,840
Service fees — Class 3	4,906	7,375	3,814	3,394	19,345
Transfer agent fees and expenses	95	95	95	119	475
Trustees' fees and expenses	370	614	423	344	981
Other accrued expenses	79,226	87,598	79,500	77,397	100,219
Accrued foreign tax on capital gains	—	—	—	—	1,475
Variation margin on futures contracts	1,317	4,449	3,952	4,327	4,914
Due to custodian	—	—	—	—	33,722
Due to broker	—	39,399	46,459	66,741	17,742
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	59,478
Swap premiums received	2,843	7,435	8,638	—	—
Unrealized depreciation on swap contracts	—	—	—	—	40,328
Total liabilities	4,849,846	14,078,959	14,371,540	13,762,776	4,055,085
NET ASSETS	$53,520,684	$88,094,763	$60,308,374	$48,558,748	$165,743,727
* Cost
Investments (unaffiliated)	$46,600,686	$84,341,569	$65,149,479	$58,616,099	$151,613,531
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$94	$232	$259	$257	$84,131

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2018 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$35,841,774	$65,040,634	$50,575,405	$44,065,470	$134,438,377
Accumulated undistributed net investment income (loss)	474,099	1,305,337	1,491,157	1,426,714	3,930,046
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	7,353,245	9,358,746	3,733,843	1,516,349	14,181,771
Unrealized appreciation (depreciation) on investments	9,825,024	12,324,731	4,410,257	1,423,947	13,293,395
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	18,712	38,783	67,733	96,388	(50,049)
Unrealized foreign exchange gain (loss) on other assets and liabilities	7,830	26,532	29,979	29,880	(48,338)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(1,475)
NET ASSETS	$53,520,684	$88,094,763	$60,308,374	$48,558,748	$165,743,727
Class 1 (unlimited shares authorized):
Net assets	$10,163,058	$9,668,775	$8,678,236	$5,426,616	$15,887,588
Shares of beneficial interest issued and outstanding	546,783	699,297	743,348	480,599	1,233,947
Net asset value, offering and redemption price per share	$18.59	$13.83	$11.67	$11.29	$12.88
Class 2 (unlimited shares authorized):
Net assets	$19,537,506	$42,793,804	$32,879,145	$26,653,907	$55,180,959
Shares of beneficial interest issued and outstanding	1,052,746	3,102,103	2,822,284	2,365,604	4,288,793
Net asset value, offering and redemption price per share	$18.56	$13.80	$11.65	$11.27	$12.87
Class 3 (unlimited shares authorized):
Net assets	$23,820,120	$35,632,184	$18,750,993	$16,478,225	$94,675,180
Shares of beneficial interest issued and outstanding	1,286,897	2,587,609	1,609,723	1,463,398	7,381,524
Net asset value, offering and redemption price per share	$18.51	$13.77	$11.65	$11.26	$12.83

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2018 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$427,008,212	$543,665,732	$773,584,030	$231,058,772	$254,299,937
Investments at value (affiliated)*	—	—	1,130,498	—	—
Repurchase agreements (cost approximates value)	—	826,000	9,936,000	4,314,000	489,000
Cash	—	83,133	7,095,594	4,031	2,851
Foreign cash*	—	—	2	—	4,144
Cash collateral for futures contracts	—	—	—	—	18
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	28,740	98,749	138,756	6,104	175,100
Dividends and interest	154,689	325,083	1,290,200	75,192	384,789
Investments sold	1,030,334	6,353,715	1,962,503	239,790	99,360
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,861	6,013	6,291	5,692	5,753
Due from investment adviser for expense reimbursements/fee waivers	—	26,045	—	—	—
Variation margin on futures contracts	—	1,100	—	1,300	2,600
Unrealized appreciation on forward foreign currency contracts	—	—	223,433	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	428,227,836	551,385,570	795,367,307	235,704,881	255,463,552
LIABILITIES:
Payable for:
Fund shares redeemed	956,516	1,383,778	1,761,568	549,353	512,088
Investments purchased	504,076	5,051,929	859,631	779,027	120,830
Investments purchased on an extended settlement basis	—	—	—	—	605,304
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	290,602	342,592	489,514	164,614	178,536
Service fees — Class 2	5,468	4,453	3,331	3,045	3,066
Service fees — Class 3	7,516	3,943	2,923	3,206	3,261
Transfer agent fees and expenses	451	285	261	356	356
Trustees' fees and expenses	2,961	3,603	6,329	1,561	1,815
Other accrued expenses	88,807	90,397	140,604	58,238	63,960
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	1,100	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	26	28	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,755	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,856,397	6,881,006	3,267,044	1,559,400	1,489,216
NET ASSETS	$426,371,439	$544,504,564	$792,100,263	$234,145,481	$253,974,336
* Cost
Investments (unaffiliated)	$300,842,508	$389,322,978	$678,811,819	$169,756,033	$221,858,600
Investments (affiliated)	$—	$—	$1,180,116	$—	$—
Foreign cash	$—	$—	$2	$—	$4,142

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2018 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$182,338,594	$273,702,431	$569,479,868	$133,041,483	$195,182,990
Accumulated undistributed net investment income (loss)	(174,235)	3,846,948	22,357,214	28,650	3,627,597
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	118,041,383	112,601,660	105,326,694	39,776,310	22,729,486
Unrealized appreciation (depreciation) on investments	126,165,704	154,342,754	94,722,593	61,302,739	32,441,337
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	10,780	(7,120)	(3,654)	(7,308)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(7)	(9)	221,014	(47)	234
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$426,371,439	$544,504,564	$792,100,263	$234,145,481	$253,974,336
Class 1 (unlimited shares authorized):
Net assets	$346,319,266	$489,527,007	$751,044,632	$194,276,790	$213,333,312
Shares of beneficial interest issued and outstanding	11,428,493	27,950,077	42,311,224	9,154,770	12,042,776
Net asset value, offering and redemption price per share	$30.30	$17.51	$17.75	$21.22	$17.71
Class 2 (unlimited shares authorized):
Net assets	$43,906,141	$35,722,330	$26,832,864	$24,276,605	$24,747,400
Shares of beneficial interest issued and outstanding	1,490,366	2,082,737	1,514,623	1,196,585	1,402,376
Net asset value, offering and redemption price per share	$29.46	$17.15	$17.72	$20.29	$17.65
Class 3 (unlimited shares authorized):
Net assets	$36,146,032	$19,255,227	$14,222,767	$15,592,086	$15,893,624
Shares of beneficial interest issued and outstanding	1,248,620	1,134,459	803,472	788,786	903,006
Net asset value, offering and redemption price per share	$28.95	$16.97	$17.70	$19.77	$17.60

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2018 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$298,962,012	$471,316,152	$1,138,906,017	$816,912,633	$105,433,365
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	696,000	717,000	11,670,000	6,445,000	4,567,000
Cash	4,294,020	—	70,543	—	976
Foreign cash*	—	653,602	44,593	172	—
Cash collateral for futures contracts	245,028	—	88	789	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	114,709	347,119	171,892	10,699,150	—
Dividends and interest	202,924	2,432,368	6,895,331	1,861,131	26,015
Investments sold	589,769	1,105,464	5,993,956	—	—
Investments sold on an extended settlement basis	—	41,422	970,646	—	—
Receipts on swap contracts	—	—	20,458	—	—
Prepaid expenses and other assets	6,709	6,270	8,267	6,020	2,722
Due from investment adviser for expense reimbursements/fee waivers	—	15,520	—	30,632	28,467
Variation margin on futures contracts	13,545	—	24,418	41,523	—
Unrealized appreciation on forward foreign currency contracts	—	—	42,031	2,757,607	—
Swap premiums paid	—	—	1,269,169	—	—
Unrealized appreciation on swap contracts	—	—	943,401	—	—
Total assets	305,124,716	476,634,917	1,167,030,810	838,754,657	110,058,545
LIABILITIES:
Payable for:
Fund shares redeemed	626,542	1,051,148	2,259,272	796,190	258,101
Investments purchased	706,185	75,637	6,419,203	42	—
Investments purchased on an extended settlement basis	—	41,071	142,837,997	80,219,804	—
Payments on swap contracts	—	—	190,435	—	—
Investment advisory and management fees	214,413	359,484	524,586	357,501	91,830
Service fees — Class 2	2,270	2,471	2,672	—	3,717
Service fees — Class 3	2,595	3,180	2,814	81,276	4,483
Transfer agent fees and expenses	261	332	309	396	261
Trustees' fees and expenses	2,037	4,342	7,424	5,184	933
Other accrued expenses	65,921	142,490	270,083	145,865	36,060
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	19,470	25,598	14,721	—
Due to custodian	—	7,021	—	23,608	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	9	1,848,347	1,131	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	800	59,716	—
Swap premiums received	—	—	178,159	—	—
Unrealized depreciation on swap contracts	—	—	22,993	—	—
Total liabilities	1,620,224	1,706,655	154,590,692	81,705,434	395,385
NET ASSETS	$303,504,492	$474,928,262	$1,012,440,118	$757,049,223	$109,663,160
* Cost
Investments (unaffiliated)	$228,864,607	$420,299,973	$1,159,661,253	$837,360,039	$71,007,033
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$657,350	$47,996	$1,161	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2018 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$195,987,941	$381,733,800	$997,657,972	$773,248,071	$54,972,585
Accumulated undistributed net investment income (loss)	955,055	19,113,726	40,197,857	(11,392,402)	(447,925)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	36,546,145	23,065,195	(5,562,389)	12,202,402	20,712,168
Unrealized appreciation (depreciation) on investments	70,097,405	51,016,179	(20,755,236)	(20,447,406)	34,426,332
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(82,054)	4,692	880,422	743,950	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(5,330)	21,492	2,694,608	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$303,504,492	$474,928,262	$1,012,440,118	$757,049,223	$109,663,160
Class 1 (unlimited shares authorized):
Net assets	$273,125,615	$439,054,983	$977,098,342	$352,949,785	$57,113,264
Shares of beneficial interest issued and outstanding	17,356,489	45,416,956	84,929,566	36,452,445	4,644,035
Net asset value, offering and redemption price per share	$15.74	$9.67	$11.50	$9.68	$12.30
Class 2 (unlimited shares authorized):
Net assets	$17,860,018	$20,254,437	$21,669,422	$—	$30,635,786
Shares of beneficial interest issued and outstanding	1,166,020	2,093,557	1,887,253	—	2,606,983
Net asset value, offering and redemption price per share	$15.32	$9.67	$11.48	$—	$11.75
Class 3 (unlimited shares authorized):
Net assets	$12,518,859	$15,618,842	$13,672,354	$404,099,438	$21,914,110
Shares of beneficial interest issued and outstanding	830,974	1,620,588	1,197,276	42,128,563	1,916,026
Net asset value, offering and redemption price per share	$15.07	$9.64	$11.42	$9.59	$11.44

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2018 (unaudited)

	SA Columbia Focused Value Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$323,452,262	$—	$—	$—	$—
Investments at value (affiliated)*	—	146,832,947	493,581,470	309,094,242	223,802,525
Repurchase agreements (cost approximates value)	5,608,000	—	—	—	—
Cash	485	—	—	—	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	—	729,873	277,393	102,725	152,355
Dividends and interest	296,954	—	—	—	—
Investments sold	—	—	1,856,602	177,705	—
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,825	5,541	5,542	5,541	5,541
Due from investment adviser for expense reimbursements/fee waivers	86,082	1,189	4,084	2,544	1,842
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	329,449,608	147,569,550	495,725,091	309,382,757	223,962,263
LIABILITIES:
Payable for:
Fund shares redeemed	769,692	252,783	2,127,640	276,491	43,242
Investments purchased	168,565	475,300	—	—	106,259
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	267,481	11,889	40,836	25,439	18,422
Service fees — Class 2	1,818	—	—	—	—
Service fees — Class 3	2,110	29,667	102,062	63,575	46,031
Transfer agent fees and expenses	190	166	166	142	142
Trustees' fees and expenses	2,279	795	3,531	2,194	1,599
Other accrued expenses	65,579	33,566	63,450	47,327	40,056
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,277,714	804,166	2,337,685	415,168	255,751
NET ASSETS	$328,171,894	$146,765,384	$493,387,406	$308,967,589	$223,706,512
* Cost
Investments (unaffiliated)	$238,927,307	$—	$—	$—	$—
Investments (affiliated)	$—	$136,584,623	$457,352,546	$290,938,207	$215,643,572
Foreign cash	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2018 (unaudited)

	SA Columbia Focused Value Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$211,699,416	$125,840,775	$398,054,500	$258,675,920	$195,179,559
Accumulated undistributed net investment income (loss)	7,390,710	1,501,505	7,948,131	5,016,883	3,921,090
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	24,556,813	9,174,780	51,155,851	27,118,751	16,446,910
Unrealized appreciation (depreciation) on investments	84,524,955	10,248,324	36,228,924	18,156,035	8,158,953
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$328,171,894	$146,765,384	$493,387,406	$308,967,589	$223,706,512
Class 1 (unlimited shares authorized):
Net assets	$303,262,430	$271,155	$141,224	$117,581	$112,661
Shares of beneficial interest issued and outstanding	13,883,760	17,785	11,494	9,735	10,107
Net asset value, offering and redemption price per share	$21.84	$15.25	$12.29	$12.08	$11.15
Class 2 (unlimited shares authorized):
Net assets	$14,719,261	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	675,361	—	—	—	—
Net asset value, offering and redemption price per share	$21.79	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$10,190,203	$146,494,229	$493,246,182	$308,850,008	$223,593,851
Shares of beneficial interest issued and outstanding	468,984	9,648,899	40,298,965	25,670,051	20,131,280
Net asset value, offering and redemption price per share	$21.73	$15.18	$12.24	$12.03	$11.11

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2018 (unaudited)

	SA Multi- Managed Growth Portfolio	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Income/ Equity Portfolio	SA Multi- Managed Income Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$206,801	$273,829	$96,913	$40,891	$1,555,824
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	256,551	627,708	739,664	742,117	579,227
Total investment income*	463,352	901,537	836,577	783,008	2,135,051
Expenses:
Investment advisory and management fees	238,591	375,161	244,193	187,999	678,473
Service Fees:
Class 2	14,633	32,013	24,749	20,021	41,801
Class 3	30,058	44,974	23,334	20,843	110,002
Transfer agent fees and expenses	286	286	286	358	1,448
Custodian and accounting fees	53,588	59,323	51,496	50,112	64,876
Reports to shareholders	2,976	4,883	3,323	2,621	10,127
Audit and tax fees	31,092	31,092	29,567	29,567	35,413
Legal fees	6,319	5,738	5,719	5,574	11,578
Trustees' fees and expenses	536	960	616	489	1,714
Interest expense	138	155	88	47	—
Other expenses	14,730	14,947	10,835	10,762	10,718
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	392,947	569,532	394,206	328,393	966,150
Fees waived and expenses reimbursed by investment advisor (Note 3)	(9,058)	(11,141)	(7,558)	(4,076)	(79,820)
Fees paid indirectly (Note 5)	(708)	(991)	(258)	(111)	(379)
Net expenses	383,181	557,400	386,390	324,206	885,951
Net investment income (loss)	80,171	344,137	450,187	458,802	1,249,100
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,051,398	4,094,900	1,318,652	447,426	7,775,761
Investments (affiliated)	—	—	—	—	—
Futures contracts	33,806	141,022	52,817	40,106	826,152
Forward contracts	614	6,904	24,019	7,183	(299,359)
Swap contracts	2,855	8,527	9,508	9,372	110,142
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,022)	(2,268)	(3,214)	(2,731)	(16,345)
Net realized gain (loss) on investments and foreign currencies	3,087,651	4,249,085	1,401,782	501,356	8,396,351
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	1,444,375	1,321,642	515,068	(126,899)	(580,201)
Investments (affiliated)	—	—	—	—	—
Futures contracts	9,922	(3,253)	27,514	69,845	141,751
Forward contracts	22,827	66,223	75,376	75,966	(70,931)
Swap contracts	9,828	25,350	29,442	24,582	(39,015)
Change in net realized foreign exchange gain (loss) on other assets and liabilities	(263)	(689)	(803)	(794)	(500)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	4,583
Net unrealized gain (loss) on investments and foreign currencies	1,486,689	1,409,273	646,597	42,700	(544,313)
Net realized and unrealized gain (loss) on investments and foreign currencies	4,574,340	5,658,358	2,048,379	544,056	7,852,038
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,654,511	$6,002,495	$2,498,566	$1,002,858	$9,101,138
* Net of foreign withholding taxes on interest and dividends of	$14	$20	$—	$—	$60,715
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$7,211

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2018 (unaudited)

	SA T. Rowe Price Growth Stock Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,749,623	$2,867,456	$10,612,176	$1,109,019	$2,705,601
Dividends (affiliated)	—	—	13,668	—	—
Interest (unaffiliated)	18,302	35,313	54,481	28,207	71,170
Total investment income*	1,767,925	2,902,769	10,680,325	1,137,226	2,776,771
Expenses:
Investment advisory and management fees	1,763,410	1,940,950	3,019,061	979,556	1,087,354
Service Fees:
Class 2	33,415	26,643	20,296	18,034	18,825
Class 3	46,061	23,717	18,181	19,244	20,246
Transfer agent fees and expenses	1,359	858	787	1,073	1,073
Custodian and accounting fees	36,650	36,949	69,747	25,687	29,549
Reports to shareholders	23,610	28,479	38,810	12,920	14,428
Audit and tax fees	20,021	21,533	21,164	21,583	22,023
Legal fees	4,851	16,973	17,280	3,754	9,846
Trustees' fees and expenses	5,014	6,218	10,229	2,702	2,942
Interest expense	—	528	196	287	12
Other expenses	7,767	11,681	13,528	25,893	25,787
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,942,158	2,114,529	3,229,279	1,110,733	1,232,085
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(116,462)	—	—	—
Fees paid indirectly (Note 5)	—	(1,923)	—	(192)	—
Net expenses	1,942,158	1,996,144	3,229,279	1,110,541	1,232,085
Net investment income (loss)	(174,233)	906,625	7,451,046	26,685	1,544,686
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	23,181,367	38,318,988	25,368,175	16,254,672	8,837,903
Investments (affiliated)	—	—	16,015	—	—
Futures contracts	—	112,120	20,220	17,425	34,850
Forward contracts	—	—	1,082,500	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(275)	—	(3,741)	496	(1,038)
Net realized gain (loss) on investments and foreign currencies	23,181,092	38,431,108	26,483,169	16,272,593	8,871,715
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	20,904,405	26,480,182	13,208,376	9,355,131	3,171,739
Investments (affiliated)	—	—	(39,220)	—	—
Futures contracts	—	96,400	30,400	8,789	17,579
Forward contracts	—	—	212,713	—	—
Swap contracts	—	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	2	3	(540)	(40)	(484)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	20,904,407	26,576,585	13,411,729	9,363,880	3,188,834
Net realized and unrealized gain (loss) on investments and foreign currencies	44,085,499	65,007,693	39,894,898	25,636,473	12,060,549
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,911,266	$65,914,318	$47,345,944	$25,663,158	$13,605,235
* Net of foreign withholding taxes on interest and dividends of	$8,149	$482	$160,478	$3,505	$9,477
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2018 (unaudited)

	SA Multi- Managed Small Cap Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Wellington Real Return Portfolio	SA Columbia Focused Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$1,845,408	$10,608,639	$11,367	$34	$233,897
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	22,878	5,301	17,027,893	11,215,208	1,964
Total investment income*	1,868,286	10,613,940	17,039,260	11,215,242	235,861
Expenses:
Investment advisory and management fees	1,261,610	2,511,971	3,226,272	2,219,337	635,009
Service Fees:
Class 2	13,731	15,811	17,154	—	22,147
Class 3	15,892	20,435	17,800	505,719	27,619
Transfer agent fees and expenses	787	1,001	930	1,183	691
Custodian and accounting fees	36,381	83,946	160,379	73,885	13,149
Reports to shareholders	18,829	18,316	55,165	44,096	6,821
Audit and tax fees	22,236	56,558	31,318	28,307	11,844
Legal fees	3,742	12,729	9,010	30,051	2,649
Trustees' fees and expenses	3,356	7,217	12,163	9,079	1,511
Interest expense	340	4,468	68	47	663
Other expenses	12,986	15,283	16,402	10,564	10,159
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,389,890	2,747,735	3,546,661	2,922,268	732,262
Fees waived and expenses reimbursed by investment advisor (Note 3)	(112)	(109,456)	—	(190,363)	(196,861)
Fees paid indirectly (Note 5)	(4,053)	—	—	—	(1,864)
Net expenses	1,385,725	2,638,279	3,546,661	2,731,905	533,537
Net investment income (loss)	482,561	7,975,661	13,492,599	8,483,337	(297,676)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	18,156,317	30,174,944	(3,855,257)	(963,455)	11,680,759
Investments (affiliated)	—	—	—	—	—
Futures contracts	212,167	(100,397)	326,289	541,185	—
Forward contracts		—	171,981	24,663,626	—
Swap contracts	—	—	57,483	49,610	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(117,728)	(12,373)	(3,548,412)	—
Net realized gain (loss) on investments and foreign currencies	18,368,484	29,956,819	(3,311,877)	20,742,554	11,680,759
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	9,450,068	(38,486,695)	(13,575,820)	(28,883,027)	3,284,165
Investments (affiliated)	—	—	—	—	—
Futures contracts	5,093	59,113	277,443	1,758,033	—
Forward contracts	—	—	33,047	660,191	—
Swap contracts	—	—	949,195	50,130	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	(53,032)	(13,157)	3,256	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	9,455,161	(38,480,614)	(12,329,292)	(26,411,417)	3,284,165
Net realized and unrealized gain (loss) on investments and foreign currencies	27,823,645	(8,523,795)	(15,641,169)	(5,668,863)	14,964,924
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,306,206	$(548,134)	$(2,148,570)	$2,814,474	$14,667,248
* Net of foreign withholding taxes on interest and dividends of	$1,901	$1,070,315	$(72)	$425	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2018 (unaudited)

	SA Columbia Focused Value Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$3,639,231	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	7,173	—	—	—	—
Total investment income*	3,646,404	—	—	—	—
Expenses:
Investment advisory and management fees	1,596,636	67,145	251,830	156,127	112,716
Service Fees:
Class 2	11,087	—	—	—	—
Class 3	12,983	167,608	629,389	390,172	281,651
Transfer agent fees and expenses	572	518	509	421	429
Custodian and accounting fees	22,118	7,667	7,667	7,667	7,667
Reports to shareholders	18,592	9,086	27,036	16,715	12,179
Audit and tax fees	17,588	12,087	12,087	12,087	12,087
Legal fees	11,189	3,323	5,455	4,132	3,756
Trustees' fees and expenses	3,780	1,393	5,997	3,681	2,613
Interest expense	—	—	—	—	—
Other expenses	7,908	4,208	5,090	4,407	4,248
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,702,453	273,035	945,060	595,409	437,346
Fees waived and expenses reimbursed by investment advisor (Note 3)	(514,772)	(6,714)	(25,183)	(15,613)	(11,272)
Fees paid indirectly (Note 5)	(1,115)	—	—	—	—
Net expenses	1,186,566	266,321	919,877	579,796	426,074
Net investment income (loss)	2,459,838	(266,321)	(919,877)	(579,796)	(426,074)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,329,111	—	—	—	—
Investments (affiliated)	—	1,314,434	5,769,723	2,341,603	1,236,421
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	5,329,111	1,314,434	5,769,723	2,341,603	1,236,421
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	14,864,781	—	—	—	—
Investments (affiliated)	—	5,949,126	17,051,685	10,292,824	5,426,885
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Change in net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	14,864,781	5,949,126	17,051,685	10,292,824	5,426,885
Net realized and unrealized gain (loss) on investments and foreign currencies	20,193,892	7,263,560	22,821,408	12,634,427	6,663,306
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,653,730	$6,997,239	$21,901,531	$12,054,631	$6,237,232
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Multi-Managed Growth		SA Multi-Managed Moderate Growth		SA Multi-Managed Income/Equity
	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$80,171	$133,727	$344,137	$599,022	$450,187	$784,473
Net realized gain (loss) on investments and foreign currencies	3,087,651	4,812,386	4,249,085	6,111,595	1,401,782	2,951,352
Net unrealized gain (loss) on investments and foreign currencies	1,486,689	930,509	1,409,273	1,206,342	646,597	334,424
Net increase (decrease) in net assets resulting from operations	4,654,511	5,876,622	6,002,495	7,916,959	2,498,566	4,070,249
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(47,140)	—	(90,803)	—	(139,685)
Net investment income — Class 2	—	(65,113)	—	(339,045)	—	(501,793)
Net investment income — Class 3	—	(55,234)	—	(251,891)	—	(263,436)
Net realized gain on investments — Class 1	—	(678,837)	—	(473,212)	—	(255,134)
Net realized gain on investments — Class 2	—	(1,353,925)	—	(2,105,054)	—	(1,016,154)
Net realized gain on investments — Class 3	—	(1,723,144)	—	(1,830,810)	—	(579,934)
Total distributions to shareholders	—	(3,923,393)	—	(5,090,815)	—	(2,756,136)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,116,332)	(4,599,313)	(5,853,596)	(5,230,490)	(2,827,299)	(5,244,909)
TOTAL INCREASE (DECREASE) IN NET ASSETS	538,179	(2,646,084)	148,899	(2,404,346)	(328,733)	(3,930,796)
NET ASSETS:
Beginning of period	52,982,505	55,628,589	87,945,864	90,350,210	60,637,107	64,567,903
End of period†	$53,520,684	$52,982,505	$88,094,763	$87,945,864	$60,308,374	$60,637,107
† Includes accumulated undistributed net investment income (loss)	$474,099	$393,928	$1,305,337	$961,200	$1,491,157	$1,040,970

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Income		SA Putnam Asset Allocation Diversified Growth		SA T. Rowe Price Growth Stock
	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$458,802	$812,753	$1,249,100	$1,775,201	$(174,233)	$(80,380)
Net realized gain (loss) on investments and foreign currencies	501,356	1,473,531	8,396,351	7,116,053	23,181,092	95,939,674
Net unrealized gain (loss) on investments and foreign currencies	42,700	(276,015)	(544,313)	6,152,167	20,904,407	3,383,815
Net increase (decrease) in net assets resulting from operations	1,002,858	2,010,269	9,101,138	15,043,421	43,911,266	99,243,109
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(108,409)	—	(247,682)	—	—
Net investment income — Class 2	—	(494,379)	—	(814,369)	—	—
Net investment income — Class 3	—	(288,283)	—	(967,861)	—	—
Net realized gain on investments — Class 1	—	(109,537)	—	(1,156,276)	—	(42,229,712)
Net realized gain on investments — Class 2	—	(544,692)	—	(4,211,004)	—	(5,508,566)
Net realized gain on investments — Class 3	—	(337,480)	—	(5,090,124)	—	(4,686,165)
Total distributions to shareholders	—	(1,882,780)	—	(12,487,316)	—	(52,424,443)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,949,973)	(3,484,613)	7,869,165	23,592,001	(30,004,860)	(75,721,148)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(947,115)	(3,357,124)	16,970,303	26,148,106	13,906,406	(28,902,482)
NET ASSETS:
Beginning of period	49,505,863	52,862,987	148,773,424	122,625,318	412,465,033	441,367,515
End of period†	$48,558,748	$49,505,863	$165,743,727	$148,773,424	$426,371,439	$412,465,033
† Includes accumulated undistributed net investment income (loss)	$1,426,714	$967,912	$3,930,046	$2,680,946	$(174,235)	$(2)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$906,625	$2,577,216	$7,451,046	$16,621,607	$26,685	$(144,661)
Net realized gain (loss) on investments and foreign currencies	38,431,108	75,998,601	26,483,169	85,051,729	16,272,593	24,378,292
Net unrealized gain (loss) on investments and foreign currencies	26,576,585	17,017,859	13,411,729	(40,830,939)	9,363,880	17,435,052
Net increase (decrease) in net assets resulting from operations	65,914,318	95,593,676	47,345,944	60,842,397	25,663,158	41,668,683
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,356,489)	—	(17,894,250)	—	—
Net investment income — Class 2	—	(130,076)	—	(581,718)	—	—
Net investment income — Class 3	—	(47,820)	—	(296,099)	—	—
Net realized gain on investments — Class 1	—	(27,776,840)	—	(63,574,076)	—	(15,475,813)
Net realized gain on investments — Class 2	—	(2,044,679)	—	(2,203,293)	—	(2,014,389)
Net realized gain on investments — Class 3	—	(1,103,867)	—	(1,198,254)	—	(1,395,287)
Total distributions to shareholders	—	(33,459,771)	—	(85,747,690)	—	(18,885,489)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(33,324,699)	(77,101,935)	(123,048,036)	(133,117,091)	(21,442,375)	3,278,212
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,589,619	(14,968,030)	(75,702,092)	(158,022,384)	4,220,783	26,061,406
NET ASSETS:
Beginning of period	511,914,945	526,882,975	867,802,355	1,025,824,739	229,924,698	203,863,292
End of period†	$544,504,564	$511,914,945	$792,100,263	$867,802,355	$234,145,481	$229,924,698
† Includes accumulated undistributed net investment income (loss)	$3,846,948	$2,940,323	$22,357,214	$14,906,168	$28,650	$1,965

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap		SA Multi-Managed International Equity
	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,544,686	$2,102,967	$482,561	$484,950	$7,975,661	$11,520,950
Net realized gain (loss) on investments and foreign currencies	8,871,715	16,217,038	18,368,484	20,700,892	29,956,819	38,703,941
Net unrealized gain (loss) on investments and foreign currencies	3,188,834	(2,259,573)	9,455,161	8,613,340	(38,480,614)	55,237,293
Net increase (decrease) in net assets resulting from operations	13,605,235	16,060,432	28,306,206	29,799,182	(548,134)	105,462,184
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,594,232)	—	(918,885)	—	(12,521,978)
Net investment income — Class 2	—	(296,949)	—	(44,242)	—	(432,780)
Net investment income — Class 3	—	(177,672)	—	(17,981)	—	(318,610)
Net realized gain on investments — Class 1	—	(25,124,578)	—	(21,895,260)	—	—
Net realized gain on investments — Class 2	—	(3,220,882)	—	(1,618,164)	—	—
Net realized gain on investments — Class 3	—	(2,122,841)	—	(1,128,985)	—	—
Total distributions to shareholders	—	(33,537,154)	—	(25,623,517)	—	(13,273,368)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(12,191,687)	(15,009,851)	(10,142,595)	(16,219,792)	(140,634,282)	(144,836,267)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,413,548	(32,486,573)	18,163,611	(12,044,127)	(141,182,416)	(52,647,451)
NET ASSETS:
Beginning of period	252,560,788	285,047,361	285,340,881	297,385,008	616,110,678	668,758,129
End of period†	$253,974,336	$252,560,788	$303,504,492	$285,340,881	$474,928,262	$616,110,678
† Includes accumulated undistributed net investment income (loss)	$3,627,597	$2,082,911	$955,055	$472,494	$19,113,726	$11,138,065

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Wellington Real Return		SA Columbia Focused Growth
	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,492,599	$25,254,079	$8,483,337	$6,082,035	$(297,676)	$(381,494)
Net realized gain (loss) on investments and foreign currencies	(3,311,877)	9,375,290	20,742,554	(22,210,051)	11,680,759	11,878,332
Net unrealized gain (loss) on investments and foreign currencies	(12,329,292)	(16,729,409)	(26,411,417)	25,443,702	3,284,165	17,282,438
Net increase (decrease) in net assets resulting from operations	(2,148,570)	17,899,960	2,814,474	9,315,686	14,667,248	28,779,276
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(21,767,568)	—	(8,021,823)	—	—
Net investment income — Class 2	—	(539,386)	—	—	—	—
Net investment income — Class 3	—	(301,448)	—	(9,143,842)	—	—
Net realized gain on investments — Class 1	—	(1,970,059)	—	—	—	—
Net realized gain on investments — Class 2	—	(52,285)	—	—	—	—
Net realized gain on investments — Class 3	—	(31,635)	—	—	—	—
Total distributions to shareholders	—	(24,662,381)	—	(17,165,665)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(47,956,935)	(103,782,499)	(23,210,717)	91,051,046	(34,807,404)	(30,714,115)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,105,505)	(110,544,920)	(20,396,243)	83,201,067	(20,140,156)	(1,934,839)
NET ASSETS:
Beginning of period	1,062,545,623	1,173,090,543	777,445,466	694,244,399	129,803,316	131,738,155
End of period†	$1,012,440,118	$1,062,545,623	$757,049,223	$777,445,466	$109,663,160	$129,803,316
† Includes accumulated undistributed net investment income (loss)	$40,197,857	$26,705,258	$(11,392,402)	$(19,875,739)	$(447,925)	$(150,249)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Columbia Focused Value		SA Allocation Growth		SA Allocation Moderate Growth
	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,459,838	$4,930,871	$(266,321)	$1,227,484	$(919,877)	$6,724,368
Net realized gain (loss) on investments and foreign currencies	5,329,111	19,313,183	1,314,434	11,374,415	5,769,723	55,777,279
Net unrealized gain (loss) on investments and foreign currencies	14,864,781	15,540,404	5,949,126	(1,673,483)	17,051,685	(15,508,839)
Net increase (decrease) in net assets resulting from operations	22,653,730	39,784,458	6,997,239	10,928,416	21,901,531	46,992,808
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(4,577,879)	—	(1,246)	—	(1,817)
Net investment income — Class 2	—	(212,077)	—	—	—	—
Net investment income — Class 3	—	(151,261)	—	(1,106,919)	—	(7,249,386)
Net realized gain on investments — Class 1	—	(8,278,697)	—	(2,631)	—	(3,821)
Net realized gain on investments — Class 2	—	(418,595)	—	—	—	—
Net realized gain on investments — Class 3	—	(321,671)	—	(2,578,625)	—	(16,626,862)
Total distributions to shareholders	—	(13,960,180)	—	(3,689,421)	—	(23,881,886)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,375,111)	(72,887,023)	18,329,729	20,843,164	(36,274,546)	(31,459,406)
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,278,619	(47,062,745)	25,326,968	28,082,159	(14,373,015)	(8,348,484)
NET ASSETS:
Beginning of period	312,893,275	359,956,020	121,438,416	93,356,257	507,760,421	516,108,905
End of period†	$328,171,894	$312,893,275	$146,765,384	$121,438,416	$493,387,406	$507,760,421
† Includes accumulated undistributed net investment income (loss)	$7,390,710	$4,930,872	$1,501,505	$1,767,826	$7,948,131	$8,868,008

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Allocation Moderate		SA Allocation Balanced
	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018	For the six months ended September 30, 2018 (unaudited)	For the year ended March 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(579,796)	$4,380,481	$(426,074)	$3,631,509
Net realized gain (loss) on investments and foreign currencies	2,341,603	31,904,359	1,236,421	17,835,679
Net unrealized gain (loss) on investments and foreign currencies	10,292,824	(10,880,670)	5,426,885	(7,073,919)
Net increase (decrease) in net assets resulting from operations	12,054,631	25,404,170	6,237,232	14,393,269
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,760)	—	(1,867)
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	—	(4,667,853)	—	(3,727,674)
Net realized gain on investments — Class 1	—	(2,407)	—	(3,570)
Net realized gain on investments — Class 2	—	—	—	—
Net realized gain on investments — Class 3	—	(6,951,317)	—	(7,730,428)
Total distributions to shareholders	—	(11,623,337)	—	(11,463,539)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(17,494,339)	(23,480,398)	(8,389,039)	(17,990,794)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,439,708)	(9,699,565)	(2,151,807)	(15,061,064)
NET ASSETS:
Beginning of period	314,407,297	324,106,862	225,858,319	240,919,383
End of period†	$308,967,589	$314,407,297	$223,706,512	$225,858,319
† Includes accumulated undistributed net investment income (loss)	$5,016,883	$5,596,679	$3,921,090	$4,347,164

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 20 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees (the "Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fourteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The SA Multi-Managed Growth Portfolio seeks long-term growth of capital.

The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The SA Multi-Managed Income Portfolio seeks capital preservation.

The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The SA Wellington Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stock of large-cap companies.

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of September 30, 2018, is reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as

Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the

Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Options: During the period, the SA Multi-Managed Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying security, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2018, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended September 30, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2018, please refer to a schedule at the end of each Portfolio's Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts		Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Total
SA Multi-Managed Growth Portfolio	$849	$18,814	$—	$645	$—	$—	$8,209	$28,517
SA Multi-Managed Moderate Growth Portfolio	1,094	49,532	—	1,075	—	—	27,554	79,255
SA Multi-Managed Income/ Equity Portfolio	2,333	58,183	—	—	—	—	31,164	91,680
SA Multi-Managed Income Portfolio	2,216	64,918	—	—	—	—	31,055	98,189
SA Putnam Asset Allocation Diversified Growth Portfolio	2,297	—	—	34,461	47,484	—	10,859	95,101
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	1,100	—	—	—	1,100
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	—	—	223,433	223,433
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	1,300	—	—	—	1,300
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	2,600	—	—	—	2,600
SA Multi-Managed Small Cap Portfolio	—	—	—	13,545	—	—	—	13,545
SA Multi-Managed International Equity Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	24,418	943,401	336,844	—	—	—	42,031	1,346,694
SA Wellington Real Return Portfolio	41,523	—	—	—	—	—	2,757,607	2,799,130

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts		Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Total
SA Multi-Managed Growth Portfolio	$1,317	$—	$—	$—	$—	$—	$—	$1,317
SA Multi-Managed Moderate Growth Portfolio	4,449	—	—	—	—	—	—	4,449
SA Multi-Managed Income/ Equity Portfolio	3,952	—	—	—	—	—	—	3,952
SA Multi-Managed Income Portfolio	4,327	—	—	—	—	—	—	4,327
SA Putnam Asset Allocation Diversified Growth Portfolio	4,914	—	—	—	40,328	—	59,478	104,720
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—	—	1,100	—	—	1,755	2,855
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	—	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	—	—	—	19,470	—	—	—	19,470
SA Multi-Managed Diversified Fixed Income Portfolio	25,598	—	—	—	—	22,993	800	49,391
SA Wellington Real Return Portfolio	14,721	—	—	—	—	—	59,716	74,437

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments, at value

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth Portfolio	$(102)
SA Multi-Managed Moderate Growth Portfolio	(10,749)
SA Multi-Managed Income/Equity Portfolio	9,550
SA Multi-Managed Income Portfolio	31,470
SA Putnam Asset Allocation Diversified Growth Portfolio	(57,205)
SA Multi-Managed Large Cap Growth Portfolio	10,780
SA Multi-Managed Large Cap Value Portfolio	(7,120)
SA Multi-Managed Mid Cap Growth Portfolio	(3,654)
SA Multi-Managed Mid Cap Value Portfolio	(7,308)

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Small Cap Portfolio	$(82,054)
SA Multi-Managed International Equity Portfolio	4,692
SA Multi-Managed Diversified Fixed Income Portfolio	(39,986)
SA Wellington Real Return Portfolio	743,950

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options*	Futures Contracts(1)	Swap Contracts(2)	Options*	Swap Contracts(2)	Foreign Exchange Contracts(3)	Options*	Total
SA Multi-Managed Growth Portfolio	$16,912	$2,855	$—	$16,894	$—	$—	$—	$614	$—	$37,275
SA Multi-Managed Moderate Growth Portfolio	65,225	8,527	—	75,797	—	—	—	6,904	—	156,453
SA Multi-Managed Income/Equity Portfolio	52,817	9,508	—	—	—	—	—	24,019	—	86,344
SA Multi-Managed Income Portfolio	40,106	9,372	—	—	—	—	—	7,183	—	56,661
SA Putnam Asset Allocation Diversified Growth Portfolio	120,586	—	—	705,566	110,142	—	—	(299,359)	—	636,935
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	112,120	—	—	—	—	—	112,120
SA Multi-Managed Large Cap Value Portfolio	—	—	—	20,220	—	—	—	1,082,500	—	1,102,720
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	17,425	—	—	—	—	—	17,425
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	34,850	—	—	—	—	—	34,850
SA Multi-Managed Small Cap Portfolio	—	—	—	212,167	—	—	—	—	—	212,167
SA Multi-Managed International Equity Portfolio	—	—	—	(100,397)	—	—	—	—	—	(100,397)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options*	Futures Contracts(1)	Swap Contracts(2)	Options*	Swap Contracts(2)	Foreign Exchange Contracts(3)	Options*	Total
SA Multi-Managed Diversified Fixed Income Portfolio	$326,289	$73,925	$32,107	$—	$—	$—	$(16,442)	$171,981	$—	$587,860
SA Wellington Real Return Portfolio	541,185	49,610	—	—	—	—	—	24,663,626	—	25,254,421
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(5)	Options*	Futures Contracts(4)	Swap Contracts(5)	Options*	Swap Contracts(5)	Foreign Exchange Contracts(6)	Options*	Total
SA Multi-Managed Growth Portfolio	$9,515	$9,828	$—	$407	$—	$—	$—	$22,827	$—	$42,577
SA Multi-Managed Moderate Growth Portfolio	467	25,350	—	(3,720)	—	—	—	66,223	—	88,320
SA Multi-Managed Income/Equity Portfolio	27,514	29,442	—	—	—	—	—	75,376	—	132,332
SA Multi-Managed Income Portfolio	69,845	24,582	—	—	—	—	—	75,966	—	170,393
SA Putnam Asset Allocation Diversified Growth Portfolio	(25,828)	—	—	167,579	(39,015)	—	—	(70,931)	—	31,805
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	96,400	—	—	—	—	—	96,400
SA Multi-Managed Large Cap Value Portfolio	—	—	—	30,400	—	—	—	212,713	—	243,113
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	8,789	—	—	—	—	—	8,789
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	17,579	—	—	—	—	—	17,579
SA Multi-Managed Small Cap Portfolio	—	—	—	5,093	—	—	—	—	—	5,093

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(5)	Options*	Futures Contracts(4)	Swap Contracts(5)	Options*	Swap Contracts(5)	Foreign Exchange Contracts(6)	Options*	Total
SA Multi-Managed International Equity Portfolio	$—	$—	$—	$59,113	$—	$—	$—	$—	$—	$59,113
SA Multi-Managed Diversified Fixed Income Portfolio	277,443	964,360	204,765	—	—	—	(15,165)	33,047	—	1,464,450
SA Wellington Real Return Portfolio	1,758,033	50,130	—	—	—	—	—	660,191	—	2,468,354

*  Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations						Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts		Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)
SA Multi-Managed Growth Portfolio	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
SA Multi-Managed Moderate Growth Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Income/Equity Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Income Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—	—	—

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations						Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts		Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)
SA Multi-Managed Small Cap Portfolio	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
SA Multi-Managed International Equity Portfolio	—	—	—	—	—	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	21,436	—	—	—	—	—	204,765	—	—	—	—	—
SA Wellington Real Return Portfolio	—	—	—	—	—	—	—	—	—	—	—	—

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on forward contracts

(4)  Change in unrealized appreciation (depreciation) on futures contracts

(5)  Change in unrealized appreciation (depreciation) on swap contracts

(6)  Change in unrealized appreciation (depreciation) on forward contracts

(7)  Net realized gain (loss) on investments

(8)  Net realized gain (loss) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on written options contracts

The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2018.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Swap Contracts(1)	Total Return Swap Contracts(2)
SA Multi-Managed Growth Portfolio .	$5,188,502	$281,871	$—	$328,667	$—	$—
SA Multi-Managed Moderate Growth Portfolio	10,140,382	1,064,187	—	842,667	—	—
SA Multi-Managed Income/Equity Portfolio	12,457,219	1,310,541	—	963,333	—	—
SA Multi-Managed Income Portfolio .	14,360,295	1,184,553	—	980,000	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	44,105,818	5,988,673	—	—	—	14,098,094
SA Multi-Managed Large Cap Growth Portfolio	1,674,500	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	1,107,867	20,698,672	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	394,400	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	788,800	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	3,948,768	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	2,766,289	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	117,116,463	3,359,141	511,747	38,971,882	1,870,833	—
SA Wellington Real Return Portfolio	63,533,921	359,177,471	—	6,423,909	—	—

(1)  Amounts represent notional amounts in US dollars.

(2)  Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2018. The repurchase agreements held by the Portfolios as of September 30, 2018, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank	$8,209	$—	$—	$8,209	$—	$—	$—	$—	$8,209	$—	$8,209

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Bank USA	$5,853	$—	$—	$5,853	$—	$—	$—	$—	$5,853	$—	$5,853
JPMorgan Chase Bank	21,701	—	—	21,701	—	—	—	—	21,701	—	21,701
Total	$27,554	$—	$—	$27,554	$—	$—	$—	$—	$27,554	$—	$27,554

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Bank USA	$5,896	$—	$—	$5,896	$—	$—	$—	$—	$5,896	$—	$5,896
JPMorgan Chase Bank	25,268	—	—	25,268	—	—	—	—	25,268	—	25,268
Total	$31,164	$—	$—	$31,164	$—	$—	$—	$—	$31,164	$—	$31,164

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Bank USA	$5,853	$—	$—	$5,853	$—	$—	$—	$—	$5,853	$—	$5,853
JPMorgan Chase Bank	25,202	—	—	25,202	—	—	—	—	25,202	—	25,202
Total	$31,055	$—	$—	$31,055	$—	$—	$—	$—	$31,055	$—	$31,055

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$2,543	$—	$—	$2,543	$16,186	$—	$—	$16,186	$(13,643)	$—	$(13,643)
Citibank N.A.	7,218	47,484	—	54,702	6,749	40,328	—	47,077	7,625	—	7,625
Goldman Sachs International	—	—	—	—	742	—	—	742	(742)	—	(742)
JPMorgan Chase Bank	1,098	—	—	1,098	26,583	—	—	26,583	(25,485)	—	(25,485)
State Street Bank and Trust Co.	—	—	—	—	4,572	—	—	4,572	(4,572)	—	(4,572)
UBS AG	—	—	—	—	4,646	—	—	4,646	(4,646)	—	(4,646)
Total	$10,859	$47,484	$—	$58,343	$59,478	$40,328	$—	$99,806	$(41,463)	$—	$(41,463)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$20,904	$—	$—	$20,904	$—	$—	$—	$—	$20,904	$—	$20,904
Credit Suisse AG	108,287	—	—	108,287	—	—	—	—	108,287	—	108,287
Goldman Sachs International	32,617	—	—	32,617	—	—	—	—	32,617	—	32,617
Morgan Stanley and Co., Inc.	25,965	—	—	25,965	1,755	—	—	1,755	24,210	—	24,210
UBS AG	35,660	—	—	35,660	—	—	—	—	35,660	—	35,660
Total	$223,433	$—	$—	$223,433	$1,755	$—	$—	$1,755	$221,678	$—	$221,678

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$207,940	$207,940	$—	$—	$—	$—	$207,940	$—	$207,940
Goldman Sachs International	—	—	128,904	128,904	—	—	—	—	128,904	—	128,904
HSBC Bank USA	42,031	—	—	42,031	—	—	—	—	42,031	—	42,031
State Street Bank and Trust Co.	—	—	—	—	800	—	—	800	(800)	—	(800)
Total	$42,031	$—	$336,844	$378,875	$800	$—	$—	$800	$378,075	$—	$378,075

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Wellington Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Bank USA	$1,793,229	$—	$—	$1,793,229	$—	$—	$—	$—	$1,793,229	$—	$1,793,229
Morgan Stanley and Co., Inc.	880,691	—	—	880,691	—	—	—	—	880,691	—	880,691
State Street Bank and Trust Co.	83,687	—	—	83,687	59,716	—	—	59,716	23,971	—	23,971
Total	$2,757,607	$—	$—	$2,757,607	$59,716	$—	$—	$59,716	$2,697,891	$—	$2,697,891

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of September 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.16%	$70,000
SA Multi-Managed Moderate Growth	0.82	370,000
SA Multi-Managed Income/Equity	0.81	365,000
SA Multi-Managed Income	0.57	255,000
SA Multi-Managed Large Cap Value	4.00	1,800,000
SA Multi-Managed Mid Cap Growth	1.76	790,000
SA Multi-Managed Diversified Fixed Income	5.04	2,270,000
SA Wellington Real Return	2.79	1,255,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 28, 2018, bearing interest at a rate of 2.24% per annum, with a principal amount of $45,000,000, a repurchase price of $45,008,400, and a maturity date of October 01, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	06/30/2019	$46,306,000	$46,007,779

As of September 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.13%	$20,000
SA Multi-Managed Moderate Growth	0.80	120,000
SA Multi-Managed Income/Equity	0.80	120,000
SA Multi-Managed Income	0.57	85,000
SA Multi-Managed Large Cap Value	4.00	600,000
SA Multi-Managed Mid Cap Growth	1.73	260,000
SA Multi-Managed Diversified Fixed Income	5.03	755,000
SA Wellington Real Return	2.77	415,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 28, 2018, bearing interest at a rate of 2.20% per annum, with a principal amount of $15,000,000, a repurchase price of $15,002,750 and a maturity date of October 01, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	05/15/2024	$15,514,000	$15,270,540

As of September 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.18%	$150,000
SA Multi-Managed Moderate Growth	0.85	720,000
SA Multi-Managed Income/Equity	0.82	700,000
SA Multi-Managed Income	0.58	490,000
SA Multi-Managed Large Cap Value	4.02	3,420,000
SA Multi-Managed Mid Cap Growth	1.78	1,510,000
SA Multi-Managed Diversified Fixed Income	5.07	4,310,000
SA Wellington Real Return	2.81	2,385,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 28, 2018, bearing interest at a rate of 2.22% per annum, with a principal amount of $85,000,000, a repurchase price of $85,015,725, and a maturity date of October 01, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$89,302,200	$86,599,929

As of September 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.16%	$25,000
SA Multi-Managed Moderate Growth	0.82	130,000
SA Multi-Managed Income/Equity	0.79	125,000
SA Multi-Managed Income	0.57	90,000
SA Multi-Managed Large Cap Value	4.00	635,000
SA Multi-Managed Mid Cap Growth	1.73	275,000
SA Multi-Managed Diversified Fixed Income	5.04	800,000
SA Wellington Real Return	2.77	440,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 28, 2018, bearing interest at a rate of 2.23% per annum, with a principal amount of $15,865,000, a repurchase price of $15,867,948 and a maturity date of October 01, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$17,085,000	$16,309,182

As of September 30, 2018, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth	0.16%	$115,000
SA Multi-Managed Moderate Growth	0.83	580,000
SA Multi-Managed Income/Equity	0.81	570,000
SA Multi-Managed Income	0.57	400,000
SA Multi-Managed Large Cap Value	4.01	2,805,000
SA Multi-Managed Mid Cap Growth	1.76	1,230,000
SA Multi-Managed Diversified Fixed Income	5.05	3,535,000
SA Wellington Real Return	2.79	1,950,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 28, 2018, bearing interest at a rate of 2.23% per annum, with a principal amount of $70,000,000, a repurchase price of $70,013,008, and a maturity date of October 01, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	Zero Coupon	05/23/2019	$72,610,000	$71,469,932

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: During the period ended September 30, 2018, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2018, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income Portfolios purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Loans: Certain Portfolios may invest in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016 or expected to be taken in each Portfolio's 2017 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. Management is currently evaluating the amendments and their impact, if any, on the Funds' financial statements.

In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the amendments and their impact, if any, on the Portfolios' financial statements.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
SA Multi-Managed Growth(1)(8)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
SA Multi-Managed Moderate Growth(1)(9)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Income/Equity(10)	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
SA Multi-Managed Income(11)	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
SA Putnam Asset Allocation Diversified Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA T. Rowe Price Growth Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed Large Cap Growth(12), SA Multi-Managed Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value,	0-$250 million	0.85%
SA Multi-Managed Small Cap(1)	>$250 million	0.80%
	>$500 million	0.75%
SA Multi-Managed International Equity(3)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
SA Multi-Managed Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
SA Wellington Real Return(4)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Growth(5)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Columbia Focused Value(6)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Allocation Growth(7), SA Allocation Moderate Growth(7),
SA Allocation Moderate(7), SA Allocation Balanced(7)	>0	0.10%

(1)  The Adviser has agreed to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees waived by the Portfolio's Subadviser, J.P. Morgan Investment Management, Inc., in connection with those shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the "Plans") that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares. This arrangement will remain in effect so long as the JPM Portfolio Waiver is in effect. For the six months ended September 30, 2018, the amount of advisory fees waived were $78, $55, and $112 for the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, and SA Multi-Managed Small Cap Portfolios, respectively.

(2)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of advisory fees for the SA Putnam Asset Allocation Diversified Growth Portfolio. For the six months ended September 30, 2018, the amount of advisory fees waived was $79,820.

(3)  The Adviser contractually agreed to waive 0.04% of advisory fees for the SA Multi-Managed International Equity Portfolio. For the six months ended September 30, 2018, the amount of advisory fees waived was $109,456.

(4)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the SA Wellington Real Return Portfolio. For the six months ended September 30, 2018, the amount of advisory fees waived was $190,363.

(5)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets. For the six months ended September 30, 2018, the amount of advisory fees waived was $196,861.

(6)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the six months ended September 30, 2018, the amount of advisory fees waived was $514,772.

(7)  The Adviser contractually agreed to waive its advisory fee for the SA Allocation Growth, SA Allocation Moderate Growth, SA Allocation Moderate and SA Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the six months ended September 30, 2018, the amount of advisory fees waived was $6,714, $25,183, $15,613 and $11,272, respectively.

(8)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Growth Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.85% on the first $250 million, 0.80% on the next $250 million, and 0.75% above $500 million. For the six months ended September 30, 2018, the amount of advisory fees waived was $8,980.

(9)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Moderate Growth Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.82% on the first $250 million, 0.77% on the next $250 million, and 0.72% above $500 million. For the six months ended September 30, 2018, the amount of advisory fees waived was $11,086.

(10)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Income/Equity Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.78% on the first $250 million, 0.73% on the next $250 million, and 0.68% above $500 million. For the six months ended September 30, 2018, the amount of advisory fees waived was $7,558.

(11)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Income Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.70% on the next $250 million, and 0.65% above $500 million. For the six months ended September 30, 2018, the amount of advisory fees waived was $4,076.

(12)  Effective May 1, 2018, the Adviser contractually agreed to waive its advisory fee for the SA Multi-Managed Large Cap Growth Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.69% on the next $250 million, and 0.60% above $500 million. For the six months ended September 30, 2018, the amount of advisory fees waived was $116,462.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
SA Multi-Managed Growth	Janus J.P. Morgan WMC
SA Multi-Managed Moderate Growth	Janus J.P. Morgan WMC
SA Multi-Managed Income/Equity	Janus WMC
SA Multi-Managed Income	Janus WMC
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
SA Multi-Managed Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
SA Multi-Managed Mid Cap Growth	SAAMCo T. Rowe Price WMC

Portfolio	Subadviser/Adviser
SA Multi-Managed Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
SA Multi-Managed Small Cap	PNC Capital Advisors, LLC J.P. Morgan SAAMCo
SA Multi-Managed International Equity	Schroder Investment Management T. Rowe Price SAAMCo
SA Multi-Managed Diversified Fixed Income	PineBridge WMC
SA Wellington Real Return	WMC
SA Columbia Focused Growth	Columbia Management Investment Advisers LLC ("Columbia")
SA Columbia Focused Value	Columbia
SA Allocation Growth	SAAMCo
SA Allocation Moderate Growth	SAAMCo
SA Allocation Moderate	SAAMCo
SA Allocation Balanced	SAAMCo

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the six months ended September 30, 2018, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the six months ended September 30, 2018, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On December 14, 2011, the SA Putnam Asset Allocation Diversified Growth Portfolio engaged in an investment transaction that violated Sections 17(a)(1) and 17(a)(2) of the Act. The violation resulted in a loss to the Fund of $0.38, which was reimbursed during November 2018.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2018
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Growth	$684,498	$4,230,941	$8,126,945	$514,991	$3,408,402
SA Multi-Managed Moderate Growth	1,309,877	5,277,063	10,532,777	1,293,194	3,797,621
SA Multi-Managed Income/Equity	1,096,652	2,528,786	3,659,675	1,519,779	1,236,357
SA Multi-Managed Income	1,069,552	1,173,445	1,309,680	1,345,161	537,619
SA Putnam Asset Allocation Diversified Growth	4,314,411	4,347,882	13,690,428	4,616,798	7,870,518

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2018
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA T. Rowe Price Growth Stock	$4,586,404	$91,202,977	$104,332,196	$195,863	$52,228,580
SA Multi-Managed Large Cap Growth	6,479,465	71,166,524	127,241,822	4,607,346	28,852,425
SA Multi-Managed Large Cap Value	28,626,228	74,542,792	72,105,424	38,237,364	47,510,326
SA Multi-Managed Mid Cap Growth	6,085,193	17,875,668	51,479,966	1,199,515	17,685,974
SA Multi-Managed Mid Cap Value	6,834,271	11,578,176	26,773,664	15,227,040	18,310,114
SA Multi-Managed Small Cap	2,650,053	17,861,284	58,699,006	2,599,148	23,024,369
SA Multi-Managed International Equity	12,595,043	—	81,311,379	13,273,368	—
SA Multi-Managed Diversified Fixed Income	28,570,835	1,076,122	(9,576,054)	24,662,381	—
SA Wellington Real Return	5,207,182	(8,114,835)	6,972,702	17,165,665	—
SA Columbia Focused Growth	1,044,355	8,692,341	30,436,881	—	—
SA Columbia Focused Value	4,930,871	19,351,095	69,536,779	8,866,802	5,093,378
SA Allocation Growth	2,276,021	8,068,156	3,583,192	1,132,967	2,556,454
SA Allocation Moderate Growth	10,784,561	44,552,972	18,093,842	7,365,719	16,516,167
SA Allocation Moderate	6,643,043	25,466,001	6,127,995	4,669,613	6,953,724
SA Allocation Balanced	4,930,034	16,302,435	985,911	3,729,541	7,733,998

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2018, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited†
Portfolio	ST	LT
SA Multi-Managed Growth	$—	$—
SA Multi-Managed Moderate Growth	—	—
SA Multi-Managed Income/Equity	—	—
SA Multi-Managed Income	—	—
SA Putnam Asset Allocation Diversified Growth	—	—
SA T. Rowe Price Growth Stock	—	—
SA Multi-Managed Large Cap Growth	—	—
SA Multi-Managed Large Cap Value	—	—
SA Multi-Managed Mid Cap Growth	—	—
SA Multi-Managed Mid Cap Value	—	—
SA Multi-Managed Small Cap	—	—
SA Multi-Managed International Equity	—	—
SA Multi-Managed Diversified Fixed Income	—	—
SA Wellington Real Return	2,529,435	5,585,400
SA Columbia Focused Growth	—	—
SA Columbia Focused Value	—	—
SA Allocation Growth	—	—
SA Allocation Moderate Growth	—	—
SA Allocation Moderate	—	—
SA Allocation Balanced	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2018, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$—	$—	$—
SA Multi-Managed Moderate Growth	—	—	—
SA Multi-Managed Income/Equity	—	—	—
SA Multi-Managed Income	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—
SA T. Rowe Price Growth Stock	—	—	—
SA Multi-Managed Large Cap Growth	—	—	—
SA Multi-Managed Large Cap Value	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—
SA Multi-Managed Small Cap	—	—	—
SA Multi-Managed International Equity	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—
SA Wellington Real Return	—	—	—
SA Columbia Focused Growth	150,249	—	—
SA Columbia Focused Value	—	—	—
SA Allocation Growth	—	—	—
SA Allocation Moderate Growth	—	—	—
SA Allocation Moderate	—	—	—
SA Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA Multi-Managed Growth	$10,846,510	$(1,232,497)	$9,614,013	$47,242,819
SA Multi-Managed Moderate Growth	14,106,130	(2,163,058)	11,943,072	86,754,596
SA Multi-Managed Income/Equity	5,530,116	(1,222,659)	4,307,457	67,291,778
SA Multi-Managed Income	2,476,806	(1,123,251)	1,353,555	60,224,253
SA Putnam Asset Allocation Diversified Growth	18,060,795	(4,913,801)	13,146,994	154,830,569
SA T. Rowe Price Growth Stock	133,198,656	(7,962,046)	125,236,610	301,771,602
SA Multi-Managed Large Cap Growth . .	158,867,083	(5,048,667)	153,818,416	390,769,716
SA Multi-Managed Large Cap Value . .	119,282,408	(33,764,591)	85,517,817	699,375,824
SA Multi-Managed Mid Cap Growth .	69,098,608	(8,254,715)	60,843,893	174,537,668
SA Multi-Managed Mid Cap Value .	40,982,210	(11,019,946)	29,962,264	224,844,252
SA Multi-Managed Small Cap . .	83,343,135	(15,188,968)	68,154,167	231,508,938
SA Multi-Managed International Equity .	66,358,308	(23,521,190)	42,837,118	429,255,147
SA Multi-Managed Diversified Fixed Income .	4,841,142	(26,726,749)	(21,885,607)	1,174,949,550
SA Wellington Real Return	7,460,024	(26,895,456)	(19,435,432)	845,182,171
SA Columbia Focused Growth. .	35,197,904	(1,476,858)	33,721,046	76,279,319
SA Columbia Focused Value. .	86,287,338	(1,885,778)	84,401,560	244,658,702
SA Allocation Growth	10,799,244	(1,266,926)	9,532,318	137,300,629
SA Allocation Moderate Growth	39,405,898	(4,260,371)	35,145,527	458,435,943
SA Allocation Moderate	20,820,957	(4,400,138)	16,420,819	292,673,423
SA Allocation Balanced	10,674,203	(4,261,407)	6,412,796	217,389,729

On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended September 30, 2018, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2018 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA Multi-Managed Growth	$12,713,725	$18,146,522	$1,511,551	$811,804
SA Multi-Managed Moderate Growth	21,222,398	29,308,832	2,843,296	2,283,542
SA Multi-Managed Income/ Equity	12,411,307	17,893,137	4,793,570	3,121,147
SA Multi-Managed Income	10,598,998	14,428,695	3,990,075	2,753,975
SA Putnam Asset Allocation Diversified Growth	71,049,053	65,550,519	18,460,291	15,518,806
SA T. Rowe Price Growth Stock	80,558,366	107,588,855	—	—
SA Multi-Managed Large Cap Growth	120,401,207	152,974,909	—	—
SA Multi-Managed Large Cap Value	107,204,446	225,020,631	—	—
SA Multi-Managed Mid Cap Growth	51,858,902	70,759,191	—	—
SA Multi-Managed Mid Cap Value	37,262,562	51,204,612	—	—
SA Multi-Managed Small Cap	58,347,007	69,283,519	—	—
SA Multi-Managed International Equity	68,646,541	197,883,696	—	—
SA Multi-Managed Diversified Fixed Income	150,753,397	182,069,031	61,808,064	79,188,445
SA Wellington Real Return	71,298,218	10,299,131	184,977,986	95,131,283
SA Columbia Focused Growth Portfolio	8,868,777	48,001,752	—	—
SA Columbia Focused Value Portfolio	23,479,853	28,857,990	—	—
SA Allocation Growth	31,935,465	13,876,267	—	—
SA Allocation Moderate Growth	39,814,683	77,027,625	—	—
SA Allocation Moderate	24,675,629	42,765,628	—	—
SA Allocation Balanced	20,335,932	29,094,541	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	SA Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	823	$15,068	23,923	$411,195	13,042	$225,480	54,487	$933,667
Reinvested dividends	—	—	42,943	725,977	—	—	83,966	1,419,038
Shares redeemed	(40,130)	(706,531)	(91,641)	(1,566,155)	(92,155)	(1,635,333)	(173,913)	(3,001,214)
Net increase (decrease)	(39,307)	$(691,463)	(24,775)	$(428,983)	(79,113)	$(1,409,853)	(35,460)	$(648,509)
	SA Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	11,842	$208,859	74,588	$1,280,324
Reinvested dividends	—	—	105,422	1,778,378
Shares redeemed	(124,543)	(2,223,875)	(382,459)	(6,580,523)
Net increase (decrease)	(112,701)	$(2,015,016)	(202,449)	$(3,521,821)
	SA Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,264	$58,724	29,916	$388,833	19,709	$270,401	141,264	$1,844,423
Reinvested dividends	—	—	43,819	564,015	—	—	190,087	2,444,099
Shares redeemed	(37,420)	(501,989)	(106,065)	(1,385,280)	(229,252)	(3,045,280)	(436,967)	(5,673,054)
Net increase (decrease)	(33,156)	$(443,265)	(32,330)	$(432,432)	(209,543)	$(2,774,879)	(105,616)	$(1,384,532)
	SA Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	76,403	$1,033,789	149,916	$1,942,031
Reinvested dividends	—	—	162,142	2,082,701
Shares redeemed	(274,012)	(3,669,241)	(571,672)	(7,438,258)
Net increase (decrease)	(197,609)	$(2,635,452)	(259,614)	$(3,413,526)

	SA Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,619	$133,867	62,970	$712,626	103,143	$1,173,244	273,512	$3,092,536
Reinvested dividends	—	—	35,174	394,819	—	—	135,354	1,517,947
Shares redeemed	(38,048)	(434,638)	(124,701)	(1,422,532)	(244,952)	(2,787,231)	(655,871)	(7,416,972)
Net increase (decrease)	(26,429)	$(300,771)	(26,557)	$(315,087)	(141,809)	$(1,613,987)	(247,005)	$(2,806,489)
	SA Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	33,046	$380,729	184,334	$2,078,266
Reinvested dividends	—	—	75,151	843,370
Shares redeemed	(113,897)	(1,293,270)	(445,308)	(5,044,969)
Net increase (decrease)	(80,851)	$(912,541)	(185,823)	$(2,123,333)
	SA Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,816	$110,133	28,998	$325,667	90,066	$1,000,092	192,414	$2,170,747
Reinvested dividends	—	—	19,541	217,946	—	—	93,252	1,039,071
Shares redeemed	(30,301)	(338,338)	(100,282)	(1,133,798)	(176,535)	(1,959,501)	(469,340)	(5,281,226)
Net increase (decrease)	(20,485)	$(228,205)	(51,743)	$(590,185)	(86,469)	$(959,409)	(183,674)	$(2,071,408)
	SA Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	66,171	$739,013	178,211	$2,006,383
Reinvested dividends	—	—	56,150	625,763
Shares redeemed	(134,765)	(1,501,372)	(306,612)	(3,455,166)
Net increase (decrease)	(68,594)	$(762,359)	(72,251)	$(823,020)

	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,904	$195,787	66,816	$822,031	86,880	$1,072,426	212,616	$2,643,686
Reinvested dividends	—	—	114,888	1,403,958	—	—	411,013	5,025,373
Shares redeemed	(76,784)	(962,142)	(228,767)	(2,856,980)	(365,232)	(4,573,273)	(879,101)	(10,951,490)
Net increase (decrease)	(60,880)	$(766,355)	(47,063)	$(630,991)	(278,352)	$(3,500,847)	(255,472)	$(3,282,431)
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,341,194	$16,683,077	2,674,876	$33,454,153
Reinvested dividends	—	—	496,632	6,057,985
Shares redeemed	(362,534)	(4,546,710)	(961,653)	(12,006,715)
Net increase (decrease)	978,660	$12,136,367	2,209,855	$27,505,423
	SA T. Rowe Price Growth Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	26,364	$794,514	155,378	$4,280,626	17,618	$488,231	36,337	$1,001,184
Reinvested dividends	—	—	1,605,712	42,229,712	—	—	215,185	5,508,566
Shares redeemed	(795,973)	(23,227,626)	(3,967,927)	(108,851,836)	(160,752)	(4,541,731)	(481,656)	(12,816,114)
Net increase (decrease)	(769,609)	$(22,433,112)	(2,206,837)	$(62,341,498)	(143,134)	$(4,053,500)	(230,134)	$(6,306,364)
	SA T. Rowe Price Growth Stock Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	20,944	$591,562	47,633	$1,246,833
Reinvested dividends	—	—	186,122	4,686,165
Shares redeemed	(147,043)	(4,109,810)	(494,727)	(13,006,284)
Net increase (decrease)	(126,099)	$(3,518,248)	(260,972)	$(7,073,286)

	SA Multi-Managed Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,590,998	$60,393,932	5,656,976	$83,239,821	24,326	$385,849	89,166	$1,320,841
Reinvested dividends	—	—	2,021,233	30,133,329	—	—	148,777	2,174,755
Shares redeemed	(5,571,257)	(88,185,502)	(12,459,273)	(186,041,023)	(265,369)	(4,253,928)	(414,853)	(6,101,050)
Net increase (decrease)	(1,980,259)	$(27,791,570)	(4,781,064)	$(72,667,873)	(241,043)	$(3,868,079)	(176,910)	$(2,605,454)
	SA Multi-Managed Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	8,398	$136,959	71,362	$1,025,826
Reinvested dividends	—	—	79,553	1,151,687
Shares redeemed	(112,654)	(1,802,009)	(276,177)	(4,006,121)
Net increase (decrease)	(104,256)	$(1,665,050)	(125,262)	$(1,828,608)
	SA Multi-Managed Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	246,843	$4,271,788	2,379,575	$41,593,430	11,476	$198,304	28,793	$500,918
Reinvested dividends	—	—	4,780,858	81,468,326	—	—	163,557	2,785,011
Shares redeemed	(7,324,855)	(123,971,302)	(14,400,785)	(253,523,230)	(123,947)	(2,134,723)	(288,712)	(5,085,722)
Net increase (decrease)	(7,078,012)	$(119,699,514)	(7,240,352)	$(130,461,474)	(112,471)	$(1,936,419)	(96,362)	$(1,799,793)
	SA Multi-Managed Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	12,215	$211,196	51,676	$904,916
Reinvested dividends	—	—	87,760	1,494,353
Shares redeemed	(94,198)	(1,623,299)	(185,078)	(3,255,093)
Net increase (decrease)	(81,983)	$(1,412,103)	(45,642)	$(855,824)

	SA Multi-Managed Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	431,553	$8,631,518	1,127,173	$20,426,328	24,026	$462,556	46,660	$824,719
Reinvested dividends	—	—	847,558	15,475,813	—	—	115,257	2,014,389
Shares redeemed	(1,358,141)	(27,028,364)	(1,652,651)	(30,220,795)	(114,707)	(2,210,206)	(214,888)	(3,819,674)
Net increase (decrease)	(926,588)	$(18,396,846)	322,080	$5,681,346	(90,681)	$(1,747,650)	(52,971)	$(980,566)
	SA Multi-Managed Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	14,046	$271,035	43,879	$735,824
Reinvested dividends	—	—	81,872	1,395,287
Shares redeemed	(83,528)	(1,568,914)	(205,820)	(3,553,679)
Net increase (decrease)	(69,482)	$(1,297,879)	(80,069)	$(1,422,568)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	51,451	$901,698	1,166,991	$20,810,766	5,322	$93,411	22,107	$391,345
Reinvested dividends	—	—	1,635,891	27,718,810	—	—	208,160	3,517,831
Shares redeemed	(586,262)	(10,203,558)	(3,429,926)	(61,692,352)	(97,611)	(1,691,550)	(251,164)	(4,471,434)
Net increase (decrease)	(534,811)	$(9,301,860)	(627,044)	$(13,162,776)	(92,289)	$(1,598,139)	(20,897)	$(562,258)
	SA Multi-Managed Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	17,234	$301,839	54,713	$966,461
Reinvested dividends	—	—	136,376	2,300,513
Shares redeemed	(92,200)	(1,593,527)	(255,190)	(4,551,791)
Net increase (decrease)	(74,966)	$(1,291,688)	(64,101)	$(1,284,817)

	SA Multi-Managed Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	870,395	$13,748,741	339,786	$4,810,859	14,416	$221,687	44,694	$632,044
Reinvested dividends	—	—	1,614,464	22,814,145	—	—	120,714	1,662,406
Shares redeemed	(1,386,569)	(21,262,808)	(2,986,185)	(42,227,086)	(123,316)	(1,851,068)	(251,182)	(3,526,143)
Net increase (decrease)	(516,174)	$(7,514,067)	(1,031,935)	$(14,602,082)	(108,900)	$(1,629,381)	(85,774)	$(1,231,693)
	SA Multi-Managed Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	30,051	$451,191	58,455	$803,463
Reinvested dividends	—	—	84,609	1,146,966
Shares redeemed	(98,025)	(1,450,338)	(168,765)	(2,336,446)
Net increase (decrease)	(67,974)	$(999,147)	(25,701)	$(386,017)
	SA Multi-Managed International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	352,016	$3,402,018	1,815,942	$17,002,884	56,040	$549,333	153,900	$1,446,242
Reinvested dividends	—	—	1,303,851	12,521,978	—	—	44,973	432,780
Shares redeemed	(14,528,309)	(141,464,141)	(17,779,072)	(169,940,352)	(213,340)	(2,084,355)	(378,795)	(3,608,597)
Net increase (decrease)	(14,176,293)	$(138,062,123)	(14,659,279)	$(140,415,490)	(157,300)	$(1,535,022)	(179,922)	$(1,729,575)
	SA Multi-Managed International Equity Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	57,308	$552,546	124,217	$1,141,505
Reinvested dividends	—	—	33,209	318,610
Shares redeemed	(164,884)	(1,589,683)	(441,046)	(4,151,317)
Net increase (decrease)	(107,576)	$(1,037,137)	(283,620)	$(2,691,202)

	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,375,859	$27,316,859	14,859,892	$173,898,970	21,126	$242,454	107,109	$1,269,079
Reinvested dividends	—	—	2,031,030	23,737,627	—	—	50,662	591,671
Shares redeemed	(6,238,828)	(71,569,027)	(24,854,157)	(295,973,448)	(235,554)	(2,700,080)	(472,076)	(5,575,063)
Net increase (decrease)	(3,862,969)	$(44,252,168)	(7,963,235)	$(98,336,851)	(214,428)	$(2,457,626)	(314,305)	$(3,714,313)
	SA Multi-Managed Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	17,198	$196,302	203,931	$2,383,117
Reinvested dividends	—	—	28,653	333,083
Shares redeemed	(126,559)	(1,443,443)	(380,137)	(4,447,535)
Net increase (decrease)	(109,361)	$(1,247,141)	(147,553)	$(1,731,335)
	SA Wellington Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	813,393	$7,879,745	11,411,819	$111,054,532	2,123,104	$20,368,954	5,144,242	$49,729,477
Reinvested dividends	—	—	831,044	8,021,823	—	—	954,267	9,143,842
Shares redeemed	(2,218,588)	(21,459,618)	(2,701,807)	(26,317,213)	(3,127,289)	(29,999,798)	(6,266,709)	(60,581,415)
Net increase (decrease)	(1,405,195)	$(13,579,873)	9,541,056	$92,759,142	(1,004,185)	$(9,630,844)	(168,200)	$(1,708,096)
	SA Columbia Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,028	$121,441	103,955	$1,098,903	103,262	$1,140,544	99,776	$950,819
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,643,262)	(31,224,097)	(2,555,405)	(25,489,519)	(197,647)	(2,165,374)	(407,183)	(3,902,367)
Net increase (decrease)	(2,633,234)	$(31,102,656)	(2,451,450)	$(24,390,616)	(94,385)	$(1,024,830)	(307,407)	$(2,951,548)

	SA Columbia Focused Growth Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	9,571	$107,503	119,186	$1,068,551
Reinvested dividends	—	—	—	—
Shares redeemed	(258,209)	(2,787,421)	(476,094)	(4,440,502)
Net increase (decrease)	(248,638)	$(2,679,918)	(356,908)	$(3,371,951)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	408,696	$8,554,625	138,503	$2,876,650	3,932	$82,369	30,929	$640,330
Reinvested dividends	—	—	615,325	12,856,576	—	—	30,215	630,672
Shares redeemed	(646,864)	(13,674,067)	(4,367,370)	(85,973,760)	(59,257)	(1,246,567)	(111,491)	(2,216,264)
Net increase (decrease)	(238,168)	$(5,119,442)	(3,613,542)	$(70,240,534)	(55,325)	$(1,164,198)	(50,347)	$(945,262)
	SA Columbia Focused Value Portfolio
	Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	3,829	$79,043	20,952	$419,647
Reinvested dividends	—	—	22,709	472,932
Shares redeemed	(55,956)	(1,170,514)	(128,549)	(2,593,806)
Net increase (decrease)	(52,127)	$(1,091,471)	(84,888)	$(1,701,227)
	SA Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,268	$108,589	2,396	$35,885	1,849,372	$27,405,108	2,409,729	$34,518,413
Reinvested dividends	—	—	269	3,877	—	—	256,542	3,685,544
Shares redeemed	(62)	(934)	(16)	(229)	(618,252)	(9,183,034)	(1,217,632)	(17,400,326)
Net increase (decrease)	7,206	$107,655	2,649	$39,533	1,231,120	$18,222,074	1,448,639	$20,803,631

	SA Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,090	$13,043	4,082	$48,626	974,133	$11,658,869	2,241,194	$26,389,464
Reinvested dividends	—	—	480	5,638	—	—	2,038,184	23,876,248
Shares redeemed	(2,146)	(25,793)	(1,358)	(16,505)	(3,995,717)	(47,920,665)	(6,936,893)	(81,762,877)
Net increase (decrease)	(1,056)	$(12,750)	3,204	$37,759	(3,021,584)	$(36,261,796)	(2,657,515)	$(31,497,165)
	SA Allocation Moderate Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,712	$20,000	805,516	$9,514,600	2,029,171	$23,566,955
Reinvested dividends	—	—	359	4,167	—	—	1,002,440	11,619,170
Shares redeemed	—	—	(1,711)	(20,463)	(2,287,326)	(27,008,939)	(5,063,115)	(58,670,227)
Net increase (decrease)	—	$—	360	$3,704	(1,481,810)	$(17,494,339)	(2,031,504)	$(23,484,102)
	SA Allocation Balanced Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018		For the six months ended September 30, 2018 (unaudited)		For the year ended March 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—	1,129,395	$12,308,743	2,624,362	$28,816,830
Reinvested dividends	—	—	500	5,437	—	—	1,056,395	11,458,102
Shares redeemed	—	—	—	—	(1,896,184)	(20,697,782)	(5,306,727)	(58,271,163)
Net increase (decrease)	—	$—	500	$5,437	(766,789)	$(8,389,039)	(1,625,970)	$(17,996,231)

Note 8.  Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc.("AIG") or an affiliate thereof. For the six months ended September 30, 2018, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
American International Group, Inc.	$13,668	$—	$1,311,685	$1,491	$159,473	$16,015	$(39,220)	$1,130,498

SA Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$1,688,248	$624,047	$46,218	$(1,358)	$504	$2,265,223
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	4,936,294	954,419	132,051	(1,584)	(9,868)	5,747,210
SA Multi-Managed International Equity Portfolio, Class 1	—	—	12,402,806	2,052,008	1,266,598	175,661	(223,201)	13,140,676
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	13,269,765	2,010,691	2,809,672	524,054	1,176,284	14,171,122
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	14,492,594	2,341,778	1,860,842	205,006	663,341	15,841,877
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,561,521	245,645	37,965	8,599	187,354	1,965,154
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,003,239	352,448	54,471	4,809	110,359	2,416,384
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,879,175	299,047	146,218	37,236	152,098	2,221,338
SA Wellington Real Return Portfolio, Class 1	—	—	2,790,118	1,016,291	75,929	(1,021)	12,044	3,741,503
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	3,690,816	640,814	249,038	25,273	512,791	4,620,656
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	602,540	106,802	16,506	77	5,454	698,367
SA Emerging Market Equity Index, Class 1	—	—	—	1,779,066	36,303	(2,293)	(107,665)	1,632,805
SA Federated Corporate Bond Portfolio, Class 1	—	—	2,238,921	495,169	686,073	(36,848)	55,445	2,066,614
SA Fixed Income Index Portfolio, Class 1	—	—	3,382,129	2,825,198	129,992	(1,774)	(9,341)	6,066,220
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,045,226	2,711,117	120,089	(1,751)	14,101	5,648,604
SA Franklin Small Company Value Portfolio, Class 1	—	—	703,410	128,163	19,808	534	39,060	851,359
SA International Index Portfolio, Class 1	—	—	6,511,846	770,615	3,656,456	75,589	(103,056)	3,598,538
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	895,261	149,523	23,109	4,136	147,861	1,173,672
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	3,178,260	442,385	668,010	151,475	(550,423)	2,553,687
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,893,344	1,068,023	165,063	8,692	513,573	7,318,569

SA Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
SA JPMorgan MFS Core Bond Portfolio, Class 1	$—	$—	$2,262,144	$555,849	$62,724	$(2,700)	$(1,617)	$2,750,952
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,914,367	309,727	147,868	12,929	190,020	2,279,175
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	2,124,879	43,564	3,505	262,853	2,347,673
SA Large Cap Index Portfolio, Class 1	—	—	8,201,940	1,441,831	222,835	24,407	961,784	10,407,127
SA Large Cap Value Index Portfolio, Class 1	—	—	—	2,124,879	43,564	2,023	133,731	2,217,069
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	2,442,778	427,209	66,025	4,381	196,444	3,004,787
SA MFS Blue Chip Growth, Class 1	—	—	5,011,864	854,419	432,051	53,389	648,662	6,136,283
SA Mid Cap Index Portfolio, Class 1	—	—	1,877,058	341,767	52,820	6,801	151,834	2,324,640
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,705,149	765,814	99,038	2,377	(1,069)	4,373,233
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	4,304,206	801,017	123,797	5,213	473,908	5,460,547
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	929,768	160,204	224,760	10,622	18,814	894,648
SA Putnam International Growth and Income Portfolio, Class 1	—	—	2,063,994	373,808	57,772	315	(78,723)	2,301,622
SA Small Cap Index Portfolio, Class 1	—	—	3,631,408	640,813	99,038	16,660	405,770	4,595,613
	$—	$—	$121,510,189	$31,935,465	$13,876,267	$1,314,434	$5,949,126	$146,832,947

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$12,699,394	$1,037,552	$930,663	$(28,777)	$20,876	$12,798,382
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	65,821,188	2,195,585	7,347,203	(154,922)	(12,621)	60,502,027
SA Multi-Managed International Equity Portfolio, Class 1	—	—	39,837,999	117,638	6,189,274	769,490	(886,429)	33,649,424
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	45,059,861	125,799	11,270,966	2,225,336	3,007,118	39,147,148

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
SA Multi-Managed Large Cap Value Portfolio, Class 1	$—	$—	$48,996,553	$143,010	$8,322,519	$1,384,226	$1,272,384	$43,473,654
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	4,989,245	14,082	648,999	43,133	490,939	4,888,400
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	7,016,979	21,906	542,887	66,870	308,779	6,871,647
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	6,294,200	17,994	970,943	97,409	488,909	5,927,569
SA Wellington Real Return Portfolio, Class 1	—	—	21,262,826	2,262,587	2,351,105	(59,596)	141,901	21,256,613
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	12,190,796	589,117	969,441	101,698	1,623,738	13,535,908
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	4,902,620	265,647	387,776	1,520	39,866	4,821,877
SA Emerging Market Equity Index, Class 1	—	—	—	4,710,766	304,194	(16,042)	(298,084)	4,092,446
SA Federated Corporate Bond Portfolio, Class 1	—	—	16,618,759	50,070	4,240,884	(233,211)	334,062	12,528,796
SA Fixed Income Index Portfolio, Class 1	—	—	13,711,334	6,076,934	1,335,895	(20,343)	(29,609)	18,402,421
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,603,221	6,073,804	1,258,340	(19,777)	57,924	17,456,832
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,031,034	9,388	232,666	4,466	162,204	2,974,426
SA International Index Portfolio, Class 1	—	—	22,990,483	51,036	12,867,194	273,093	(348,321)	10,099,097
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,370,809	9,388	532,666	69,522	416,969	3,334,022
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	9,338,787	24,934	1,906,739	416,064	(1,560,133)	6,312,913
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	19,762,726	612,587	1,551,105	67,257	1,531,198	20,422,663
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	20,998,225	62,587	1,551,105	(69,068)	20,519	19,461,158
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	5,643,278	17,212	426,554	51,585	518,200	5,803,721
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	6,313,458	380,243	29,798	814,002	6,777,015
SA Large Cap Index Portfolio, Class 1	—	—	30,240,515	93,881	2,676,657	262,772	2,982,288	30,902,799
SA Large Cap Value Index Portfolio, Class 1	—	—	—	6,313,458	380,243	15,599	412,069	6,360,883
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	8,549,336	377,382	678,608	39,517	611,413	8,899,040

SA Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
SA MFS Blue Chip Growth, Class 1	$—	$—	$17,469,342	$479,764	$1,357,217	$174,086	$2,149,060	$18,915,035
SA Mid Cap Index Portfolio, Class 1	—	—	2,643,057	409,389	232,666	27,898	207,427	3,055,105
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	12,406,294	738,336	950,052	27,689	(21,154)	12,201,113
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	14,805,266	46,940	1,163,329	37,287	1,440,809	15,166,973
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,857,818	268,776	1,365,331	1,300	171,215	4,933,778
SA Putnam International Growth and Income Portfolio, Class 1	—	—	6,337,005	19,559	484,720	6,248	(214,674)	5,663,418
SA Small Cap Index Portfolio, Class 1	—	—	12,524,054	264,117	1,219,441	177,596	1,198,841	12,945,167
	$—	$—	$507,973,004	$39,814,683	$77,027,625	$5,769,723	$17,051,685	$493,581,470

†  Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$9,551,306	$1,096,169	$638,869	$(20,195)	$14,053	$10,002,464
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	50,947,645	1,058,092	3,675,357	(82,753)	(53,400)	48,194,227
SA Multi-Managed International Equity Portfolio, Class 1	—	—	20,117,623	194,461	2,799,779	353,221	(409,446)	17,456,080
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	24,866,260	225,436	5,063,481	821,589	2,182,690	23,032,494
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	26,659,692	252,683	4,194,494	352,265	1,107,111	24,177,257
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,780,236	25,645	370,365	57,251	237,920	2,730,687
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,937,088	40,070	266,195	39,765	171,762	3,922,490
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,521,399	32,056	612,956	106,850	212,172	3,259,521
SA Wellington Real Return Portfolio, Class 1	—	—	16,083,155	1,560,281	1,064,781	(25,822)	90,532	16,643,365

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$7,268,930	$72,127	$929,152	$90,061	$867,770	$7,369,736
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	3,176,754	35,262	234,252	793	25,314	3,003,871
SA Emerging Market Equity Index, Class 1	—	—	—	2,320,857	126,655	(5,544)	(147,803)	2,040,855
SA Federated Corporate Bond Portfolio, Class 1	—	—	12,519,249	228,225	2,651,825	(147,601)	225,756	10,173,804
SA Fixed Income Index Portfolio, Class 1	—	—	11,918,089	5,121,216	993,615	(16,027)	(26,938)	16,002,725
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,108,374	5,093,672	944,613	(15,675)	48,814	15,290,572
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,228,252	12,822	85,183	1,586	66,007	1,223,484
SA International Index Portfolio, Class 1	—	—	11,069,874	54,525	9,582,996	171,462	(187,280)	1,525,585
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,706,056	16,028	266,478	42,162	214,409	1,712,177
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,879,761	41,132	977,216	217,002	(812,713)	3,347,966
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	10,839,769	112,198	745,347	29,105	830,538	11,066,263
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	16,157,991	160,281	1,064,781	(48,317)	10,416	15,215,590
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,247,985	32,056	322,956	37,533	285,735	3,280,353
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	3,127,809	168,874	11,983	404,086	3,375,004
SA Large Cap Index Portfolio, Class 1	—	—	15,554,961	160,281	1,064,781	102,218	1,587,833	16,340,512
SA Large Cap Value Index Portfolio, Class 1	—	—	—	3,127,809	168,874	6,040	204,738	3,169,713
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	4,585,384	48,084	319,434	17,313	321,074	4,652,421
SA MFS Blue Chip Growth, Class 1	—	—	9,466,907	96,169	838,869	114,775	1,121,234	9,960,216
SA Mid Cap Index Portfolio, Class 1	—	—	1,345,751	12,824	85,183	9,999	95,715	1,379,106
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	6,264,644	64,113	425,913	13,706	(6,267)	5,910,283
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	8,413,080	88,156	585,630	16,319	827,708	8,759,633

SA Allocation Moderate Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
SA PineBridge High-Yield Bond Portfolio, Class 1	$—	$—	$4,524,111	$48,085	$719,434	$(645)	$131,261	$3,983,378
SA Putnam International Growth and Income Portfolio, Class 1	—	—	3,126,595	32,056	212,956	3,994	(106,499)	2,843,190
SA Small Cap Index Portfolio, Class 1	—	—	7,682,893	84,949	564,334	87,190	758,522	8,049,220
	$—	$—	$314,549,814	$24,675,629	$42,765,628	$2,341,603	$10,292,824	$309,094,242

† Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$9,160,640	$1,073,437	$623,783	$(20,206)	$13,982	$9,604,070
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	52,709,087	2,412,010	4,563,352	(110,703)	(27,683)	50,419,359
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,353,942	312,786	1,383,367	158,669	(191,333)	9,250,697
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	12,754,183	367,521	2,877,313	588,144	948,789	11,781,324
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	13,658,003	408,536	2,045,880	169,089	595,325	12,785,073
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,350,326	41,016	93,567	15,884	140,116	1,453,775
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,953,788	61,523	140,351	25,470	80,271	1,980,701
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,897,092	51,269	341,958	87,153	84,733	1,778,289
SA Wellington Real Return Portfolio, Class 1	—	—	15,407,722	2,454,589	1,362,037	(35,133)	95,271	16,560,412
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	3,672,956	187,793	457,310	41,113	458,965	3,903,517
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	3,302,761	102,540	233,918	1,413	26,108	3,198,904
SA Emerging Market Equity Index, Class 1	—	—	—	1,170,436	55,498	(2,844)	(74,899)	1,037,195
SA Federated Corporate Bond Portfolio, Class 1	—	—	11,973,567	358,886	2,618,713	(145,929)	220,885	9,788,696

SA Allocation Balanced Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2018
SA Fixed Income Index Portfolio, Class 1	$—	$—	$11,554,142	$2,592,338	$861,947	$(14,349)	$(29,859)	$13,240,325
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,698,114	2,212,800	792,100	(13,673)	38,813	12,143,954
SA Franklin Small Company Value Portfolio, Class 1	—	—	555,311	20,508	46,784	421	30,155	559,611
SA International Index Portfolio, Class 1	—	—	5,749,650	135,682	4,264,082	83,268	(93,715)	1,610,803
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	867,692	23,926	54,581	7,945	129,635	974,617
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,258,546	59,844	607,821	138,127	(401,419)	1,447,277
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,517,414	424,316	397,661	12,810	446,953	6,003,832
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	15,308,546	454,589	1,037,037	(47,438)	11,394	14,690,054
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,827,356	51,270	241,959	20,889	151,990	1,809,546
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	1,725,545	69,373	5,134	225,228	1,886,534
SA Large Cap Index Portfolio, Class 1	—	—	7,519,269	229,004	622,417	53,526	764,499	7,943,881
SA Large Cap Value Index Portfolio, Class 1	—	—	—	1,725,545	69,373	2,678	114,194	1,773,044
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	2,388,281	200,195	171,540	8,363	178,184	2,603,483
SA MFS Blue Chip Growth, Class 1	—	—	4,701,090	450,391	843,080	127,014	527,315	4,962,730
SA Mid Cap Index Portfolio, Class 1	—	—	729,026	70,508	146,784	12,580	40,784	706,114
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,414,849	202,539	233,918	7,179	(4,591)	3,386,058
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	4,466,154	136,719	311,891	5,472	446,924	4,743,378
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	4,332,788	136,719	1,011,891	111	125,760	3,583,487
SA Putnam International Growth and Income Portfolio, Class 1	—	—	1,698,955	151,269	116,959	2,366	(60,756)	1,674,875
SA Small Cap Index Portfolio, Class 1	—	—	4,116,578	329,883	396,296	51,878	414,867	4,516,910
	$—	$—	$225,897,828	$20,335,932	$29,094,541	$1,236,421	$5,426,885	$223,802,525

† Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets.

At September 30, 2018, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Dynamic Strategy Portfolio
SA Multi-Managed Growth Portfolio	1.54%	98.46%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Moderate Growth Portfolio	0.69	99.31	—	—	—	—	—	—
SA Multi-Managed Income/Equity Portfolio	0.57	99.43	—	—	—	—	—	—
SA Multi-Managed Income Portfolio	0.94	99.06	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	2.60	97.40	—	—	—	—	—	—
SA T. Rowe Price Growth Stock Portfolio	0.21	22.17	—	—	—	—	77.62	—
SA Multi-Managed Large Cap Growth Portfolio	0.15	11.07	2.16	2.60	7.17	4.22	40.59	32.04
SA Multi-Managed Large Cap Value Portfolio	0.05	5.60	1.61	2.00	5.49	3.05	47.05	35.15
SA Multi-Managed Mid Cap Growth Portfolio	0.29	19.11	0.61	0.83	2.07	1.16	42.31	33.62
SA Multi-Managed Mid Cap Value Portfolio	0.24	16.98	0.78	0.95	2.70	1.54	58.23	18.58
SA Multi-Managed Small Cap Portfolio	0.18	10.74	0.58	0.73	1.95	1.07	34.35	50.40
SA Multi-Managed International Equity Portfolio	0.16	7.68	1.95	2.77	7.08	3.67	50.15	26.54
SA Multi-Managed Diversified Fixed Income Portfolio	0.08	3.62	4.98	0.57	5.98	4.76	67.19	12.82
SA Wellington Real Return Portfolio	2.86	50.76	2.18	0.49	2.79	2.19	28.58	10.15
SA Columbia Focused Growth Portfolio	0.79	49.57	—	—	—	—	49.64	—
SA Columbia Focused Value Portfolio	0.09	7.59	—	—	—	—	60.22	32.10
SA Allocation Growth Portfolio	6.31	93.69	—	—	—	—	—	—
SA Allocation Moderate Growth Portfolio	6.04	93.96	—	—	—	—	—	—
SA Allocation Moderate Portfolio	6.34	93.66	—	—	—	—	—	—
SA Allocation Balanced Portfolio	10.04	89.96	—	—	—	—	—	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2018, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Multi-Managed Growth	5	$138	$289,177	3.34%
SA Multi-Managed Moderate Growth	3	155	530,924	3.40
SA Multi-Managed Income/Equity	1	88	907,986	3.51
SA Multi-Managed Income	1	47	480,746	3.51
SA Multi-Managed Large Cap Growth	14	528	405,140	3.34
SA Multi-Managed Large Cap Value	12	196	179,469	3.29
SA Multi-Managed Mid Cap Growth	7	287	460,036	3.17
SA Multi-Managed Mid Cap Value	1	12	142,868	3.15
SA Multi-Managed Small Cap	2	340	1,859,384	3.29
SA Multi-Managed International Equity	19	4,468	2,617,072	3.24
SA Multi-Managed Diversified Fixed Income	2	68	386,059	3.16
SA Wellington Real Return	3	47	168,564	3.33
SA Columbia Focused Growth	1	663	7,175,157	3.32

As of September 30, 2018, there were no outstanding borrowings.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2018, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
SA T. Rowe Price Growth Stock	$—	$1,069,810	$373,747
SA Multi-Managed Large Cap Value	1,164,955	1,044,841	(56,366)
SA Multi-Managed Mid Cap Value	10,171	64,514	18,189

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2018, none of the Portfolios participated in this program.

Note 13.  Subsequent Event: The Funds Boards of Trustees and shareholders approved the below reorganization:

Target Portfolio	Acquiring Portfolio
Seasons Series Trust — SA Columbia Focused Growth Portfolio	SA AB Growth Portfolio

The Target Portfolio was merged with and into the Acquiring Portfolio indicated above (such combination referred to hereinafter as the "Reorganization"). The Reorganization was effective on October 22, 2018.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Growth Portfolio Class 1
03/31/14	$17.76	$0.09	$2.89	$2.98	$(0.13)	$(0.45)	$(0.58)	$20.16	16.90%	$13,202	1.28%		0.43%		80%
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17		0.62		67
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19		0.56		51
03/31/17	15.89	0.08	1.74	1.82	(0.10)	(1.13)	(1.23)	16.48	11.72	10,069	1.22		0.51		48
03/31/18	16.48	0.07	1.81	1.88	(0.09)	(1.25)	(1.34)	17.02	11.45	9,976	1.23	(2)	0.41	(2)	51
09/30/18@	17.02	0.04	1.53	1.57	—	—	—	18.59	9.22	10,163	1.27	#(2)	0.46	#(2)	25
SA Multi-Managed Growth Portfolio Class 2
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43		0.28		80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32		0.47		67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34		0.40		51
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
03/31/18	16.47	0.05	1.80	1.85	(0.06)	(1.25)	(1.31)	17.01	11.29	19,251	1.38	(2)	0.26	(2)	51
09/30/18@	17.01	0.03	1.52	1.55	—	—	—	18.56	9.11	19,538	1.42	#(2)	0.31	#(2)	25
SA Multi-Managed Growth Portfolio Class 3
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52		0.19		80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42		0.37		67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44		0.30		51
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
03/31/18	16.44	0.03	1.79	1.82	(0.04)	(1.25)	(1.29)	16.97	11.13	23,755	1.48	(2)	0.16	(2)	51
09/30/18@	16.97	0.02	1.52	1.54	—	—	—	18.51	9.07	23,820	1.51	#(2)	0.21	#(2)	25

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	09/30/18#@
SA Multi-Managed Growth Portfolio Class 1	0.00%	0.03%
SA Multi-Managed Growth Portfolio Class 2	0.00	0.03
SA Multi-Managed Growth Portfolio Class 3	0.00	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Moderate Growth Portfolio Class 1
03/31/14	$14.44	$0.12	$1.76	$1.88	$(0.15)	$(0.82)	$(0.97)	$15.35	13.24%	$13,622	1.09%		0.78%		74%
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02		0.98		71
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04		1.01		48
03/31/17	12.43	0.13	1.11	1.24	(0.16)	(0.98)	(1.14)	12.53	10.24	9,579	1.07		1.02		44
03/31/18	12.53	0.11	1.05	1.16	(0.13)	(0.66)	(0.79)	12.90	9.25	9,450	1.08	(2)	0.84	(2)	54
09/30/18@	12.90	0.06	0.87	0.93	—	—	—	13.83	7.21	9,669	1.09	#(2)	0.95	#(2)	25
SA Multi-Managed Moderate Growth Portfolio Class 2
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24		0.63		74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17		0.83		71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19		0.86		48
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
03/31/18	12.51	0.09	1.05	1.14	(0.11)	(0.66)	(0.77)	12.88	9.10	42,662	1.23	(2)	0.69	(2)	54
09/30/18@	12.88	0.05	0.87	0.92	—	—	—	13.80	7.14	42,794	1.24	#(2)	0.80	#(2)	25
SA Multi-Managed Moderate Growth Portfolio Class 3
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33		0.54		74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27		0.73		71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29		0.75		48
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
03/31/18	12.49	0.08	1.05	1.13	(0.09)	(0.66)	(0.75)	12.87	9.07	35,834	1.33	(2)	0.59	(2)	54
09/30/18@	12.87	0.05	0.85	0.90	—	—	—	13.77	6.99	35,632	1.34	#(2)	0.70	#(2)	25

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	09/30/18#@
SA Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.03%
SA Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.03
SA Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income/Equity Portfolio Class 1
03/31/14	$12.69	$0.17	$0.65	$0.82	$(0.22)	$(0.50)	$(0.72)	$12.79	6.65%	$12,165	1.05%		1.35%		77%
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00		1.45		86
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02		1.60		45
03/31/17	11.01	0.18	0.47	0.65	(0.19)	(0.48)	(0.67)	10.99	6.03	8,749	1.06		1.57		42
03/31/18	10.99	0.16	0.58	0.74	(0.19)	(0.35)	(0.54)	11.19	6.70	8,614	1.08		1.40		62
09/30/18@	11.19	0.09	0.39	0.48	—	—	—	11.67	4.29	8,678	1.12	#(2)	1.65	#(2)	24
SA Multi-Managed Income/Equity Portfolio Class 2
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20		1.20		77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15		1.31		86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17		1.45		45
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22		1.42		42
03/31/18	10.97	0.14	0.58	0.72	(0.17)	(0.35)	(0.52)	11.17	6.54	33,123	1.23		1.25		62
09/30/18@	11.17	0.09	0.39	0.48	—	—	—	11.65	4.30	32,879	1.27	#(2)	1.50	#(2)	24
SA Multi-Managed Income/Equity Portfolio Class 3
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29		1.09		77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25		1.21		86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26		1.34		45
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31		1.32		42
03/31/18	10.97	0.13	0.59	0.72	(0.16)	(0.35)	(0.51)	11.18	6.50	18,900	1.33		1.15		62
09/30/18@	11.18	0.08	0.39	0.47	—	—	—	11.65	4.20	18,751	1.37	#(2)	1.40	#(2)	24

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Income/Equity Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income/Equity Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income/Equity Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

09/30/18#@
Multi-Managed Income/Equity Portfolio Class 1	0.03%
Multi-Managed Income/Equity Portfolio Class 2	0.03
Multi-Managed Income/Equity Portfolio Class 3	0.03

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Income Portfolio Class 1
03/31/14	$12.39	$0.20	$0.18	$0.38	$(0.25)	$(0.42)	$(0.67)	$12.10	3.20%	$10,622	1.05%		1.59%		63%
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00		1.81		87
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01		2.01		46
03/31/17	11.02	0.22	0.27	0.49	(0.23)	(0.24)	(0.47)	11.04	4.50	6,106	1.08		1.95		41
03/31/18	11.04	0.20	0.25	0.45	(0.22)	(0.22)	(0.44)	11.05	4.08	5,538	1.09		1.74		62
09/30/18@	11.05	0.11	0.13	0.24	—	—	—	11.29	2.17	5,427	1.16	#(2)	2.05	#(2)	24
SA Multi-Managed Income Portfolio Class 2
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21		1.44		63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15		1.65		87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17		1.87		46
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23		1.80		41
03/31/18	11.03	0.18	0.25	0.43	(0.20)	(0.22)	(0.42)	11.04	3.92	27,062	1.24		1.59		62
09/30/18@	11.04	0.11	0.12	0.23	—	—	—	11.27	2.08	26,654	1.31	#(2)	1.90	#(2)	24
SA Multi-Managed Income Portfolio Class 3
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29		1.32		63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25		1.55		87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26		1.75		46
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33		1.70		41
03/31/18	11.03	0.17	0.25	0.42	(0.19)	(0.22)	(0.41)	11.04	3.81	16,906	1.34		1.49		62
09/30/18@	11.04	0.10	0.12	0.22	—	—	—	11.26	1.99	16,478	1.41	#(2)	1.80	#(2)	24

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

09/30/18#@
Multi-Managed Income Portfolio Class 1	0.02%
Multi-Managed Income Portfolio Class 2	0.02
Multi-Managed Income Portfolio Class 3	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
03/31/14	$11.25	$0.20	$1.86	$2.06	$(0.33)	$—	$(0.33)	$12.98	18.43%	$22,898	1.01%		1.63%		61%
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56	21,958	0.99		1.36		79
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)	17,363	0.98		1.46		94
03/31/17	11.48	0.17	1.38	1.55	(0.11)	(1.07)	(1.18)	11.85	13.98	15,897	1.04		1.41		106
03/31/18	11.85	0.19	1.29	1.48	(0.21)	(0.97)	(1.18)	12.15	12.43	15,727	0.96		1.49		69
09/30/18@	12.15	0.11	0.62	0.73	—	—	—	12.88	6.01	15,888	0.92	#(2)	1.75	#(2)	57
SA Putnam Asset Allocation Diversified Growth Portfolio Class 2
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26	74,099	1.16		1.48		61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39	70,798	1.14		1.21		79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)	60,314	1.13		1.31		94
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19		1.26		106
03/31/18	11.85	0.17	1.29	1.46	(0.19)	(0.97)	(1.16)	12.15	12.25	55,477	1.11		1.33		69
09/30/18@	12.15	0.10	0.62	0.72	—	—	—	12.87	5.93	55,181	1.07	#(2)	1.60	#(2)	57
SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18	65,734	1.26		1.38		61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28	61,850	1.24		1.11		79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)	51,394	1.23		1.21		94
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29		1.16		106
03/31/18	11.83	0.15	1.28	1.43	(0.18)	(0.97)	(1.15)	12.11	12.07	77,570	1.21		1.24		69
09/30/18@	12.11	0.09	0.63	0.72	—	—	—	12.83	5.95	94,675	1.17	#(2)	1.51	#(2)	57

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10	0.10
SA Multi-Managed Asset Allocation Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio Class 1
03/31/14	$18.68	$(0.05)	$5.08	$5.03	$—	$(0.85)	$(0.85)	$22.86	27.01%	$237,515	0.91%		(0.23)%	36%
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88		(0.15)	32
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87		(0.19)	43
03/31/17	23.21	(0.01)	4.13	4.12	—	(2.54)	(2.54)	24.79	18.78	357,120	0.87		(0.04)	38
03/31/18	24.79	0.01	5.93	5.94	—	(3.42)	(3.42)	27.31	24.49	333,144	0.87		0.02	50
09/30/18@	27.31	(0.01)	3.00	2.99	—	—	—	30.30	10.95	346,319	0.88	#	(0.04)#	19
SA T. Rowe Price Growth Stock Portfolio Class 2
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06		(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03		(0.30)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02		(0.34)	43
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02		(0.19)	38
03/31/18	24.23	(0.04)	5.80	5.76	—	(3.42)	(3.42)	26.57	24.31	43,404	1.02		(0.13)	50
09/30/18@	26.57	(0.03)	2.92	2.89	—	—	—	29.46	10.88	43,906	1.03	#	(0.19)#	19
SA T. Rowe Price Growth Stock Portfolio Class 3
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16		(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13		(0.40)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12		(0.44)	43
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12		(0.29)	38
03/31/18	23.90	(0.06)	5.71	5.65	—	(3.42)	(3.42)	26.13	24.18	35,916	1.12		(0.23)	50
09/30/18@	26.13	(0.04)	2.86	2.82	—	—	—	28.95	10.79	36,146	1.13	#	(0.29)#	19

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA T. Rowe Price Growth Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	—%
SA T. Rowe Price Growth Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	—
SA T. Rowe Price Growth Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	—

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio Class 1
03/31/14	$11.66	$0.06	$2.55	$2.61	$(0.08)	$(0.47)	$(0.55)	$13.72	22.60%	$158,516	0.85%		0.47%		69%
03/31/15	13.72	0.08	2.07	2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84		0.57		43
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83		0.53		46
03/31/17	12.45	0.07	1.63	1.70	(0.06)	(0.40)	(0.46)	13.69	13.96	475,135	0.82		0.58		47
03/31/18	13.69	0.07	2.54	2.61	(0.08)	(0.90)	(0.98)	15.32	19.23	458,603	0.81		0.49		36
09/30/18@	15.32	0.03	2.16	2.19	—	—	—	17.51	14.30	489,527	0.78	#(2)	0.38	#(2)	24
SA Multi-Managed Large Cap Growth Portfolio Class 2
03/31/14	11.50	0.04	2.51	2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01		0.32		69
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98		0.41		43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98		0.37		46
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97		0.40		47
03/31/18	13.44	0.05	2.49	2.54	(0.06)	(0.90)	(0.96)	15.02	19.07	34,895	0.96		0.34		36
09/30/18@	15.02	0.02	2.11	2.13	—	—	—	17.15	14.18	35,722	0.93	#(2)	0.23	#(2)	24
SA Multi-Managed Large Cap Growth Portfolio Class 3
03/31/14	11.42	0.03	2.50	2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11		0.22		69
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08		0.31		43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08		0.28		46
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06		0.18		47
03/31/18	13.31	0.04	2.46	2.50	(0.04)	(0.90)	(0.94)	14.87	18.96	18,417	1.06		0.24		36
09/30/18@	14.87	0.01	2.09	2.10	—	—	—	16.97	14.12	19,255	1.03	#(2)	0.14	#(2)	24

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Large Cap Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Multi-Managed Large Cap Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Large Cap Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

09/30/18#@
Multi-Managed Large Cap Growth Portfolio Class 1	0.05%
Multi-Managed Large Cap Growth Portfolio Class 2	0.05
Multi-Managed Large Cap Growth Portfolio Class 3	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio Class 1
03/31/14	$13.63	$0.27	$2.35	$2.62	$(0.15)	$—	$(0.15)	$16.10	19.27%	$392,153	0.82%		1.87%	31%
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79		1.55	27
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78		1.87	62
03/31/17	15.37	0.29	2.46	2.75	(0.28)	(0.54)	(0.82)	17.30	18.05	979,942	0.78		1.78	43
03/31/18	17.30	0.32	0.92	1.24	(0.40)	(1.42)	(1.82)	16.72	6.97	825,844	0.78		1.79	34
09/30/18@	16.72	0.16	0.87	1.03	—	—	—	17.75	6.16	751,045	0.79	#	1.85 #	13
SA Multi-Managed Large Cap Value Portfolio Class 2
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98		1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94		1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93		1.69	62
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93		1.61	43
03/31/18	17.29	0.29	0.92	1.21	(0.38)	(1.42)	(1.80)	16.70	6.77	27,174	0.93		1.63	34
09/30/18@	16.70	0.15	0.87	1.02	—	—	—	17.72	6.11	26,833	0.94	#	1.71 #	13
SA Multi-Managed Large Cap Value Portfolio Class 3
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08		1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04		1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03		1.56	62
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02		1.28	43
03/31/18	17.28	0.27	0.92	1.19	(0.35)	(1.42)	(1.77)	16.70	6.70	14,784	1.03		1.53	34
09/30/18@	16.70	0.14	0.86	1.00	—	—	—	17.70	5.99	14,223	1.04	#	1.61 #	13
SA Multi-Managed Mid Cap Growth Portfolio Class 1
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99		(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94		(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94		(0.08)	47
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94		(0.04)	47
03/31/18	17.09	(0.01)	3.55	3.54	—	(1.65)	(1.65)	18.98	21.07	191,355	0.93		(0.03)	45
09/30/18@	18.98	0.01	2.23	2.24	—	—	—	21.22	11.80	194,277	0.93	#	0.05 #	23
SA Multi-Managed Mid Cap Growth Portfolio Class 2
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15		(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09		(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09		(0.23)	47
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09		(0.20)	47
03/31/18	16.43	(0.03)	3.41	3.38	—	(1.65)	(1.65)	18.16	20.94	23,377	1.08		(0.18)	45
09/30/18@	18.16	(0.01)	2.14	2.13	—	—	—	20.29	11.73	24,277	1.08	#	(0.09)#	23
SA Multi-Managed Mid Cap Growth Portfolio Class 3
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25		(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19		(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19		(0.30)	47
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18		(0.35)	47
03/31/18	16.07	(0.05)	3.33	3.28	—	(1.65)	(1.65)	17.70	20.79	15,193	1.18		(0.28)	45
09/30/18@	17.70	(0.02)	2.09	2.07	—	—	—	19.77	11.69	15,592	1.18	#	(0.19)#	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	—%
SA Multi-Managed Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	—
SA Multi-Managed Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	—
SA Multi-Managed Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio Class 1
03/31/14	$16.81	$0.18	$3.35	$3.53	$(0.14)	$—	$(0.14)	$20.20	21.05%	$164,147	0.93%		0.98%		68%
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09	193,319	0.91		0.64		95
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)	233,605	0.91		1.05		67
03/31/17	15.82	0.17	2.61	2.78	(0.19)	(0.32)	(0.51)	18.09	17.65	238,924	0.91		1.02		84
03/31/18	18.09	0.15	1.11	1.26	(0.24)	(2.32)	(2.56)	16.79	6.82	211,203	0.93		0.85		30
09/30/18@	16.79	0.11	0.81	0.92	—	—	—	17.71	5.48	213,333	0.93	#	1.24	#	15
SA Multi-Managed Mid Cap Value Portfolio Class 2
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86	36,743	1.08		0.72		68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93	34,526	1.06		0.45		95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)	27,278	1.06		0.84		67
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06		0.86		84
03/31/18	18.05	0.13	1.09	1.22	(0.21)	(2.32)	(2.53)	16.74	6.63	25,021	1.08		0.70		30
09/30/18@	16.74	0.09	0.82	0.91	—	—	—	17.65	5.44	24,747	1.08	#	1.08	#	15
SA Multi-Managed Mid Cap Value Portfolio Class 3
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71	133,694	1.18		0.60		68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83	114,177	1.16		0.34		95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)	51,112	1.15		0.65		67
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16		0.65		84
03/31/18	18.01	0.11	1.09	1.20	(0.19)	(2.32)	(2.51)	16.70	6.53	16,337	1.18		0.60		30
09/30/18@	16.70	0.09	0.81	0.90	—	—	—	17.60	5.39	15,894	1.18	#	0.98	#	15
SA Multi-Managed Small Cap Portfolio Class 1
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78	95,264	0.99		0.37		41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78	147,337	0.94		0.46		40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)	243,707	0.93		0.32		65
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91		0.27		33
03/31/18	14.08	0.03	1.55	1.58	(0.06)	(1.32)	(1.38)	14.28	11.30	255,293	0.91	(2)	0.19	(2)	30
09/30/18@	14.28	0.03	1.43	1.46	—	—	—	15.74	10.22	273,126	0.91	#(2)	0.34	#(2)	20
SA Multi-Managed Small Cap Portfolio Class 2
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57	27,478	1.15		0.14		41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65	23,823	1.09		0.25		40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)	18,131	1.08		0.13		65
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06		0.11		33
03/31/18	13.75	0.01	1.51	1.52	(0.04)	(1.32)	(1.36)	13.91	11.13	17,739	1.06	(2)	0.04	(2)	30
09/30/18@	13.91	0.01	1.40	1.41	—	—	—	15.32	10.14	17,860	1.06	#(2)	0.18	#(2)	20
SA Multi-Managed Small Cap Portfolio Class 3
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41	96,671	1.25		0.04		41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60	85,401	1.19		0.15		40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)	51,317	1.17		0.01		65
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16		(0.09)		33
03/31/18	13.55	(0.01)	1.49	1.48	(0.02)	(1.32)	(1.34)	13.69	11.03	12,309	1.16	(2)	(0.06	)(2)	30
09/30/18@	13.69	0.01	1.37	1.38	—	—	—	15.07	10.08	12,519	1.16	#(2)	0.08	#(2)	20

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed Mid Cap Value Class 1	0.00%	0.00%	0.01%	0.00%	0.00%	—%
SA Multi-Managed Mid Cap Value Class 2	0.00	0.00	0.01	0.00	0.00	—
SA Multi-Managed Mid Cap Value Class 3	0.00	0.00	0.01	0.01	0.00	—
SA Multi-Managed Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/18	09/30/18#@
SA Multi-Managed Small Cap Portfolio Class 1	0.00%	0.00%
SA Multi-Managed Small Cap Portfolio Class 2	0.00	0.00
SA Multi-Managed Small Cap Portfolio Class 3	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Multi-Managed International Equity Portfolio Class 1
03/31/14	$7.97	$0.15	$0.99	$1.14	$(0.10)	$—	$(0.10)	$9.01	14.32%	$268,032	1.03	%(1)	1.84	%(1)	52%
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28
03/31/17	7.83	0.14	0.68	0.82	(0.15)	—	(0.15)	8.50	10.65	630,997	0.93	(1)(2)	1.82	(1)(2)	50
03/31/18	8.50	0.16	1.23	1.39	(0.20)	—	(0.20)	9.69	16.37 (3)	577,544	0.95	(2)	1.72	(2)	20
09/30/18@	9.69	0.15	(0.17)	(0.02)	—	—	—	9.67	(0.21)	439,055	0.95	#(2)	2.93	#(2)	13
SA Multi-Managed International Equity Portfolio Class 2
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
03/31/18	8.51	0.15	1.24	1.39	(0.19)	—	(0.19)	9.71	16.33 (3)	21,848	1.10	(2)	1.54	(2)	20
09/30/18@	9.71	0.13	(0.17)	(0.04)	—	—	—	9.67	(0.41)	20,254	1.10	#(2)	2.74	#(2)	13
SA Multi-Managed International Equity Portfolio Class 3
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
03/31/18	8.48	0.14	1.23	1.37	(0.18)	—	(0.18)	9.67	16.12 (3)	16,719	1.20	(2)	1.46	(2)	20
09/30/18@	9.67	0.13	(0.16)	(0.03)	—	—	—	9.64	(0.31)	15,619	1.20	#(2)	2.62	#(2)	13
SA Multi-Managed Diversified Fixed Income Portfolio Class 1
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
03/31/18	11.66	0.27	(0.11)	0.16	(0.27)	(0.02)	(0.29)	11.53	1.38	1,023,385	0.68		2.29		63
09/30/18@	11.53	0.15	(0.18)	(0.03)	—	—	—	11.50	(0.26)	977,098	0.69	#	2.64	#	18
SA Multi-Managed Diversified Fixed Income Portfolio Class 2
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
03/31/18	11.65	0.25	(0.12)	0.13	(0.25)	(0.02)	(0.27)	11.51	1.14	24,193	0.83		2.14		63
09/30/18@	11.51	0.14	(0.17)	(0.03)	—	—	—	11.48	(0.26)	21,669	0.83	#	2.49	#	18
SA Multi-Managed Diversified Fixed Income Portfolio Class 3
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
03/31/18	11.58	0.24	(0.12)	0.12	(0.23)	(0.02)	(0.25)	11.45	1.07	14,967	0.93		2.04		63
09/30/18@	11.45	0.14	(0.17)	(0.03)	—	—	—	11.42	(0.26)	13,672	0.93	#	2.39	#	18

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17
SA Multi-Managed International Equity Portfolio Class 1	0.01%	0.01%	0.00%	0.00%
SA Multi-Managed International Equity Portfolio Class 2	0.01	0.01	0.00	0.00
SA Multi-Managed International Equity Portfolio Class 3	0.01	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Multi-Managed International Equity Portfolio Class 1	0.01%	0.04%	0.04%	0.04%	0.04%
SA Multi-Managed International Equity Portfolio Class 2	0.01	0.04	0.04	0.04	0.04
SA Multi-Managed International Equity Portfolio Class 3	0.01	0.04	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
SA Wellington Real Return Portfolio Class 1
03/31/14	$10.31	$(0.01)	$(0.46)	$(0.47)	$(0.10)	$—	$(0.10)	$9.74	(4.60)%	$169,055	0.64%		(0.08)%		39%
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)		128
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09		32
03/31/17	9.55	0.08	0.11	0.19	—	—	—	9.74	1.99	275,808	0.62	(1)	0.86	(1)	53
03/31/18	9.74	0.09	0.05	0.14	(0.24)	—	(0.24)	9.64	1.42	364,977	0.58	(1)	0.96	(1)	23
09/30/18@	9.64	0.11	(0.07)	0.04	—	—	—	9.68	0.41	352,950	0.58	#(1)	2.36	#(1)	15
SA Wellington Real Return Portfolio Class 3
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	(1)	0.75	(1)	53
03/31/18	9.66	0.07	0.04	0.11	(0.21)	—	(0.21)	9.56	1.18	412,469	0.83	(1)	0.72	(1)	23
09/30/18@	9.56	0.10	(0.07)	0.03	—	—	—	9.59	0.31	404,099	0.83	#(1)	2.11	#(1)	15

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/17	03/31/18	09/30/18#@
SA Wellington Real Return Portfolio Class 1	0.02%	0.05%	0.05%
SA Wellington Real Return Portfolio Class 3	0.02	0.05	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Columbia Focused Growth Portfolio Class 1
03/31/14	$10.27	$(0.03)	$2.53	$2.50	$—	$(0.90)	$(0.90)	$11.87	24.53%	$69,895	1.08%		(0.31)%		88%
03/31/15	11.87	(0.04)	1.29	1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07		(0.36)		90
03/31/16	10.75	(0.04)	(1.10)	(1.14)	—	(1.00)	(1.00)	8.61	(11.42)	143,792	0.85	(2)	(0.42	)(2)	140
03/31/17	8.61	(0.04)	1.51	1.47	—	(1.28)	(1.28)	8.80	18.94	85,649	0.76	(2)	(0.40	)(2)	34
03/31/18	8.80	(0.02)	2.15	2.13	—	—	—	10.93	24.20	79,540	0.76	(2)	(0.22	)(2)	35
09/30/18@	10.93	(0.02)	1.39	1.37	—	—	—	12.30	12.53	57,113	0.76	#(2)	(0.39	)#(2)	7
SA Columbia Focused Growth Portfolio Class 2
03/31/14	10.06	(0.05)	2.49	2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23		(0.46)		88
03/31/15	11.60	(0.06)	1.26	1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22		(0.52)		90
03/31/16	10.43	(0.06)	(1.06)	(1.12)	—	(1.00)	(1.00)	8.31	(11.59)	25,493	1.02	(2)	(0.59	)(2)	140
03/31/17	8.31	(0.05)	1.45	1.40	—	(1.28)	(1.28)	8.43	18.79	25,367	0.91	(2)	(0.53	)(2)	34
03/31/18	8.43	(0.04)	2.06	2.02	—	—	—	10.45	23.96	28,233	0.91	(2)	(0.38	)(2)	35
09/30/18@	10.45	(0.03)	1.33	1.30	—	—	—	11.75	12.44	30,636	0.91	#(2)	(0.55	)#(2)	7
SA Columbia Focused Growth Portfolio Class 3
03/31/14	9.95	(0.06)	2.45	2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33		(0.56)		88
03/31/15	11.44	(0.07)	1.24	1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32		(0.62)		90
03/31/16	10.24	(0.06)	(1.04)	(1.10)	—	(1.00)	(1.00)	8.14	(11.61)	36,225	1.11	(2)	(0.69	)(2)	140
03/31/17	8.14	(0.06)	1.42	1.36	—	(1.28)	(1.28)	8.22	18.68	20,722	1.01	(2)	(0.66	)(2)	34
03/31/18	8.22	(0.04)	2.00	1.96	—	—	—	10.18	23.84	22,030	1.01	(2)	(0.48	)(2)	35
09/30/18@	10.18	(0.04)	1.30	1.26	—	—	—	11.44	12.38	21,914	1.01	#(2)	(0.65	)#(2)	7

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Columbia Focused Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%
SA Columbia Focused Growth Portfolio Class 2	0.00	0.00	0.01	0.01	0.01	0.00
SA Columbia Focused Growth Portfolio Class 3	0.00	0.00	0.01	0.01	0.01	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Columbia Focused Growth Portfolio Class 1	0.22%	0.31%	0.31%	0.31%
SA Columbia Focused Growth Portfolio Class 2	0.20	0.31	0.31	0.31
SA Columbia Focused Growth Portfolio Class 3	0.21	0.31	0.31	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/14	$13.46	$0.16	$2.94	$3.10	$(0.11)	$—	$(0.11)	$16.45	23.06%	$177,811	1.05%		1.05%		73%
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00		1.14		28
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81		1.45		110
03/31/17	16.81	0.25	3.75	4.00	(0.24)	(1.74)	(1.98)	18.83	24.12	333,901	0.71		1.35		13
03/31/18	18.83	0.31	2.14	2.45	(0.33)	(0.59)	(0.92)	20.36	12.87	287,475	0.71		1.51		4
09/30/18@	20.36	0.16	1.32	1.48	—	—	—	21.84	7.27	303,262	0.72	#	1.54	#	7
SA Columbia Focused Value Portfolio Class 2
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21		0.90		73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15		0.97		28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97		1.28		110
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86		1.20		13
03/31/18	18.80	0.27	2.15	2.42	(0.30)	(0.59)	(0.89)	20.33	12.74	14,853	0.86		1.35		4
09/30/18@	20.33	0.15	1.31	1.46	—	—	—	21.79	7.18	14,719	0.87	#	1.39	#	7
SA Columbia Focused Value Portfolio Class 3
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31		0.80		73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25		0.86		28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07		1.19		110
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96		1.11		13
03/31/18	18.76	0.25	2.14	2.39	(0.28)	(0.59)	(0.87)	20.28	12.60	10,566	0.96		1.25		4
09/30/18@	20.28	0.14	1.31	1.45	—	—	—	21.73	7.15	10,190	0.97	#	1.29	#	7

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Columbia Focused Value Portfolio Class 1	0.01%	0.00%	0.01%	0.00%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.01	0.00	0.01	0.00	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.01	0.00	0.01	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/14	03/31/15	03/31/16	03/31/17	03/31/18	09/30/18#@
SA Columbia Focused Value Portfolio Class 1	0.03%	0.05%	0.23%	0.31%	0.32%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.02	0.05	0.22	0.31	0.32	0.32
SA Columbia Focused Value Portfolio Class 3	0.02	0.05	0.22	0.31	0.32	0.32

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Allocation Growth Portfolio Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#(2)	1.53	%#(2)	34%
03/31/18	13.40	0.18	1.36	1.54	(0.16)	(0.33)	(0.49)	14.45	11.50	153	0.15	(2)	1.27	(2)	68
09/30/18@	14.45	(0.01)	0.81	0.80	—	—	—	15.25	5.54	271	0.15	#(2)	(0.15	)#(2)	10
SA Allocation Growth Portfolio Class 3
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34	(2)	1.13	(2)	34
03/31/18	13.38	0.16	1.34	1.50	(0.14)	(0.33)	(0.47)	14.41	11.25	121,286	0.40	(2)	1.14	(2)	68
09/30/18@	14.41	(0.03)	0.80	0.77	—	—	—	15.18	5.34	146,494	0.40	#(2)	(0.40	)#(2)	10
SA Allocation Moderate Growth Portfolio Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#(2)	1.61	#(2)	25
03/31/18	11.24	0.18	0.90	1.08	(0.18)	(0.39)	(0.57)	11.75	9.64	147	0.11	(2)	1.51	(2)	57
09/30/18@	11.75	(0.01)	0.55	0.54	—	—	—	12.29	4.60	141	0.11	#(2)	(0.11	)#(2)	8
SA Allocation Moderate Growth Portfolio Class 3
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29	(2)	1.24	(2)	25
03/31/18	11.22	0.15	0.91	1.06	(0.17)	(0.39)	(0.56)	11.72	9.43	507,613	0.36	(2)	1.29	(2)	57
09/30/18@	11.72	(0.02)	0.54	0.52	—	—	—	12.24	4.44	493,246	0.37	#(2)	(0.37	)#(2)	8
SA Allocation Moderate Portfolio Class 1
09/26/16##- 03/31/17	10.67	0.09	0.36	0.45	—	—	—	11.12	4.22	104	0.13	#(2)	1.64	#(2)	26
03/31/18	11.12	0.19	0.75	0.94	(0.19)	(0.26)	(0.45)	11.61	8.40	113	0.12	(2)	1.61	(2)	60
09/30/18@	11.61	(0.01)	0.48	0.47	—	—	—	12.08	4.05	118	0.12	#(2)	(0.12	)#(2)	8
SA Allocation Moderate Portfolio Class 3
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29	(2)	1.23	(2)	26
03/31/18	11.10	0.16	0.75	0.91	(0.17)	(0.26)	(0.43)	11.58	8.19	314,294	0.37	(2)	1.35	(2)	60
09/30/18@	11.58	(0.02)	0.47	0.45	—	—	—	12.03	3.89	308,850	0.37	#(2)	(0.37	)#(2)	8
SA Allocation Balanced Portfolio Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#(2)	1.72	#(2)	22
03/31/18	10.71	0.20	0.48	0.68	(0.19)	(0.37)	(0.56)	10.83	6.39	109	0.12	(2)	1.77	(2)	60
09/30/18@	10.83	(0.01)	0.33	0.32	—	—	—	11.15	2.95	113	0.13	#(2)	(0.13	)#(2)	9
SA Allocation Balanced Portfolio Class 3
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13		0.83		14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30	(2)	1.21	(2)	22
03/31/18	10.69	0.17	0.49	0.66	(0.18)	(0.37)	(0.55)	10.80	6.16	225,749	0.35	(2)	1.53	(2)	60
09/30/18@	10.80	(0.02)	0.33	0.31	—	—	—	11.11	2.87	223,594	0.38	#(2)	(0.38	)#(2)	9

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17		03/31/18	09/30/18#@
SA Allocation Growth Portfolio Class 1	N/A	0.01	%#	0.01%	0.01%
SA Allocation Growth Portfolio Class 3	0.01%	0.01		0.01	0.01
SA Allocation Moderate Growth Portfolio Class 1	N/A	0.01	#	0.01	0.01
SA Allocation Moderate Growth Portfolio Class 3	0.01	0.01		0.01	0.01
SA Allocation Moderate Portfolio Class 1	N/A	0.01	#	0.01	0.01
SA Allocation Moderate Portfolio Class 3	0.01	0.01		0.01	0.01
SA Allocation Balanced Portfolio Class 1	N/A	0.01	#	0.01	0.01
SA Allocation Balanced Portfolio Class 3	0.01	0.01		0.04	0.01

See Notes to Financial Statements

Filed under Rule 497(e) and 497(k)
Registration No. 333-08653

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 27, 2018

SA Putnam Asset Allocation Diversified Growth Portfolio
(the "Portfolio")

Supplement dated October 29, 2018,
to the Summary Prospectus and Prospectus, each dated July 27, 2018, as supplemented and amended to date

At the October 10, 2018 meeting of the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust"), the Board approved an amendment to the Subadvisory Agreement (the "Amendment") between SunAmerica Asset Management, LLC ("SunAmerica") and Putnam Investment Management, LLC with respect to the Portfolio. The Amendment reduces the fees payable by SunAmerica under the Subadvisory Agreement.

At the meeting, the Board also approved an Advisory Fee Waiver Agreement (the "Fee Waiver Agreement") with respect to the Portfolio. Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust (the "Advisory Agreement") is equal to 0.70% on the first $250 million, 0.65% on the next $250 million and 0.60% above $500 million.

This Fee Waiver Agreement becomes effective on November 1, 2018, and will continue in effect through July 31, 2020. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Advisory Agreement. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PRSRT BPM
US POSTAGE PAID
MERRILL
CORPORATION
ZIP CODE 10105

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906SAR.15 (11/18)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 7, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: December 7, 2018